GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.9%
Automobiles & Components — 2.0%
Adient PLC (Ireland)*	18,967	$ 857,308
American Axle & Manufacturing Holdings, Inc.*	67,066	694,133
Aptiv PLC (Jersey)*	6,336	996,843
Ford Motor Co.(a)*	143,632	2,134,371
General Motors Co.(a)*	43,878	2,596,261
Gentex Corp.	21,445	709,615
Gentherm, Inc.*	2,274	161,568
Goodyear Tire & Rubber Co. (The)*	15,373	263,647
Harley-Davidson, Inc.	2,868	131,412
Standard Motor Products, Inc.	96	4,162
Tenneco, Inc., Class A*	52,443	1,013,199
Visteon Corp.*	902	109,088
Winnebago Industries, Inc.	4,061	275,986
XPEL, Inc.*	45	3,774
		9,951,367
Capital Goods — 9.2%
3M Co.(a)	7,826	1,554,478
A.O. Smith Corp.	8,934	643,784
Advanced Drainage Systems, Inc.	4,070	474,440
AECOM*	10,305	652,513
AeroVironment, Inc.*	4,631	463,795
AGCO Corp.	73	9,518
Allegion PLC (Ireland)	1,167	162,563
AMETEK, Inc.	4,723	630,520
Apogee Enterprises, Inc.	3,019	122,964
Applied Industrial Technologies, Inc.	1,251	113,916
Atkore, Inc.*	11,016	782,136
Barnes Group, Inc.	146	7,483
Beacon Roofing Supply, Inc.*	14,787	787,408
Boise Cascade Co.	10,439	609,116
CAE, Inc. (Canada)*	84	2,587
Caterpillar, Inc.	3,037	660,942
Chart Industries, Inc.*	4,985	729,405
Columbus McKinnon Corp.	1,034	49,880
Comfort Systems USA, Inc.	2,741	215,963
Crane Co.	191	17,643
Cummins, Inc.	1,918	467,628
Curtiss-Wright Corp.	1,216	144,412
Deere & Co.(a)	3,692	1,302,205
Donaldson Co., Inc.	1,008	64,038
Douglas Dynamics, Inc.	519	21,118
Dover Corp.	5,196	782,518
Dycom Industries, Inc.*	7,397	551,298
EMCOR Group, Inc.	1,227	151,154
Emerson Electric Co.	10,810	1,040,354
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Enerpac Tool Group Corp.	91	$ 2,422
EnerSys	4,219	412,323
Flowserve Corp.	2,710	109,267
Fortive Corp.	5,375	374,852
Franklin Electric Co., Inc.	2,572	207,355
Generac Holdings, Inc.*	4,416	1,833,302
General Dynamics Corp.	3,776	710,870
Gibraltar Industries, Inc.*	961	73,334
GMS, Inc.*	2,054	98,880
Gorman-Rupp Co. (The)	13	448
Granite Construction, Inc.	12,370	513,726
Herc Holdings, Inc.*	1,573	176,286
Hillenbrand, Inc.	1,817	80,093
Honeywell International, Inc.	7,503	1,645,783
Howmet Aerospace, Inc.(a)*	57,271	1,974,131
Huntington Ingalls Industries, Inc.	534	112,541
IES Holdings, Inc.*	17	873
Ingersoll Rand, Inc.*	17,968	877,018
ITT, Inc.	37	3,389
John Bean Technologies Corp.	1,585	226,053
Johnson Controls International PLC (Ireland)	11,689	802,216
Kaman Corp.	31	1,562
Lennox International, Inc.	1,015	356,062
Lockheed Martin Corp.(a)	4,047	1,531,182
Masco Corp.	16,520	973,193
MasTec, Inc.*	4,503	477,768
Middleby Corp. (The)*	1,006	174,300
MRC Global, Inc.*	5,967	56,090
Mueller Industries, Inc.	1,638	70,942
MYR Group, Inc.*	1,303	118,469
Nordson Corp.	951	208,754
Northrop Grumman Corp.(a)	8,287	3,011,744
NOW, Inc.*	28,421	269,715
nVent Electric PLC (Ireland)	176	5,498
Oshkosh Corp.	2,610	325,310
Owens Corning	13,352	1,307,161
Parker-Hannifin Corp.	3,018	926,858
Pentair PLC (Ireland)	20,875	1,408,854
Quanta Services, Inc.(a)	2,627	237,927
RBC Bearings, Inc.*	887	176,886
Regal Beloit Corp.	1	134
Resideo Technologies, Inc.*	15,446	463,380
REV Group, Inc.	1,153	18,091
Rush Enterprises, Inc., Class A	386	16,691
Simpson Manufacturing Co., Inc.	2,373	262,074

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SiteOne Landscape Supply, Inc.*	1,510	$ 255,583
Snap-on, Inc.	4,078	911,148
SPX FLOW, Inc.	1,111	72,482
Standex International Corp.	80	7,593
Stanley Black & Decker, Inc.	8,613	1,765,579
Teledyne Technologies, Inc.*	1,210	506,784
Tennant Co.	578	46,153
Terex Corp.	14,163	674,442
Textron, Inc.	7,165	492,737
Toro Co. (The)	3,589	394,359
TPI Composites, Inc.*	5,813	281,465
Trane Technologies PLC (Ireland)	8,600	1,583,604
TriMas Corp.*	32	971
UFP Industries, Inc.	360	26,762
United Rentals, Inc.(a)*	5,269	1,680,864
Valmont Industries, Inc.	698	164,763
Vicor Corp.*	1,303	137,779
Watsco, Inc.	425	121,822
		44,974,476
Commercial & Professional Services — 2.0%
ABM Industries, Inc.	10,468	464,256
ASGN, Inc.*	1,009	97,802
Brady Corp., Class A	551	30,878
BrightView Holdings, Inc.*	117	1,886
Brink's Co. (The)	6,277	482,325
CACI International, Inc., Class A*	104	26,532
Cimpress PLC (Ireland)*	4,236	459,225
Cintas Corp.	435	166,170
Clean Harbors, Inc.*	2,055	191,403
Copart, Inc.*	3,283	432,798
Covanta Holding Corp.	43,739	770,244
Healthcare Services Group, Inc.	18,853	595,189
Heidrick & Struggles International, Inc.	12	535
Herman Miller, Inc.	131	6,175
HNI Corp.	4,509	198,261
IAA, Inc.*	1,026	55,958
ICF International, Inc.	1,296	113,867
IHS Markit Ltd. (Bermuda)	234	26,362
Interface, Inc.	1,682	25,735
Jacobs Engineering Group, Inc.	1,786	238,288
KAR Auction Services, Inc.*	538	9,442
Leidos Holdings, Inc.	5,400	545,940
ManpowerGroup, Inc.	2,465	293,113
Nielsen Holdings PLC (United Kingdom)	85,963	2,120,707
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.	7,374	$ 811,214
Robert Half International, Inc.	2,928	260,504
Rollins, Inc.	12,840	439,128
Science Applications International Corp.	397	34,829
Steelcase, Inc., Class A	1,612	24,357
Thomson Reuters Corp. (Canada)	5,629	559,072
TriNet Group, Inc.*	3,240	234,835
UniFirst Corp.	533	125,063
		9,842,093
Consumer Durables & Apparel — 2.8%
Acushnet Holdings Corp.	655	32,357
BRP, Inc., sub-voting shares (Canada)	1,435	112,447
Brunswick Corp.	8,051	802,041
Capri Holdings Ltd. (British Virgin Islands)*	10,666	609,989
Cavco Industries, Inc.*	402	89,320
DR Horton, Inc.	13,298	1,201,740
Garmin Ltd. (Switzerland)	5,663	819,096
G-III Apparel Group Ltd.*	14,607	479,986
Gildan Activewear, Inc. (Canada)	3,394	125,306
GoPro, Inc., Class A*	18,234	212,426
Hasbro, Inc.	751	70,985
Kontoor Brands, Inc.	11,655	657,459
La-Z-Boy, Inc.	4,129	152,938
Mattel, Inc.*	22,994	462,179
Mohawk Industries, Inc.(a)*	5,049	970,367
Newell Brands, Inc.	9,366	257,284
NIKE, Inc., Class B	9,740	1,504,733
Polaris, Inc.	4,127	565,234
PulteGroup, Inc.	4,101	223,792
PVH Corp.*	111	11,942
Skyline Champion Corp.*	8,038	428,425
Smith & Wesson Brands, Inc.	21,327	740,047
Sonos, Inc.*	18,400	648,232
Steven Madden Ltd.	9,067	396,772
Sturm Ruger & Co., Inc.	5,507	495,520
Tempur Sealy International, Inc.	7,134	279,581
Tupperware Brands Corp.*	11,198	265,953
Whirlpool Corp.	4,362	951,003
YETI Holdings, Inc.*	676	62,070
		13,629,224
Consumer Services — 3.5%
Adtalem Global Education, Inc.*	17,146	611,083

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Bloomin' Brands, Inc.*	55,961	$ 1,518,782
Booking Holdings, Inc.*	214	468,251
Boyd Gaming Corp.*	11,557	710,640
Brinker International, Inc.*	14,136	874,312
Caesars Entertainment, Inc.*	7,099	736,521
Chegg, Inc.*	1,845	153,338
Darden Restaurants, Inc.	4,241	619,144
Dine Brands Global, Inc.*	7,173	640,190
Everi Holdings, Inc.*	4,262	106,294
Expedia Group, Inc.*	5,291	866,190
Golden Entertainment, Inc.*	1,923	86,150
Graham Holdings Co., Class B	509	322,655
Grand Canyon Education, Inc.*	5,476	492,676
International Game Technology PLC (United Kingdom)*	7,690	184,252
Jack in the Box, Inc.	1,174	130,831
Marriott International, Inc., Class A(a)*	10,186	1,390,593
McDonald's Corp.	2,367	546,753
Penn National Gaming, Inc.*	11,750	898,758
Perdoceo Education Corp.*	34,300	420,861
Red Rock Resorts, Inc., Class A*	27,325	1,161,312
Service Corp. International	12,752	683,380
Starbucks Corp.	7,195	804,473
Texas Roadhouse, Inc.	9,661	929,388
Vail Resorts, Inc.*	2,608	825,484
Wendy's Co. (The)	6,402	149,935
Yum! Brands, Inc.	9,263	1,065,523
		17,397,769
Diversified Financials — 1.6%
Affiliated Managers Group, Inc.	4,411	680,220
Berkshire Hathaway, Inc., Class B*	1,245	346,010
BlackRock, Inc.	1,209	1,057,839
Federated Hermes, Inc.	3,924	133,063
Franklin Resources, Inc.	1,052	33,653
Intercontinental Exchange, Inc.	10,485	1,244,570
Invesco Ltd. (Bermuda)	24,431	653,041
Moody's Corp.	1,118	405,130
Nasdaq, Inc.	6,560	1,153,248
S&P Global, Inc.	807	331,233
T Rowe Price Group, Inc.	9,064	1,794,400
		7,832,407
Energy — 4.7%
Antero Resources Corp.*	12,145	182,539
APA Corp.	39,154	846,901
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Archrock, Inc.	11,157	$ 99,409
Bonanza Creek Energy, Inc.	8,613	405,414
Cabot Oil & Gas Corp.	28,672	500,613
Cactus, Inc., Class A	3,821	140,307
California Resources Corp.*	126	3,798
Callon Petroleum Co.*	16,475	950,443
Canadian Natural Resources Ltd. (Canada)	12,845	466,017
Centennial Resource Development, Inc., Class A*	41,500	281,370
Cimarex Energy Co.	12,295	890,773
Clean Energy Fuels Corp.*	19,824	201,214
CNX Resources Corp.*	6,789	92,738
Continental Resources, Inc.	8,413	319,946
DHT Holdings, Inc. (Marshall Islands)	22,665	147,096
EOG Resources, Inc.	17,293	1,442,928
Extraction Oil & Gas, Inc.*	487	26,741
Exxon Mobil Corp.(a)	39,360	2,482,829
Green Plains, Inc.*	3,255	109,433
Halliburton Co.	49,097	1,135,123
Hess Corp.	23,383	2,041,803
Imperial Oil Ltd. (Canada)	5,351	162,670
Kinder Morgan, Inc.	69,666	1,270,011
Kosmos Energy Ltd.*	166,029	574,460
Magnolia Oil & Gas Corp., Class A*	17,798	278,183
Marathon Oil Corp.	58,413	795,585
Marathon Petroleum Corp.	6,166	372,550
Occidental Petroleum Corp.	31,323	979,470
Oceaneering International, Inc.*	34,659	539,641
ONEOK, Inc.	5,737	319,207
Ovintiv, Inc.	33,228	1,045,685
PDC Energy, Inc.	9,645	441,644
SM Energy Co.	30,825	759,220
Suncor Energy, Inc. (Canada)	37,183	891,276
TC Energy Corp. (Canada)	12,714	629,597
Transocean Ltd. (Switzerland)*	39,717	179,521
Vermilion Energy, Inc. (Canada)*	26,160	228,900
Whiting Petroleum Corp.*	3,311	180,615
World Fuel Services Corp.	17,029	540,330
		22,956,000
Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc.*	11,236	279,215
Sysco Corp.	9,291	722,375
US Foods Holding Corp.*	5,611	215,238

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.	13,943	$ 733,541
Walmart, Inc.(a)	28,366	4,000,173
		5,950,542
Food, Beverage & Tobacco — 3.5%
Altria Group, Inc.	27,754	1,323,311
Archer-Daniels-Midland Co.	10,526	637,876
Bunge Ltd. (Bermuda)	7,936	620,198
Coca-Cola Co. (The)(a)	21,670	1,172,564
Conagra Brands, Inc.	9,906	360,380
Constellation Brands, Inc., Class A	5,465	1,278,209
Darling Ingredients, Inc.*	11,460	773,550
Flowers Foods, Inc.	5,409	130,898
General Mills, Inc.	9,412	573,473
Hain Celestial Group, Inc. (The)*	6,457	259,055
Hershey Co. (The)	7,291	1,269,946
JM Smucker Co. (The)	5,920	767,054
John B Sanfilippo & Son, Inc.	212	18,777
Kraft Heinz Co. (The)	68,088	2,776,629
Molson Coors Beverage Co., Class B*	3,268	175,459
Mondelez International, Inc., Class A	12,504	780,750
Monster Beverage Corp.(a)*	19,004	1,736,015
PepsiCo, Inc.	3,821	566,158
Philip Morris International, Inc.	6,786	672,560
Sanderson Farms, Inc.	1,758	330,451
SunOpta, Inc. (Canada)*	26,963	330,027
Tyson Foods, Inc., Class A	9,332	688,328
		17,241,668
Health Care Equipment & Services — 7.6%
Abbott Laboratories(a)	12,605	1,461,298
Acadia Healthcare Co., Inc.*	13,061	819,578
Alcon, Inc. (Switzerland)	91	6,394
Align Technology, Inc.*	1,401	856,011
Allscripts Healthcare Solutions, Inc.*	16,853	311,949
Amedisys, Inc.*	1,810	443,323
AmerisourceBergen Corp.	27	3,091
AngioDynamics, Inc.*	4,390	119,101
Anthem, Inc.	5,640	2,153,352
Becton Dickinson and Co.	1,135	276,021
Bioventus, Inc., Class A*	10	176
Boston Scientific Corp.*	4,125	176,385
Cerner Corp.	6,450	504,132
Change Healthcare, Inc.*	31,854	733,916
Cigna Corp.	5,872	1,392,075
Community Health Systems, Inc.*	8,164	126,052
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)	1,636	$ 648,298
CVS Health Corp.	5,703	475,858
Danaher Corp.(a)	8,099	2,173,448
DENTSPLY SIRONA, Inc.	4,979	314,971
Ensign Group, Inc. (The)	4,515	391,315
Envista Holdings Corp.*	37,571	1,623,443
Fulgent Genetics, Inc.*	14,383	1,326,544
Globus Medical, Inc., Class A*	1,606	124,513
HCA Healthcare, Inc.	6,388	1,320,655
Heska Corp.*	10	2,297
Hologic, Inc.(a)*	20,333	1,356,618
ICU Medical, Inc.*	666	137,063
IDEXX Laboratories, Inc.*	2,890	1,825,179
Inogen, Inc.*	474	30,891
Integra LifeSciences Holdings Corp.*	505	34,461
Intuitive Surgical, Inc.*	1,487	1,367,505
Laboratory Corp. of America Holdings*	4,647	1,281,875
LHC Group, Inc.*	854	171,022
LivaNova PLC (United Kingdom)*	2,320	195,135
McKesson Corp.	5,481	1,048,186
MEDNAX, Inc.*	14,396	434,039
Medtronic PLC (Ireland)	16,598	2,060,310
Meridian Bioscience, Inc.*	10,022	222,288
Merit Medical Systems, Inc.*	6,654	430,248
ModivCare, Inc.*	958	162,927
Molina Healthcare, Inc.*	1,932	488,912
Natus Medical, Inc.*	2,197	57,078
Omnicell, Inc.*	4,307	652,295
OptimizeRx Corp.*	21	1,300
Owens & Minor, Inc.	3,207	135,752
Patterson Cos., Inc.	17,531	532,767
Quest Diagnostics, Inc.	1,696	223,821
Quidel Corp.*	13,355	1,711,043
Select Medical Holdings Corp.	14,441	610,277
Shockwave Medical, Inc.*	905	171,706
SmileDirectClub, Inc.*	6,498	56,403
STAAR Surgical Co.*	630	96,075
STERIS PLC (Ireland)	81	16,710
Stryker Corp.	686	178,175
Tenet Healthcare Corp.*	8,728	584,689
Tivity Health, Inc.*	24,650	648,541
UnitedHealth Group, Inc.(a)	5,214	2,087,894

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	1,915	$ 280,413
ViewRay, Inc.*	4,370	28,842
		37,104,636
Household & Personal Products — 0.9%
Colgate-Palmolive Co.	16,549	1,346,261
Estee Lauder Cos., Inc. (The), Class A	3,242	1,031,215
Inter Parfums, Inc.	719	51,768
Procter & Gamble Co. (The)	13,908	1,876,607
Spectrum Brands Holdings, Inc.	3,045	258,947
		4,564,798
Materials — 6.2%
Air Products & Chemicals, Inc.	87	25,028
Alcoa Corp.(a)*	65,457	2,411,436
Allegheny Technologies, Inc.*	6,021	125,538
Amcor PLC (Jersey)	2,731	31,297
Ashland Global Holdings, Inc.	2,113	184,888
Avery Dennison Corp.	2,603	547,255
Avient Corp.	18,330	901,103
Axalta Coating Systems Ltd. (Bermuda)*	21,250	647,912
Balchem Corp.	805	105,664
Barrick Gold Corp. (Canada)	48,299	998,823
Carpenter Technology Corp.	5,383	216,504
CF Industries Holdings, Inc.	8,991	462,587
Chemours Co. (The)	9,680	336,864
Commercial Metals Co.	2,386	73,298
Compass Minerals International, Inc.	3,284	194,610
Corteva, Inc.	9,582	424,962
Crown Holdings, Inc.	2,185	223,329
Domtar Corp.*	2,301	126,463
Dow, Inc.	20,217	1,279,332
DuPont de Nemours, Inc.(a)	54,057	4,184,552
Eagle Materials, Inc.	3,425	486,727
Eastman Chemical Co.	3,568	416,564
Ferro Corp.*	5,755	124,135
FMC Corp.	54	5,843
Fortuna Silver Mines, Inc. (Canada)*	28,029	155,561
Freeport-McMoRan, Inc.(a)	39,569	1,468,406
Greif, Inc., Class A	20	1,211
Hecla Mining Co.	4,132	30,742
IAMGOLD Corp. (Canada)*	99,368	293,136
Ingevity Corp.*	4,269	347,326
Innospec, Inc.	2,665	241,476
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Paper Co.	10,833	$ 664,171
Kaiser Aluminum Corp.	7	864
Kinross Gold Corp. (Canada)	40,373	256,369
Kraton Corp.*	3,830	123,671
Kronos Worldwide, Inc.	512	7,332
Linde PLC (Ireland)	6,770	1,957,207
Louisiana-Pacific Corp.	8,338	502,698
Martin Marietta Materials, Inc.	916	322,258
Minerals Technologies, Inc.	83	6,530
Mosaic Co. (The)	44,036	1,405,189
Newmont Corp.	9,971	631,962
Nucor Corp.	8,551	820,297
O-I Glass, Inc.*	64,104	1,046,818
Olin Corp.	3,819	176,667
PPG Industries, Inc.	4,016	681,796
Pretium Resources, Inc. (Canada)*	47,024	449,549
Reliance Steel & Aluminum Co.	3,019	455,567
Sealed Air Corp.	9,396	556,713
Sensient Technologies Corp.	1,513	130,965
Sherwin-Williams Co. (The)	3,010	820,074
Southern Copper Corp.	3,589	230,844
Trinseo SA (Luxembourg)	8,015	479,618
Vulcan Materials Co.	4,131	719,083
Westlake Chemical Corp.	6,054	545,405
Westrock Co.	1,686	89,729
Worthington Industries, Inc.	6,012	367,814
		30,521,762
Media & Entertainment — 7.4%
Activision Blizzard, Inc.	4,718	450,286
Alphabet, Inc., Class A(a)*	3,014	7,359,555
Altice USA, Inc., Class A*	17,352	592,397
Cargurus, Inc.*	3,484	91,385
Cars.com, Inc.*	8,148	116,761
Charter Communications, Inc., Class A(a)*	2,764	1,994,088
Comcast Corp., Class A	12,878	734,303
DISH Network Corp., Class A*	37,737	1,577,407
Facebook, Inc., Class A(a)*	22,496	7,822,084
Fox Corp., Class A	30,115	1,118,170
Gray Television, Inc.	3,412	79,841
Interpublic Group of Cos., Inc. (The)	52,937	1,719,923
Madison Square Garden Sports Corp.*	2,323	400,880
Meredith Corp.*	3,552	154,299
MSG Networks, Inc., Class A*	4,235	61,746
Netflix, Inc.(a)*	7,013	3,704,337

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
New York Times Co. (The), Class A	5,190	$ 226,024
News Corp., Class A(a)	43,151	1,112,001
Omnicom Group, Inc.	1,172	93,748
Snap, Inc., Class A*	19,184	1,307,198
Take-Two Interactive Software, Inc.*	7,295	1,291,361
TechTarget, Inc.*	2,224	172,338
Twitter, Inc.(a)*	48,011	3,303,637
Walt Disney Co. (The)*	1,084	190,535
Warner Music Group Corp., Class A	4,421	159,333
World Wrestling Entertainment, Inc., Class A	4,210	243,717
Yelp, Inc.*	8,261	330,110
		36,407,464
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.	3,573	402,463
AbCellera Biologics, Inc. (Canada)*	6,520	143,440
Agilent Technologies, Inc.	6,589	973,920
Alexion Pharmaceuticals, Inc.*	6,725	1,235,450
Amneal Pharmaceuticals, Inc.*	1,041	5,330
Amphastar Pharmaceuticals, Inc.*	804	16,209
Atea Pharmaceuticals, Inc.*	7,101	152,529
BioCryst Pharmaceuticals, Inc.*	19,001	300,406
Biogen, Inc.*	181	62,675
Bio-Rad Laboratories, Inc., Class A*	551	355,004
Blueprint Medicines Corp.*	6,524	573,851
Bruker Corp.	5,690	432,326
Cassava Sciences, Inc.*	18,205	1,555,435
Charles River Laboratories International, Inc.*	1,133	419,119
Denali Therapeutics, Inc.*	1,677	131,544
Dynavax Technologies Corp.*	1,094	10,776
Emergent BioSolutions, Inc.*	1,445	91,021
FibroGen, Inc.*	1,242	33,074
Gilead Sciences, Inc.	7,759	534,285
Halozyme Therapeutics, Inc.*	7,309	331,902
HEXO Corp. (Canada)*	20,715	120,147
Innoviva, Inc.*	6,641	89,056
Instil Bio, Inc.*	8	155
Ironwood Pharmaceuticals, Inc.*	25,234	324,762
Johnson & Johnson(a)	13,247	2,182,311
Luminex Corp.*	2,598	95,606
Merck & Co., Inc.(a)	28,190	2,192,336
PerkinElmer, Inc.(a)	18,374	2,837,129
Pfizer, Inc.(a)	115,712	4,531,282
Prestige Consumer Healthcare, Inc.*	4,673	243,463
Protagonist Therapeutics, Inc.*	1,239	55,606
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Prothena Corp. PLC (Ireland)*	2,702	$ 138,910
Sage Therapeutics, Inc.*	14,494	823,404
Sundial Growers, Inc. (Canada)*	128,135	121,600
Syneos Health, Inc.*	1,197	107,119
Thermo Fisher Scientific, Inc.(a)	3,396	1,713,180
Translate Bio, Inc.*	4,091	112,666
United Therapeutics Corp.*	246	44,135
Vertex Pharmaceuticals, Inc.*	13,067	2,634,699
Waters Corp.*	1,967	679,815
Zoetis, Inc.	5,598	1,043,243
		27,851,383
Retailing — 6.7%
Abercrombie & Fitch Co., Class A*	7,369	342,143
Advance Auto Parts, Inc.	4,393	901,180
Amazon.com, Inc.(a)*	2,116	7,279,378
At Home Group, Inc.*	2,514	92,616
AutoNation, Inc.*	5,723	542,598
AutoZone, Inc.*	63	94,010
Best Buy Co., Inc.	1,926	221,451
Buckle, Inc. (The)	4,619	229,795
Caleres, Inc.	3	82
eBay, Inc.(a)	18,667	1,310,610
Etsy, Inc.(a)*	7,370	1,517,041
Five Below, Inc.*	600	115,962
Floor & Decor Holdings, Inc., Class A*	3,571	377,455
Genuine Parts Co.	5,005	632,982
Group 1 Automotive, Inc.	1,276	197,053
Guess?, Inc.	20,273	535,207
Hibbett, Inc.	1,263	113,203
Home Depot, Inc. (The)	4,192	1,336,787
L Brands, Inc.(a)	5,107	368,010
Lands' End, Inc.*	1,392	57,142
LKQ Corp.*	18,341	902,744
Lowe's Cos., Inc.(a)	14,187	2,751,852
Macy's, Inc.*	40,988	777,132
MarineMax, Inc.*	7,544	367,694
Murphy USA, Inc.	118	15,738
Ollie's Bargain Outlet Holdings, Inc.*	7,720	649,484
O'Reilly Automotive, Inc.*	1,286	728,146
Overstock.com, Inc.*	6,600	608,520
Penske Automotive Group, Inc.	180	13,588
Qurate Retail, Inc., Series A	58,985	772,114
RH*	190	129,010
Shutterstock, Inc.	6,140	602,764

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Signet Jewelers Ltd. (Bermuda)*	29,902	$ 2,415,783
Sonic Automotive, Inc., Class A	16,032	717,272
Stitch Fix, Inc., Class A*	130	7,839
Target Corp.(a)	11,945	2,887,584
Tractor Supply Co.	681	126,707
Ulta Beauty, Inc.*	847	292,867
Urban Outfitters, Inc.*	6,080	250,618
Wayfair, Inc., Class A*	4,424	1,396,701
Williams-Sonoma, Inc.	777	124,048
Zumiez, Inc.*	5,059	247,840
		33,050,750
Semiconductors & Semiconductor Equipment — 5.9%
Amkor Technology, Inc.	7,397	175,087
Analog Devices, Inc.	9,096	1,565,967
Applied Materials, Inc.(a)	22,415	3,191,896
Axcelis Technologies, Inc.*	477	19,280
Broadcom, Inc.	4,303	2,051,843
Brooks Automation, Inc.	2,321	221,145
Cirrus Logic, Inc.*	2,470	210,246
First Solar, Inc.*	1	91
Ichor Holdings Ltd. (Cayman Islands)*	9,555	514,059
Intel Corp.	31,859	1,788,564
KLA Corp.	5,451	1,767,269
Lam Research Corp.	178	115,825
MACOM Technology Solutions Holdings, Inc.*	22,326	1,430,650
Maxim Integrated Products, Inc.	1,661	175,003
Microchip Technology, Inc.	3,169	474,526
MKS Instruments, Inc.	5,512	980,860
NVIDIA Corp.	1,111	888,911
NXP Semiconductors NV (Netherlands)	15,453	3,178,991
ON Semiconductor Corp.*	9,757	373,498
Onto Innovation, Inc.*	3,570	260,753
Qorvo, Inc.*	4,867	952,229
QUALCOMM, Inc.(a)	22,625	3,233,791
Rambus, Inc.*	6,696	158,762
Skyworks Solutions, Inc.(a)	9,932	1,904,461
Synaptics, Inc.*	7,521	1,170,117
Texas Instruments, Inc.(a)	8,850	1,701,855
Ultra Clean Holdings, Inc.*	7,658	411,388
		28,917,067
Software & Services — 13.4%
Accenture PLC, Class A (Ireland)	5,587	1,646,992
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ACI Worldwide, Inc.*	712	$ 26,444
Adobe, Inc.*	2,079	1,217,545
Agilysys, Inc.*	35	1,990
Alliance Data Systems Corp.	2,104	219,216
ANSYS, Inc.*	3,010	1,044,651
Automatic Data Processing, Inc.(a)	16,553	3,287,757
Broadridge Financial Solutions, Inc.	7,536	1,217,290
C3.ai, Inc., Class A*	11,452	716,093
Cadence Design Systems, Inc.(a)*	14,826	2,028,493
Cerence, Inc.*	1,859	198,374
CGI, Inc. (Canada)*	2,679	242,717
Cloudera, Inc.*	57,625	913,932
CommVault Systems, Inc.*	1,477	115,457
Cornerstone OnDemand, Inc.*	1,905	98,260
CSG Systems International, Inc.	3,153	148,758
Digital Turbine, Inc.(a)*	25,386	1,930,097
DocuSign, Inc.*	8,676	2,425,549
Domo, Inc., Class B*	3,600	290,988
DXC Technology Co.*	26,020	1,013,219
Elastic NV (Netherlands)*	4,672	680,991
Everbridge, Inc.*	1,673	227,662
Fair Isaac Corp.*	682	342,828
Fiserv, Inc.*	19,411	2,074,842
Fortinet, Inc.*	8,053	1,918,144
Gartner, Inc.*	5,091	1,233,040
International Business Machines Corp.(a)	6,947	1,018,361
Intuit, Inc.	4,011	1,966,072
J2 Global, Inc.*	792	108,940
Lightspeed POS, Inc., sub-voting shares (Canada)*	1,266	105,850
Mastercard, Inc., Class A	1,377	502,729
Maximus, Inc.	6,764	595,029
Microsoft Corp.(a)	22,158	6,002,602
Momentive Global, Inc.*	3,105	65,422
MongoDB, Inc.*	2,043	738,585
NortonLifeLock, Inc.	49,263	1,340,939
Nutanix, Inc., Class A*	15,395	588,397
OneSpan, Inc.*	53	1,354
Open Text Corp. (Canada)	11,042	560,934
Oracle Corp.(a)	74,514	5,800,170
Paychex, Inc.(a)	19,812	2,125,828
PayPal Holdings, Inc.(a)*	12,095	3,525,451
Progress Software Corp.	867	40,099
Proofpoint, Inc.*	980	170,285
PTC, Inc.*	11,214	1,584,090

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
salesforce.com, Inc.(a)*	5,873	$ 1,434,598
SecureWorks Corp., Class A*	140	2,594
ServiceNow, Inc.(a)*	7,952	4,370,022
Slack Technologies, Inc., Class A*	463	20,511
SPS Commerce, Inc.*	2,184	218,072
SS&C Technologies Holdings, Inc.	9,146	659,061
Synopsys, Inc.(a)*	7,169	1,977,138
Teradata Corp.*	12,820	640,615
Verint Systems, Inc.*	24,192	1,090,333
VeriSign, Inc.*	3,993	909,166
Vertex, Inc., Class A*	750	16,455
Visa, Inc., Class A	5,535	1,294,194
Western Union Co. (The)	29,472	676,972
Workiva, Inc.*	812	90,400
		65,502,597
Technology Hardware & Equipment — 6.2%
3D Systems Corp.*	45,808	1,830,946
Apple, Inc.(a)	59,005	8,081,325
Arrow Electronics, Inc.*	3,170	360,841
Badger Meter, Inc.	918	90,074
Benchmark Electronics, Inc.	3,629	103,281
CDW Corp.	1,337	233,507
Ciena Corp.*	1,603	91,195
Cisco Systems, Inc.(a)	50,080	2,654,240
Cognex Corp.	2,134	179,363
Coherent, Inc.*	5,866	1,550,619
Corning, Inc.	22,792	932,193
CTS Corp.	327	12,151
Diebold Nixdorf, Inc.*	27,466	352,663
EchoStar Corp., Class A*	7,353	178,604
Extreme Networks, Inc.*	25,945	289,546
F5 Networks, Inc.*	188	35,092
Hewlett Packard Enterprise Co.	69,995	1,020,527
HP, Inc.(a)	75,704	2,285,504
Keysight Technologies, Inc.*	4,088	631,228
Knowles Corp.*	8,155	160,980
Lumentum Holdings, Inc.*	1,844	151,263
NCR Corp.*	9,953	453,956
NetApp, Inc.	17,989	1,471,860
NETGEAR, Inc.*	6,952	266,401
Plantronics, Inc.*	8,585	358,252
Sanmina Corp.*	8,995	350,445
Seagate Technology Holdings PLC (Ireland)	10,852	954,216
SYNNEX Corp.	8,432	1,026,680
TE Connectivity Ltd. (Switzerland)	6,552	885,896
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
TTM Technologies, Inc.*	18,247	$ 260,932
Ubiquiti, Inc.	2,580	805,450
Vishay Intertechnology, Inc.	4,111	92,703
Vontier Corp.	21,160	689,393
Xerox Holdings Corp.	14,354	337,176
Zebra Technologies Corp., Class A*	2,542	1,345,964
		30,524,466
Telecommunication Services — 1.1%
AT&T, Inc.	51,257	1,475,177
BCE, Inc. (Canada)	63	3,107
Gogo, Inc.*	19,962	227,168
Iridium Communications, Inc.*	4,102	164,039
Lumen Technologies, Inc.	21,065	286,273
T-Mobile US, Inc.*	8,807	1,275,518
Verizon Communications, Inc.	30,914	1,732,111
		5,163,393
Transportation — 2.0%
Alaska Air Group, Inc.*	899	54,219
ArcBest Corp.	2,319	134,943
Atlas Air Worldwide Holdings, Inc.*	1,918	130,635
CSX Corp.	50,703	1,626,552
Echo Global Logistics, Inc.*	957	29,418
Expeditors International of Washington, Inc.	2,684	339,794
FedEx Corp.(a)	6,496	1,937,952
Heartland Express, Inc.	12	206
Hub Group, Inc., Class A*	183	12,074
Kansas City Southern	1	283
Norfolk Southern Corp.(a)	3,418	907,171
Old Dominion Freight Line, Inc.	3,047	773,329
Ryder System, Inc.	5,578	414,613
Saia, Inc.*	1,244	260,606
Schneider National, Inc., Class B	10,100	219,877
SkyWest, Inc.*	4,907	211,344
Southwest Airlines Co.*	11,028	585,476
Union Pacific Corp.	3,435	755,460
United Parcel Service, Inc., Class B	6,570	1,366,363
		9,760,315
Utilities — 1.3%
AES Corp. (The)	41,964	1,094,001
Alliant Energy Corp.	142	7,918
American States Water Co.	42	3,342
American Water Works Co., Inc.	627	96,640
Avista Corp.	845	36,056
Dominion Energy, Inc.(a)	26,711	1,965,128

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Duke Energy Corp.	8,717	$ 860,542
Exelon Corp.	34,341	1,521,650
MDU Resources Group, Inc.	17,142	537,230
NextEra Energy, Inc.	1,890	138,499
NRG Energy, Inc.	5,935	239,181
TransAlta Corp. (Canada)	559	5,579
		6,505,766
TOTAL COMMON STOCKS (Cost $365,772,546)		465,649,943
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		24,971,868
NET ASSETS - 100.0%		$490,621,811

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 23, 2025 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (34.7)% of net assets as of June 30, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	278	$12,943	$12,566	$(376)
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	1,381	10,825	14,293	3,470
Aptiv PLC (Jersey)	Morgan Stanley	1,195	168,293	188,009	19,718
Ford Motor Co.	Morgan Stanley	93,572	814,289	1,390,480	576,192
General Motors Co.	Morgan Stanley	25,490	1,157,809	1,508,243	350,436
Gentex Corp.	Morgan Stanley	4,835	169,033	159,990	(8,627)
Gentherm, Inc.	Morgan Stanley	43	2,927	3,055	130
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	8,249	164,851	141,470	(23,379)
Harley-Davidson, Inc.	Morgan Stanley	621	29,438	28,454	(907)
Standard Motor Products, Inc.	Morgan Stanley	26	1,126	1,127	3
Tenneco, Inc., Class A	Morgan Stanley	5,976	65,686	115,456	49,772
Visteon Corp.	Morgan Stanley	203	23,690	24,551	862
Winnebago Industries, Inc.	Morgan Stanley	1,006	73,035	68,368	(4,507)
XPEL, Inc.	Morgan Stanley	12	1,015	1,006	(7)
		142,887	2,694,960	3,657,068	962,780
Capital Goods
3M Co.	Morgan Stanley	4,813	787,728	956,006	191,339
A O Smith Corp.	Morgan Stanley	6,951	390,969	500,889	113,298
Advanced Drainage Systems, Inc.	Morgan Stanley	988	54,711	115,171	60,813
AECOM	Morgan Stanley	1	53	63	12
AeroVironment, Inc.	Morgan Stanley	845	93,093	84,627	(9,204)
Allegion PLC (Ireland)	Morgan Stanley	22	3,048	3,065	26
AMETEK, Inc.	Morgan Stanley	2,052	211,701	273,942	63,507
Apogee Enterprises, Inc.	Morgan Stanley	3,113	68,879	126,792	59,726
Applied Industrial Technologies, Inc.	Morgan Stanley	6	500	546	49
Atkore, Inc.	Morgan Stanley	8,671	238,024	615,641	377,618
Barnes Group, Inc.	Morgan Stanley	288	10,122	14,760	4,791
Beacon Roofing Supply, Inc.	Morgan Stanley	2,875	143,966	153,094	9,129
Boise Cascade Co.	Morgan Stanley	1,066	53,653	62,201	9,328
Caterpillar, Inc.	Morgan Stanley	440	102,098	95,757	(6,120)
Chart Industries, Inc.	Morgan Stanley	114	15,704	16,680	979
Columbus McKinnon Corp.	Morgan Stanley	66	3,197	3,184	(12)
Comfort Systems U.S.A., Inc.	Morgan Stanley	380	31,090	29,940	(1,130)
Crane Co.	Morgan Stanley	22	2,003	2,032	(1,141)
Cummins, Inc.	Morgan Stanley	6,341	1,223,177	1,545,999	355,540
Curtiss-Wright Corp.	Morgan Stanley	113	13,627	13,420	(205)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Deere & Co.	Morgan Stanley	111	$32,745	$39,151	$6,645
Donaldson Co., Inc.	Morgan Stanley	1,746	95,651	110,923	17,000
Douglas Dynamics, Inc.	Morgan Stanley	126	5,387	5,127	(233)
Dover Corp.	Morgan Stanley	198	23,949	29,819	6,091
Dycom Industries, Inc.	Morgan Stanley	7,477	314,689	557,261	242,573
EMCOR Group, Inc.	Morgan Stanley	506	46,628	62,334	15,776
Emerson Electric Co.	Morgan Stanley	341	28,579	32,818	4,492
Enerpac Tool Group Corp.	Morgan Stanley	26	699	692	(5)
EnerSys	Morgan Stanley	598	55,548	58,443	2,988
Flowserve Corp.	Morgan Stanley	52	2,010	2,097	109
Fortive Corp.	Morgan Stanley	4,723	282,242	329,382	48,133
Franklin Electric Co., Inc.	Morgan Stanley	1	68	81	14
Generac Holdings, Inc.	Morgan Stanley	719	217,815	298,493	84,879
General Dynamics Corp.	Morgan Stanley	938	139,817	176,588	37,889
Gibraltar Industries, Inc.	Morgan Stanley	216	11,238	16,483	5,246
GMS, Inc.	Morgan Stanley	2,468	60,418	118,810	58,393
Gorman-Rupp Co. (The)	Morgan Stanley	3	103	103	1
Granite Construction, Inc.	Morgan Stanley	2,411	93,338	100,129	7,224
Herc Holdings, Inc.	Morgan Stanley	4,736	185,662	530,764	345,103
Hillenbrand, Inc.	Morgan Stanley	284	12,726	12,519	(167)
Honeywell International, Inc.	Morgan Stanley	747	162,960	163,854	1,312
Howmet Aerospace, Inc.	Morgan Stanley	15,475	261,390	533,423	272,034
Huntington Ingalls Industries, Inc.	Morgan Stanley	123	21,492	25,922	4,712
IES Holdings, Inc.	Morgan Stanley	5	258	257	1
Ingersoll Rand, Inc.	Morgan Stanley	3,259	159,178	159,072	(271)
ITT, Inc.	Morgan Stanley	10	914	916	286
John Bean Technologies Corp.	Morgan Stanley	316	44,013	45,068	1,084
Johnson Controls International PLC (Ireland)	Morgan Stanley	7,138	338,287	489,881	156,650
Kaman Corp.	Morgan Stanley	9	456	454	9,571
Lennox International, Inc.	Morgan Stanley	163	53,834	57,180	3,651
Lockheed Martin Corp.	Morgan Stanley	1,031	361,709	390,079	33,296
Masco Corp.	Morgan Stanley	144	8,194	8,483	324
MasTec, Inc.	Morgan Stanley	1,276	120,367	135,384	15,018
Middleby Corp. (The)	Morgan Stanley	252	36,971	43,662	7,366
MRC Global, Inc.	Morgan Stanley	12,735	78,829	119,709	40,881
Mueller Industries, Inc.	Morgan Stanley	61	1,683	2,642	986
MYR Group, Inc.	Morgan Stanley	342	27,665	31,095	3,431
Nordson Corp.	Morgan Stanley	206	41,625	45,219	3,645
Northrop Grumman Corp.	Morgan Stanley	2,492	849,757	905,668	60,936
NOW, Inc.	Morgan Stanley	28,322	237,908	268,776	30,869
nVent Electric PLC (Ireland)	Morgan Stanley	45	1,390	1,406	18
Oshkosh Corp.	Morgan Stanley	463	59,578	57,708	(1,868)
Owens Corning	Morgan Stanley	2,451	239,150	239,953	805
Parker-Hannifin Corp.	Morgan Stanley	2,090	546,540	641,860	98,972
Pentair PLC (Ireland)	Morgan Stanley	4,551	219,067	307,147	90,207
Quanta Services, Inc.	Morgan Stanley	625	34,607	56,606	22,124
RBC Bearings, Inc.	Morgan Stanley	204	24,876	40,682	15,807
Regal Beloit Corp.	Morgan Stanley	1	93	134	43
Resideo Technologies, Inc.	Morgan Stanley	3,581	104,041	107,430	3,391

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
REV Group, Inc.	Morgan Stanley	269	$4,305	$4,221	$(71)
Rush Enterprises, Inc., Class A	Morgan Stanley	101	4,303	4,367	65
Simpson Manufacturing Co., Inc.	Morgan Stanley	2	183	221	40
SiteOne Landscape Supply, Inc.	Morgan Stanley	338	55,174	57,210	2,038
Snap-on, Inc.	Morgan Stanley	3,882	578,349	867,355	305,586
SPX FLOW, Inc.	Morgan Stanley	12,380	491,847	807,671	318,037
Standex International Corp.	Morgan Stanley	22	2,061	2,088	29
Stanley Black & Decker, Inc.	Morgan Stanley	2,773	505,476	568,437	65,974
Teledyne Technologies, Inc.	Morgan Stanley	276	113,892	115,597	1,707
Tennant Co.	Morgan Stanley	140	11,580	11,179	(383)
Terex Corp.	Morgan Stanley	3,515	175,049	167,384	(7,341)
Textron, Inc.	Morgan Stanley	1,799	120,941	123,717	2,805
Toro Co. (The)	Morgan Stanley	941	88,284	103,397	15,713
TPI Composites, Inc.	Morgan Stanley	1,700	72,746	82,314	9,594
Trane Technologies PLC (Ireland)	Morgan Stanley	370	50,042	68,132	18,621
TriMas Corp.	Morgan Stanley	9	271	273	4
UFP Industries, Inc.	Morgan Stanley	86	4,541	6,393	1,890
United Rentals, Inc.	Morgan Stanley	405	69,627	129,199	59,574
Vicor Corp.	Morgan Stanley	330	28,044	34,894	6,852
Watsco, Inc.	Morgan Stanley	129	28,925	36,977	8,569
		184,431	11,499,127	15,166,522	3,795,078
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	11,619	434,578	515,303	88,305
ASGN, Inc.	Morgan Stanley	41	3,910	3,974	66
Brady Corp., Class A	Morgan Stanley	31	1,733	1,737	6
Brink's Co. (The)	Morgan Stanley	824	64,819	63,316	(1,343)
CACI International, Inc., Class A	Morgan Stanley	812	167,320	207,157	39,839
Cintas Corp.	Morgan Stanley	1,432	439,238	547,024	114,962
Clean Harbors, Inc.	Morgan Stanley	13	1,147	1,211	66
Copart, Inc.	Morgan Stanley	285	35,766	37,572	1,807
Covanta Holding Corp.	Morgan Stanley	308	2,588	5,424	2,918
Healthcare Services Group, Inc.	Morgan Stanley	2,447	64,753	77,252	13,352
Heidrick & Struggles International, Inc.	Morgan Stanley	3	133	134	2
Herman Miller, Inc.	Morgan Stanley	36	1,639	1,697	59
HNI Corp.	Morgan Stanley	758	33,524	33,329	(81)
IAA, Inc.	Morgan Stanley	187	10,078	10,199	123
ICF International, Inc.	Morgan Stanley	289	25,807	25,392	(358)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	55	6,179	6,196	19
Interface, Inc.	Morgan Stanley	408	6,311	6,242	(67)
Jacobs Engineering Group, Inc.	Morgan Stanley	908	98,994	121,145	22,534
KAR Auction Services, Inc.	Morgan Stanley	141	2,491	2,475	(17)
Leidos Holdings, Inc.	Morgan Stanley	1,072	110,661	108,379	(1,939)
ManpowerGroup, Inc.	Morgan Stanley	57	6,464	6,778	328
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	15,948	418,358	393,437	(24,842)
Republic Services, Inc.	Morgan Stanley	4,193	360,977	461,272	107,360
Robert Half International, Inc.	Morgan Stanley	773	58,835	68,774	10,314
Rollins, Inc.	Morgan Stanley	3,375	114,838	115,425	822
Steelcase, Inc., Class A	Morgan Stanley	1,165	13,027	17,603	4,904
Thomson Reuters Corp. (Canada)	Morgan Stanley	2,288	190,307	227,244	39,015

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
TriNet Group, Inc.	Morgan Stanley	142	$10,541	$10,292	$(369)
UniFirst Corp.	Morgan Stanley	86	19,166	20,179	1,037
		49,696	2,704,182	3,096,162	418,822
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	99	4,830	4,891	62
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	159	12,461	12,459	(1)
Brunswick Corp.	Morgan Stanley	229	22,257	22,813	570
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	4,350	63,592	248,777	185,186
Cavco Industries, Inc.	Morgan Stanley	422	75,579	93,764	18,187
DR Horton, Inc.	Morgan Stanley	350	26,425	31,630	5,330
Garmin Ltd. (Switzerland)	Morgan Stanley	721	68,811	104,285	36,810
G-III Apparel Group Ltd.	Morgan Stanley	18,012	203,954	591,874	387,922
Gildan Activewear, Inc. (Canada)	Morgan Stanley	3,170	57,256	117,036	60,197
GoPro, Inc., Class A	Morgan Stanley	2,870	31,327	33,436	2,110
Hasbro, Inc.	Morgan Stanley	170	16,431	16,068	(361)
Kontoor Brands, Inc.	Morgan Stanley	1,715	37,093	96,743	61,709
La-Z-Boy, Inc.	Morgan Stanley	1,284	41,313	47,559	6,816
Mattel, Inc.	Morgan Stanley	5,027	100,111	101,043	933
Mohawk Industries, Inc.	Morgan Stanley	1,356	117,246	260,610	143,366
Newell Brands, Inc.	Morgan Stanley	3,243	70,657	89,085	20,111
NIKE, Inc., Class B	Morgan Stanley	556	74,086	85,896	12,043
Polaris, Inc.	Morgan Stanley	1,091	122,219	149,423	28,382
PulteGroup, Inc.	Morgan Stanley	450	25,981	24,557	(1,381)
PVH Corp.	Morgan Stanley	8,807	448,276	947,545	499,270
Skyline Champion Corp.	Morgan Stanley	1,840	87,249	98,072	10,824
Smith & Wesson Brands, Inc.	Morgan Stanley	6,377	102,868	221,282	119,589
Sonos, Inc.	Morgan Stanley	4,794	180,726	168,893	(11,832)
Steven Madden Ltd.	Morgan Stanley	1,860	38,497	81,394	43,457
Sturm Ruger & Co., Inc.	Morgan Stanley	1,641	105,693	147,657	45,381
Tempur Sealy International, Inc.	Morgan Stanley	629	12,820	24,651	11,920
Tupperware Brands Corp.	Morgan Stanley	2,927	49,582	69,516	19,936
Whirlpool Corp.	Morgan Stanley	1,583	306,117	345,126	44,188
YETI Holdings, Inc.	Morgan Stanley	409	23,402	37,554	14,154
		76,141	2,526,859	4,273,639	1,764,878
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	9,342	275,375	332,949	57,576
Bloomin' Brands, Inc.	Morgan Stanley	965	26,812	26,190	(621)
Boyd Gaming Corp.	Morgan Stanley	200	12,837	12,298	(537)
Brinker International, Inc.	Morgan Stanley	1,457	87,964	90,115	2,153
Caesars Entertainment, Inc.	Morgan Stanley	827	83,078	85,801	2,724
Chegg, Inc.	Morgan Stanley	67	5,003	5,568	567
Darden Restaurants, Inc.	Morgan Stanley	619	88,349	90,368	2,020
Everi Holdings, Inc.	Morgan Stanley	597	10,733	14,889	4,157
Expedia Group, Inc.	Morgan Stanley	1,919	274,003	314,159	40,158
Golden Entertainment, Inc.	Morgan Stanley	289	12,580	12,947	368
Graham Holdings Co., Class B	Morgan Stanley	383	186,630	242,784	57,112
Grand Canyon Education, Inc.	Morgan Stanley	1,724	162,704	155,108	(7,595)
International Game Technology PLC (United Kingdom)	Morgan Stanley	1,372	33,766	32,873	(891)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Jack in the Box, Inc.	Morgan Stanley	2,625	$237,256	$292,530	$58,042
Marriott International, Inc., Class A	Morgan Stanley	2,354	311,328	321,368	10,042
McDonald's Corp.	Morgan Stanley	622	130,627	143,676	14,319
Penn National Gaming, Inc.	Morgan Stanley	2,641	234,242	202,010	(32,230)
Perdoceo Education Corp.	Morgan Stanley	5,900	69,987	72,393	2,407
Red Rock Resorts, Inc., Class A	Morgan Stanley	21,963	243,248	933,428	690,181
Service Corp. International	Morgan Stanley	2,860	141,524	153,267	12,784
Starbucks Corp.	Morgan Stanley	1,757	197,415	196,450	(673)
Texas Roadhouse, Inc.	Morgan Stanley	2,434	240,821	234,151	(6,170)
Vail Resorts, Inc.	Morgan Stanley	486	155,580	153,829	(1,750)
Wendy's Co. (The)	Morgan Stanley	1,394	31,938	32,647	779
Yum! Brands, Inc.	Morgan Stanley	8,590	808,875	988,108	194,642
		73,387	4,062,675	5,139,906	1,099,564
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	122	19,217	18,814	(402)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	16,693	3,676,322	4,639,319	962,998
BlackRock, Inc.	Morgan Stanley	1,078	602,536	943,218	353,180
Federated Hermes, Inc.	Morgan Stanley	2,476	53,976	83,961	34,469
Intercontinental Exchange, Inc.	Morgan Stanley	2,343	262,865	278,114	17,451
Invesco Ltd. (Bermuda)	Morgan Stanley	5,692	147,668	152,147	5,217
Moody's Corp.	Morgan Stanley	230	79,337	83,345	4,052
Nasdaq, Inc.	Morgan Stanley	2,242	284,546	394,144	112,750
S&P Global, Inc.	Morgan Stanley	214	87,778	87,836	60
T Rowe Price Group, Inc.	Morgan Stanley	2,470	388,373	488,986	112,680
		33,560	5,602,618	7,169,884	1,602,455
Energy
Antero Resources Corp.	Morgan Stanley	17,581	161,207	264,242	103,037
APA Corp.	Morgan Stanley	1,846	35,351	39,929	4,607
Archrock, Inc.	Morgan Stanley	19,711	175,519	175,625	5,565
Bonanza Creek Energy, Inc.	Morgan Stanley	377	16,561	17,745	1,288
Cabot Oil & Gas Corp.	Morgan Stanley	1,894	30,697	33,069	2,413
Cactus, Inc., Class A	Morgan Stanley	493	10,971	18,103	7,191
Callon Petroleum Co.	Morgan Stanley	1,959	71,196	113,015	43,297
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	10,907	179,586	395,706	224,550
Centennial Resource Development, Inc., Class A	Morgan Stanley	2,160	13,700	14,645	946
Cimarex Energy Co.	Morgan Stanley	3,075	214,199	222,784	8,820
Clean Energy Fuels Corp.	Morgan Stanley	19,899	51,672	201,975	150,305
CNX Resources Corp.	Morgan Stanley	490	6,569	6,693	126
Continental Resources, Inc.	Morgan Stanley	710	22,538	27,001	4,465
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	61,638	332,215	400,031	91,586
EOG Resources, Inc.	Morgan Stanley	9,964	403,304	831,396	438,578
Extraction Oil & Gas, Inc.	Morgan Stanley	129	7,131	7,083	(46)
Exxon Mobil Corp.	Morgan Stanley	9,458	533,609	596,611	70,412
Green Plains, Inc.	Morgan Stanley	799	19,860	26,862	7,802
Halliburton Co.	Morgan Stanley	9,471	163,218	218,970	56,532
Hess Corp.	Morgan Stanley	4,783	383,790	417,652	34,944
Imperial Oil Ltd. (Canada)	Morgan Stanley	942	31,349	28,637	(2,705)
Kinder Morgan, Inc.	Morgan Stanley	14,373	245,076	262,020	19,331

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Kosmos Energy Ltd.	Morgan Stanley	693	$1,114	$2,398	$1,285
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	784	4,630	12,254	7,626
Marathon Oil Corp.	Morgan Stanley	14,955	160,823	203,687	43,479
Marathon Petroleum Corp.	Morgan Stanley	4,102	132,218	247,843	122,764
Occidental Petroleum Corp.	Morgan Stanley	38,413	604,937	1,201,175	597,287
Oceaneering International, Inc.	Morgan Stanley	8,451	109,773	131,582	21,810
ONEOK, Inc.	Morgan Stanley	1,505	79,603	83,738	4,137
Ovintiv, Inc.	Morgan Stanley	8,413	220,057	264,757	45,461
PDC Energy, Inc.	Morgan Stanley	2,111	89,271	96,663	7,599
SM Energy Co.	Morgan Stanley	17,698	104,129	435,902	331,951
Suncor Energy, Inc. (Canada)	Morgan Stanley	8,739	204,091	209,474	6,244
TC Energy Corp. (Canada)	Morgan Stanley	3,014	151,999	149,253	(1,015)
Transocean Ltd. (Switzerland)	Morgan Stanley	8,592	31,081	38,836	7,853
Vermilion Energy, Inc. (Canada)	Morgan Stanley	7,335	48,264	64,181	15,919
Whiting Petroleum Corp.	Morgan Stanley	859	29,514	46,858	17,346
World Fuel Services Corp.	Morgan Stanley	13,653	367,545	433,210	70,442
		331,976	5,448,367	7,941,605	2,573,232
Food & Staples Retailing
Sprouts Farmers Market, Inc.	Morgan Stanley	5,098	107,102	126,685	19,584
Sysco Corp.	Morgan Stanley	2,448	158,785	190,332	33,446
U.S. Foods Holding Corp.	Morgan Stanley	1,469	31,661	56,351	24,692
Walgreens Boots Alliance, Inc.	Morgan Stanley	3,715	148,058	195,446	51,804
Walmart, Inc.	Morgan Stanley	2,838	391,465	400,215	11,015
		15,568	837,071	969,029	140,541
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	5,375	231,777	256,280	37,296
Archer-Daniels-Midland Co.	Morgan Stanley	1,180	68,060	71,508	3,886
Bunge Ltd. (Bermuda)	Morgan Stanley	500	44,766	39,075	(5,477)
Coca-Cola Co. (The)	Morgan Stanley	2,728	144,461	147,612	4,298
Conagra Brands, Inc.	Morgan Stanley	5,897	206,676	214,533	11,527
Constellation Brands, Inc., Class A	Morgan Stanley	219	47,653	51,222	3,745
Darling Ingredients, Inc.	Morgan Stanley	1,936	136,596	130,680	(5,915)
Flowers Foods, Inc.	Morgan Stanley	2,054	45,867	49,707	4,661
General Mills, Inc.	Morgan Stanley	4,682	272,868	285,274	17,477
Hain Celestial Group, Inc. (The)	Morgan Stanley	1,201	49,612	48,184	(1,640)
Hershey Co. (The)	Morgan Stanley	1,353	226,291	235,666	10,462
J M Smucker Co. (The)	Morgan Stanley	2,672	293,115	346,211	61,480
John B Sanfilippo & Son, Inc.	Morgan Stanley	46	4,175	4,074	(100)
Kraft Heinz Co. (The)	Morgan Stanley	17,690	595,017	721,398	141,592
Molson Coors Beverage Co., Class B	Morgan Stanley	9,517	356,841	510,968	154,128
Mondelez International, Inc., Class A	Morgan Stanley	2,965	163,122	185,135	23,882
Monster Beverage Corp.	Morgan Stanley	6,929	577,050	632,964	55,916
PepsiCo, Inc.	Morgan Stanley	723	103,768	107,127	3,907
Philip Morris International, Inc.	Morgan Stanley	1,857	141,208	184,047	51,002
Sanderson Farms, Inc.	Morgan Stanley	386	62,843	72,556	9,715
SunOpta, Inc. (Canada)	Morgan Stanley	6,517	87,409	79,768	(7,639)
Tyson Foods, Inc., Class A	Morgan Stanley	3,179	193,694	234,483	45,677
		79,606	4,052,869	4,608,472	619,880

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	2,616	$308,092	$303,273	$(3,943)
Acadia Healthcare Co., Inc.	Morgan Stanley	2,158	124,543	135,415	10,873
Align Technology, Inc.	Morgan Stanley	1,264	654,298	772,304	118,007
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	14,942	142,038	276,576	134,540
Amedisys, Inc.	Morgan Stanley	78	19,219	19,105	(113)
AmerisourceBergen Corp.	Morgan Stanley	1,260	122,374	144,257	22,994
AngioDynamics, Inc.	Morgan Stanley	380	9,050	10,309	1,261
Anthem, Inc.	Morgan Stanley	993	316,904	379,127	64,129
Becton Dickinson and Co.	Morgan Stanley	209	50,537	50,827	552
Cerner Corp.	Morgan Stanley	1,221	87,356	95,433	8,612
Change Healthcare, Inc.	Morgan Stanley	1,323	30,885	30,482	(402)
Cigna Corp.	Morgan Stanley	271	65,999	64,246	(1,670)
Community Health Systems, Inc.	Morgan Stanley	21,304	173,835	328,934	155,100
Cooper Cos., Inc. (The)	Morgan Stanley	168	64,332	66,573	2,243
CVS Health Corp.	Morgan Stanley	3,482	223,538	290,538	71,497
Danaher Corp.	Morgan Stanley	3,399	726,442	912,156	187,841
DENTSPLY SIRONA, Inc.	Morgan Stanley	1,306	84,093	82,618	(1,398)
Ensign Group, Inc. (The)	Morgan Stanley	1,575	100,977	136,505	35,751
Envista Holdings Corp.	Morgan Stanley	13,023	490,126	562,724	72,600
Fulgent Genetics, Inc.	Morgan Stanley	2,294	176,229	211,576	35,722
Globus Medical, Inc., Class A	Morgan Stanley	265	18,817	20,545	1,729
HCA Healthcare, Inc.	Morgan Stanley	434	77,632	89,725	12,415
Heska Corp.	Morgan Stanley	3	683	689	(102)
Hologic, Inc.	Morgan Stanley	3,225	189,866	215,172	25,307
ICU Medical, Inc.	Morgan Stanley	156	31,734	32,105	372
IDEXX Laboratories, Inc.	Morgan Stanley	1,273	521,116	803,963	282,849
Inogen, Inc.	Morgan Stanley	90	5,989	5,865	(122)
Integra LifeSciences Holdings Corp.	Morgan Stanley	65	4,454	4,436	(17)
Intuitive Surgical, Inc.	Morgan Stanley	187	161,362	171,973	10,612
Laboratory Corp. of America Holdings	Morgan Stanley	3,185	664,981	878,582	214,146
LHC Group, Inc.	Morgan Stanley	129	24,930	25,834	905
LivaNova PLC (United Kingdom)	Morgan Stanley	410	33,523	34,485	963
McKesson Corp.	Morgan Stanley	1,361	242,091	260,278	19,051
MEDNAX, Inc.	Morgan Stanley	3,032	95,541	91,415	(4,125)
Medtronic PLC (Ireland)	Morgan Stanley	1,187	140,745	147,342	7,615
Meridian Bioscience, Inc.	Morgan Stanley	4,381	84,589	97,171	12,585
Merit Medical Systems, Inc.	Morgan Stanley	2,443	137,492	157,964	20,474
ModivCare, Inc.	Morgan Stanley	310	29,829	52,722	22,894
Molina Healthcare, Inc.	Morgan Stanley	363	90,000	91,861	1,995
Natus Medical, Inc.	Morgan Stanley	2,294	50,383	59,598	9,217
Omnicell, Inc.	Morgan Stanley	1,112	142,875	168,412	26,706
OptimizeRx Corp.	Morgan Stanley	6	366	371	7
Owens & Minor, Inc.	Morgan Stanley	726	18,861	30,732	11,875
Patterson Cos., Inc.	Morgan Stanley	11	328	334	31
Quest Diagnostics, Inc.	Morgan Stanley	2,579	311,021	340,351	33,044
Quidel Corp.	Morgan Stanley	3,076	368,733	394,097	21,620
Select Medical Holdings Corp.	Morgan Stanley	86	2,954	3,634	691
Shockwave Medical, Inc.	Morgan Stanley	237	45,970	44,966	(1,003)
SmileDirectClub, Inc.	Morgan Stanley	1,707	14,836	14,817	(18)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
STAAR Surgical Co.	Morgan Stanley	134	$15,076	$20,435	$5,361
Stryker Corp.	Morgan Stanley	54	13,979	14,025	68
Tenet Healthcare Corp.	Morgan Stanley	169	9,425	11,321	1,897
Tivity Health, Inc.	Morgan Stanley	674	15,666	17,733	2,068
UnitedHealth Group, Inc.	Morgan Stanley	1,335	456,463	534,587	81,183
ViewRay, Inc.	Morgan Stanley	1,139	6,955	7,517	564
		111,104	8,000,132	9,718,035	1,737,053
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	6,129	463,403	498,594	41,641
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,134	265,747	360,703	96,514
Inter Parfums, Inc.	Morgan Stanley	118	8,732	8,496	(213)
Procter & Gamble Co. (The)	Morgan Stanley	1,785	232,260	240,850	10,044
Spectrum Brands Holdings, Inc.	Morgan Stanley	768	62,741	65,311	3,040
		9,934	1,032,883	1,173,954	151,026
Materials
Alcoa Corp.	Morgan Stanley	1,041	36,348	38,350	2,004
Amcor PLC (Jersey)	Morgan Stanley	16,208	170,442	185,744	21,017
Ashland Global Holdings, Inc.	Morgan Stanley	3,268	281,015	285,950	6,613
Avery Dennison Corp.	Morgan Stanley	86	18,350	18,081	(225)
Avient Corp.	Morgan Stanley	1,948	47,410	95,764	49,982
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	507	16,036	15,458	(576)
Balchem Corp.	Morgan Stanley	95	11,627	12,470	845
Barrick Gold Corp. (Canada)	Morgan Stanley	8,207	175,640	169,721	(5,918)
Carpenter Technology Corp.	Morgan Stanley	10,578	218,583	425,447	213,825
CF Industries Holdings, Inc.	Morgan Stanley	1,138	31,236	58,550	28,302
Compass Minerals International, Inc.	Morgan Stanley	184	11,773	10,904	(813)
Corteva, Inc.	Morgan Stanley	2,267	104,885	100,541	(3,992)
Crown Holdings, Inc.	Morgan Stanley	80	8,024	8,177	154
Domtar Corp.	Morgan Stanley	574	30,717	31,547	831
Dow, Inc.	Morgan Stanley	659	30,274	41,702	12,763
DuPont de Nemours, Inc.	Morgan Stanley	6,018	493,985	465,853	(26,413)
Eagle Materials, Inc.	Morgan Stanley	455	66,115	64,660	(1,370)
Eastman Chemical Co.	Morgan Stanley	724	59,460	84,527	26,775
Ferro Corp.	Morgan Stanley	827	17,814	17,838	26
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	4,252	26,914	23,599	(3,314)
Freeport-McMoRan, Inc.	Morgan Stanley	2,294	73,970	85,130	11,334
Greif, Inc., Class A	Morgan Stanley	6	363	363	2
Hecla Mining Co.	Morgan Stanley	1,095	8,107	8,147	42
IAMGOLD Corp. (Canada)	Morgan Stanley	46,388	154,301	136,845	(17,455)
Ingevity Corp.	Morgan Stanley	29	2,125	2,359	236
Innospec, Inc.	Morgan Stanley	274	26,500	24,827	(1,608)
International Paper Co.	Morgan Stanley	3,858	197,134	236,534	42,647
Kaiser Aluminum Corp.	Morgan Stanley	2,364	160,458	291,930	136,462
Kinross Gold Corp. (Canada)	Morgan Stanley	7,425	47,322	47,149	(172)
Kronos Worldwide, Inc.	Morgan Stanley	91	1,400	1,303	(95)
Linde PLC (Ireland)	Morgan Stanley	350	88,087	101,185	13,465
Louisiana-Pacific Corp.	Morgan Stanley	2,225	110,955	134,145	23,818
Martin Marietta Materials, Inc.	Morgan Stanley	353	100,736	124,189	23,848

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Minerals Technologies, Inc.	Morgan Stanley	18	$1,415	$1,416	$2
Mosaic Co. (The)	Morgan Stanley	10,485	364,024	334,576	(29,447)
Newmont Corp.	Morgan Stanley	2,304	138,600	146,028	8,632
Nucor Corp.	Morgan Stanley	1,267	85,349	121,543	37,205
O-I Glass, Inc.	Morgan Stanley	8,588	118,905	140,242	21,338
Olin Corp.	Morgan Stanley	1,003	45,954	46,399	446
PPG Industries, Inc.	Morgan Stanley	1,537	188,839	260,936	74,834
Pretium Resources, Inc. (Canada)	Morgan Stanley	15,838	186,007	151,411	(34,594)
Reliance Steel & Aluminum Co.	Morgan Stanley	605	92,075	91,295	(779)
Sealed Air Corp.	Morgan Stanley	2,014	82,170	119,330	38,200
Sherwin-Williams Co. (The)	Morgan Stanley	735	165,467	200,251	35,872
Southern Copper Corp.	Morgan Stanley	460	31,215	29,587	(1,441)
Trinseo S.A. (Luxembourg)	Morgan Stanley	1,938	119,287	115,970	(3,257)
Vulcan Materials Co.	Morgan Stanley	1,000	180,475	174,070	(6,504)
Westlake Chemical Corp.	Morgan Stanley	1,535	154,632	138,288	(16,029)
Westrock Co.	Morgan Stanley	445	23,851	23,683	(167)
Worthington Industries, Inc.	Morgan Stanley	1,914	90,292	117,099	28,036
		177,554	4,896,663	5,561,113	705,387
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	10,604	809,550	1,012,046	207,370
Alphabet, Inc., Class A	Morgan Stanley	181	369,824	441,964	72,141
Altice U.S.A., Inc., Class A	Morgan Stanley	797	27,232	27,210	(21)
Cargurus, Inc.	Morgan Stanley	811	19,532	21,273	1,742
Cars.com, Inc.	Morgan Stanley	381	5,268	5,460	193
Charter Communications, Inc., Class A	Morgan Stanley	85	51,182	61,323	10,143
Comcast Corp., Class A	Morgan Stanley	2,391	129,932	136,335	6,498
DISH Network Corp., Class A	Morgan Stanley	7,920	247,262	331,056	83,796
Facebook, Inc., Class A	Morgan Stanley	543	161,196	188,807	27,612
Fox Corp., Class A	Morgan Stanley	3,173	83,338	117,813	36,251
Gray Television, Inc.	Morgan Stanley	4,447	75,570	104,060	29,203
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	10,122	254,816	328,864	80,245
Madison Square Garden Sports Corp.	Morgan Stanley	1,052	165,877	181,544	15,669
Meredith Corp.	Morgan Stanley	2,813	54,161	122,197	68,037
MSG Networks, Inc., Class A	Morgan Stanley	7,356	79,768	107,250	27,482
Netflix, Inc.	Morgan Stanley	1,258	625,132	664,488	39,357
New York Times Co. (The), Class A	Morgan Stanley	1,112	45,963	48,428	2,575
News Corp., Class A	Morgan Stanley	731	17,652	18,838	1,236
Omnicom Group, Inc.	Morgan Stanley	307	24,354	24,557	204
Snap, Inc., Class A	Morgan Stanley	4,639	303,817	316,101	12,286
Take-Two Interactive Software, Inc.	Morgan Stanley	1,698	305,727	300,580	(5,146)
TechTarget, Inc.	Morgan Stanley	562	39,257	43,549	4,672
Twitter, Inc.	Morgan Stanley	668	33,347	45,965	12,619
Walt Disney Co. (The)	Morgan Stanley	264	46,169	46,403	236
Warner Music Group Corp., Class A	Morgan Stanley	1,071	34,775	38,599	4,297
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	1,056	57,485	61,132	3,765
Yelp, Inc.	Morgan Stanley	1,915	74,455	76,523	2,070
		67,957	4,142,641	4,872,365	744,532

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	926	$97,843	$104,305	$7,667
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	121	2,728	2,662	(65)
Agilent Technologies, Inc.	Morgan Stanley	741	75,146	109,527	34,755
Alexion Pharmaceuticals, Inc.	Morgan Stanley	2,280	349,471	418,859	69,390
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	34	661	685	26
Atea Pharmaceuticals, Inc.	Morgan Stanley	300	6,991	6,444	(545)
BioCryst Pharmaceuticals, Inc.	Morgan Stanley	536	8,828	8,474	(353)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	349	188,984	224,857	41,407
Blueprint Medicines Corp.	Morgan Stanley	636	57,311	55,943	(1,697)
Bruker Corp.	Morgan Stanley	145	10,178	11,017	844
Cassava Sciences, Inc.	Morgan Stanley	4,129	311,119	352,782	41,665
Charles River Laboratories International, Inc.	Morgan Stanley	79	26,823	29,224	2,402
Denali Therapeutics, Inc.	Morgan Stanley	260	13,407	20,394	10,719
Dynavax Technologies Corp.	Morgan Stanley	284	2,803	2,797	(4)
Emergent BioSolutions, Inc.	Morgan Stanley	146	8,576	9,197	622
FibroGen, Inc.	Morgan Stanley	177	4,861	4,714	(146)
Gilead Sciences, Inc.	Morgan Stanley	1,329	85,277	91,515	7,549
Halozyme Therapeutics, Inc.	Morgan Stanley	1,585	64,891	71,975	7,503
HEXO Corp. (Canada)	Morgan Stanley	13,832	89,340	80,226	(9,113)
Innoviva, Inc.	Morgan Stanley	4,740	50,513	63,563	13,051
Instil Bio, Inc.	Morgan Stanley	1	20	19	—
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	3,526	39,617	45,380	6,018
Johnson & Johnson	Morgan Stanley	2,556	391,213	421,075	33,728
Luminex Corp.	Morgan Stanley	1,180	25,896	43,424	17,883
Merck & Co., Inc.	Morgan Stanley	8,066	586,205	627,293	49,204
PerkinElmer, Inc.	Morgan Stanley	1,813	247,053	279,945	32,964
Pfizer, Inc.	Morgan Stanley	23,798	874,098	931,930	63,344
Prestige Consumer Healthcare, Inc.	Morgan Stanley	906	32,012	47,203	15,192
Protagonist Therapeutics, Inc.	Morgan Stanley	299	12,931	13,419	489
Prothena Corp. PLC (Ireland)	Morgan Stanley	680	15,704	34,959	19,256
Sage Therapeutics, Inc.	Morgan Stanley	3,600	255,463	204,516	(50,946)
Sundial Growers, Inc. (Canada)	Morgan Stanley	18,545	17,140	17,599	461
Syneos Health, Inc.	Morgan Stanley	254	21,026	22,730	1,757
Thermo Fisher Scientific, Inc.	Morgan Stanley	822	352,258	414,674	63,031
Translate Bio, Inc.	Morgan Stanley	1,014	17,564	27,926	10,973
United Therapeutics Corp.	Morgan Stanley	65	11,521	11,662	142
Vertex Pharmaceuticals, Inc.	Morgan Stanley	3,008	582,781	606,503	22,289
Waters Corp.	Morgan Stanley	478	128,642	165,202	36,561
Zoetis, Inc.	Morgan Stanley	1,487	233,820	277,117	44,096
		104,727	5,300,715	5,861,736	592,119
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	16,271	215,284	755,463	540,180
Advance Auto Parts, Inc.	Morgan Stanley	6,239	943,026	1,279,868	346,080
Amazon.com, Inc.	Morgan Stanley	124	385,911	426,580	40,670
At Home Group, Inc.	Morgan Stanley	449	16,491	16,541	52
AutoNation, Inc.	Morgan Stanley	7,224	395,041	684,907	289,867
AutoZone, Inc.	Morgan Stanley	97	106,747	144,745	37,999
Best Buy Co., Inc.	Morgan Stanley	2	228	230	5
Buckle, Inc. (The)	Morgan Stanley	4,436	93,844	220,691	138,813

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
eBay, Inc.	Morgan Stanley	692	$40,198	$48,585	$8,479
Etsy, Inc.	Morgan Stanley	3,730	506,620	767,783	261,164
Five Below, Inc.	Morgan Stanley	59	11,466	11,403	(62)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	529	51,940	55,915	3,976
Foot Locker, Inc.	Morgan Stanley	2,429	71,310	149,699	79,605
Genuine Parts Co.	Morgan Stanley	2,103	209,798	265,966	61,002
Group 1 Automotive, Inc.	Morgan Stanley	267	39,914	41,233	1,478
Guess?, Inc.	Morgan Stanley	296	6,805	7,814	1,077
Hibbett, Inc.	Morgan Stanley	187	15,309	16,761	1,453
Home Depot, Inc. (The)	Morgan Stanley	33	10,299	10,523	226
L Brands, Inc.	Morgan Stanley	712	38,893	51,307	12,522
Lands' End, Inc.	Morgan Stanley	241	8,115	9,893	1,779
LKQ Corp.	Morgan Stanley	11,379	342,039	560,074	218,035
Lowe's Cos., Inc.	Morgan Stanley	101	19,461	19,591	139
Macy's, Inc.	Morgan Stanley	10,188	59,661	193,164	133,504
MarineMax, Inc.	Morgan Stanley	1,384	79,785	67,456	(12,327)
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	1,783	151,685	150,004	(1,680)
O'Reilly Automotive, Inc.	Morgan Stanley	398	174,278	225,352	51,075
Overstock.com, Inc.	Morgan Stanley	1,523	108,178	140,421	40,787
Penske Automotive Group, Inc.	Morgan Stanley	48	3,583	3,624	42
Qurate Retail, Inc., Series A	Morgan Stanley	18,503	156,367	242,204	107,293
RH	Morgan Stanley	43	28,448	29,197	751
Shutterstock, Inc.	Morgan Stanley	3,642	241,498	357,535	117,207
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	1	55	81	27
Sonic Automotive, Inc., Class A	Morgan Stanley	266	10,606	11,901	1,370
Stitch Fix, Inc., Class A	Morgan Stanley	34	2,079	2,050	(27)
Target Corp.	Morgan Stanley	2,574	499,664	622,239	128,707
Tractor Supply Co.	Morgan Stanley	120	21,582	22,327	997
Ulta Beauty, Inc.	Morgan Stanley	217	73,089	75,032	1,944
Urban Outfitters, Inc.	Morgan Stanley	1,761	36,369	72,588	36,221
Wayfair, Inc., Class A	Morgan Stanley	1,106	339,176	349,175	10,001
Williams-Sonoma, Inc.	Morgan Stanley	33	5,599	5,268	(329)
Zumiez, Inc.	Morgan Stanley	3,558	97,823	174,306	76,485
		104,782	5,618,264	8,289,496	2,736,587
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	7,884	92,838	186,614	94,724
Applied Materials, Inc.	Morgan Stanley	967	124,842	137,701	12,860
Axcelis Technologies, Inc.	Morgan Stanley	3,541	86,657	143,127	56,472
Broadcom, Inc.	Morgan Stanley	3,722	1,232,517	1,774,798	591,129
Brooks Automation, Inc.	Morgan Stanley	63	5,829	6,003	175
Cirrus Logic, Inc.	Morgan Stanley	227	16,654	19,322	2,670
First Solar, Inc.	Morgan Stanley	1	61	91	31
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	1,537	81,512	82,691	1,180
Intel Corp.	Morgan Stanley	23,885	1,336,184	1,340,904	18,599
KLA Corp.	Morgan Stanley	556	126,781	180,261	54,572
Lam Research Corp.	Morgan Stanley	43	27,683	27,980	313
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	5,115	184,070	327,769	143,700
Maxim Integrated Products, Inc.	Morgan Stanley	461	34,228	48,571	14,345
Microchip Technology, Inc.	Morgan Stanley	968	95,546	144,948	50,804

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
MKS Instruments, Inc.	Morgan Stanley	1,161	$205,264	$206,600	$1,453
NVIDIA Corp.	Morgan Stanley	293	232,585	234,429	1,768
NXP Semiconductors N.V. (Netherlands)	Morgan Stanley	3,295	639,768	677,847	40,874
ON Semiconductor Corp.	Morgan Stanley	2,332	85,907	89,269	3,755
Onto Innovation, Inc.	Morgan Stanley	902	55,734	65,882	10,149
Qorvo, Inc.	Morgan Stanley	9,486	1,189,229	1,855,936	667,065
QUALCOMM, Inc.	Morgan Stanley	9,252	1,281,937	1,322,388	52,659
Rambus, Inc.	Morgan Stanley	1,644	32,634	38,979	6,577
Skyworks Solutions, Inc.	Morgan Stanley	1,009	174,162	193,476	19,748
Synaptics, Inc.	Morgan Stanley	703	87,408	109,373	21,966
Texas Instruments, Inc.	Morgan Stanley	2,110	330,415	405,753	79,712
Ultra Clean Holdings, Inc.	Morgan Stanley	949	47,117	50,980	3,865
		82,106	7,807,562	9,671,692	1,951,165
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	939	216,598	276,808	62,012
ACI Worldwide, Inc.	Morgan Stanley	4,341	109,895	161,225	51,331
Adobe, Inc.	Morgan Stanley	214	96,359	125,327	28,969
Alliance Data Systems Corp.	Morgan Stanley	4,472	203,475	465,938	266,177
ANSYS, Inc.	Morgan Stanley	209	71,476	72,536	1,061
Automatic Data Processing, Inc.	Morgan Stanley	2,392	373,094	475,099	106,870
Broadridge Financial Solutions, Inc.	Morgan Stanley	2,336	320,251	377,334	61,367
C3.ai, Inc., Class A	Morgan Stanley	343	20,043	21,448	1,407
Cadence Design Systems, Inc.	Morgan Stanley	668	71,158	91,396	20,239
Cerence, Inc.	Morgan Stanley	470	41,168	50,154	9,562
CGI, Inc. (Canada)	Morgan Stanley	1,981	138,174	179,479	41,519
Cloudera, Inc.	Morgan Stanley	3,012	47,587	47,770	185
CommVault Systems, Inc.	Morgan Stanley	227	15,082	17,745	2,664
Cornerstone OnDemand, Inc.	Morgan Stanley	423	16,248	21,818	5,572
CSG Systems International, Inc.	Morgan Stanley	859	39,786	40,528	1,139
Digital Turbine, Inc.	Morgan Stanley	1,868	126,560	142,024	15,759
DocuSign, Inc.	Morgan Stanley	1,164	297,908	325,419	27,513
Domo, Inc., Class B	Morgan Stanley	359	26,997	29,018	2,023
DXC Technology Co.	Morgan Stanley	3,301	129,795	128,541	(1,252)
Elastic N.V. (Netherlands)	Morgan Stanley	709	102,706	103,344	640
Everbridge, Inc.	Morgan Stanley	284	38,018	38,647	630
Fair Isaac Corp.	Morgan Stanley	111	53,167	55,797	2,696
Fiserv, Inc.	Morgan Stanley	7,883	774,436	842,614	68,180
Fortinet, Inc.	Morgan Stanley	916	165,578	218,182	52,605
Gartner, Inc.	Morgan Stanley	72	13,861	17,438	3,579
International Business Machines Corp.	Morgan Stanley	1,816	232,252	266,207	36,890
Intuit, Inc.	Morgan Stanley	299	132,086	146,561	14,476
J2 Global, Inc.	Morgan Stanley	205	25,048	28,198	3,540
Lightspeed POS, Inc. (Canada)	Morgan Stanley	212	18,143	17,725	(416)
Mastercard, Inc., Class A	Morgan Stanley	323	118,848	117,924	(922)
Maximus, Inc.	Morgan Stanley	1,489	134,349	130,987	(3,244)
Microsoft Corp.	Morgan Stanley	1,919	461,415	519,857	59,418
Momentive Global, Inc.	Morgan Stanley	608	13,231	12,811	(419)
MongoDB, Inc.	Morgan Stanley	478	180,394	172,807	(7,586)
NortonLifeLock, Inc.	Morgan Stanley	2,184	51,345	59,448	8,396

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Nutanix, Inc., Class A	Morgan Stanley	2,846	$103,560	$108,774	$5,216
OneSpan, Inc.	Morgan Stanley	15	390	383	(5)
Open Text Corp. (Canada)	Morgan Stanley	6,407	273,338	325,476	55,502
Oracle Corp.	Morgan Stanley	8,956	658,019	697,135	39,831
Paychex, Inc.	Morgan Stanley	306	30,172	32,834	2,755
PayPal Holdings, Inc.	Morgan Stanley	764	182,155	222,691	40,537
Progress Software Corp.	Morgan Stanley	2,145	75,949	99,206	24,733
Proofpoint, Inc.	Morgan Stanley	250	43,409	43,440	33
PTC, Inc.	Morgan Stanley	150	19,602	21,189	1,589
salesforce.com, Inc.	Morgan Stanley	2,029	440,076	495,624	55,549
SecureWorks Corp., Class A	Morgan Stanley	33	643	611	(30)
ServiceNow, Inc.	Morgan Stanley	374	178,050	205,532	27,483
Slack Technologies, Inc., Class A	Morgan Stanley	120	5,354	5,316	(36)
SPS Commerce, Inc.	Morgan Stanley	4,826	364,629	481,876	117,219
SS&C Technologies Holdings, Inc.	Morgan Stanley	2,248	164,741	161,991	(2,515)
Synopsys, Inc.	Morgan Stanley	186	44,308	51,297	6,991
Teradata Corp.	Morgan Stanley	5,070	105,415	253,348	148,416
Verint Systems, Inc.	Morgan Stanley	5,845	271,482	263,434	(8,047)
VeriSign, Inc.	Morgan Stanley	569	111,918	129,556	17,639
Vertex, Inc., Class A	Morgan Stanley	203	4,390	4,454	65
Visa, Inc., Class A	Morgan Stanley	795	169,026	185,887	17,120
Western Union Co. (The)	Morgan Stanley	7,297	163,576	167,612	9,948
Workiva, Inc.	Morgan Stanley	503	38,512	55,999	17,489
		101,023	8,325,245	9,811,819	1,520,062
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	3,537	104,809	141,374	36,567
Badger Meter, Inc.	Morgan Stanley	317	20,156	31,104	11,162
Benchmark Electronics, Inc.	Morgan Stanley	203	6,052	5,777	(240)
CDW Corp.	Morgan Stanley	1,350	158,068	235,778	79,317
Ciena Corp.	Morgan Stanley	8	458	455	(1)
Cisco Systems, Inc.	Morgan Stanley	3,585	164,300	190,005	27,165
Cognex Corp.	Morgan Stanley	297	22,336	24,963	3,095
Coherent, Inc.	Morgan Stanley	414	108,098	109,437	1,340
Corning, Inc.	Morgan Stanley	5,024	185,341	205,482	23,056
CTS Corp.	Morgan Stanley	28	1,004	1,040	38
Diebold Nixdorf, Inc.	Morgan Stanley	61,610	392,936	791,072	398,108
EchoStar Corp., Class A	Morgan Stanley	17,490	462,263	424,832	(37,571)
Extreme Networks, Inc.	Morgan Stanley	4,034	44,444	45,019	577
F5 Networks, Inc.	Morgan Stanley	45	8,444	8,400	(42)
Hewlett Packard Enterprise Co.	Morgan Stanley	19,321	220,794	281,700	67,639
HP, Inc.	Morgan Stanley	12,819	273,577	387,006	120,642
Keysight Technologies, Inc.	Morgan Stanley	620	87,363	95,734	8,409
Knowles Corp.	Morgan Stanley	1,566	31,732	30,913	(818)
Lumentum Holdings, Inc.	Morgan Stanley	272	18,467	22,312	3,847
NCR Corp.	Morgan Stanley	19,447	388,067	886,978	498,912
NetApp, Inc.	Morgan Stanley	7,956	394,829	650,960	265,856
NETGEAR, Inc.	Morgan Stanley	3,220	114,075	123,390	9,298
Plantronics, Inc.	Morgan Stanley	2,000	74,258	83,460	9,285
Sanmina Corp.	Morgan Stanley	4,152	111,601	161,762	50,163

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	1,739	$149,431	$152,910	$3,481
SYNNEX Corp.	Morgan Stanley	1,027	105,582	125,048	19,682
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	413	53,089	55,842	3,001
TTM Technologies, Inc.	Morgan Stanley	9,605	127,787	137,352	9,566
Ubiquiti, Inc.	Morgan Stanley	265	72,159	82,730	10,696
Vishay Intertechnology, Inc.	Morgan Stanley	1,086	24,430	24,489	105
Vontier Corp.	Morgan Stanley	10,432	306,026	339,875	34,091
Xerox Holdings Corp.	Morgan Stanley	2,173	51,697	51,044	(48)
Zebra Technologies Corp., Class A	Morgan Stanley	472	212,611	249,919	37,310
		196,527	4,496,284	6,158,162	1,693,688
Telecommunication Services
AT&T, Inc.	Morgan Stanley	6,950	197,681	200,021	7,899
Gogo, Inc.	Morgan Stanley	2,947	35,128	33,537	(1,590)
Iridium Communications, Inc.	Morgan Stanley	1,765	49,965	70,582	21,313
Lumen Technologies, Inc.	Morgan Stanley	7,004	76,896	95,184	21,387
T-Mobile U.S., Inc.	Morgan Stanley	2,044	246,243	296,033	49,791
Verizon Communications, Inc.	Morgan Stanley	4,706	258,852	263,677	7,771
		25,416	864,765	959,034	106,571
Transportation
Alaska Air Group, Inc.	Morgan Stanley	11,194	413,382	675,110	261,730
ArcBest Corp.	Morgan Stanley	10,418	321,295	606,223	288,238
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	7,939	452,003	540,725	88,724
CSX Corp.	Morgan Stanley	7,494	197,049	240,408	45,378
Echo Global Logistics, Inc.	Morgan Stanley	3,563	94,150	109,527	15,379
Expeditors International of Washington, Inc.	Morgan Stanley	9,334	763,611	1,181,684	428,146
FedEx Corp.	Morgan Stanley	1,175	316,460	350,538	35,048
Hub Group, Inc., Class A	Morgan Stanley	32	2,120	2,111	(8)
Kansas City Southern	Morgan Stanley	1	174	283	112
Norfolk Southern Corp.	Morgan Stanley	67	16,809	17,782	1,041
Old Dominion Freight Line, Inc.	Morgan Stanley	478	112,761	121,316	8,655
Ryder System, Inc.	Morgan Stanley	2,416	144,177	179,581	38,495
Saia, Inc.	Morgan Stanley	298	67,237	62,428	(4,808)
Schneider National, Inc., Class B	Morgan Stanley	10,303	257,046	224,296	(11,179)
SkyWest, Inc.	Morgan Stanley	8,201	237,804	353,217	115,415
Southwest Airlines Co.	Morgan Stanley	1,947	109,960	103,366	(6,593)
Union Pacific Corp.	Morgan Stanley	755	157,305	166,047	10,176
United Parcel Service, Inc., Class B	Morgan Stanley	1,615	268,419	335,872	71,172
		77,230	3,931,762	5,270,514	1,385,121
Utilities
AES Corp. (The)	Morgan Stanley	5,310	130,639	138,432	8,820
Alliant Energy Corp.	Morgan Stanley	37	2,057	2,063	7
American Water Works Co., Inc.	Morgan Stanley	63	9,763	9,710	(43)
Dominion Energy, Inc.	Morgan Stanley	13,171	934,514	968,990	47,045
Duke Energy Corp.	Morgan Stanley	5,532	478,718	546,119	83,287
Exelon Corp.	Morgan Stanley	14,193	548,727	628,892	95,482
MDU Resources Group, Inc.	Morgan Stanley	2,949	96,305	92,422	(3,615)
NextEra Energy, Inc.	Morgan Stanley	496	37,170	36,347	(317)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
NRG Energy, Inc.	Morgan Stanley	14,880	$492,556	$599,664	$126,573
TransAlta Corp. (Canada)	Morgan Stanley	165	1,580	1,647	70
		56,796	2,732,029	3,024,286	357,309

Total Reference Entity — Long			96,577,673	122,394,493	26,657,850
Short
Automobiles & Components
Dana, Inc.	Morgan Stanley	(15,568)	(407,501)	(369,896)	36,520
Dorman Products, Inc.	Morgan Stanley	(82)	(8,461)	(8,501)	(49)
Fox Factory Holding Corp.	Morgan Stanley	(3,196)	(460,657)	(497,489)	(41,120)
LCI Industries	Morgan Stanley	(5,209)	(709,238)	(684,567)	15,748
Lear Corp.	Morgan Stanley	(5,112)	(963,042)	(896,031)	62,142
Patrick Industries, Inc.	Morgan Stanley	(6,423)	(523,254)	(468,879)	49,439
Workhorse Group, Inc.	Morgan Stanley	(46,604)	(751,731)	(773,160)	(23,127)
		(82,194)	(3,823,884)	(3,698,523)	99,553
Capital Goods
Allison Transmission Holdings, Inc.	Morgan Stanley	(5,773)	(260,532)	(229,419)	31,301
Altra Industrial Motion Corp.	Morgan Stanley	(5,818)	(377,767)	(378,286)	(1,428)
American Woodmark Corp.	Morgan Stanley	(879)	(73,900)	(71,806)	2,007
Arcosa, Inc.	Morgan Stanley	(6,199)	(394,777)	(364,129)	30,078
Armstrong World Industries, Inc.	Morgan Stanley	(4,004)	(330,737)	(429,469)	(100,825)
Axon Enterprise, Inc.	Morgan Stanley	(3,678)	(492,074)	(650,270)	(158,785)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(69,017)	(1,074,769)	(1,250,588)	(177,107)
Bloom Energy Corp., Class A	Morgan Stanley	(13,160)	(316,593)	(353,609)	(37,395)
Boeing Co. (The)	Morgan Stanley	(9,362)	(2,291,883)	(2,242,761)	46,375
BWX Technologies, Inc.	Morgan Stanley	(13,448)	(876,196)	(781,598)	90,573
CAI International, Inc.	Morgan Stanley	(221)	(12,298)	(12,376)	(91)
Carrier Global Corp.	Morgan Stanley	(1,279)	(61,997)	(62,159)	(235)
Construction Partners, Inc., Class A	Morgan Stanley	(20,679)	(569,398)	(649,321)	(80,604)
Cornerstone Building Brands, Inc.	Morgan Stanley	(19,270)	(345,356)	(350,329)	(5,385)
CSW Industrials, Inc.	Morgan Stanley	(919)	(121,477)	(108,865)	12,329
Energy Recovery, Inc.	Morgan Stanley	(4,799)	(100,258)	(109,321)	(9,182)
EnPro Industries, Inc.	Morgan Stanley	(1,423)	(133,820)	(138,244)	(4,799)
Evoqua Water Technologies Corp.	Morgan Stanley	(58,336)	(1,702,054)	(1,970,590)	(270,576)
Fluor Corp.	Morgan Stanley	(22,456)	(525,722)	(397,471)	138,945
FuelCell Energy, Inc.	Morgan Stanley	(80,138)	(1,232,011)	(713,228)	517,307
GATX Corp.	Morgan Stanley	(8,051)	(728,558)	(712,272)	7,263
Global Industrial Co.	Morgan Stanley	(140)	(5,166)	(5,139)	22
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(7,184)	(105,279)	(104,958)	196
Greenbrier Cos., Inc. (The)	Morgan Stanley	(1,153)	(52,511)	(50,248)	2,201
Helios Technologies, Inc.	Morgan Stanley	(436)	(33,235)	(34,030)	(833)
Hexcel Corp.	Morgan Stanley	(11,245)	(630,557)	(701,688)	(72,828)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(2,469)	(103,539)	(180,188)	(79,687)
Kennametal, Inc.	Morgan Stanley	(24,885)	(863,803)	(893,869)	(49,136)
Lindsay Corp.	Morgan Stanley	(1,087)	(179,654)	(179,659)	(499)
Lydall, Inc.	Morgan Stanley	(151)	(9,177)	(9,139)	29
Maxar Technologies, Inc.	Morgan Stanley	(3,718)	(174,313)	(148,423)	25,608
Mercury Systems, Inc.	Morgan Stanley	(18,855)	(1,282,795)	(1,249,709)	31,548

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Meritor, Inc.	Morgan Stanley	(26,710)	$(685,358)	$(625,548)	$58,989
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(1,539)	(140,720)	(138,094)	2,593
Navistar International Corp.	Morgan Stanley	(15,797)	(701,057)	(702,966)	(2,749)
NV5 Global, Inc.	Morgan Stanley	(3,928)	(217,454)	(371,235)	(156,636)
Parsons Corp.	Morgan Stanley	(8,053)	(298,634)	(316,966)	(19,071)
PGT Innovations, Inc.	Morgan Stanley	(23,721)	(430,973)	(551,039)	(120,581)
Proto Labs, Inc.	Morgan Stanley	(7,148)	(1,338,056)	(656,186)	680,266
Raven Industries, Inc.	Morgan Stanley	(634)	(36,590)	(36,677)	(129)
Rexnord Corp.	Morgan Stanley	(19,125)	(968,976)	(957,015)	9,853
Rockwell Automation, Inc.	Morgan Stanley	(1,826)	(516,376)	(522,273)	(6,515)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(16,553)	(729,179)	(781,136)	(53,023)
SPX Corp.	Morgan Stanley	(2,042)	(121,241)	(124,725)	(3,873)
Sunrun, Inc.	Morgan Stanley	(15,309)	(1,026,349)	(853,936)	162,226
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(14,330)	(449,795)	(483,924)	(34,667)
TransDigm Group, Inc.	Morgan Stanley	(2,328)	(1,550,507)	(1,506,891)	42,647
Trex Co., Inc.	Morgan Stanley	(14,599)	(1,268,380)	(1,492,164)	(225,304)
Welbilt, Inc.	Morgan Stanley	(48,151)	(728,673)	(1,114,696)	(412,350)
WESCO International, Inc.	Morgan Stanley	(3,988)	(196,642)	(410,046)	(229,076)
Westport Fuel Systems, Inc. (Canada)	Morgan Stanley	(51,324)	(402,613)	(272,530)	130,282
		(697,337)	(27,269,779)	(27,451,208)	(290,731)
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(143,557)	(1,293,968)	(1,548,980)	(266,831)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(4,510)	(388,374)	(384,162)	2,195
Clarivate PLC (Jersey)	Morgan Stanley	(26,866)	(714,950)	(739,621)	(26,346)
CoStar Group, Inc.	Morgan Stanley	(30,817)	(2,675,088)	(2,552,264)	118,119
FTI Consulting, Inc.	Morgan Stanley	(5,192)	(737,849)	(709,279)	27,728
Harsco Corp.	Morgan Stanley	(22,183)	(363,178)	(452,977)	(90,617)
Insperity, Inc.	Morgan Stanley	(7,051)	(641,150)	(637,199)	(393)
KBR, Inc.	Morgan Stanley	(2,883)	(117,623)	(109,986)	7,232
ManTech International Corp., Class A	Morgan Stanley	(4,459)	(384,641)	(385,882)	(2,956)
MSA Safety, Inc.	Morgan Stanley	(29)	(4,813)	(4,802)	7
Pitney Bowes, Inc.	Morgan Stanley	(58,820)	(503,334)	(515,851)	(15,228)
TransUnion	Morgan Stanley	(7,490)	(795,733)	(822,477)	(28,345)
U.S. Ecology, Inc.	Morgan Stanley	(17,235)	(604,654)	(646,657)	(42,924)
Upwork, Inc.	Morgan Stanley	(3,367)	(138,735)	(196,262)	(62,337)
Viad Corp.	Morgan Stanley	(7,308)	(293,317)	(364,304)	(71,337)
Waste Connections, Inc. (Canada)	Morgan Stanley	(1,627)	(199,702)	(194,313)	4,861
		(343,394)	(9,857,109)	(10,265,016)	(447,172)
Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(11,825)	(414,081)	(398,857)	14,729
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(4,639)	(170,224)	(202,910)	(32,889)
Columbia Sportswear Co.	Morgan Stanley	(1,438)	(136,627)	(141,442)	(5,733)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(4,263)	(933,597)	(972,476)	(39,997)
Installed Building Products, Inc.	Morgan Stanley	(1,604)	(214,806)	(196,265)	17,808
Levi Strauss & Co., Class A	Morgan Stanley	(7,560)	(215,631)	(209,563)	5,357
Lovesac Co. (The)	Morgan Stanley	(1,064)	(81,599)	(84,897)	(3,394)
Lululemon Athletica, Inc.	Morgan Stanley	(1,396)	(458,901)	(509,498)	(51,147)
Malibu Boats, Inc., Class A	Morgan Stanley	(4,352)	(347,113)	(319,132)	27,788

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Oxford Industries, Inc.	Morgan Stanley	(8,592)	$(515,313)	$(849,233)	$(341,597)
Peloton Interactive, Inc., Class A	Morgan Stanley	(27,622)	(2,752,033)	(3,425,680)	(734,924)
Purple Innovation, Inc.	Morgan Stanley	(24,714)	(907,954)	(652,697)	259,508
Ralph Lauren Corp.	Morgan Stanley	(5,586)	(650,160)	(658,087)	(12,902)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(4,134)	(154,455)	(205,997)	(51,726)
VF Corp.	Morgan Stanley	(7,360)	(629,585)	(603,814)	23,263
Vista Outdoor, Inc.	Morgan Stanley	(241)	(11,136)	(11,153)	490
Vizio Holding Corp., Class A	Morgan Stanley	(473)	(12,583)	(12,776)	(206)
Vuzix Corp.	Morgan Stanley	(1,086)	(20,050)	(19,928)	(8,029)
		(117,949)	(8,625,848)	(9,474,405)	(933,601)
Consumer Services
Aramark	Morgan Stanley	(61,835)	(2,312,981)	(2,303,354)	2,768
Bally's Corp.	Morgan Stanley	(16,232)	(1,014,590)	(878,314)	135,061
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(9,851)	(1,656,929)	(1,449,181)	205,762
Carnival Corp. (Panama)	Morgan Stanley	(5,981)	(158,522)	(157,659)	674
Chipotle Mexican Grill, Inc.	Morgan Stanley	(462)	(706,126)	(716,257)	(10,977)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	(11,602)	(506,969)	(471,041)	31,841
Denny's Corp.	Morgan Stanley	(58,558)	(857,054)	(965,621)	(109,595)
Domino's Pizza, Inc.	Morgan Stanley	(818)	(375,772)	(381,589)	(6,266)
DraftKings, Inc., Class A	Morgan Stanley	(25,580)	(1,307,260)	(1,334,509)	(28,815)
Frontdoor, Inc.	Morgan Stanley	(5,603)	(305,142)	(279,141)	25,750
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(1,238)	(150,591)	(149,328)	1,084
Hyatt Hotels Corp., Class A	Morgan Stanley	(1,151)	(91,399)	(89,364)	1,927
MGM Resorts International	Morgan Stanley	(39,034)	(1,614,512)	(1,664,800)	(52,293)
Monarch Casino & Resort, Inc.	Morgan Stanley	(4,023)	(141,546)	(266,202)	(125,326)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(5,143)	(150,611)	(151,256)	(824)
Planet Fitness, Inc., Class A	Morgan Stanley	(12,450)	(944,098)	(936,862)	6,105
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(3,695)	(255,528)	(238,106)	15,948
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(10,868)	(946,129)	(926,823)	18,173
Shake Shack, Inc., Class A	Morgan Stanley	(9,104)	(848,894)	(974,310)	(126,433)
Strategic Education, Inc.	Morgan Stanley	(1,681)	(131,641)	(127,857)	3,627
Stride, Inc.	Morgan Stanley	(40,013)	(1,853,785)	(1,285,618)	565,945
Wingstop, Inc.	Morgan Stanley	(1,055)	(166,547)	(166,300)	49
Wynn Resorts Ltd.	Morgan Stanley	(1,443)	(123,555)	(176,479)	(53,070)
		(327,420)	(16,620,181)	(16,089,971)	501,115
Diversified Financials
SEI Investments Co.	Morgan Stanley	(3,114)	(195,501)	(192,975)	1,171
State Street Corp.	Morgan Stanley	(475)	(38,804)	(39,083)	(442)
		(3,589)	(234,305)	(232,058)	729
Energy
Antero Midstream Corp.	Morgan Stanley	(1,927)	(20,008)	(20,022)	(36)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	(213,230)	(1,817,472)	(2,042,743)	(229,881)
Chevron Corp.	Morgan Stanley	(2,673)	(284,667)	(279,970)	775
ConocoPhillips	Morgan Stanley	(13,031)	(701,344)	(793,588)	(98,687)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(243,458)	(1,050,469)	(1,102,865)	(54,165)
CVR Energy, Inc.	Morgan Stanley	(3,181)	(58,799)	(57,131)	1,599
Delek U.S. Holdings, Inc.	Morgan Stanley	(29,209)	(536,861)	(631,499)	(104,383)
Denbury, Inc.	Morgan Stanley	(7,065)	(500,154)	(542,451)	(42,895)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Diamondback Energy, Inc.	Morgan Stanley	(48,522)	$(3,936,032)	$(4,555,731)	$(632,604)
Dril-Quip, Inc.	Morgan Stanley	(9,720)	(330,203)	(328,828)	975
Enerplus Corp. (Canada)	Morgan Stanley	(641)	(4,604)	(4,609)	(2)
Gevo, Inc.	Morgan Stanley	(48,918)	(356,098)	(355,634)	39
Laredo Petroleum, Inc.	Morgan Stanley	(770)	(67,092)	(71,448)	(4,436)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(23,594)	(279,720)	(334,091)	(54,920)
NexTier Oilfield Solutions, Inc.	Morgan Stanley	(1,604)	(7,843)	(7,635)	200
Northern Oil and Gas, Inc.	Morgan Stanley	(12,564)	(245,884)	(260,954)	(15,695)
Par Pacific Holdings, Inc.	Morgan Stanley	(419)	(6,883)	(7,048)	(171)
Patterson-UTI Energy, Inc.	Morgan Stanley	(19,631)	(160,423)	(195,132)	(37,215)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(24,534)	(646,737)	(779,445)	(160,086)
Phillips 66	Morgan Stanley	(2,646)	(224,004)	(227,080)	(5,725)
Pioneer Natural Resources Co.	Morgan Stanley	(29,137)	(4,633,664)	(4,735,345)	(123,360)
RPC, Inc.	Morgan Stanley	(80,527)	(270,532)	(398,609)	(128,400)
Southwestern Energy Co.	Morgan Stanley	(399,416)	(1,708,753)	(2,264,689)	(585,600)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(77,194)	(632,402)	(698,606)	(66,961)
Valaris Ltd. (Bermuda)	Morgan Stanley	(668)	(19,458)	(19,292)	144
		(1,294,279)	(18,500,106)	(20,714,445)	(2,341,490)
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(5,624)	(265,750)	(267,590)	(2,157)
Casey's General Stores, Inc.	Morgan Stanley	(1,825)	(365,024)	(355,218)	9,370
Chefs' Warehouse, Inc. (The)	Morgan Stanley	(16,639)	(485,375)	(529,619)	(44,825)
Grocery Outlet Holding Corp.	Morgan Stanley	(41,738)	(1,724,085)	(1,446,639)	275,379
Performance Food Group Co.	Morgan Stanley	(3,176)	(133,678)	(154,004)	(23,427)
Rite Aid Corp.	Morgan Stanley	(20,237)	(369,448)	(329,863)	39,055
United Natural Foods, Inc.	Morgan Stanley	(5,037)	(186,877)	(186,268)	386
		(94,276)	(3,530,237)	(3,269,201)	253,781
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(27,365)	(880,155)	(897,572)	(41,049)
Beyond Meat, Inc.	Morgan Stanley	(6,106)	(962,101)	(961,634)	(4,158)
Brown-Forman Corp., Class B	Morgan Stanley	(10,461)	(801,653)	(783,947)	15,684
Calavo Growers, Inc.	Morgan Stanley	(7,233)	(459,144)	(458,717)	(7,247)
Celsius Holdings, Inc.	Morgan Stanley	(9,832)	(522,133)	(748,117)	(234,376)
Freshpet, Inc.	Morgan Stanley	(3,412)	(548,911)	(556,020)	(7,766)
Hormel Foods Corp.	Morgan Stanley	(15,269)	(749,447)	(729,095)	19,853
Ingredion, Inc.	Morgan Stanley	(8,018)	(767,281)	(725,629)	35,959
J & J Snack Foods Corp.	Morgan Stanley	(2,851)	(430,587)	(497,243)	(73,588)
Lamb Weston Holdings, Inc.	Morgan Stanley	(16,628)	(1,353,446)	(1,341,214)	7,423
McCormick & Co, Inc., Non Voting Shares	Morgan Stanley	(1,284)	(116,190)	(113,403)	2,649
MGP Ingredients, Inc.	Morgan Stanley	(5,386)	(207,218)	(364,309)	(162,711)
Pilgrim's Pride Corp.	Morgan Stanley	(24,253)	(436,264)	(537,932)	(103,627)
Post Holdings, Inc.	Morgan Stanley	(6,180)	(718,546)	(670,345)	47,340
Simply Good Foods Co. (The)	Morgan Stanley	(669)	(24,413)	(24,425)	(40)
Universal Corp.	Morgan Stanley	(2,732)	(122,993)	(155,642)	(38,916)
Utz Brands, Inc.	Morgan Stanley	(9,427)	(219,732)	(205,414)	13,790
		(157,106)	(9,320,214)	(9,770,658)	(530,780)
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(16,375)	(559,522)	(541,357)	17,495

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
ABIOMED, Inc.	Morgan Stanley	(4,688)	$(1,422,852)	$(1,463,172)	$(42,025)
AdaptHealth Corp.	Morgan Stanley	(13,499)	(353,283)	(370,008)	(17,147)
Alphatec Holdings, Inc.	Morgan Stanley	(9,153)	(134,944)	(140,224)	(5,440)
American Well Corp., Class A	Morgan Stanley	(26,014)	(365,202)	(327,256)	37,509
Avanos Medical, Inc.	Morgan Stanley	(8,241)	(267,400)	(299,725)	(33,710)
Axogen, Inc.	Morgan Stanley	(19,748)	(237,667)	(426,754)	(190,627)
BioLife Solutions, Inc.	Morgan Stanley	(3,757)	(135,312)	(167,224)	(32,073)
Cardinal Health, Inc.	Morgan Stanley	(17,163)	(946,718)	(979,836)	(49,495)
Cardiovascular Systems, Inc.	Morgan Stanley	(12,742)	(448,033)	(543,446)	(95,949)
Castle Biosciences, Inc.	Morgan Stanley	(10,821)	(718,529)	(793,504)	(77,033)
Covetrus, Inc.	Morgan Stanley	(27,452)	(845,022)	(741,204)	102,805
CryoPort, Inc.	Morgan Stanley	(5,297)	(297,410)	(334,241)	(40,097)
DaVita, Inc.	Morgan Stanley	(4,436)	(557,807)	(534,227)	23,051
Dexcom, Inc.	Morgan Stanley	(4,459)	(1,786,199)	(1,903,993)	(120,728)
Edwards Lifesciences Corp.	Morgan Stanley	(8,196)	(795,585)	(848,860)	(54,227)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(3,493)	(143,788)	(125,783)	18,752
Guardant Health, Inc.	Morgan Stanley	(16,235)	(2,155,248)	(2,016,225)	135,211
Haemonetics Corp.	Morgan Stanley	(11,608)	(933,688)	(773,557)	159,013
Hanger, Inc.	Morgan Stanley	(59)	(1,481)	(1,492)	(11)
Humana, Inc.	Morgan Stanley	(397)	(175,494)	(175,760)	(725)
Inovalon Holdings, Inc., Class A	Morgan Stanley	(5,588)	(182,255)	(190,439)	(8,402)
Inspire Medical Systems, Inc.	Morgan Stanley	(1,002)	(175,871)	(193,647)	(17,985)
Insulet Corp.	Morgan Stanley	(7,578)	(2,004,742)	(2,080,237)	(81,629)
Integer Holdings Corp.	Morgan Stanley	(2,951)	(272,281)	(277,984)	(6,028)
Joint Corp. (The)	Morgan Stanley	(1,356)	(101,767)	(113,796)	(12,149)
Lantheus Holdings, Inc.	Morgan Stanley	(35,539)	(750,990)	(982,298)	(232,207)
LeMaitre Vascular, Inc.	Morgan Stanley	(744)	(45,188)	(45,399)	(263)
Magellan Health, Inc.	Morgan Stanley	(1,956)	(182,629)	(184,255)	(1,844)
Masimo Corp.	Morgan Stanley	(3,865)	(951,008)	(937,069)	12,800
Mesa Laboratories, Inc.	Morgan Stanley	(968)	(229,546)	(262,493)	(34,126)
Neogen Corp.	Morgan Stanley	(4,097)	(187,785)	(188,626)	(1,096)
Oak Street Health, Inc.	Morgan Stanley	(2,363)	(131,766)	(138,401)	(6,792)
Option Care Health, Inc.	Morgan Stanley	(15,660)	(328,614)	(342,484)	(14,263)
OrthoPediatrics Corp.	Morgan Stanley	(6,246)	(317,602)	(394,622)	(78,630)
Penumbra, Inc.	Morgan Stanley	(2,771)	(727,930)	(759,420)	(32,363)
PetIQ, Inc.	Morgan Stanley	(21,852)	(791,663)	(843,487)	(53,853)
Progyny, Inc.	Morgan Stanley	(12,205)	(768,797)	(720,095)	47,782
RadNet, Inc.	Morgan Stanley	(19,696)	(318,821)	(663,558)	(348,255)
ResMed, Inc.	Morgan Stanley	(6,932)	(1,457,182)	(1,708,877)	(253,441)
SI-BONE, Inc.	Morgan Stanley	(118)	(3,622)	(3,713)	(95)
Silk Road Medical, Inc.	Morgan Stanley	(11,783)	(663,728)	(563,934)	98,999
Simulations Plus, Inc.	Morgan Stanley	(3,986)	(284,106)	(218,871)	64,719
Surgery Partners, Inc.	Morgan Stanley	(6,259)	(283,860)	(416,975)	(133,454)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(18,387)	(1,047,507)	(919,350)	126,902
Tactile Systems Technology, Inc.	Morgan Stanley	(8,029)	(304,792)	(417,508)	(113,096)
Teladoc Health, Inc.	Morgan Stanley	(2,984)	(459,569)	(496,209)	(37,191)
Varex Imaging Corp.	Morgan Stanley	(4,287)	(74,643)	(114,977)	(42,393)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(7,349)	(1,295,108)	(1,181,866)	110,719
		(440,384)	(27,624,556)	(28,868,438)	(1,313,085)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	(729)	$(22,493)	$(22,847)	$(379)
Central Garden & Pet Co., Class A	Morgan Stanley	(3,388)	(175,513)	(163,640)	11,663
Clorox Co. (The)	Morgan Stanley	(467)	(84,192)	(84,018)	75
Kimberly-Clark Corp.	Morgan Stanley	(4,560)	(603,290)	(610,037)	(7,469)
Reynolds Consumer Products, Inc.	Morgan Stanley	(4,277)	(129,734)	(129,807)	(1,392)
WD-40 Co.	Morgan Stanley	(31)	(7,910)	(7,945)	(280)
		(13,452)	(1,023,132)	(1,018,294)	2,218
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(12,352)	(872,170)	(746,678)	122,658
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(47,558)	(507,243)	(363,819)	138,775
Arconic Corp.	Morgan Stanley	(6,813)	(229,888)	(242,679)	(13,366)
Ball Corp.	Morgan Stanley	(23,006)	(2,023,787)	(1,863,946)	154,688
Cabot Corp.	Morgan Stanley	(1,811)	(113,233)	(103,100)	10,051
Equinox Gold Corp. (Canada)	Morgan Stanley	(99,228)	(1,155,593)	(689,635)	464,574
First Majestic Silver Corp. (Canada)	Morgan Stanley	(12,230)	(208,854)	(193,356)	15,249
HB Fuller Co.	Morgan Stanley	(2,263)	(143,968)	(143,949)	(152)
International Flavors & Fragrances, Inc.	Morgan Stanley	(28,607)	(4,061,798)	(4,273,886)	(237,972)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(18,170)	(866,647)	(700,090)	155,906
MAG Silver Corp. (Canada)	Morgan Stanley	(437)	(8,984)	(9,142)	(168)
Materion Corp.	Morgan Stanley	(2,054)	(150,008)	(154,769)	(5,162)
Methanex Corp. (Canada)	Morgan Stanley	(12,898)	(258,574)	(426,537)	(171,027)
NewMarket Corp.	Morgan Stanley	(500)	(175,167)	(160,990)	13,045
Novagold Resources, Inc. (Canada)	Morgan Stanley	(41,076)	(442,295)	(329,019)	112,747
Orla Mining Ltd. (Canada)	Morgan Stanley	(621)	(2,695)	(2,559)	135
Quaker Chemical Corp.	Morgan Stanley	(1,910)	(438,677)	(453,033)	(15,527)
Ranpak Holdings Corp.	Morgan Stanley	(536)	(13,032)	(13,416)	(398)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(4,764)	(222,977)	(233,674)	(11,062)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(18,504)	(341,563)	(324,745)	16,410
Silgan Holdings, Inc.	Morgan Stanley	(4,877)	(209,099)	(202,395)	5,771
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(1,445)	(13,689)	(12,615)	1,059
Steel Dynamics, Inc.	Morgan Stanley	(3,517)	(148,667)	(209,613)	(63,015)
Stepan Co.	Morgan Stanley	(2,308)	(298,946)	(277,583)	20,379
Summit Materials, Inc., Class A	Morgan Stanley	(10,348)	(357,386)	(360,628)	(3,697)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(35,184)	(782,344)	(810,639)	(30,040)
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(6,238)	(49,136)	(139,731)	(104,297)
U.S. Concrete, Inc.	Morgan Stanley	(4,063)	(301,262)	(299,849)	1,053
United States Steel Corp.	Morgan Stanley	(20,930)	(521,785)	(502,320)	18,841
Valvoline, Inc.	Morgan Stanley	(66,209)	(1,776,582)	(2,149,144)	(389,010)
Warrior Met Coal, Inc.	Morgan Stanley	(37,172)	(632,355)	(639,358)	(14,308)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(547,445)	(2,423,530)	(2,310,218)	86,800
		(1,075,074)	(19,751,934)	(19,343,115)	278,940
Media & Entertainment
Angi, Inc.	Morgan Stanley	(94,031)	(1,290,478)	(1,271,299)	14,958
Bumble, Inc., Class A	Morgan Stanley	(4,320)	(215,248)	(248,832)	(33,841)
Cable One, Inc.	Morgan Stanley	(128)	(240,630)	(244,840)	(4,497)
Cardlytics, Inc.	Morgan Stanley	(1,031)	(131,140)	(130,865)	(104)
Cinemark Holdings, Inc.	Morgan Stanley	(39,877)	(731,108)	(875,300)	(145,068)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	(95,471)	(210,860)	(252,043)	(41,435)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
EverQuote, Inc., Class A	Morgan Stanley	(2,564)	$(83,609)	$(83,792)	$(281)
iHeartMedia, Inc., Class A	Morgan Stanley	(24,398)	(437,842)	(657,038)	(220,222)
Live Nation Entertainment, Inc.	Morgan Stanley	(2,396)	(211,390)	(209,866)	1,272
Madison Square Garden Entertainment Corp.	Morgan Stanley	(5,869)	(564,244)	(492,820)	70,749
Magnite, Inc.	Morgan Stanley	(15,070)	(554,461)	(509,969)	43,671
Match Group, Inc.	Morgan Stanley	(12,541)	(1,995,399)	(2,022,236)	(29,230)
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(7,883)	(212,317)	(227,976)	(17,981)
Sirius XM Holdings, Inc.	Morgan Stanley	(226,971)	(1,505,970)	(1,484,390)	18,581
TripAdvisor, Inc.	Morgan Stanley	(22,196)	(968,631)	(894,499)	72,972
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(6,249)	(329,866)	(326,010)	3,461
Zynga, Inc., Class A	Morgan Stanley	(28,058)	(325,570)	(298,257)	26,925
		(589,053)	(10,008,763)	(10,230,032)	(240,070)
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(4,864)	(735,288)	(952,468)	(222,561)
Adaptive Biotechnologies Corp.	Morgan Stanley	(19,123)	(886,537)	(781,366)	104,008
Alector, Inc.	Morgan Stanley	(9,096)	(202,965)	(189,470)	13,253
Allogene Therapeutics, Inc.	Morgan Stanley	(3,621)	(89,181)	(94,436)	(5,360)
Allovir, Inc.	Morgan Stanley	(92)	(1,849)	(1,816)	32
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(10,343)	(868,492)	(350,007)	517,445
Arcus Biosciences, Inc.	Morgan Stanley	(3,973)	(110,552)	(109,099)	1,322
Arvinas, Inc.	Morgan Stanley	(14,570)	(641,459)	(1,121,890)	(487,522)
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(1,755)	(23,073)	(22,745)	302
Avantor, Inc.	Morgan Stanley	(31,761)	(1,047,096)	(1,127,833)	(81,992)
Axsome Therapeutics, Inc.	Morgan Stanley	(3,960)	(310,657)	(267,142)	43,840
Berkeley Lights, Inc.	Morgan Stanley	(17,787)	(875,294)	(797,035)	77,110
Bristol-Myers Squibb Co.	Morgan Stanley	(7,721)	(515,954)	(515,917)	(581)
Catalent, Inc.	Morgan Stanley	(5,183)	(612,974)	(560,386)	51,854
Codexis, Inc.	Morgan Stanley	(21,296)	(280,690)	(482,567)	(202,213)
Cytokinetics, Inc.	Morgan Stanley	(787)	(16,773)	(15,575)	1,180
Eli Lilly & Co.	Morgan Stanley	(9,244)	(2,139,042)	(2,121,683)	14,795
Enanta Pharmaceuticals, Inc.	Morgan Stanley	(227)	(10,556)	(9,990)	554
Epizyme, Inc.	Morgan Stanley	(12,981)	(184,071)	(107,872)	75,980
Exact Sciences Corp.	Morgan Stanley	(3,632)	(400,882)	(451,494)	(51,091)
Exelixis, Inc.	Morgan Stanley	(29,143)	(670,586)	(530,985)	142,549
Global Blood Therapeutics, Inc.	Morgan Stanley	(568)	(18,901)	(19,891)	(1,011)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(9,176)	(868,520)	(859,241)	8,239
Immunovant, Inc.	Morgan Stanley	(1,864)	(19,964)	(19,702)	240
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(5,917)	(291,750)	(236,029)	55,372
Iovance Biotherapeutics, Inc.	Morgan Stanley	(1,640)	(61,649)	(42,673)	18,904
Keros Therapeutics, Inc.	Morgan Stanley	(51)	(2,167)	(2,166)	—
Krystal Biotech, Inc.	Morgan Stanley	(37)	(2,589)	(2,516)	71
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(87)	(11,762)	(11,414)	336
Medpace Holdings, Inc.	Morgan Stanley	(3,484)	(621,715)	(615,379)	5,592
Mersana Therapeutics, Inc.	Morgan Stanley	(24)	(322)	(326)	(2)
Mirati Therapeutics, Inc.	Morgan Stanley	(1,186)	(196,437)	(191,575)	4,629
NanoString Technologies, Inc.	Morgan Stanley	(6,397)	(331,567)	(414,462)	(83,291)
Neurocrine Biosciences, Inc.	Morgan Stanley	(1,105)	(111,921)	(107,539)	4,774
NGM Biopharmaceuticals, Inc.	Morgan Stanley	(431)	(8,804)	(8,499)	296
Ocular Therapeutix, Inc.	Morgan Stanley	(5,564)	(78,294)	(78,898)	(696)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Organon & Co.	Morgan Stanley	(3,107)	$(93,883)	$(94,018)	$(246)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(10,755)	(490,919)	(493,117)	(5,126)
Personalis, Inc.	Morgan Stanley	(17,715)	(474,040)	(448,189)	24,176
PPD, Inc.	Morgan Stanley	(4,064)	(188,010)	(187,310)	476
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(6,405)	(1,002,677)	(906,500)	94,939
Repare Therapeutics, Inc. (Canada)	Morgan Stanley	(4)	(131)	(125)	8
Repligen Corp.	Morgan Stanley	(3,558)	(699,595)	(710,248)	(11,491)
Revance Therapeutics, Inc.	Morgan Stanley	(4,892)	(129,929)	(144,999)	(15,224)
Scholar Rock Holding Corp.	Morgan Stanley	(2,055)	(59,110)	(59,389)	(349)
Seagen, Inc.	Morgan Stanley	(5,830)	(899,559)	(920,440)	(21,959)
Sorrento Therapeutics, Inc.	Morgan Stanley	(13,346)	(143,951)	(129,323)	14,522
TG Therapeutics, Inc.	Morgan Stanley	(299)	(11,472)	(11,598)	(138)
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(34,985)	(695,394)	(507,982)	186,579
Travere Therapeutics, Inc.	Morgan Stanley	(1,082)	(16,415)	(15,786)	610
Viatris, Inc.	Morgan Stanley	(80,340)	(1,175,095)	(1,148,059)	16,259
Vir Biotechnology, Inc.	Morgan Stanley	(557)	(26,033)	(26,335)	(331)
Xencor, Inc.	Morgan Stanley	(745)	(27,032)	(25,695)	1,306
Zomedica Corp. (Canada)	Morgan Stanley	(143,062)	(135,248)	(119,128)	15,966
		(581,491)	(19,518,826)	(19,170,327)	306,334
Retailing
Bed Bath & Beyond, Inc.	Morgan Stanley	(12,188)	(372,640)	(405,739)	(36,716)
CarMax, Inc.	Morgan Stanley	(15,983)	(2,048,456)	(2,064,204)	(21,126)
Carvana Co.	Morgan Stanley	(2,714)	(699,993)	(819,139)	(122,473)
Children's Place, Inc. (The)	Morgan Stanley	(9,562)	(641,163)	(889,840)	(249,445)
Core-Mark Holding Co., Inc.	Morgan Stanley	(8,528)	(289,100)	(383,845)	(98,422)
Designer Brands, Inc., Class A	Morgan Stanley	(51,559)	(684,309)	(853,301)	(169,812)
Dollar General Corp.	Morgan Stanley	(12,384)	(2,544,164)	(2,679,774)	(138,661)
Dollar Tree, Inc.	Morgan Stanley	(2,386)	(241,824)	(237,407)	6,147
GrowGeneration Corp.	Morgan Stanley	(19,671)	(867,714)	(946,175)	(84,906)
Leslie's, Inc.	Morgan Stanley	(64,673)	(1,750,200)	(1,777,861)	(29,759)
Monro, Inc.	Morgan Stanley	(17,606)	(1,086,501)	(1,118,157)	(49,519)
Nordstrom, Inc.	Morgan Stanley	(22,066)	(515,772)	(806,954)	(291,799)
ODP Corp. (The)	Morgan Stanley	(2,491)	(122,530)	(119,593)	2,792
Pool Corp.	Morgan Stanley	(536)	(207,210)	(245,842)	(39,308)
Poshmark, Inc., Class A	Morgan Stanley	(3,821)	(174,438)	(182,415)	(8,184)
RealReal, Inc. (The)	Morgan Stanley	(42,867)	(1,022,445)	(847,052)	174,168
Ross Stores, Inc.	Morgan Stanley	(2,660)	(331,525)	(329,840)	147
Sally Beauty Holdings, Inc.	Morgan Stanley	(59,345)	(1,029,702)	(1,309,744)	(292,301)
Stamps.com, Inc.	Morgan Stanley	(164)	(34,158)	(32,848)	1,271
Vroom, Inc.	Morgan Stanley	(18,383)	(682,263)	(769,512)	(88,067)
		(369,587)	(15,346,107)	(16,819,242)	(1,535,973)
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(9,675)	(888,647)	(988,978)	(106,744)
Cohu, Inc.	Morgan Stanley	(825)	(30,280)	(30,352)	(106)
Cree, Inc.	Morgan Stanley	(8,519)	(877,556)	(834,266)	41,833
Diodes, Inc.	Morgan Stanley	(4,088)	(342,207)	(326,100)	15,729
Enphase Energy, Inc.	Morgan Stanley	(16,476)	(2,529,264)	(3,025,488)	(536,734)
FormFactor, Inc.	Morgan Stanley	(1,688)	(61,301)	(61,544)	(315)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Lattice Semiconductor Corp.	Morgan Stanley	(2,942)	$(164,492)	$(165,282)	$(986)
Marvell Technology, Inc.	Morgan Stanley	(27,273)	(1,432,754)	(1,590,834)	(193,826)
Monolithic Power Systems, Inc.	Morgan Stanley	(395)	(146,898)	(147,513)	(802)
Silicon Laboratories, Inc.	Morgan Stanley	(11,895)	(1,686,384)	(1,822,909)	(144,134)
Teradyne, Inc.	Morgan Stanley	(2,433)	(322,668)	(325,925)	(3,642)
Xilinx, Inc.	Morgan Stanley	(6,919)	(905,469)	(1,000,764)	(96,380)
		(93,128)	(9,387,920)	(10,319,955)	(1,026,107)
Software & Services
8x8, Inc.	Morgan Stanley	(30,025)	(587,714)	(833,494)	(247,025)
A10 Networks, Inc.	Morgan Stanley	(323)	(3,652)	(3,637)	12
Akamai Technologies, Inc.	Morgan Stanley	(4,629)	(508,196)	(539,741)	(32,154)
Alarm.com Holdings, Inc.	Morgan Stanley	(1,539)	(131,678)	(130,353)	1,169
Alteryx, Inc., Class A	Morgan Stanley	(25,585)	(2,950,946)	(2,200,822)	750,120
Anaplan, Inc.	Morgan Stanley	(18,482)	(1,060,835)	(985,091)	74,473
Appfolio, Inc., Class A	Morgan Stanley	(3,757)	(507,164)	(530,488)	(23,931)
Avalara, Inc.	Morgan Stanley	(2,403)	(305,999)	(388,805)	(83,172)
BlackBerry Ltd. (Canada)	Morgan Stanley	(59,673)	(547,646)	(729,204)	(183,210)
Bottomline Technologies DE, Inc.	Morgan Stanley	(7,742)	(290,855)	(287,073)	3,434
Ceridian HCM Holding, Inc.	Morgan Stanley	(20,058)	(1,848,590)	(1,923,963)	(77,590)
Citrix Systems, Inc.	Morgan Stanley	(14,139)	(1,710,175)	(1,658,081)	45,577
Conduent, Inc.	Morgan Stanley	(65,436)	(367,337)	(490,770)	(131,033)
Coupa Software, Inc.	Morgan Stanley	(3,677)	(951,341)	(963,778)	(14,249)
Dynatrace, Inc.	Morgan Stanley	(3,798)	(218,530)	(221,879)	(3,610)
Euronet Worldwide, Inc.	Morgan Stanley	(4,583)	(676,190)	(620,309)	54,997
Evo Payments, Inc., Class A	Morgan Stanley	(5,321)	(148,187)	(147,605)	352
Fastly, Inc., Class A	Morgan Stanley	(15,491)	(1,085,397)	(923,264)	160,833
FleetCor Technologies, Inc.	Morgan Stanley	(791)	(226,940)	(202,543)	29,492
Global Payments, Inc.	Morgan Stanley	(693)	(133,782)	(129,965)	3,658
Globant S.A. (Luxembourg)	Morgan Stanley	(871)	(196,016)	(190,906)	4,877
GoDaddy, Inc., Class A	Morgan Stanley	(7,953)	(683,358)	(691,593)	(9,053)
Guidewire Software, Inc.	Morgan Stanley	(9,705)	(1,050,393)	(1,093,948)	(49,523)
InterDigital, Inc.	Morgan Stanley	(1,371)	(113,179)	(100,124)	13,776
Jack Henry & Associates, Inc.	Morgan Stanley	(2,876)	(474,710)	(470,255)	3,887
LiveRamp Holdings, Inc.	Morgan Stanley	(17,096)	(845,463)	(800,948)	43,503
McAfee Corp., Class A	Morgan Stanley	(12,990)	(366,510)	(363,980)	824
Medallia, Inc.	Morgan Stanley	(29,941)	(911,694)	(1,010,509)	(105,853)
Model N, Inc.	Morgan Stanley	(4,990)	(173,321)	(171,007)	2,107
New Relic, Inc.	Morgan Stanley	(12,045)	(744,207)	(806,654)	(64,226)
Okta, Inc.	Morgan Stanley	(2,898)	(674,160)	(709,083)	(35,730)
PagerDuty, Inc.	Morgan Stanley	(10,086)	(406,298)	(429,462)	(24,105)
Paycom Software, Inc.	Morgan Stanley	(3,342)	(1,272,080)	(1,214,717)	55,839
Paylocity Holding Corp.	Morgan Stanley	(2,326)	(430,841)	(443,801)	(13,475)
Ping Identity Holding Corp.	Morgan Stanley	(70,052)	(2,200,513)	(1,604,191)	593,684
PROS Holdings, Inc.	Morgan Stanley	(17,989)	(737,321)	(819,759)	(83,708)
Q2 Holdings, Inc.	Morgan Stanley	(5,195)	(642,395)	(532,903)	109,347
Qualys, Inc.	Morgan Stanley	(2,199)	(287,060)	(221,417)	65,300
Rackspace Technology, Inc.	Morgan Stanley	(37,023)	(879,274)	(726,021)	152,361
RingCentral, Inc., Class A	Morgan Stanley	(3,370)	(1,035,823)	(979,255)	53,519
Sabre Corp.	Morgan Stanley	(65,981)	(887,104)	(823,443)	62,598

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Shift4 Payments, Inc., Class A	Morgan Stanley	(9,453)	$(817,340)	$(885,935)	$(69,574)
SolarWinds Corp.	Morgan Stanley	(47,539)	(798,486)	(802,934)	(5,404)
Splunk, Inc.	Morgan Stanley	(10,485)	(1,751,649)	(1,515,921)	259,732
Sumo Logic, Inc.	Morgan Stanley	(7,902)	(152,709)	(163,176)	(11,367)
Switch, Inc., Class A	Morgan Stanley	(36,293)	(647,467)	(766,145)	(127,050)
Sykes Enterprises, Inc.	Morgan Stanley	(360)	(19,261)	(19,332)	(93)
Telos Corp.	Morgan Stanley	(7,072)	(245,497)	(240,519)	4,685
Trade Desk, Inc. (The), Class A	Morgan Stanley	(22,536)	(1,383,541)	(1,743,385)	(361,502)
Tucows, Inc., Class A	Morgan Stanley	(3,969)	(247,415)	(318,790)	(71,688)
Twilio, Inc., Class A	Morgan Stanley	(1,040)	(327,844)	(409,926)	(82,474)
Tyler Technologies, Inc.	Morgan Stanley	(2,937)	(1,292,025)	(1,328,611)	(38,134)
Upland Software, Inc.	Morgan Stanley	(8,418)	(349,002)	(346,569)	2,016
Verra Mobility Corp.	Morgan Stanley	(57,329)	(739,290)	(881,147)	(142,742)
Vonage Holdings Corp.	Morgan Stanley	(12,657)	(185,719)	(182,387)	3,110
WEX, Inc.	Morgan Stanley	(8,895)	(1,769,563)	(1,724,740)	42,600
Workday, Inc., Class A	Morgan Stanley	(1,456)	(331,627)	(347,605)	(16,375)
Yext, Inc.	Morgan Stanley	(102,116)	(1,676,377)	(1,459,238)	215,130
Zuora, Inc., Class A	Morgan Stanley	(13,913)	(165,148)	(239,999)	(81,571)
		(962,814)	(42,172,834)	(41,491,200)	623,391
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(282)	(31,993)	(31,784)	172
Amphenol Corp., Class A	Morgan Stanley	(5,961)	(408,607)	(407,792)	(556)
Arista Networks, Inc.	Morgan Stanley	(5,946)	(1,984,870)	(2,154,295)	(180,993)
Avnet, Inc.	Morgan Stanley	(10,817)	(470,230)	(433,545)	34,046
Calix, Inc.	Morgan Stanley	(1,147)	(54,973)	(54,482)	426
CommScope Holding Co., Inc.	Morgan Stanley	(86,275)	(1,351,668)	(1,838,520)	(495,426)
Fabrinet (Cayman Islands)	Morgan Stanley	(9,989)	(785,677)	(957,645)	(172,909)
FARO Technologies, Inc.	Morgan Stanley	(1,249)	(94,059)	(97,135)	(3,187)
II-VI, Inc.	Morgan Stanley	(1,078)	(78,337)	(78,252)	(8)
Infinera Corp.	Morgan Stanley	(16,367)	(128,001)	(166,943)	(40,858)
Inseego Corp.	Morgan Stanley	(56,351)	(534,506)	(568,582)	(34,715)
Insight Enterprises, Inc.	Morgan Stanley	(8,158)	(441,649)	(815,882)	(383,289)
IPG Photonics Corp.	Morgan Stanley	(1,887)	(412,575)	(397,723)	14,359
Jabil, Inc.	Morgan Stanley	(3,994)	(229,690)	(232,131)	(2,715)
Littelfuse, Inc.	Morgan Stanley	(1,405)	(370,921)	(357,980)	11,879
Methode Electronics, Inc.	Morgan Stanley	(134)	(6,514)	(6,594)	(87)
National Instruments Corp.	Morgan Stanley	(24,801)	(1,029,744)	(1,048,586)	(24,570)
nLight, Inc.	Morgan Stanley	(16,546)	(377,249)	(600,289)	(226,563)
PC Connection, Inc.	Morgan Stanley	(552)	(26,185)	(25,541)	614
Pure Storage, Inc., Class A	Morgan Stanley	(35,224)	(838,402)	(687,925)	155,669
Ribbon Communications, Inc.	Morgan Stanley	(6,183)	(44,326)	(47,053)	(2,778)
Super Micro Computer, Inc.	Morgan Stanley	(8,055)	(257,072)	(283,375)	(26,610)
Trimble, Inc.	Morgan Stanley	(2,092)	(171,770)	(171,188)	377
Viasat, Inc.	Morgan Stanley	(5,412)	(214,270)	(269,734)	(55,731)
Western Digital Corp.	Morgan Stanley	(15,367)	(1,167,886)	(1,093,669)	72,817
		(325,272)	(11,511,174)	(12,826,645)	(1,360,636)
Telecommunication Services
Cogent Communications Holdings, Inc.	Morgan Stanley	(6,586)	(452,912)	(506,398)	(69,756)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Telecommunication Services — (continued)
Globalstar, Inc.	Morgan Stanley	(169,373)	$(234,909)	$(301,484)	$(66,855)
Shenandoah Telecommunications Co.	Morgan Stanley	(3,432)	(169,768)	(166,486)	2,354
United States Cellular Corp.	Morgan Stanley	(5,602)	(183,854)	(203,409)	(19,773)
		(184,993)	(1,041,443)	(1,177,777)	(154,030)
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(27,287)	(661,019)	(633,877)	26,350
CH Robinson Worldwide, Inc.	Morgan Stanley	(24,679)	(2,430,025)	(2,311,682)	105,463
Delta Air Lines, Inc.	Morgan Stanley	(3,410)	(147,276)	(147,517)	(415)
Hawaiian Holdings, Inc.	Morgan Stanley	(23,083)	(358,882)	(562,533)	(204,079)
JetBlue Airways Corp.	Morgan Stanley	(24,206)	(436,003)	(406,177)	29,305
Kirby Corp.	Morgan Stanley	(3,813)	(225,194)	(231,220)	(8,578)
Landstar System, Inc.	Morgan Stanley	(3,481)	(608,098)	(550,068)	57,854
Uber Technologies, Inc.	Morgan Stanley	(66,338)	(3,320,857)	(3,324,861)	(7,986)
United Airlines Holdings, Inc.	Morgan Stanley	(2,998)	(162,904)	(156,765)	5,945
XPO Logistics, Inc.	Morgan Stanley	(1,372)	(195,434)	(191,929)	2,864
		(180,667)	(8,545,692)	(8,516,629)	6,723
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(29,815)	(471,543)	(443,647)	22,483
ALLETE, Inc.	Morgan Stanley	(12,581)	(750,054)	(880,418)	(162,725)
Ameren Corp.	Morgan Stanley	(11,006)	(891,531)	(880,920)	(5,704)
Atmos Energy Corp.	Morgan Stanley	(2,472)	(224,746)	(237,584)	(16,170)
Avangrid, Inc.	Morgan Stanley	(10,045)	(483,298)	(516,614)	(46,551)
Black Hills Corp.	Morgan Stanley	(12,489)	(809,444)	(819,653)	(24,944)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(6,659)	(271,492)	(279,278)	(9,090)
California Water Service Group	Morgan Stanley	(2,398)	(114,791)	(133,185)	(20,185)
CenterPoint Energy, Inc.	Morgan Stanley	(10,924)	(226,320)	(267,856)	(43,634)
Clearway Energy, Inc., Class A	Morgan Stanley	(12,696)	(316,735)	(320,193)	(11,700)
Consolidated Edison, Inc.	Morgan Stanley	(17,899)	(1,254,123)	(1,283,716)	(44,057)
Edison International	Morgan Stanley	(8,902)	(522,503)	(514,714)	(5,343)
Entergy Corp.	Morgan Stanley	(5,195)	(557,544)	(517,941)	26,977
Essential Utilities, Inc.	Morgan Stanley	(5,686)	(263,834)	(259,850)	(815)
Evergy, Inc.	Morgan Stanley	(18,327)	(1,115,164)	(1,107,501)	(1,958)
Eversource Energy	Morgan Stanley	(11,724)	(987,436)	(940,734)	37,225
FirstEnergy Corp.	Morgan Stanley	(29,377)	(1,059,448)	(1,093,118)	(40,832)
Fortis, Inc. (Canada)	Morgan Stanley	(4,070)	(186,465)	(180,016)	6,409
Middlesex Water Co.	Morgan Stanley	(469)	(39,547)	(38,331)	1,170
New Jersey Resources Corp.	Morgan Stanley	(4,502)	(150,143)	(178,144)	(36,731)
NiSource, Inc.	Morgan Stanley	(49,169)	(1,253,641)	(1,204,640)	47,498
Northwest Natural Holding Co.	Morgan Stanley	(10,285)	(512,340)	(540,168)	(33,381)
NorthWestern Corp.	Morgan Stanley	(7,845)	(488,841)	(472,426)	8,351
OGE Energy Corp.	Morgan Stanley	(21,821)	(742,379)	(734,277)	7,213
ONE Gas, Inc.	Morgan Stanley	(1,514)	(118,402)	(112,218)	5,094
Ormat Technologies, Inc.	Morgan Stanley	(2,598)	(246,029)	(180,639)	65,269
Otter Tail Corp.	Morgan Stanley	(2,329)	(104,488)	(113,678)	(10,227)
Pinnacle West Capital Corp.	Morgan Stanley	(9,438)	(810,424)	(773,633)	35,821
PNM Resources, Inc.	Morgan Stanley	(8,820)	(432,344)	(430,151)	772
Portland General Electric Co.	Morgan Stanley	(9,965)	(451,400)	(459,187)	(19,320)
PPL Corp.	Morgan Stanley	(24,821)	(715,646)	(694,243)	5,459

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Sempra Energy	Morgan Stanley	(10,108)	$(1,358,135)	$(1,339,108)	$3,002
SJW Group	Morgan Stanley	(3,732)	(245,971)	(236,236)	4,524
South Jersey Industries, Inc.	Morgan Stanley	(18,388)	(491,807)	(476,801)	10,064
Southwest Gas Holdings, Inc.	Morgan Stanley	(10,175)	(688,878)	(673,483)	7,775
Spire, Inc.	Morgan Stanley	(5,383)	(393,398)	(389,029)	1,597
Vistra Corp.	Morgan Stanley	(80,084)	(1,318,988)	(1,485,558)	(180,068)
WEC Energy Group, Inc.	Morgan Stanley	(8,342)	(707,096)	(742,021)	(43,634)
		(502,053)	(21,776,368)	(21,950,909)	(460,366)

Total Reference Entity — Short			(285,490,412)	(292,698,048)	(8,561,257)
Net Value of Reference Entity			$(188,912,739)	$(170,303,555)	$18,096,593

*	Includes $(512,591) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $18,096,593, which are considered Level 2 as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.9%
Automobiles & Components — 2.1%
Adient PLC (Ireland)*	5,160	$ 233,232
American Axle & Manufacturing Holdings, Inc.*	30,013	310,634
Aptiv PLC (Jersey)*	2,299	361,702
BorgWarner, Inc.	3	146
Ford Motor Co.(a)*	89,970	1,336,954
General Motors Co.(a)*	28,502	1,686,463
Gentex Corp.	8,415	278,452
Gentherm, Inc.*	539	38,296
Goodyear Tire & Rubber Co. (The)*	5,189	88,991
Harley-Davidson, Inc.	1,096	50,219
Magna International, Inc. (Canada)	2	185
Standard Motor Products, Inc.	31	1,344
Tenneco, Inc., Class A*	4,060	78,439
Visteon Corp.*	998	120,698
Winnebago Industries, Inc.	2,261	153,658
XPEL, Inc.*	18	1,510
		4,740,923
Capital Goods — 9.1%
3M Co.(a)	5,200	1,032,876
A.O. Smith Corp.	4,688	337,817
AAR Corp.*	690	26,738
Acuity Brands, Inc.	121	22,631
Advanced Drainage Systems, Inc.	1,684	196,304
AECOM*	3,206	203,004
AeroVironment, Inc.*	1,914	191,687
AGCO Corp.	22	2,868
Allegion PLC (Ireland)	331	46,108
Altra Industrial Motion Corp.	609	39,597
AMETEK, Inc.	2,454	327,609
Apogee Enterprises, Inc.	2,791	113,677
Applied Industrial Technologies, Inc.	394	35,878
Atkore, Inc.*	5,115	363,165
Barnes Group, Inc.	840	43,050
Beacon Roofing Supply, Inc.*	3,957	210,710
Boise Cascade Co.	3,475	202,766
CAE, Inc. (Canada)*	24	739
Caterpillar, Inc.	1,202	261,591
Chart Industries, Inc.*	389	56,919
Colfax Corp.*	696	31,884
Columbus McKinnon Corp.	285	13,748
Comfort Systems USA, Inc.	982	77,372
Cummins, Inc.(a)	3,230	787,506
Curtiss-Wright Corp.	982	116,622
Deere & Co.	1,333	470,162
Donaldson Co., Inc.	1,125	71,471
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Douglas Dynamics, Inc.	174	$ 7,080
Dover Corp.	1,429	215,207
Dycom Industries, Inc.*	1,214	90,479
EMCOR Group, Inc.	658	81,059
Emerson Electric Co.(a)	3,259	313,646
Enerpac Tool Group Corp.	30	799
EnerSys	1,424	139,168
EnPro Industries, Inc.	356	34,585
Flowserve Corp.	1,566	63,141
Fortive Corp.	3,007	209,708
Fortune Brands Home & Security, Inc.	360	35,860
Franklin Electric Co., Inc.	715	57,643
Generac Holdings, Inc.*	1,821	755,988
General Dynamics Corp.	1,629	306,676
Gibraltar Industries, Inc.*	250	19,078
Global Industrial Co.	3	110
Gorman-Rupp Co. (The)	4	138
Granite Construction, Inc.	4,149	172,308
Herc Holdings, Inc.*	2,504	280,623
Hillenbrand, Inc.	2,781	122,587
Honeywell International, Inc.(a)	3,074	674,282
Howmet Aerospace, Inc.(a)*	27,779	957,542
Huntington Ingalls Industries, Inc.	398	83,879
IES Holdings, Inc.*	4	206
Ingersoll Rand, Inc.*	6,667	325,416
ITT, Inc.	314	28,759
John Bean Technologies Corp.	1,160	165,439
Johnson Controls International PLC (Ireland)	6,383	438,065
Kaman Corp.	46	2,318
Lennox International, Inc.	351	123,131
Lockheed Martin Corp.(a)	2,107	797,184
Masco Corp.	5,487	323,239
Masonite International Corp. (Canada)*	353	39,462
MasTec, Inc.*	1,786	189,495
Middleby Corp. (The)*	470	81,432
MRC Global, Inc.*	4,346	40,852
Mueller Industries, Inc.	595	25,770
MYR Group, Inc.*	458	41,641
Nordson Corp.	469	102,950
Northrop Grumman Corp.(a)	3,848	1,398,479
NOW, Inc.*	10,358	98,297
nVent Electric PLC (Ireland)	274	8,560
Oshkosh Corp.	917	114,295

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Owens Corning	4,807	$ 470,605
Parker-Hannifin Corp.	1,971	605,314
Pentair PLC (Ireland)	9,188	620,098
Quanta Services, Inc.	1,199	108,593
Regal Beloit Corp.	183	24,432
Resideo Technologies, Inc.*	1,107	33,210
Rush Enterprises, Inc., Class A	135	5,837
Sensata Technologies Holding PLC (United Kingdom)*	624	36,173
Simpson Manufacturing Co., Inc.	707	78,081
SiteOne Landscape Supply, Inc.*	545	92,247
Snap-on, Inc.	2,247	502,047
SPX FLOW, Inc.	687	44,820
Standex International Corp.	25	2,373
Stanley Black & Decker, Inc.	4,261	873,462
Teledyne Technologies, Inc.*	466	195,175
Tennant Co.	184	14,692
Terex Corp.	7,124	339,245
Textron, Inc.	3,474	238,907
Toro Co. (The)	1,337	146,910
TPI Composites, Inc.*	2,575	124,682
Trane Technologies PLC (Ireland)	3,083	567,704
TriMas Corp.*	13	394
UFP Industries, Inc.	392	29,141
United Rentals, Inc.*	1,876	598,463
Univar Solutions, Inc.*	3,000	73,140
Valmont Industries, Inc.	196	46,266
Watsco, Inc.	218	62,488
Watts Water Technologies, Inc., Class A	484	70,621
Xylem, Inc.	275	32,989
		20,289,184
Commercial & Professional Services — 1.8%
ABM Industries, Inc.	7,547	334,709
ASGN, Inc.*	329	31,890
Brady Corp., Class A	159	8,910
BrightView Holdings, Inc.*	37	596
Brink's Co. (The)	767	58,936
CACI International, Inc., Class A*	142	36,227
Cimpress PLC (Ireland)*	925	100,279
Cintas Corp.	938	358,316
Clean Harbors, Inc.*	700	65,198
Copart, Inc.*	1,276	168,215
Driven Brands Holdings, Inc.*	10	309
Healthcare Services Group, Inc.	7,395	233,460
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Heidrick & Struggles International, Inc.	5	$ 223
Herman Miller, Inc.	62	2,923
HNI Corp.	1,376	60,503
IAA, Inc.*	832	45,377
ICF International, Inc.	409	35,935
IHS Markit Ltd. (Bermuda)	102	11,491
Interface, Inc.	557	8,522
Jacobs Engineering Group, Inc.	1,161	154,901
KAR Auction Services, Inc.*	206	3,615
Leidos Holdings, Inc.	2,478	250,526
ManpowerGroup, Inc.	628	74,676
Nielsen Holdings PLC (United Kingdom)	33,885	835,943
Republic Services, Inc.	4,271	469,853
Robert Half International, Inc.	1,266	112,636
Rollins, Inc.	5,163	176,575
Science Applications International Corp.	219	19,213
Steelcase, Inc., Class A	913	13,795
Tetra Tech, Inc.	229	27,947
Thomson Reuters Corp. (Canada)	2,589	257,140
TriNet Group, Inc.*	826	59,869
		4,018,708
Consumer Durables & Apparel — 2.9%
Acushnet Holdings Corp.	280	13,832
BRP, Inc., sub-voting shares (Canada)	409	32,049
Brunswick Corp.	2,057	204,918
Capri Holdings Ltd. (British Virgin Islands)*	12,824	733,405
Carter's, Inc.	794	81,917
Cavco Industries, Inc.*	398	88,432
Deckers Outdoor Corp.*	117	44,936
DR Horton, Inc.	3,306	298,763
Garmin Ltd. (Switzerland)	2,056	297,380
GoPro, Inc., Class A*	5,928	69,061
Hasbro, Inc.	518	48,961
Kontoor Brands, Inc.	5,469	308,506
La-Z-Boy, Inc.	1,695	62,783
Mattel, Inc.*	10,580	212,658
Mohawk Industries, Inc.*	2,186	420,127
Newell Brands, Inc.	4,572	125,593
NIKE, Inc., Class B(a)	4,561	704,629
Polaris, Inc.	1,745	238,995
PulteGroup, Inc.	1,850	100,955

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PVH Corp.*	1,938	$ 208,509
Skyline Champion Corp.*	4,187	223,167
Smith & Wesson Brands, Inc.	6,846	237,556
Sonos, Inc.*	7,177	252,846
Steven Madden Ltd.	4,498	196,833
Sturm Ruger & Co., Inc.	1,993	179,330
Tapestry, Inc.*	942	40,958
Tempur Sealy International, Inc.	3,722	145,865
Tupperware Brands Corp.*	6,080	144,400
Under Armour, Inc., Class C*	2,771	51,458
Whirlpool Corp.	2,246	489,673
YETI Holdings, Inc.*	1,247	114,500
		6,372,995
Consumer Services — 3.3%
Adtalem Global Education, Inc.*	7,521	268,048
Bloomin' Brands, Inc.*	20,201	548,255
Booking Holdings, Inc.*	87	190,364
Boyd Gaming Corp.*	4,679	287,712
Brinker International, Inc.*	4,331	267,872
Caesars Entertainment, Inc.*	2,682	278,258
Chegg, Inc.*	305	25,349
Darden Restaurants, Inc.	1,463	213,583
Dine Brands Global, Inc.*	4,764	425,187
Everi Holdings, Inc.*	1,473	36,737
Expedia Group, Inc.*	2,180	356,888
Golden Entertainment, Inc.*	564	25,267
Graham Holdings Co., Class B	133	84,309
Grand Canyon Education, Inc.*	1,658	149,170
International Game Technology PLC (United Kingdom)*	2,159	51,730
Jack in the Box, Inc.	1,010	112,554
Marriott International, Inc., Class A*	4,297	586,627
McDonald's Corp.(a)	1,058	244,387
MGM Resorts International	97	4,137
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	1,419	41,733
Penn National Gaming, Inc.*	5,215	398,895
Perdoceo Education Corp.*	7,864	96,491
Red Rock Resorts, Inc., Class A*	3,342	142,035
Scientific Games Corp.*	18	1,394
Service Corp. International	4,954	265,485
Starbucks Corp.	3,330	372,327
Texas Roadhouse, Inc.	3,561	342,568
Vail Resorts, Inc.*	998	315,887
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wendy's Co. (The)	1,920	$ 44,966
Yum! Brands, Inc.(a)	9,217	1,060,232
		7,238,447
Diversified Financials — 2.9%
Affiliated Managers Group, Inc.	1,368	210,959
Berkshire Hathaway, Inc., Class B(a)*	8,585	2,385,943
BlackRock, Inc.	924	808,472
Federated Hermes, Inc.	2,253	76,399
Franklin Resources, Inc.	545	17,435
Intercontinental Exchange, Inc.	5,212	618,665
Invesco Ltd. (Bermuda)	11,791	315,174
Moody's Corp.	529	191,694
Nasdaq, Inc.	3,760	661,008
S&P Global, Inc.	412	169,105
T Rowe Price Group, Inc.	4,729	936,200
		6,391,054
Energy — 4.3%
Antero Resources Corp.*	4,111	61,788
APA Corp.	8,147	176,220
Archrock, Inc.	2,840	25,304
Bonanza Creek Energy, Inc.	2,523	118,758
Cactus, Inc., Class A	675	24,786
California Resources Corp.*	25	753
Callon Petroleum Co.*	4,549	262,432
Canadian Natural Resources Ltd. (Canada)	11,542	418,744
Centennial Resource Development, Inc., Class A*	10,572	71,678
Chevron Corp.	163	17,073
Cimarex Energy Co.	4,337	314,216
ConocoPhillips	1	61
Continental Resources, Inc.	760	28,903
Crescent Point Energy Corp. (Canada)	3,627	16,430
DHT Holdings, Inc. (Marshall Islands)	19,657	127,574
EOG Resources, Inc.(a)	7,916	660,511
Extraction Oil & Gas, Inc.*	101	5,546
Exxon Mobil Corp.(a)	18,987	1,197,700
Green Plains, Inc.*	2,363	79,444
Halliburton Co.	21,009	485,728
Hess Corp.	9,130	797,232
HollyFrontier Corp.	271	8,916
Imperial Oil Ltd. (Canada)	2,005	60,952
Kinder Morgan, Inc.	31,116	567,245

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Kosmos Energy Ltd.*	80,931	$ 280,021
Magnolia Oil & Gas Corp., Class A*	5,608	87,653
Marathon Oil Corp.	20,639	281,103
Marathon Petroleum Corp.	5,087	307,356
Murphy Oil Corp.	2,697	62,786
Occidental Petroleum Corp.(a)	18,023	563,579
Oceaneering International, Inc.*	12,659	197,101
ONEOK, Inc.	2,137	118,903
Ovintiv, Inc.	11,844	372,731
PDC Energy, Inc.	3,302	151,199
SM Energy Co.	19,594	482,600
Suncor Energy, Inc. (Canada)	14,447	346,295
TC Energy Corp. (Canada)	4,813	238,340
Transocean Ltd. (Switzerland)*	14,060	63,551
Vermilion Energy, Inc. (Canada)*	8,927	78,111
Whiting Petroleum Corp.*	715	39,003
Williams Cos., Inc. (The)	1,781	47,285
World Fuel Services Corp.	7,850	249,080
		9,494,691
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	354	140,067
Kroger Co. (The)	609	23,331
Sprouts Farmers Market, Inc.*	5,856	145,522
Sysco Corp.	4,598	357,494
Walgreens Boots Alliance, Inc.	5,354	281,674
Walmart, Inc.(a)	12,934	1,823,953
		2,772,041
Food, Beverage & Tobacco — 3.5%
Altria Group, Inc.(a)	13,365	637,243
Archer-Daniels-Midland Co.	3,769	228,401
Bunge Ltd. (Bermuda)	2,527	197,485
Coca-Cola Co. (The)(a)	9,625	520,809
Conagra Brands, Inc.	5,204	189,322
Constellation Brands, Inc., Class A(a)	1,924	450,004
Darling Ingredients, Inc.*	4,027	271,822
Flowers Foods, Inc.	1,613	39,035
General Mills, Inc.	4,973	303,005
Hain Celestial Group, Inc. (The)*	2,738	109,849
Hershey Co. (The)	3,032	528,114
JM Smucker Co. (The)	2,688	348,284
John B Sanfilippo & Son, Inc.	55	4,871
Kraft Heinz Co. (The)(a)	31,001	1,264,221
Molson Coors Beverage Co., Class B*	2,155	115,702
Mondelez International, Inc., Class A	5,654	353,036
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Monster Beverage Corp.(a)*	10,305	$ 941,362
PepsiCo, Inc.	2,048	303,452
Philip Morris International, Inc.	3,467	343,614
Sanderson Farms, Inc.	683	128,383
SunOpta, Inc. (Canada)*	9,715	118,912
Tyson Foods, Inc., Class A	4,242	312,890
		7,709,816
Health Care Equipment & Services — 7.6%
Abbott Laboratories(a)	5,117	593,214
Acadia Healthcare Co., Inc.*	4,635	290,846
Alcon, Inc. (Switzerland)	31	2,178
Align Technology, Inc.*	959	585,949
Allscripts Healthcare Solutions, Inc.*	9,549	176,752
Amedisys, Inc.*	587	143,774
AmerisourceBergen Corp.	354	40,529
AngioDynamics, Inc.*	1,321	35,839
Anthem, Inc.(a)	3,281	1,252,686
Becton Dickinson and Co.	414	100,681
Bioventus, Inc., Class A*	3	53
Boston Scientific Corp.*	1,262	53,963
Cerner Corp.	2,143	167,497
Change Healthcare, Inc.*	10,050	231,552
Cigna Corp.	2,060	488,364
Community Health Systems, Inc.*	9,980	154,091
CONMED Corp.	595	81,771
Cooper Cos., Inc. (The)	545	215,967
CVS Health Corp.	3,283	273,933
Danaher Corp.(a)	4,409	1,183,199
DaVita, Inc.*	17	2,047
DENTSPLY SIRONA, Inc.	2,069	130,885
Ensign Group, Inc. (The)	2,215	191,974
Envista Holdings Corp.*	16,162	698,360
Fulgent Genetics, Inc.*	5,313	490,018
Globus Medical, Inc., Class A*	630	48,844
HCA Healthcare, Inc.	2,442	504,859
Heska Corp.*	4	919
Hologic, Inc.(a)*	8,381	559,180
ICU Medical, Inc.*	261	53,714
IDEXX Laboratories, Inc.*	1,660	1,048,373
Inogen, Inc.*	170	11,079
Integra LifeSciences Holdings Corp.*	186	12,693
Intuitive Surgical, Inc.*	618	568,337
Laboratory Corp. of America Holdings*	2,913	803,551
LHC Group, Inc.*	312	62,481
LivaNova PLC (United Kingdom)*	944	79,400

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.	2,457	$ 469,877
MEDNAX, Inc.*	7,993	240,989
Medtronic PLC (Ireland)	7,089	879,958
Meridian Bioscience, Inc.*	4,242	94,088
Merit Medical Systems, Inc.*	2,204	142,511
Molina Healthcare, Inc.*	732	185,240
Natus Medical, Inc.*	387	10,054
NextGen Healthcare, Inc.*	691	11,464
Omnicell, Inc.*	1,779	269,429
OptimizeRx Corp.*	6	371
Owens & Minor, Inc.	1,462	61,886
Patterson Cos., Inc.	5,272	160,216
Quest Diagnostics, Inc.	1,307	172,485
Quidel Corp.*	5,021	643,290
Select Medical Holdings Corp.	5,150	217,639
Shockwave Medical, Inc.*	389	73,805
SmileDirectClub, Inc.*	2,591	22,490
STAAR Surgical Co.*	226	34,465
STERIS PLC (Ireland)	82	16,917
Stryker Corp.	474	123,112
Tenet Healthcare Corp.*	3,139	210,282
Tivity Health, Inc.*	8,806	231,686
UnitedHealth Group, Inc.(a)	2,666	1,067,573
Universal Health Services, Inc., Class B	781	114,362
ViewRay, Inc.*	1,368	9,029
		16,802,770
Household & Personal Products — 0.9%
Colgate-Palmolive Co.	7,453	606,302
Estee Lauder Cos., Inc. (The), Class A	1,493	474,894
Inter Parfums, Inc.	208	14,976
Procter & Gamble Co. (The)(a)	6,381	860,988
Spectrum Brands Holdings, Inc.	1,357	115,399
		2,072,559
Materials — 5.5%
Air Products & Chemicals, Inc.	28	8,055
Alcoa Corp.*	18,963	698,597
Allegheny Technologies, Inc.*	4,499	93,804
Amcor PLC (Jersey)	7,166	82,122
Ashland Global Holdings, Inc.	1,737	151,988
Avery Dennison Corp.	883	185,642
Avient Corp.	6,220	305,775
Axalta Coating Systems Ltd. (Bermuda)*	7,002	213,491
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Balchem Corp.	280	$ 36,753
Barrick Gold Corp. (Canada)	18,292	378,279
Carpenter Technology Corp.	5,605	225,433
CF Industries Holdings, Inc.	4,071	209,453
Chemours Co. (The)	2,883	100,328
Commercial Metals Co.	3,114	95,662
Compass Minerals International, Inc.	1,523	90,253
Corteva, Inc.	4,193	185,960
Crown Holdings, Inc.	745	76,146
Domtar Corp.*	886	48,695
Dow, Inc.	7,267	459,856
DuPont de Nemours, Inc.(a)	21,511	1,665,167
Eagle Materials, Inc.	1,242	176,501
Eastman Chemical Co.	522	60,944
Ferro Corp.*	3,284	70,836
Fortuna Silver Mines, Inc. (Canada)*	10,228	56,765
Freeport-McMoRan, Inc.(a)	14,043	521,136
Greif, Inc., Class A	8	484
Hecla Mining Co.	6,679	49,692
Huntsman Corp.	1,068	28,323
IAMGOLD Corp. (Canada)*	44,459	131,154
Ingevity Corp.*	1,750	142,380
Innospec, Inc.	990	89,704
International Paper Co.	6,166	378,037
Kaiser Aluminum Corp.	78	9,632
Kinross Gold Corp. (Canada)	15,197	96,501
Kraton Corp.*	1,795	57,961
Kronos Worldwide, Inc.	151	2,162
Linde PLC (Ireland)	2,694	778,835
Louisiana-Pacific Corp.	3,141	189,371
Martin Marietta Materials, Inc.	526	185,052
Minerals Technologies, Inc.	265	20,848
Mosaic Co. (The)	18,749	598,281
Newmont Corp.	5,535	350,808
Nucor Corp.	3,652	350,336
O-I Glass, Inc.*	12,726	207,816
Olin Corp.	2,820	130,453
PPG Industries, Inc.	1,433	243,280
Pretium Resources, Inc. (Canada)*	18,553	177,367
Reliance Steel & Aluminum Co.	1,446	218,201
Sealed Air Corp.	4,108	243,399
Sensient Technologies Corp.	604	52,282
Sherwin-Williams Co. (The)(a)	1,267	345,194
Southern Copper Corp.	1,260	81,043
Trinseo SA (Luxembourg)	3,299	197,412
Vulcan Materials Co.	1,652	287,564

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Westlake Chemical Corp.	2,477	$ 223,153
Westrock Co.	798	42,470
Worthington Industries, Inc.	2,469	151,053
		12,257,889
Media & Entertainment — 7.1%
Activision Blizzard, Inc.	5,396	514,994
Alphabet, Inc., Class A(a)*	1,337	3,264,673
Altice USA, Inc., Class A*	5,864	200,197
Cargurus, Inc.*	1,528	40,079
Cars.com, Inc.*	2,280	32,672
Charter Communications, Inc., Class A(a)*	1,436	1,036,002
Comcast Corp., Class A	5,969	340,352
DISH Network Corp., Class A*	16,831	703,536
Facebook, Inc., Class A(a)*	9,260	3,219,795
Fox Corp., Class A	11,772	437,094
Gray Television, Inc.	3,596	84,146
Interpublic Group of Cos., Inc. (The)	19,808	643,562
Lions Gate Entertainment Corp., Class B (Canada)*	3,590	65,697
Madison Square Garden Sports Corp.*	859	148,238
MSG Networks, Inc., Class A*	3,528	51,438
Netflix, Inc.(a)*	3,405	1,798,555
New York Times Co. (The), Class A	2,150	93,633
News Corp., Class A	12,678	326,712
Omnicom Group, Inc.	340	27,197
Pinterest, Inc., Class A*	574	45,317
Snap, Inc., Class A*	7,584	516,774
Take-Two Interactive Software, Inc.*	2,799	495,479
TechTarget, Inc.*	924	71,601
Twitter, Inc.(a)*	18,437	1,268,650
Walt Disney Co. (The)*	659	115,832
Warner Music Group Corp., Class A	1,821	65,629
World Wrestling Entertainment, Inc., Class A	230	13,315
Yelp, Inc.*	3,286	131,309
		15,752,478
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
AbbVie, Inc.	1,390	156,570
AbCellera Biologics, Inc. (Canada)*	2,160	47,520
Agilent Technologies, Inc.	4,282	632,922
Alexion Pharmaceuticals, Inc.*	3,740	687,075
Amneal Pharmaceuticals, Inc.*	297	1,521
Amphastar Pharmaceuticals, Inc.*	187	3,770
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Atea Pharmaceuticals, Inc.*	2,379	$ 51,101
BioCryst Pharmaceuticals, Inc.*	6,257	98,923
Biogen, Inc.*	72	24,931
Bio-Rad Laboratories, Inc., Class A*	325	209,394
Blueprint Medicines Corp.*	2,159	189,906
Bruker Corp.	1,512	114,882
Cassava Sciences, Inc.*	6,851	585,349
Charles River Laboratories International, Inc.*	400	147,968
Cortexyme, Inc.*	1	53
Denali Therapeutics, Inc.*	804	63,066
Dynavax Technologies Corp.*	405	3,989
Emergent BioSolutions, Inc.*	497	31,306
FibroGen, Inc.*	468	12,463
Gilead Sciences, Inc.	4,015	276,473
Halozyme Therapeutics, Inc.*	2,682	121,790
HEXO Corp. (Canada)*	13,632	79,066
Innoviva, Inc.*	3,118	41,812
Instil Bio, Inc.*	3	58
Ironwood Pharmaceuticals, Inc.*	7,811	100,528
Johnson & Johnson(a)	6,283	1,035,061
Merck & Co., Inc.(a)	15,152	1,178,371
Organon & Co.(a)*	2,152	65,120
PerkinElmer, Inc.	6,911	1,067,128
Pfizer, Inc.(a)	53,125	2,080,375
Prestige Consumer Healthcare, Inc.*	1,604	83,568
Protagonist Therapeutics, Inc.*	389	17,458
Sage Therapeutics, Inc.*	5,337	303,195
Sundial Growers, Inc. (Canada)*	51,442	48,818
Syneos Health, Inc.*	513	45,908
Thermo Fisher Scientific, Inc.(a)	1,628	821,277
Translate Bio, Inc.*	1,326	36,518
United Therapeutics Corp.*	299	53,644
Vertex Pharmaceuticals, Inc.(a)*	5,654	1,140,016
Waters Corp.*	847	292,732
Zoetis, Inc.	2,987	556,657
		12,508,282
Retailing — 7.2%
1-800-Flowers.com, Inc., Class A*	25	797
Advance Auto Parts, Inc.	3,500	717,990
Amazon.com, Inc.(a)*	955	3,285,353
Asbury Automotive Group, Inc.*	334	57,238
At Home Group, Inc.*	828	30,503
AutoNation, Inc.*	4,720	447,503
AutoZone, Inc.*	29	43,274

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Best Buy Co., Inc.	283	$ 32,539
Buckle, Inc. (The)	4,117	204,821
Caleres, Inc.	43	1,173
Camping World Holdings, Inc., Class A	2,528	103,623
eBay, Inc.(a)	9,166	643,545
Etsy, Inc.(a)*	5,027	1,034,758
Five Below, Inc.*	216	41,746
Floor & Decor Holdings, Inc., Class A*	1,246	131,702
Foot Locker, Inc.	5,103	314,498
Gap, Inc. (The)	2,446	82,308
Genuine Parts Co.	2,383	301,378
Group 1 Automotive, Inc.	442	68,258
Guess?, Inc.	6,297	166,241
Hibbett, Inc.	465	41,678
Home Depot, Inc. (The)(a)	1,483	472,914
L Brands, Inc.(a)	13,685	986,141
Lands' End, Inc.*	421	17,282
LKQ Corp.*	11,393	560,763
Lowe's Cos., Inc.(a)	5,678	1,101,362
Macy's, Inc.*	18,849	357,377
MarineMax, Inc.*	2,803	136,618
Murphy USA, Inc.	51	6,802
Ollie's Bargain Outlet Holdings, Inc.*	2,852	239,939
O'Reilly Automotive, Inc.*	520	294,429
Overstock.com, Inc.*	2,581	237,968
Qurate Retail, Inc., Series A	26,802	350,838
RH*	77	52,283
Shoe Carnival, Inc.	731	52,332
Shutterstock, Inc.	2,887	283,417
Signet Jewelers Ltd. (Bermuda)*	8,745	706,509
Sonic Automotive, Inc., Class A	4,470	199,988
Stitch Fix, Inc., Class A*	63	3,799
Target Corp.(a)	5,113	1,236,017
Tractor Supply Co.	284	52,841
Ulta Beauty, Inc.*	423	146,261
Wayfair, Inc., Class A*	1,754	553,755
Williams-Sonoma, Inc.	230	36,719
Zumiez, Inc.*	3,078	150,791
		15,988,071
Semiconductors & Semiconductor Equipment — 6.5%
Amkor Technology, Inc.	5,520	130,658
Analog Devices, Inc.	2,742	472,063
Applied Materials, Inc.(a)	7,819	1,113,426
Axcelis Technologies, Inc.*	1,853	74,898
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Broadcom, Inc.(a)	3,149	$ 1,501,569
Brooks Automation, Inc.	1,157	110,239
Cirrus Logic, Inc.*	1,061	90,312
Ichor Holdings Ltd. (Cayman Islands)*	3,171	170,600
Intel Corp.(a)	22,544	1,265,620
KLA Corp.	2,287	741,468
Lam Research Corp.	55	35,789
MACOM Technology Solutions Holdings, Inc.*	8,840	566,467
Maxim Integrated Products, Inc.	1,422	149,822
Microchip Technology, Inc.	2,122	317,748
MKS Instruments, Inc.	2,088	371,560
NVIDIA Corp.	614	491,261
NXP Semiconductors NV (Netherlands)	7,021	1,444,360
ON Semiconductor Corp.*	3,754	143,703
Onto Innovation, Inc.*	1,408	102,840
Qorvo, Inc.(a)*	5,218	1,020,902
QUALCOMM, Inc.(a)	12,448	1,779,193
Rambus, Inc.*	3,138	74,402
Skyworks Solutions, Inc.	4,288	822,224
SMART Global Holdings, Inc. (Cayman Islands)*	2,217	105,707
Synaptics, Inc.(a)*	3,279	510,147
Texas Instruments, Inc.(a)	4,004	769,969
Ultra Clean Holdings, Inc.*	2,478	133,118
		14,510,065
Software & Services — 12.8%
Accenture PLC, Class A (Ireland)	1,865	549,783
ACI Worldwide, Inc.*	1,489	55,301
Adobe, Inc.(a)*	546	319,759
Agilysys, Inc.*	11	626
Alliance Data Systems Corp.	1,426	148,575
ANSYS, Inc.*	1,241	430,701
Automatic Data Processing, Inc.(a)	7,488	1,487,267
Broadridge Financial Solutions, Inc.	3,807	614,945
C3.ai, Inc., Class A*	3,668	229,360
Cadence Design Systems, Inc.(a)*	5,900	807,238
CDK Global, Inc.	1,165	57,889
Cerence, Inc.*	1,080	115,247
CGI, Inc. (Canada)*	1,459	132,185
Cloudera, Inc.*	18,943	300,436
CommVault Systems, Inc.*	652	50,967
Cornerstone OnDemand, Inc.*	1,254	64,681

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CSG Systems International, Inc.	1,132	$ 53,408
Digital Turbine, Inc.*	8,521	647,852
DocuSign, Inc.*	3,078	860,516
Domo, Inc., Class B*	1,222	98,774
DXC Technology Co.*	9,576	372,889
Elastic NV (Netherlands)*	1,699	247,646
Everbridge, Inc.*	621	84,506
Fair Isaac Corp.*	222	111,595
Fiserv, Inc.(a)*	10,321	1,103,212
Fortinet, Inc.*	3,837	913,935
Gartner, Inc.*	1,774	429,663
International Business Machines Corp.(a)	3,365	493,275
Intuit, Inc.(a)	1,629	798,487
J2 Global, Inc.*	394	54,195
Lightspeed POS, Inc., sub-voting shares (Canada)*	471	39,380
Mastercard, Inc., Class A	624	227,816
Maximus, Inc.	2,675	235,320
Microsoft Corp.(a)	11,843	3,208,269
Momentive Global, Inc.*	1,181	24,884
MongoDB, Inc.*	825	298,254
NortonLifeLock, Inc.(a)	18,262	497,092
Nutanix, Inc., Class A*	5,710	218,236
OneSpan, Inc.*	23	587
Open Text Corp. (Canada)	6,055	307,594
Oracle Corp.(a)	35,441	2,758,727
Palo Alto Networks, Inc.*	92	34,137
Paychex, Inc.(a)	7,609	816,446
PayPal Holdings, Inc.(a)*	5,180	1,509,866
Progress Software Corp.	837	38,711
Proofpoint, Inc.*	428	74,369
PTC, Inc.*	3,742	528,595
Sailpoint Technologies Holdings, Inc.*	1,286	65,676
salesforce.com, Inc.(a)*	2,785	680,292
SecureWorks Corp., Class A*	38	704
ServiceNow, Inc.(a)*	3,532	1,941,011
Slack Technologies, Inc., Class A*	229	10,145
SPS Commerce, Inc.*	2,141	213,779
SS&C Technologies Holdings, Inc.	3,562	256,678
Synopsys, Inc.(a)*	2,688	741,324
Teradata Corp.*	6,854	342,494
Verint Systems, Inc.*	10,083	454,441
VeriSign, Inc.*	1,579	359,522
Vertex, Inc., Class A*	289	6,341
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Visa, Inc., Class A	2,438	$ 570,053
Western Union Co. (The)	14,572	334,719
Workiva, Inc.*	554	61,677
Xperi Holding Corp.	1,420	31,581
		28,523,633
Technology Hardware & Equipment — 5.6%
3D Systems Corp.*	14,262	570,052
Apple, Inc.(a)	17,725	2,427,616
Arrow Electronics, Inc.*	890	101,309
Badger Meter, Inc.	9	883
Belden, Inc.	1,274	64,426
Benchmark Electronics, Inc.	1,007	28,659
CDW Corp.	1,251	218,487
Cisco Systems, Inc.(a)	18,757	994,121
Cognex Corp.	914	76,822
Coherent, Inc.*	1,908	504,361
Corning, Inc.	12,388	506,669
CTS Corp.	89	3,307
Diebold Nixdorf, Inc.*	28,524	366,248
EchoStar Corp., Class A*	10,469	254,292
Extreme Networks, Inc.*	6,060	67,630
F5 Networks, Inc.*	94	17,546
Hewlett Packard Enterprise Co.	33,762	492,250
HP, Inc.(a)	31,645	955,362
Keysight Technologies, Inc.*	1,370	211,542
Knowles Corp.*	3,010	59,417
Lumentum Holdings, Inc.*	787	64,558
NCR Corp.*	10,155	463,170
NetApp, Inc.	8,121	664,460
NETGEAR, Inc.*	3,177	121,743
OSI Systems, Inc.*	1,230	125,017
Plantronics, Inc.*	5,104	212,990
Plexus Corp.*	39	3,565
Rogers Corp.*	163	32,730
Sanmina Corp.*	4,445	173,177
Seagate Technology Holdings PLC (Ireland)	5,194	456,708
SYNNEX Corp.	3,301	401,930
TE Connectivity Ltd. (Switzerland)	2,576	348,301
TTM Technologies, Inc.*	12,583	179,937
Ubiquiti, Inc.	961	300,015
Vishay Intertechnology, Inc.	1,581	35,652
Vontier Corp.	10,833	352,939
Xerox Holdings Corp.	3,896	91,517
Zebra Technologies Corp., Class A*	1,056	559,141
		12,508,549

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 1.2%
AT&T, Inc.(a)	26,372	$ 758,986
BCE, Inc. (Canada)	27	1,332
Gogo, Inc.*	6,968	79,296
Iridium Communications, Inc.*	3,477	139,045
Lumen Technologies, Inc.	8,755	118,980
T-Mobile US, Inc.*	5,388	780,344
Verizon Communications, Inc.(a)	14,622	819,271
		2,697,254
Transportation — 2.1%
Alaska Air Group, Inc.*	5,209	314,155
ArcBest Corp.	2,343	136,339
Atlas Air Worldwide Holdings, Inc.*	3,087	210,256
CSX Corp.	18,908	606,569
Echo Global Logistics, Inc.*	1	31
Expeditors International of Washington, Inc.	2,824	357,518
FedEx Corp.(a)	2,867	855,312
Heartland Express, Inc.	11	188
Hub Group, Inc., Class A*	934	61,625
Norfolk Southern Corp.(a)	1,145	303,895
Old Dominion Freight Line, Inc.	1,318	334,508
Saia, Inc.*	585	122,552
Schneider National, Inc., Class B	9,794	213,215
Southwest Airlines Co.*	4,435	235,454
Union Pacific Corp.	1,436	315,820
United Parcel Service, Inc., Class B	2,898	602,697
		4,670,134
Utilities — 1.6%
AES Corp. (The)	14,743	384,350
Alliant Energy Corp.	74	4,126
American States Water Co.	18	1,432
American Water Works Co., Inc.	321	49,476
Avista Corp.	301	12,844
Dominion Energy, Inc.(a)	15,327	1,127,607
Duke Energy Corp.	4,378	432,196
Exelon Corp.(a)	21,362	946,550
MDU Resources Group, Inc.	6,556	205,465
NextEra Energy, Inc.	2,637	193,239
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.	6,865	$ 276,660
TransAlta Corp. (Canada)	194	1,936
		3,635,881
TOTAL COMMON STOCKS (Cost $164,704,843)		210,955,424
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		11,434,046
NET ASSETS - 100.0%		$222,389,470

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 27, 2024 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.2% of net assets as of June 30, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	7,129	$173,380	$322,231	$148,972
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	17,185	131,831	177,865	46,103
Aptiv PLC (Jersey)	Morgan Stanley	2,165	307,564	340,619	33,260
Ford Motor Co.	Morgan Stanley	78,964	725,450	1,173,405	448,419
General Motors Co.	Morgan Stanley	23,196	1,082,912	1,372,507	290,281
Gentex Corp.	Morgan Stanley	6,831	239,661	226,038	(13,190)
Gentherm, Inc.	Morgan Stanley	733	27,134	52,080	25,774
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	4,220	79,759	72,373	(7,322)
Harley-Davidson, Inc.	Morgan Stanley	892	42,544	40,871	(1,519)
Standard Motor Products, Inc.	Morgan Stanley	26	1,126	1,127	24
Tenneco, Inc., Class A	Morgan Stanley	3,265	42,326	63,080	20,794
Visteon Corp.	Morgan Stanley	834	67,343	100,864	34,103
Winnebago Industries, Inc.	Morgan Stanley	1,846	117,373	125,454	8,627
XPEL, Inc.		15	1,269	1,258	4
		147,301	3,039,672	4,069,772	1,034,330
Capital Goods
3M Co.	Morgan Stanley	3,883	641,643	771,280	149,075
A O Smith Corp.	Morgan Stanley	4,327	263,151	311,804	50,113
AAR Corp.	Morgan Stanley	546	10,710	21,158	10,468
Acuity Brands, Inc.	Morgan Stanley	328	28,918	61,346	32,707
Advanced Drainage Systems, Inc.	Morgan Stanley	1,371	76,411	159,817	83,954
AECOM	Morgan Stanley	2,653	86,939	167,988	81,117
AeroVironment, Inc.	Morgan Stanley	1,553	167,625	155,533	(12,377)
AGCO Corp.	Morgan Stanley	18	2,313	2,347	49
Allegion PLC (Ireland)	Morgan Stanley	271	37,510	37,750	360
Altra Industrial Motion Corp.	Morgan Stanley	502	27,135	32,640	6,036
AMETEK, Inc.	Morgan Stanley	1,394	153,923	186,099	33,510
Apogee Enterprises, Inc.	Morgan Stanley	1,140	25,423	46,432	21,711
Applied Industrial Technologies, Inc.	Morgan Stanley	369	19,591	33,601	14,559
Atkore, Inc.	Morgan Stanley	4,361	195,090	309,631	114,676
Barnes Group, Inc.	Morgan Stanley	456	16,112	23,370	7,600
Beacon Roofing Supply, Inc.	Morgan Stanley	3,223	181,537	171,625	(9,786)
Boise Cascade Co.	Morgan Stanley	2,962	180,691	172,833	(6,983)
CAE, Inc. (Canada)	Morgan Stanley	19	577	585	23
Caterpillar, Inc.	Morgan Stanley	1,017	233,605	221,330	(11,847)
Chart Industries, Inc.	Morgan Stanley	315	43,480	46,091	2,652

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Colfax Corp.	Morgan Stanley	1,866	$28,383	$85,481	$60,248
Columbus McKinnon Corp.	Morgan Stanley	231	11,337	11,143	(173)
Comfort Systems U.S.A., Inc.	Morgan Stanley	787	64,622	62,008	(2,528)
Cummins, Inc.	Morgan Stanley	2,555	578,476	622,935	51,777
Curtiss-Wright Corp.	Morgan Stanley	708	74,259	84,082	10,117
Deere & Co.	Morgan Stanley	1,104	159,329	389,392	234,672
Donaldson Co., Inc.	Morgan Stanley	915	50,100	58,130	8,829
Douglas Dynamics, Inc.	Morgan Stanley	120	5,131	4,883	(205)
Dover Corp.	Morgan Stanley	1,095	109,361	164,907	58,057
Dycom Industries, Inc.	Morgan Stanley	1,163	64,362	86,678	22,371
EMCOR Group, Inc.	Morgan Stanley	536	49,874	66,030	16,347
Emerson Electric Co.	Morgan Stanley	3,554	222,243	342,037	129,171
Enerpac Tool Group Corp.	Morgan Stanley	25	672	666	8
EnerSys	Morgan Stanley	1,155	108,502	112,878	4,633
EnPro Industries, Inc.	Morgan Stanley	298	13,572	28,951	16,382
Flowserve Corp.	Morgan Stanley	1,324	28,495	53,384	26,420
Fortive Corp.	Morgan Stanley	2,445	146,998	170,514	24,134
Fortune Brands Home & Security, Inc.	Morgan Stanley	386	15,824	38,449	31,633
Franklin Electric Co., Inc.	Morgan Stanley	568	27,724	45,792	18,474
Generac Holdings, Inc.	Morgan Stanley	1,501	455,695	623,140	172,013
General Dynamics Corp.	Morgan Stanley	1,350	202,042	254,151	53,840
Gibraltar Industries, Inc.	Morgan Stanley	205	8,562	15,644	7,224
Global Industrial Co.	Morgan Stanley	1,697	37,363	62,297	25,499
Gorman-Rupp Co. (The)	Morgan Stanley	4	138	138	14
Granite Construction, Inc.	Morgan Stanley	3,390	132,506	140,787	8,935
Herc Holdings, Inc.	Morgan Stanley	1,473	71,311	165,079	94,833
Hillenbrand, Inc.	Morgan Stanley	2,261	108,089	99,665	(7,878)
Honeywell International, Inc.	Morgan Stanley	3,034	495,463	665,508	178,608
Howmet Aerospace, Inc.	Morgan Stanley	23,907	363,142	824,074	465,806
Huntington Ingalls Industries, Inc.	Morgan Stanley	334	51,946	70,390	19,454
IES Holdings, Inc.	Morgan Stanley	5	259	257	12
Ingersoll Rand, Inc.	Morgan Stanley	5,453	266,377	266,161	(332)
ITT, Inc.	Morgan Stanley	270	24,305	24,729	460
John Bean Technologies Corp.	Morgan Stanley	953	108,917	135,917	27,271
Johnson Controls International PLC (Ireland)	Morgan Stanley	5,455	275,949	374,377	102,363
Kaman Corp.	Morgan Stanley	39	2,020	1,966	(39)
Lennox International, Inc.	Morgan Stanley	289	95,369	101,381	6,579
Lockheed Martin Corp.	Morgan Stanley	1,719	607,764	650,384	54,014
Masco Corp.	Morgan Stanley	4,486	182,268	264,270	87,914
Masonite International Corp. (Canada)	Morgan Stanley	290	32,518	32,419	(67)
MasTec, Inc.	Morgan Stanley	1,456	138,906	154,482	15,676
Middleby Corp. (The)	Morgan Stanley	383	56,301	66,359	10,589
MRC Global, Inc.	Morgan Stanley	4,573	52,676	42,986	(9,717)
Mueller Industries, Inc.	Morgan Stanley	480	12,231	20,789	8,866
MYR Group, Inc.	Morgan Stanley	358	28,958	32,549	3,623
Nordson Corp.	Morgan Stanley	388	77,582	85,170	7,808
Northrop Grumman Corp.	Morgan Stanley	3,142	1,103,582	1,141,897	44,586
NOW, Inc.	Morgan Stanley	9,188	58,027	87,194	29,217
nVent Electric PLC (Ireland)	Morgan Stanley	229	7,010	7,154	163

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Oshkosh Corp.	Morgan Stanley	749	$96,479	$93,355	$(3,050)
Owens Corning	Morgan Stanley	3,987	349,352	390,327	41,926
Parker-Hannifin Corp.	Morgan Stanley	1,547	391,968	475,099	86,063
Pentair PLC (Ireland)	Morgan Stanley	7,496	349,503	505,905	161,400
Quanta Services, Inc.	Morgan Stanley	984	53,274	89,121	36,094
Regal Beloit Corp.	Morgan Stanley	154	18,503	20,561	2,231
Resideo Technologies, Inc.	Morgan Stanley	902	26,710	27,060	380
Rush Enterprises, Inc., Class A	Morgan Stanley	106	4,513	4,583	88
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	515	29,690	29,855	197
Simpson Manufacturing Co., Inc.	Morgan Stanley	579	33,946	63,945	30,841
SiteOne Landscape Supply, Inc.	Morgan Stanley	449	73,444	75,998	2,613
Snap-on, Inc.	Morgan Stanley	1,820	302,100	406,643	112,854
SPX FLOW, Inc.	Morgan Stanley	4,798	165,986	313,022	147,982
Standex International Corp.	Morgan Stanley	22	2,061	2,088	42
Stanley Black & Decker, Inc.	Morgan Stanley	3,470	643,855	711,315	71,384
Teledyne Technologies, Inc.	Morgan Stanley	380	156,863	159,155	2,403
Tennant Co.	Morgan Stanley	153	12,601	12,217	(343)
Terex Corp.	Morgan Stanley	5,805	222,412	276,434	55,077
Textron, Inc.	Morgan Stanley	2,823	189,911	194,138	4,400
Toro Co. (The)	Morgan Stanley	1,093	103,789	120,099	17,055
TPI Composites, Inc.	Morgan Stanley	2,101	89,120	101,730	16,242
Trane Technologies PLC (Ireland)	Morgan Stanley	2,527	240,666	465,322	231,177
TriMas Corp.	Morgan Stanley	13	391	394	17
UFP Industries, Inc.	Morgan Stanley	319	17,277	23,714	6,510
United Rentals, Inc.	Morgan Stanley	1,412	255,749	450,442	194,865
Univar Solutions, Inc.	Morgan Stanley	2,468	30,899	60,170	29,809
Valmont Industries, Inc.	Morgan Stanley	161	17,037	38,004	21,630
Watsco, Inc.	Morgan Stanley	179	40,108	51,309	11,987
Watts Water Technologies, Inc., Class A	Morgan Stanley	390	44,354	56,905	13,719
Xylem, Inc.	Morgan Stanley	226	21,665	27,111	5,580
		177,483	13,193,150	17,018,935	3,986,491
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	4,321	176,827	191,636	17,324
ASGN, Inc.	Morgan Stanley	267	26,018	25,880	(108)
Brady Corp., Class A	Morgan Stanley	120	6,763	6,725	(20)
BrightView Holdings, Inc.	Morgan Stanley	24	390	387	11
Brink's Co. (The)	Morgan Stanley	670	51,296	51,483	295
CACI International, Inc., Class A	Morgan Stanley	119	25,321	30,359	5,068
Cimpress PLC (Ireland)	Morgan Stanley	1,522	75,942	165,000	90,796
Cintas Corp.	Morgan Stanley	490	145,855	187,180	43,883
Clean Harbors, Inc.	Morgan Stanley	609	32,760	56,722	23,996
Copart, Inc.	Morgan Stanley	1,034	129,947	136,312	6,460
Driven Brands Holdings, Inc.	Morgan Stanley	6	184	186	16
Healthcare Services Group, Inc.	Morgan Stanley	6,242	153,984	197,060	48,668
Heidrick & Struggles International, Inc.	Morgan Stanley	3	133	134	14
Herman Miller, Inc.	Morgan Stanley	54	2,463	2,546	98
HNI Corp.	Morgan Stanley	1,113	49,410	48,939	(260)
IAA, Inc.	Morgan Stanley	680	36,665	37,087	459
ICF International, Inc.	Morgan Stanley	342	30,743	30,048	(601)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	82	$9,222	$9,238	$35
Interface, Inc.	Morgan Stanley	435	6,744	6,656	(71)
Jacobs Engineering Group, Inc.	Morgan Stanley	950	105,010	126,749	22,359
KAR Auction Services, Inc.	Morgan Stanley	166	2,933	2,913	(85)
Leidos Holdings, Inc.	Morgan Stanley	2,020	208,822	204,222	(3,831)
ManpowerGroup, Inc.	Morgan Stanley	520	35,312	61,833	28,004
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	27,802	647,619	685,875	40,153
Republic Services, Inc.	Morgan Stanley	3,471	274,642	381,845	114,566
Robert Half International, Inc.	Morgan Stanley	1,032	69,894	91,817	22,805
Rollins, Inc.	Morgan Stanley	4,286	144,752	146,581	1,991
Science Applications International Corp.	Morgan Stanley	182	12,998	15,967	4,055
Steelcase, Inc., Class A	Morgan Stanley	751	8,350	11,348	3,181
Tetra Tech, Inc.	Morgan Stanley	185	14,427	22,577	8,319
Thomson Reuters Corp. (Canada)	Morgan Stanley	2,113	176,650	209,863	35,250
TriNet Group, Inc.	Morgan Stanley	646	36,101	46,822	10,750
		62,257	2,698,177	3,191,990	523,580
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	225	11,021	11,115	114
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	336	26,567	26,329	(207)
Brunswick Corp.	Morgan Stanley	2,792	188,485	278,139	90,811
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	5,508	83,440	315,003	231,628
Carter's, Inc.	Morgan Stanley	457	35,516	47,149	11,852
Cavco Industries, Inc.	Morgan Stanley	370	63,920	82,210	19,052
Deckers Outdoor Corp.	Morgan Stanley	99	25,058	38,023	18,377
DR Horton, Inc.	Morgan Stanley	5,655	241,575	511,042	274,219
Garmin Ltd. (Switzerland)	Morgan Stanley	1,677	129,621	242,561	117,647
GoPro, Inc., Class A	Morgan Stanley	4,837	53,743	56,351	2,655
Hasbro, Inc.	Morgan Stanley	422	39,740	39,887	349
Kontoor Brands, Inc.	Morgan Stanley	4,295	86,468	242,281	161,034
La-Z-Boy, Inc.	Morgan Stanley	1,364	43,122	50,523	8,084
Mattel, Inc.	Morgan Stanley	8,635	135,986	173,563	37,675
Mohawk Industries, Inc.	Morgan Stanley	1,785	135,206	343,059	208,804
Newell Brands, Inc.	Morgan Stanley	3,725	80,907	102,326	23,416
NIKE, Inc., Class B	Morgan Stanley	3,969	454,838	613,171	162,266
Polaris, Inc.	Morgan Stanley	1,419	157,387	194,346	38,834
PulteGroup, Inc.	Morgan Stanley	1,536	45,911	83,820	38,892
PVH Corp.	Morgan Stanley	1,578	94,927	169,777	74,922
Skyline Champion Corp.	Morgan Stanley	3,427	138,640	182,659	44,119
Smith & Wesson Brands, Inc.	Morgan Stanley	5,581	89,758	193,661	105,008
Sonos, Inc.	Morgan Stanley	5,863	221,032	206,553	(14,509)
Steven Madden Ltd.	Morgan Stanley	3,662	76,732	160,249	87,519
Sturm Ruger & Co., Inc.	Morgan Stanley	1,618	104,261	145,588	44,618
Tapestry, Inc.	Morgan Stanley	769	28,818	33,436	4,727
Tempur Sealy International, Inc.	Morgan Stanley	3,020	46,298	118,354	78,320
Tupperware Brands Corp.	Morgan Stanley	4,975	81,303	118,156	36,917
Under Armour, Inc., Class C	Morgan Stanley	2,278	41,390	42,302	954
Whirlpool Corp.	Morgan Stanley	1,226	256,978	267,293	13,152
YETI Holdings, Inc.	Morgan Stanley	1,035	51,423	95,034	43,657
		84,138	3,270,071	5,183,960	1,964,906

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	6,011	$196,620	$214,232	$17,747
Bloomin' Brands, Inc.	Morgan Stanley	15,657	158,057	424,931	266,662
Booking Holdings, Inc.	Morgan Stanley	70	155,597	153,166	(2,320)
Boyd Gaming Corp.	Morgan Stanley	4,371	64,187	268,773	204,686
Brinker International, Inc.	Morgan Stanley	3,531	212,062	218,392	6,074
Caesars Entertainment, Inc.	Morgan Stanley	2,183	224,798	226,486	1,842
Chegg, Inc.	Morgan Stanley	254	18,813	21,110	2,373
Darden Restaurants, Inc.	Morgan Stanley	1,192	169,999	174,020	4,140
Dine Brands Global, Inc.	Morgan Stanley	4,217	148,821	376,367	228,690
Everi Holdings, Inc.	Morgan Stanley	1,203	21,513	30,003	8,800
Expedia Group, Inc.	Morgan Stanley	1,855	313,743	303,682	(10,061)
Golden Entertainment, Inc.	Morgan Stanley	458	20,034	20,518	511
Graham Holdings Co., Class B	Morgan Stanley	122	73,143	77,336	4,379
Grand Canyon Education, Inc.	Morgan Stanley	1,346	132,765	121,100	(11,569)
International Game Technology PLC (United Kingdom)	Morgan Stanley	1,768	43,042	42,361	(640)
Jack in the Box, Inc.	Morgan Stanley	829	73,663	92,384	19,916
Marriott International, Inc., Class A	Morgan Stanley	3,553	496,094	485,056	(10,714)
McDonald's Corp.	Morgan Stanley	879	187,764	203,040	19,687
MGM Resorts International	Morgan Stanley	80	1,291	3,412	2,145
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	1,162	16,990	34,174	17,208
Penn National Gaming, Inc.	Morgan Stanley	4,252	389,536	325,235	(64,044)
Perdoceo Education Corp.	Morgan Stanley	10,564	142,598	129,620	(12,875)
Red Rock Resorts, Inc., Class A	Morgan Stanley	2,742	94,614	116,535	21,995
Scientific Games Corp.	Morgan Stanley	18	272	1,394	1,136
Service Corp. International	Morgan Stanley	4,038	198,222	216,396	19,994
Starbucks Corp.	Morgan Stanley	2,710	303,861	303,005	(367)
Texas Roadhouse, Inc.	Morgan Stanley	2,900	286,574	278,980	(6,819)
Vail Resorts, Inc.	Morgan Stanley	811	260,103	256,698	(3,230)
Wendy's Co. (The)	Morgan Stanley	1,584	36,272	37,097	921
Yum! Brands, Inc.	Morgan Stanley	2,894	272,716	332,897	65,554
		83,254	4,713,764	5,488,400	791,821
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	1,134	180,227	174,874	(5,225)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	5,183	1,143,828	1,440,459	297,355
BlackRock, Inc.	Morgan Stanley	1,086	612,371	950,217	350,526
Federated Hermes, Inc.	Morgan Stanley	1,854	40,963	62,869	25,167
Franklin Resources, Inc.	Morgan Stanley	445	14,363	14,236	90
Intercontinental Exchange, Inc.	Morgan Stanley	4,248	476,986	504,238	31,517
Invesco Ltd. (Bermuda)	Morgan Stanley	9,696	247,100	259,174	13,564
Moody's Corp.	Morgan Stanley	437	151,264	158,356	7,276
Nasdaq, Inc.	Morgan Stanley	3,074	389,635	540,409	155,392
S&P Global, Inc.	Morgan Stanley	336	137,827	137,911	183
T Rowe Price Group, Inc.	Morgan Stanley	3,842	614,753	760,601	164,552
		31,335	4,009,317	5,003,344	1,040,397
Energy
Antero Resources Corp.	Morgan Stanley	3,671	32,743	55,175	22,466
APA Corp.	Morgan Stanley	12,411	106,046	268,450	162,565
Archrock, Inc.	Morgan Stanley	2,480	23,568	22,097	(1,108)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Bonanza Creek Energy, Inc.	Morgan Stanley	2,057	$92,895	$96,823	$4,457
Cactus, Inc., Class A	Morgan Stanley	586	12,363	21,518	9,305
California Resources Corp.	Morgan Stanley	22	650	663	27
Callon Petroleum Co.	Morgan Stanley	3,812	138,904	219,914	83,004
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	9,574	159,389	347,345	196,504
Centennial Resource Development, Inc., Class A	Morgan Stanley	8,658	56,355	58,701	2,395
Chevron Corp.	Morgan Stanley	135	9,118	14,140	5,222
Cimarex Energy Co.	Morgan Stanley	3,542	246,717	256,618	10,341
ConocoPhillips	Morgan Stanley	1	26	61	49
Continental Resources, Inc.	Morgan Stanley	622	21,968	23,655	1,714
Crescent Point Energy Corp. (Canada)	Morgan Stanley	2,792	3,838	12,648	8,849
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	16,012	84,971	103,918	21,450
EOG Resources, Inc.	Morgan Stanley	6,702	261,316	559,215	305,260
Extraction Oil & Gas, Inc.	Morgan Stanley	75	4,128	4,118	6
Exxon Mobil Corp.	Morgan Stanley	15,542	878,683	980,389	114,649
Green Plains, Inc.	Morgan Stanley	1,988	53,350	66,837	13,550
Halliburton Co.	Morgan Stanley	19,498	264,407	450,794	190,213
Hess Corp.	Morgan Stanley	7,527	610,507	657,258	48,841
HollyFrontier Corp.	Morgan Stanley	214	4,077	7,041	3,131
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,630	54,220	49,552	(4,615)
Kinder Morgan, Inc.	Morgan Stanley	25,569	433,775	466,123	37,183
Kosmos Energy Ltd.	Morgan Stanley	65,948	106,013	228,180	122,698
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	4,556	26,480	71,210	44,789
Marathon Oil Corp.	Morgan Stanley	16,856	179,236	229,579	51,128
Marathon Petroleum Corp.	Morgan Stanley	3,909	135,902	236,182	108,039
Murphy Oil Corp.	Morgan Stanley	2,513	20,643	58,503	38,718
Occidental Petroleum Corp.	Morgan Stanley	14,639	393,247	457,762	70,719
Oceaneering International, Inc.	Morgan Stanley	10,329	133,786	160,823	27,134
ONEOK, Inc.	Morgan Stanley	1,742	92,139	96,925	4,857
Ovintiv, Inc.	Morgan Stanley	9,655	252,062	303,843	52,835
PDC Energy, Inc.	Morgan Stanley	2,671	112,871	122,305	9,791
SM Energy Co.	Morgan Stanley	15,904	93,618	391,716	298,328
Suncor Energy, Inc. (Canada)	Morgan Stanley	11,778	275,249	282,319	8,439
TC Energy Corp. (Canada)	Morgan Stanley	3,922	198,034	194,217	(1,436)
Transocean Ltd. (Switzerland)	Morgan Stanley	11,618	42,400	52,513	10,231
Vermilion Energy, Inc. (Canada)	Morgan Stanley	7,191	47,870	62,921	15,094
Whiting Petroleum Corp.	Morgan Stanley	579	19,598	31,584	12,012
Williams Cos., Inc. (The)	Morgan Stanley	1,454	27,529	38,604	12,759
World Fuel Services Corp.	Morgan Stanley	6,311	171,544	200,248	31,028
		336,695	5,882,235	7,962,487	2,152,621
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	303	99,035	119,888	23,763
Kroger Co. (The)	Morgan Stanley	563	17,200	21,569	13,541
Sprouts Farmers Market, Inc.	Morgan Stanley	4,784	101,171	118,882	17,789
Sysco Corp.	Morgan Stanley	3,453	217,878	268,471	55,593
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,352	172,060	228,959	62,387
Walmart, Inc.	Morgan Stanley	10,634	1,333,889	1,499,607	187,985
		24,089	1,941,233	2,257,376	361,058

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	11,619	$468,893	$553,994	$129,170
Archer-Daniels-Midland Co.	Morgan Stanley	3,625	216,198	219,675	5,513
Bunge Ltd. (Bermuda)	Morgan Stanley	2,139	189,558	167,163	(21,722)
Coca-Cola Co. (The)	Morgan Stanley	7,845	391,631	424,493	47,568
Conagra Brands, Inc.	Morgan Stanley	3,079	107,968	112,014	6,267
Constellation Brands, Inc., Class A	Morgan Stanley	1,684	227,054	393,871	172,859
Darling Ingredients, Inc.	Morgan Stanley	3,396	239,370	229,230	(9,998)
Flowers Foods, Inc.	Morgan Stanley	1,370	30,830	33,154	2,805
General Mills, Inc.	Morgan Stanley	4,074	237,238	248,229	15,668
Hain Celestial Group, Inc. (The)	Morgan Stanley	2,242	92,582	89,949	(2,829)
Hershey Co. (The)	Morgan Stanley	2,471	414,471	430,399	18,188
J M Smucker Co. (The)	Morgan Stanley	2,199	242,319	284,924	48,982
John B Sanfilippo & Son, Inc.	Morgan Stanley	46	4,180	4,074	(90)
Kraft Heinz Co. (The)	Morgan Stanley	25,288	862,366	1,031,245	185,739
Molson Coors Beverage Co., Class B	Morgan Stanley	1,757	84,330	94,333	10,898
Mondelez International, Inc., Class A	Morgan Stanley	4,623	256,903	288,660	34,679
Monster Beverage Corp.	Morgan Stanley	8,407	697,670	767,979	70,756
PepsiCo, Inc.	Morgan Stanley	1,670	231,875	247,444	19,451
Philip Morris International, Inc.	Morgan Stanley	2,848	217,566	282,265	77,272
Sanderson Farms, Inc.	Morgan Stanley	555	90,486	104,323	14,216
SunOpta, Inc. (Canada)	Morgan Stanley	7,924	107,447	96,990	(10,377)
Tyson Foods, Inc., Class A	Morgan Stanley	3,444	208,242	254,029	51,116
		102,305	5,619,177	6,358,437	866,131
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	5,237	609,100	607,125	(153)
Acadia Healthcare Co., Inc.	Morgan Stanley	4,225	255,788	265,119	9,504
Alcon, Inc. (Switzerland)		25	1,753	1,757	19
Align Technology, Inc.	Morgan Stanley	816	426,149	498,576	72,705
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	7,728	105,084	143,045	39,521
Amedisys, Inc.	Morgan Stanley	488	122,184	119,526	(2,568)
AmerisourceBergen Corp.	Morgan Stanley	387	38,084	44,308	6,584
AngioDynamics, Inc.	Morgan Stanley	1,090	26,412	29,572	3,190
Anthem, Inc.	Morgan Stanley	1,609	544,669	614,316	72,215
Becton Dickinson and Co.	Morgan Stanley	346	83,244	84,144	1,168
Bioventus, Inc., Class A	Morgan Stanley	3	53	53	14
Boston Scientific Corp.	Morgan Stanley	1,243	52,354	53,151	843
Cerner Corp.	Morgan Stanley	2,007	131,170	156,867	28,080
Change Healthcare, Inc.	Morgan Stanley	8,188	191,632	188,652	(2,847)
Cigna Corp.	Morgan Stanley	1,676	409,504	397,329	(11,511)
Community Health Systems, Inc.	Morgan Stanley	8,544	69,403	131,919	62,574
CONMED Corp.	Morgan Stanley	499	39,961	68,578	29,048
Cooper Cos., Inc. (The)	Morgan Stanley	445	170,690	176,340	5,770
CVS Health Corp.	Morgan Stanley	2,480	157,576	206,931	52,825
Danaher Corp.	Morgan Stanley	3,483	730,587	934,698	208,162
DaVita, Inc.	Morgan Stanley	7	589	843	268
DENTSPLY SIRONA, Inc.	Morgan Stanley	1,812	101,154	114,627	13,912
Ensign Group, Inc. (The)	Morgan Stanley	1,740	122,737	150,806	28,384
Envista Holdings Corp.	Morgan Stanley	13,157	538,751	568,514	30,111
Fulgent Genetics, Inc.	Morgan Stanley	4,341	331,678	400,370	68,879

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Globus Medical, Inc., Class A	Morgan Stanley	516	$36,863	$40,005	$3,342
HCA Healthcare, Inc.	Morgan Stanley	2,062	301,021	426,298	127,283
Heska Corp.	Morgan Stanley	4	911	919	(146)
Hologic, Inc.	Morgan Stanley	6,837	343,331	456,165	114,636
ICU Medical, Inc.	Morgan Stanley	210	42,772	43,218	486
IDEXX Laboratories, Inc.	Morgan Stanley	1,354	570,685	855,119	285,969
Inogen, Inc.	Morgan Stanley	138	9,219	8,993	(206)
Integra LifeSciences Holdings Corp.	Morgan Stanley	153	10,540	10,441	(79)
Intuitive Surgical, Inc.	Morgan Stanley	503	434,346	462,579	28,516
Laboratory Corp. of America Holdings	Morgan Stanley	2,375	515,877	655,144	140,037
LHC Group, Inc.	Morgan Stanley	251	48,571	50,265	1,742
LivaNova PLC (United Kingdom)	Morgan Stanley	760	62,164	63,924	1,812
McKesson Corp.	Morgan Stanley	2,020	348,550	386,305	39,907
MEDNAX, Inc.	Morgan Stanley	6,492	150,005	195,734	45,836
Medtronic PLC (Ireland)	Morgan Stanley	5,815	556,785	721,816	180,547
Meridian Bioscience, Inc.	Morgan Stanley	3,462	68,985	76,787	7,851
Merit Medical Systems, Inc.	Morgan Stanley	1,787	104,391	115,547	11,233
Molina Healthcare, Inc.	Morgan Stanley	602	149,223	152,342	3,389
Natus Medical, Inc.	Morgan Stanley	299	8,255	7,768	(468)
NextGen Healthcare, Inc.	Morgan Stanley	5,449	81,229	90,399	9,258
Omnicell, Inc.	Morgan Stanley	1,476	189,946	223,540	34,890
OptimizeRx Corp.		4	244	248	18
Owens & Minor, Inc.	Morgan Stanley	1,191	31,196	50,415	19,258
Patterson Cos., Inc.	Morgan Stanley	4,302	63,378	130,738	75,934
Quest Diagnostics, Inc.	Morgan Stanley	1,079	129,571	142,396	14,365
Quidel Corp.	Morgan Stanley	4,102	487,567	525,548	34,655
Select Medical Holdings Corp.	Morgan Stanley	4,362	63,839	184,338	122,741
Shockwave Medical, Inc.	Morgan Stanley	317	61,543	60,144	(1,347)
SmileDirectClub, Inc.	Morgan Stanley	2,111	18,348	18,323	1
STAAR Surgical Co.	Morgan Stanley	183	20,764	27,908	7,170
STERIS PLC (Ireland)	Morgan Stanley	66	9,892	13,616	5,308
Stryker Corp.	Morgan Stanley	387	71,396	100,516	30,120
Tenet Healthcare Corp.	Morgan Stanley	2,553	52,313	171,025	120,120
Tivity Health, Inc.	Morgan Stanley	7,183	80,204	188,985	109,428
UnitedHealth Group, Inc.	Morgan Stanley	2,177	744,166	871,758	133,027
Universal Health Services, Inc., Class B	Morgan Stanley	632	57,602	92,544	36,002
ViewRay, Inc.	Morgan Stanley	1,154	7,049	7,616	585
West Pharmaceutical Services, Inc.	Morgan Stanley	2	459	718	274
		145,946	11,193,506	13,587,310	2,460,191
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	9,268	644,569	753,952	127,455
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,420	300,663	451,674	154,030
Inter Parfums, Inc.	Morgan Stanley	168	12,505	12,096	(356)
Procter & Gamble Co. (The)	Morgan Stanley	5,377	633,702	725,519	104,830
Spectrum Brands Holdings, Inc.	Morgan Stanley	1,099	89,995	93,459	4,198
		17,332	1,681,434	2,036,700	390,157
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	24	6,909	6,904	30

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Alcoa Corp.	Morgan Stanley	15,565	$577,221	$573,415	$(3,434)
Allegheny Technologies, Inc.	Morgan Stanley	3,675	25,012	76,624	51,874
Amcor PLC (Jersey)	Morgan Stanley	6,424	68,084	73,619	9,195
Ashland Global Holdings, Inc.	Morgan Stanley	1,461	125,588	127,837	3,038
Avery Dennison Corp.	Morgan Stanley	721	153,345	151,583	(1,342)
Avient Corp.	Morgan Stanley	6,278	124,060	308,626	193,285
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	5,795	182,688	176,690	(5,871)
Balchem Corp.	Morgan Stanley	226	27,712	29,665	1,984
Barrick Gold Corp. (Canada)	Morgan Stanley	14,908	320,444	308,297	(11,069)
Carpenter Technology Corp.	Morgan Stanley	4,210	86,020	169,326	86,488
CF Industries Holdings, Inc.	Morgan Stanley	3,401	87,357	174,981	91,605
Chemours Co. (The)	Morgan Stanley	5,369	45,158	186,841	150,193
Commercial Metals Co.	Morgan Stanley	2,443	45,465	75,049	32,440
Compass Minerals International, Inc.	Morgan Stanley	1,243	71,181	73,660	4,602
Corteva, Inc.	Morgan Stanley	3,813	177,684	169,107	(7,917)
Crown Holdings, Inc.	Morgan Stanley	607	61,101	62,041	934
Domtar Corp.	Morgan Stanley	722	38,557	39,681	1,162
Dow, Inc.	Morgan Stanley	6,029	279,096	381,515	121,829
DuPont de Nemours, Inc.	Morgan Stanley	17,670	1,411,517	1,367,835	(36,843)
Eagle Materials, Inc.	Morgan Stanley	1,007	146,928	143,105	(3,529)
Eastman Chemical Co.	Morgan Stanley	2,395	152,628	279,616	139,409
Ferro Corp.	Morgan Stanley	2,567	40,784	55,370	14,625
FMC Corp.	Morgan Stanley	2	199	216	58
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	8,334	52,740	46,254	(6,440)
Freeport-McMoRan, Inc.	Morgan Stanley	11,511	173,834	427,173	255,909
Greif, Inc., Class A	Morgan Stanley	7	423	424	95
Hecla Mining Co.	Morgan Stanley	6,051	32,892	45,019	12,293
Huntsman Corp.	Morgan Stanley	889	24,908	23,576	(1,180)
IAMGOLD Corp. (Canada)	Morgan Stanley	36,019	117,736	106,256	(11,393)
Ingevity Corp.	Morgan Stanley	1,439	68,160	117,077	48,973
Innospec, Inc.	Morgan Stanley	456	43,462	41,318	(1,964)
International Paper Co.	Morgan Stanley	5,033	259,512	308,573	53,631
Kaiser Aluminum Corp.	Morgan Stanley	61	4,076	7,533	4,683
Kinross Gold Corp. (Canada)	Morgan Stanley	12,372	79,110	78,562	(485)
Kraton Corp.	Morgan Stanley	1,471	21,269	47,499	26,745
Kronos Worldwide, Inc.	Morgan Stanley	121	1,862	1,733	(115)
Linde PLC (Ireland)	Morgan Stanley	2,339	444,306	676,205	241,216
Louisiana-Pacific Corp.	Morgan Stanley	2,567	166,533	154,764	(11,504)
Martin Marietta Materials, Inc.	Morgan Stanley	430	116,834	151,278	35,321
Minerals Technologies, Inc.	Morgan Stanley	385	18,023	30,288	12,389
Mosaic Co. (The)	Morgan Stanley	15,483	443,171	494,063	50,715
Newmont Corp.	Morgan Stanley	4,516	274,514	286,224	14,184
Nucor Corp.	Morgan Stanley	2,975	171,660	285,392	117,333
O-I Glass, Inc.	Morgan Stanley	10,351	157,464	169,032	11,680
Olin Corp.	Morgan Stanley	2,303	104,027	106,537	2,589
PPG Industries, Inc.	Morgan Stanley	1,177	157,546	199,819	44,841
Pretium Resources, Inc. (Canada)	Morgan Stanley	15,056	175,924	143,935	(31,962)
Reliance Steel & Aluminum Co.	Morgan Stanley	1,180	151,985	178,062	27,425
Sealed Air Corp.	Morgan Stanley	3,374	119,941	199,909	82,209

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Sensient Technologies Corp.	Morgan Stanley	491	$21,947	$42,501	$21,479
Sherwin-Williams Co. (The)	Morgan Stanley	1,079	242,619	293,974	53,023
Southern Copper Corp.	Morgan Stanley	1,037	50,800	66,700	17,450
Trinseo S.A. (Luxembourg)	Morgan Stanley	2,680	165,096	160,371	(4,522)
Vulcan Materials Co.	Morgan Stanley	1,344	243,100	233,950	(9,149)
Westlake Chemical Corp.	Morgan Stanley	2,022	203,835	182,162	(21,129)
Westrock Co.	Morgan Stanley	650	34,856	34,593	(228)
Worthington Industries, Inc.	Morgan Stanley	2,017	94,012	123,400	31,072
		263,775	8,692,915	10,475,759	1,897,930
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	4,152	336,297	396,267	61,783
Alphabet, Inc., Class A	Morgan Stanley	1,013	1,328,538	2,473,533	1,145,834
Altice U.S.A., Inc., Class A	Morgan Stanley	5,004	171,454	170,837	(497)
Cargurus, Inc.	Morgan Stanley	1,453	35,392	38,112	2,826
Cars.com, Inc.	Morgan Stanley	1,849	26,206	26,496	320
Charter Communications, Inc., Class A	Morgan Stanley	654	408,567	471,828	63,528
Comcast Corp., Class A	Morgan Stanley	4,869	267,473	277,630	10,338
DISH Network Corp., Class A	Morgan Stanley	13,750	406,306	574,750	169,890
Facebook, Inc., Class A	Morgan Stanley	7,668	1,418,038	2,666,240	1,255,750
Fox Corp., Class A	Morgan Stanley	9,972	263,217	370,260	111,379
Gray Television, Inc.	Morgan Stanley	2,962	51,465	69,311	18,370
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	16,185	388,432	525,851	150,349
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	2,918	30,881	53,399	23,070
Madison Square Garden Sports Corp.	Morgan Stanley	704	122,821	121,489	(1,241)
MSG Networks, Inc., Class A	Morgan Stanley	5,851	95,066	85,308	(9,746)
Netflix, Inc.	Morgan Stanley	2,623	1,257,389	1,385,495	134,552
New York Times Co. (The), Class A	Morgan Stanley	1,759	72,879	76,604	4,149
News Corp., Class A	Morgan Stanley	10,390	113,459	267,750	156,303
Omnicom Group, Inc.	Morgan Stanley	280	22,214	22,397	211
Pinterest, Inc., Class A	Morgan Stanley	468	17,046	36,949	19,927
Snap, Inc., Class A	Morgan Stanley	6,188	403,868	421,650	18,047
Take-Two Interactive Software, Inc.	Morgan Stanley	2,279	411,473	403,429	(7,775)
TechTarget, Inc.	Morgan Stanley	774	54,308	59,977	5,864
Twitter, Inc.	Morgan Stanley	15,110	474,773	1,039,719	565,255
Walt Disney Co. (The)	Morgan Stanley	537	94,019	94,388	441
Warner Music Group Corp., Class A	Morgan Stanley	1,493	48,704	53,808	5,568
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	189	10,996	10,941	(34)
Yelp, Inc.	Morgan Stanley	2,684	104,550	107,253	2,781
		123,778	8,435,831	12,301,671	3,907,242
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	2,431	257,892	273,828	18,909
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	1,784	39,080	39,248	206
Agilent Technologies, Inc.	Morgan Stanley	1,195	126,400	176,633	50,856
Alexion Pharmaceuticals, Inc.	Morgan Stanley	3,244	509,370	595,955	86,915
Amneal Pharmaceuticals, Inc.	Morgan Stanley	273	1,438	1,398	(25)
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	166	3,277	3,347	85
Atea Pharmaceuticals, Inc.	Morgan Stanley	1,976	45,993	42,444	(3,506)
BioCryst Pharmaceuticals, Inc.	Morgan Stanley	5,258	86,150	83,129	(3,140)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Biogen, Inc.	Morgan Stanley	59	$20,417	$20,430	$14,624
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	248	136,517	159,784	25,867
Blueprint Medicines Corp.	Morgan Stanley	1,798	157,431	158,152	307
Bruker Corp.	Morgan Stanley	1,241	86,558	94,291	7,838
Cassava Sciences, Inc.	Morgan Stanley	5,579	416,318	476,670	60,624
Charles River Laboratories International, Inc.	Morgan Stanley	324	112,826	119,854	7,112
Cortexyme, Inc.	Morgan Stanley	4	222	212	4
Denali Therapeutics, Inc.	Morgan Stanley	668	34,883	52,398	20,598
Dynavax Technologies Corp.	Morgan Stanley	331	3,267	3,260	9
Emergent BioSolutions, Inc.	Morgan Stanley	413	24,530	26,015	1,601
FibroGen, Inc.	Morgan Stanley	377	10,401	10,040	(341)
Gilead Sciences, Inc.	Morgan Stanley	3,690	235,645	254,093	22,944
Halozyme Therapeutics, Inc.	Morgan Stanley	2,189	89,409	99,402	10,853
HEXO Corp. (Canada)	Morgan Stanley	11,067	72,643	64,189	(8,748)
Innoviva, Inc.	Morgan Stanley	5,429	57,922	72,803	15,608
Instil Bio, Inc.	Morgan Stanley	1	19	19	14
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	6,373	72,819	82,021	9,539
Johnson & Johnson	Morgan Stanley	5,124	783,173	844,128	82,595
Merck & Co., Inc.	Morgan Stanley	12,555	916,130	976,402	80,411
Organon & Co.	Morgan Stanley	1,738	54,516	52,592	(1,876)
PerkinElmer, Inc.	Morgan Stanley	5,642	616,789	871,181	263,624
Pfizer, Inc.	Morgan Stanley	44,686	1,548,839	1,749,904	228,422
Prestige Consumer Healthcare, Inc.	Morgan Stanley	1,313	47,029	68,407	21,903
Protagonist Therapeutics, Inc.	Morgan Stanley	319	13,670	14,317	669
Sage Therapeutics, Inc.	Morgan Stanley	4,360	313,136	247,692	(65,236)
Sundial Growers, Inc. (Canada)	Morgan Stanley	41,871	38,146	39,736	1,627
Syneos Health, Inc.	Morgan Stanley	425	35,300	38,033	3,059
Thermo Fisher Scientific, Inc.	Morgan Stanley	1,270	548,519	640,677	93,311
Translate Bio, Inc.	Morgan Stanley	1,099	19,013	30,266	11,997
United Therapeutics Corp.	Morgan Stanley	248	43,280	44,494	1,255
Vertex Pharmaceuticals, Inc.	Morgan Stanley	4,604	895,014	928,305	30,903
Waters Corp.	Morgan Stanley	691	180,757	238,817	58,186
Zoetis, Inc.	Morgan Stanley	2,437	389,888	454,159	65,662
		184,500	9,044,626	10,148,725	1,215,265
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	20	655	637	(3)
Advance Auto Parts, Inc.	Morgan Stanley	2,850	466,584	584,649	121,614
Amazon.com, Inc.	Morgan Stanley	712	1,854,672	2,449,394	595,887
Asbury Automotive Group, Inc.	Morgan Stanley	268	19,812	45,927	26,142
At Home Group, Inc.	Morgan Stanley	678	24,896	24,978	107
AutoNation, Inc.	Morgan Stanley	2,169	101,238	205,643	104,482
AutoZone, Inc.	Morgan Stanley	28	31,685	41,782	10,131
Best Buy Co., Inc.	Morgan Stanley	1,154	61,547	132,687	74,705
Buckle, Inc. (The)	Morgan Stanley	3,351	69,524	166,712	107,064
Caleres, Inc.	Morgan Stanley	37	1,014	1,010	10
Camping World Holdings, Inc., Class A	Morgan Stanley	2,081	63,744	85,300	23,812
eBay, Inc.	Morgan Stanley	9,153	294,454	642,632	442,358
Etsy, Inc.	Morgan Stanley	3,270	465,602	673,097	207,798
Five Below, Inc.	Morgan Stanley	177	34,665	34,209	(421)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	1,032	$101,138	$109,082	$8,512
Foot Locker, Inc.	Morgan Stanley	3,595	106,896	221,560	116,542
Gap, Inc. (The)	Morgan Stanley	2,017	33,127	67,872	35,268
Genuine Parts Co.	Morgan Stanley	1,917	193,506	242,443	55,930
Group 1 Automotive, Inc.	Morgan Stanley	362	53,564	55,904	2,594
Guess?, Inc.	Morgan Stanley	5,174	54,693	136,594	84,305
Hibbett, Inc.	Morgan Stanley	378	31,056	33,880	2,857
Home Depot, Inc. (The)	Morgan Stanley	1,485	245,988	473,552	236,253
L Brands, Inc.	Morgan Stanley	11,201	322,890	807,144	504,924
Lands' End, Inc.	Morgan Stanley	339	11,458	13,916	2,478
LKQ Corp.	Morgan Stanley	5,326	192,015	262,146	70,264
Lowe's Cos., Inc.	Morgan Stanley	4,905	554,375	951,423	408,556
Macy's, Inc.	Morgan Stanley	15,545	91,436	294,733	203,368
MarineMax, Inc.	Morgan Stanley	2,296	130,400	111,907	(18,398)
Murphy U.S.A., Inc.	Morgan Stanley	41	4,702	5,468	813
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	2,318	197,345	195,013	(2,196)
O'Reilly Automotive, Inc.	Morgan Stanley	425	192,422	240,639	48,493
Overstock.com, Inc.	Morgan Stanley	2,104	150,375	193,989	50,167
Qurate Retail, Inc., Series A	Morgan Stanley	21,924	185,548	286,985	126,501
RH	Morgan Stanley	60	40,560	40,740	218
Shoe Carnival, Inc.	Morgan Stanley	595	20,633	42,596	22,153
Shutterstock, Inc.	Morgan Stanley	2,364	162,436	232,074	70,430
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	7,187	50,788	580,638	548,985
Sonic Automotive, Inc., Class A	Morgan Stanley	3,633	98,074	162,540	67,163
Stitch Fix, Inc., Class A	Morgan Stanley	51	3,119	3,075	(28)
Target Corp.	Morgan Stanley	4,226	849,391	1,021,593	180,351
Tractor Supply Co.	Morgan Stanley	236	42,732	43,910	1,476
Ulta Beauty, Inc.	Morgan Stanley	347	116,909	119,982	3,159
Wayfair, Inc., Class A	Morgan Stanley	1,432	439,368	452,097	13,015
Williams-Sonoma, Inc.	Morgan Stanley	193	32,552	30,812	(1,706)
Zumiez, Inc.	Morgan Stanley	2,517	71,044	123,308	52,802
		131,173	8,270,632	12,646,272	4,608,935
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	4,205	48,185	99,532	54,700
Analog Devices, Inc.	Morgan Stanley	2,354	374,876	405,265	33,967
Applied Materials, Inc.	Morgan Stanley	7,981	878,632	1,136,494	289,315
Axcelis Technologies, Inc.	Morgan Stanley	751	17,575	30,355	13,241
Broadcom, Inc.	Morgan Stanley	1,605	635,198	765,328	144,355
Brooks Automation, Inc.	Morgan Stanley	1,038	96,945	98,901	2,077
Cirrus Logic, Inc.	Morgan Stanley	863	61,706	73,459	12,775
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	2,571	136,200	138,320	2,218
Intel Corp.	Morgan Stanley	18,519	1,013,601	1,039,657	35,761
KLA Corp.	Morgan Stanley	1,737	334,871	563,153	235,211
Lam Research Corp.	Morgan Stanley	44	28,327	28,631	513
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	7,167	250,701	459,261	212,154
Maxim Integrated Products, Inc.	Morgan Stanley	1,156	82,202	121,796	39,665
Microchip Technology, Inc.	Morgan Stanley	1,727	171,164	258,601	90,133
MKS Instruments, Inc.	Morgan Stanley	1,698	300,286	302,159	2,220
NVIDIA Corp.	Morgan Stanley	501	389,517	400,850	11,588

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
NXP Semiconductors N.V. (Netherlands)	Morgan Stanley	5,721	$1,115,188	$1,176,924	$67,227
ON Semiconductor Corp.	Morgan Stanley	3,060	113,050	117,137	4,530
Onto Innovation, Inc.	Morgan Stanley	1,143	70,986	83,485	12,576
Qorvo, Inc.	Morgan Stanley	3,257	545,370	637,232	92,215
QUALCOMM, Inc.	Morgan Stanley	10,147	1,383,268	1,450,311	79,647
Rambus, Inc.	Morgan Stanley	2,564	51,272	60,792	9,712
Skyworks Solutions, Inc.	Morgan Stanley	3,490	423,778	669,207	251,568
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	854	21,218	40,719	19,843
Synaptics, Inc.	Morgan Stanley	2,679	192,021	416,799	234,579
Texas Instruments, Inc.	Morgan Stanley	3,547	553,461	682,088	136,502
Ultra Clean Holdings, Inc.	Morgan Stanley	2,009	76,272	107,923	31,713
		92,388	9,365,870	11,364,379	2,120,005
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	2,735	548,374	806,251	269,078
ACI Worldwide, Inc.	Morgan Stanley	1,792	50,699	66,555	15,898
Adobe, Inc.	Morgan Stanley	860	365,315	503,650	138,575
Agilysys, Inc.	Morgan Stanley	8	446	455	22
Alliance Data Systems Corp.	Morgan Stanley	1,048	57,715	109,191	51,196
ANSYS, Inc.	Morgan Stanley	1,016	345,784	352,613	7,057
Automatic Data Processing, Inc.	Morgan Stanley	6,308	1,042,264	1,252,895	228,795
Broadridge Financial Solutions, Inc.	Morgan Stanley	2,798	351,355	451,961	108,370
C3.ai, Inc., Class A	Morgan Stanley	2,992	180,740	187,090	6,476
Cadence Design Systems, Inc.	Morgan Stanley	4,474	420,318	612,133	192,921
CDK Global, Inc.	Morgan Stanley	670	29,612	33,292	4,034
Cerence, Inc.	Morgan Stanley	877	77,434	93,585	17,394
CGI, Inc. (Canada)	Morgan Stanley	1,144	80,698	103,646	23,045
Cloudera, Inc.	Morgan Stanley	15,411	243,836	244,418	748
CommVault Systems, Inc.	Morgan Stanley	531	35,606	41,508	6,157
Cornerstone OnDemand, Inc.	Morgan Stanley	966	36,689	49,826	13,906
CSG Systems International, Inc.	Morgan Stanley	903	41,659	42,604	1,330
Digital Turbine, Inc.	Morgan Stanley	6,942	466,453	527,800	69,091
DocuSign, Inc.	Morgan Stanley	2,509	637,585	701,441	64,266
Domo, Inc., Class B	Morgan Stanley	992	73,356	80,183	6,887
DXC Technology Co.	Morgan Stanley	7,809	307,141	304,082	(2,854)
Elastic N.V. (Netherlands)	Morgan Stanley	1,386	201,573	202,023	589
Everbridge, Inc.	Morgan Stanley	506	68,042	68,856	870
Fair Isaac Corp.	Morgan Stanley	182	87,899	91,488	3,765
Fiserv, Inc.	Morgan Stanley	8,443	843,819	902,472	59,191
Fortinet, Inc.	Morgan Stanley	3,124	337,585	744,106	407,987
Gartner, Inc.	Morgan Stanley	1,450	173,051	351,190	183,490
International Business Machines Corp.	Morgan Stanley	2,741	350,747	401,803	55,422
Intuit, Inc.	Morgan Stanley	1,326	477,242	649,965	174,257
J2 Global, Inc.	Morgan Stanley	320	39,190	44,016	5,952
Lightspeed POS, Inc., sub-voting shares (Canada)	Morgan Stanley	384	32,685	32,106	(545)
Mastercard, Inc., Class A	Morgan Stanley	509	187,185	185,831	(1,224)
Maximus, Inc.	Morgan Stanley	2,184	197,294	192,126	(4,884)
Microsoft Corp.	Morgan Stanley	5,708	1,107,910	1,546,297	453,136
Momentive Global, Inc.	Morgan Stanley	953	20,718	20,080	(611)
MongoDB, Inc.	Morgan Stanley	672	253,836	242,941	(10,723)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
NortonLifeLock, Inc.	Morgan Stanley	14,882	$281,006	$405,088	$133,004
Nutanix, Inc., Class A	Morgan Stanley	4,650	167,039	177,723	10,802
OneSpan, Inc.	Morgan Stanley	15	390	383	7
Open Text Corp. (Canada)	Morgan Stanley	4,949	211,172	251,409	43,078
Oracle Corp.	Morgan Stanley	27,771	1,701,924	2,161,695	484,225
Palo Alto Networks, Inc.	Morgan Stanley	79	27,977	29,313	1,367
Paychex, Inc.	Morgan Stanley	6,680	403,222	716,764	334,057
PayPal Holdings, Inc.	Morgan Stanley	3,909	735,677	1,139,395	405,412
Progress Software Corp.	Morgan Stanley	687	24,855	31,774	7,443
Proofpoint, Inc.	Morgan Stanley	349	60,594	60,642	99
PTC, Inc.	Morgan Stanley	2,921	207,374	412,620	205,389
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	1,247	25,698	63,684	45,014
salesforce.com, Inc.	Morgan Stanley	2,406	518,719	587,714	69,331
SecureWorks Corp., Class A	Morgan Stanley	40	790	741	(34)
ServiceNow, Inc.	Morgan Stanley	2,570	863,341	1,412,343	549,553
Slack Technologies, Inc., Class A	Morgan Stanley	188	8,388	8,328	(40)
SPS Commerce, Inc.	Morgan Stanley	836	78,546	83,475	4,954
SS&C Technologies Holdings, Inc.	Morgan Stanley	2,914	213,701	209,983	(3,308)
Synopsys, Inc.	Morgan Stanley	2,211	417,628	609,772	194,626
Teradata Corp.	Morgan Stanley	5,551	120,751	277,383	158,883
Verint Systems, Inc.	Morgan Stanley	8,233	359,202	371,061	12,096
VeriSign, Inc.	Morgan Stanley	1,290	255,243	293,720	38,649
Vertex, Inc., Class A	Morgan Stanley	210	4,538	4,607	86
Visa, Inc., Class A	Morgan Stanley	2,017	405,435	471,615	68,756
Western Union Co. (The)	Morgan Stanley	8,899	175,017	204,410	38,547
Workiva, Inc.	Morgan Stanley	460	34,953	51,212	16,294
Xperi Holding Corp.	Morgan Stanley	1,163	24,651	25,865	1,385
		199,800	17,099,686	22,303,198	5,368,739
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	11,620	355,818	464,451	108,868
Apple, Inc.	Morgan Stanley	25,606	1,793,903	3,506,998	1,738,827
Arrow Electronics, Inc.	Morgan Stanley	889	46,875	101,195	55,918
Badger Meter, Inc.	Morgan Stanley	6	356	589	252
Belden, Inc.	Morgan Stanley	691	21,427	34,944	13,701
Benchmark Electronics, Inc.	Morgan Stanley	821	24,654	23,366	(1,129)
CDW Corp.	Morgan Stanley	982	120,365	171,506	52,358
Cisco Systems, Inc.	Morgan Stanley	21,322	894,393	1,130,066	267,580
Cognex Corp.	Morgan Stanley	747	56,752	62,785	6,676
Coherent, Inc.	Morgan Stanley	1,556	407,623	411,313	3,956
Corning, Inc.	Morgan Stanley	8,058	223,776	329,572	112,911
CTS Corp.	Morgan Stanley	83	2,984	3,084	116
Diebold Nixdorf, Inc.	Morgan Stanley	7,324	40,586	94,040	53,466
EchoStar Corp., Class A	Morgan Stanley	2,393	57,485	58,126	656
Extreme Networks, Inc.	Morgan Stanley	4,914	54,904	54,840	(16)
F5 Networks, Inc.	Morgan Stanley	77	14,422	14,373	(26)
Hewlett Packard Enterprise Co.	Morgan Stanley	27,496	413,066	400,892	(8,471)
HP, Inc.	Morgan Stanley	29,054	503,101	877,140	397,119
Keysight Technologies, Inc.	Morgan Stanley	1,119	157,936	172,785	15,887
Knowles Corp.	Morgan Stanley	2,458	49,617	48,521	(1,052)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Lumentum Holdings, Inc.	Morgan Stanley	638	$44,114	$52,335	$8,838
NCR Corp.	Morgan Stanley	8,282	197,441	377,742	180,437
NetApp, Inc.	Morgan Stanley	6,619	398,397	541,567	148,668
NETGEAR, Inc.	Morgan Stanley	2,594	95,100	99,402	4,358
OSI Systems, Inc.	Morgan Stanley	269	23,441	27,341	3,929
Plantronics, Inc.	Morgan Stanley	4,140	159,589	172,762	13,214
Plexus Corp.	Morgan Stanley	31	2,827	2,834	22
Rogers Corp.	Morgan Stanley	135	25,091	27,108	2,047
Sanmina Corp.	Morgan Stanley	3,736	96,558	145,555	49,071
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	4,239	280,260	372,735	92,663
SYNNEX Corp.	Morgan Stanley	2,707	201,042	329,604	129,596
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	2,109	149,854	285,158	139,899
TTM Technologies, Inc.	Morgan Stanley	7,853	105,076	112,298	7,301
Ubiquiti, Inc.	Morgan Stanley	783	176,099	244,445	71,464
Vishay Intertechnology, Inc.	Morgan Stanley	1,289	28,974	29,067	178
Vontier Corp.	Morgan Stanley	8,818	258,328	287,290	29,336
Xerox Holdings Corp.	Morgan Stanley	3,176	76,642	74,604	(1,184)
Zebra Technologies Corp., Class A	Morgan Stanley	862	322,029	456,420	134,605
		205,496	7,880,905	11,598,853	3,832,039
Telecommunication Services
AT&T, Inc.	Morgan Stanley	15,534	441,210	447,069	32,755
BCE, Inc. (Canada)	Morgan Stanley	22	1,085	1,085	15
Gogo, Inc.	Morgan Stanley	5,630	67,592	64,069	(3,467)
Iridium Communications, Inc.	Morgan Stanley	2,835	85,098	113,372	28,905
Lumen Technologies, Inc.	Morgan Stanley	7,097	77,276	96,448	22,387
T-Mobile U.S., Inc.	Morgan Stanley	2,690	302,938	389,593	86,857
Verizon Communications, Inc.	Morgan Stanley	12,050	641,263	675,161	57,837
		45,858	1,616,462	1,786,797	225,289
Transportation
Alaska Air Group, Inc.	Morgan Stanley	4,899	193,845	295,459	101,747
ArcBest Corp.	Morgan Stanley	2,096	83,415	121,966	39,389
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	1,940	109,046	132,133	23,169
CSX Corp.	Morgan Stanley	24,361	532,132	781,501	257,875
Echo Global Logistics, Inc.	Morgan Stanley	8,228	158,224	252,929	95,357
Expeditors International of Washington, Inc.	Morgan Stanley	2,304	269,175	291,686	24,021
FedEx Corp.	Morgan Stanley	2,363	645,050	704,954	62,052
Heartland Express, Inc.	Morgan Stanley	2	35	34	14
Hub Group, Inc., Class A	Morgan Stanley	748	50,653	49,353	(1,255)
Norfolk Southern Corp.	Morgan Stanley	946	129,580	251,078	126,043
Old Dominion Freight Line, Inc.	Morgan Stanley	938	225,039	238,064	13,360
Saia, Inc.	Morgan Stanley	478	104,571	100,136	(4,356)
Schneider National, Inc., Class B	Morgan Stanley	1,412	30,014	30,739	1,832
Southwest Airlines Co.	Morgan Stanley	3,631	207,873	192,770	(14,961)
Union Pacific Corp.	Morgan Stanley	1,164	244,439	255,999	13,749
United Parcel Service, Inc., Class B	Morgan Stanley	2,376	399,182	494,137	100,690
		57,886	3,382,273	4,192,938	838,726
Utilities
AES Corp. (The)	Morgan Stanley	12,947	329,668	337,528	9,138

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Alliant Energy Corp.	Morgan Stanley	60	$3,336	$3,346	$25
American States Water Co.	Morgan Stanley	12	960	955	9
American Water Works Co., Inc.	Morgan Stanley	262	40,484	40,382	(15)
Avista Corp.	Morgan Stanley	242	10,469	10,326	(123)
Dominion Energy, Inc.	Morgan Stanley	13,137	936,394	966,489	45,350
Duke Energy Corp.	Morgan Stanley	3,702	339,123	365,461	36,327
Exelon Corp.	Morgan Stanley	15,401	595,247	682,418	104,170
MDU Resources Group, Inc.	Morgan Stanley	5,343	167,793	167,450	694
NextEra Energy, Inc.	Morgan Stanley	2,236	163,341	163,854	1,416
NRG Energy, Inc.	Morgan Stanley	4,954	166,055	199,646	36,566
TransAlta Corp. (Canada)	Morgan Stanley	132	1,256	1,317	78
		58,428	2,754,126	2,939,172	233,635

Total Reference Entity — Long			133,785,062	171,916,475	39,819,488
Short
Automobiles & Components
Dana, Inc.	Morgan Stanley	(12,913)	(315,343)	(306,813)	4,318
Dorman Products, Inc.	Morgan Stanley	(2,319)	(193,373)	(240,411)	(47,450)
Fox Factory Holding Corp.	Morgan Stanley	(2,008)	(287,645)	(312,565)	(27,661)
LCI Industries	Morgan Stanley	(2,077)	(289,899)	(272,959)	13,559
Lear Corp.	Morgan Stanley	(2,977)	(564,386)	(521,809)	39,538
Patrick Industries, Inc.	Morgan Stanley	(3,307)	(260,270)	(241,411)	15,332
Workhorse Group, Inc.	Morgan Stanley	(20,604)	(335,826)	(341,820)	(6,774)
		(46,205)	(2,246,742)	(2,237,788)	(9,138)
Capital Goods
AAON, Inc.	Morgan Stanley	(1,792)	(124,601)	(112,161)	11,765
Air Lease Corp.	Morgan Stanley	(166)	(7,011)	(6,929)	81
Alamo Group, Inc.	Morgan Stanley	(302)	(37,285)	(46,109)	(9,161)
Albany International Corp., Class A	Morgan Stanley	(676)	(58,816)	(60,340)	(1,870)
Allison Transmission Holdings, Inc.	Morgan Stanley	(3,764)	(169,783)	(149,581)	20,121
American Woodmark Corp.	Morgan Stanley	(2,105)	(176,441)	(171,957)	4,109
Arcosa, Inc.	Morgan Stanley	(2,851)	(181,738)	(167,468)	13,840
Argan, Inc.	Morgan Stanley	(2,300)	(97,375)	(109,917)	(21,422)
Armstrong World Industries, Inc.	Morgan Stanley	(2,053)	(170,389)	(220,205)	(51,044)
Axon Enterprise, Inc.	Morgan Stanley	(1,991)	(267,953)	(352,009)	(85,241)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(41,462)	(652,117)	(751,291)	(100,598)
Bloom Energy Corp., Class A	Morgan Stanley	(4,595)	(110,710)	(123,468)	(12,988)
Boeing Co. (The)	Morgan Stanley	(5,575)	(1,362,387)	(1,335,547)	23,850
BWX Technologies, Inc.	Morgan Stanley	(7,112)	(466,938)	(413,349)	51,097
CAI International, Inc.	Morgan Stanley	(194)	(10,803)	(10,864)	(71)
Carrier Global Corp.	Morgan Stanley	(649)	(31,459)	(31,541)	(138)
Construction Partners, Inc., Class A	Morgan Stanley	(8,014)	(242,498)	(251,640)	(9,663)
Cornerstone Building Brands, Inc.	Morgan Stanley	(9,113)	(162,174)	(165,674)	(3,844)
CSW Industrials, Inc.	Morgan Stanley	(420)	(55,824)	(49,753)	5,899
Energy Recovery, Inc.	Morgan Stanley	(2,216)	(46,200)	(50,480)	(4,368)
Evoqua Water Technologies Corp.	Morgan Stanley	(32,905)	(959,784)	(1,111,531)	(153,849)
Federal Signal Corp.	Morgan Stanley	(2,407)	(85,286)	(96,834)	(13,102)
Fluor Corp.	Morgan Stanley	(14,539)	(339,550)	(257,340)	87,136

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
FuelCell Energy, Inc.	Morgan Stanley	(36,543)	$(564,737)	$(325,233)	$238,273
GATX Corp.	Morgan Stanley	(4,258)	(388,377)	(376,705)	6,618
GMS, Inc.	Morgan Stanley	(343)	(16,340)	(16,512)	(194)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(3,113)	(45,582)	(45,481)	15
Greenbrier Cos., Inc. (The)	Morgan Stanley	(485)	(22,088)	(21,136)	917
Helios Technologies, Inc.	Morgan Stanley	(2,348)	(121,043)	(183,261)	(63,625)
Hexcel Corp.	Morgan Stanley	(5,834)	(329,945)	(364,042)	(35,217)
Hubbell, Inc.	Morgan Stanley	(251)	(49,065)	(46,897)	1,803
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(2,681)	(156,428)	(195,659)	(45,617)
Kennametal, Inc.	Morgan Stanley	(12,100)	(449,367)	(434,632)	5,343
Lindsay Corp.	Morgan Stanley	(553)	(91,458)	(91,400)	(270)
Lydall, Inc.	Morgan Stanley	(61)	(3,708)	(3,692)	22
Maxar Technologies, Inc.	Morgan Stanley	(1,352)	(66,382)	(53,972)	12,250
Mercury Systems, Inc.	Morgan Stanley	(9,254)	(634,819)	(613,355)	20,078
Meritor, Inc.	Morgan Stanley	(13,004)	(339,604)	(304,554)	34,433
Moog, Inc., Class A	Morgan Stanley	(1,864)	(170,196)	(156,688)	10,800
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(720)	(66,284)	(64,606)	1,605
Mueller Water Products, Inc., Class A	Morgan Stanley	(7,549)	(85,337)	(108,857)	(27,138)
Navistar International Corp.	Morgan Stanley	(8,715)	(386,704)	(387,818)	(1,952)
NV5 Global, Inc.	Morgan Stanley	(1,935)	(138,019)	(182,877)	(45,941)
Parsons Corp.	Morgan Stanley	(3,950)	(145,757)	(155,472)	(10,210)
PGT Innovations, Inc.	Morgan Stanley	(16,459)	(266,596)	(382,343)	(116,320)
Proto Labs, Inc.	Morgan Stanley	(3,488)	(669,694)	(320,198)	348,033
Raven Industries, Inc.	Morgan Stanley	(356)	(20,547)	(20,595)	(80)
REV Group, Inc.	Morgan Stanley	(6,666)	(77,526)	(104,590)	(29,106)
Rexnord Corp.	Morgan Stanley	(10,578)	(535,761)	(529,323)	4,793
Rockwell Automation, Inc.	Morgan Stanley	(1,135)	(320,895)	(324,633)	(4,432)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(8,700)	(403,943)	(410,553)	(7,556)
SPX Corp.	Morgan Stanley	(1,060)	(62,981)	(64,745)	(2,003)
Sunrun, Inc.	Morgan Stanley	(6,851)	(473,705)	(382,149)	87,650
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(6,463)	(202,828)	(218,256)	(15,861)
TransDigm Group, Inc.	Morgan Stanley	(1,038)	(694,517)	(671,887)	21,355
Trex Co., Inc.	Morgan Stanley	(8,606)	(768,163)	(879,619)	(113,135)
Welbilt, Inc.	Morgan Stanley	(24,577)	(377,318)	(568,958)	(204,694)
WESCO International, Inc.	Morgan Stanley	(1,776)	(96,057)	(182,608)	(93,680)
Westport Fuel Systems, Inc. (Canada)	Morgan Stanley	(25,173)	(197,925)	(133,669)	64,209
		(387,040)	(15,256,818)	(15,372,963)	(208,295)
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(81,719)	(743,098)	(881,748)	(146,965)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(2,592)	(223,259)	(220,787)	1,076
Casella Waste Systems, Inc., Class A	Morgan Stanley	(1,140)	(70,200)	(72,310)	(3,104)
Clarivate PLC (Jersey)	Morgan Stanley	(12,574)	(338,297)	(346,162)	(8,930)
CoStar Group, Inc.	Morgan Stanley	(17,833)	(1,545,567)	(1,476,929)	64,203
Covanta Holding Corp.	Morgan Stanley	(15,158)	(255,495)	(266,932)	(24,473)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(2,593)	(63,807)	(55,412)	8,268
Forrester Research, Inc.	Morgan Stanley	(2,257)	(78,985)	(103,371)	(24,546)
FTI Consulting, Inc.	Morgan Stanley	(2,967)	(422,019)	(405,322)	15,815
Harsco Corp.	Morgan Stanley	(8,958)	(147,989)	(182,922)	(35,376)
Insperity, Inc.	Morgan Stanley	(8,477)	(829,144)	(766,066)	41,313

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Korn Ferry	Morgan Stanley	(1,210)	$(52,453)	$(87,786)	$(36,546)
ManTech International Corp., Class A	Morgan Stanley	(2,133)	(184,012)	(184,590)	(1,565)
MSA Safety, Inc.	Morgan Stanley	(315)	(52,270)	(52,158)	(48)
Pitney Bowes, Inc.	Morgan Stanley	(30,675)	(261,467)	(269,020)	(9,147)
TransUnion	Morgan Stanley	(4,179)	(445,640)	(458,896)	(14,581)
U.S. Ecology, Inc.	Morgan Stanley	(7,986)	(494,706)	(299,635)	194,176
Upwork, Inc.	Morgan Stanley	(1,845)	(76,031)	(107,545)	(34,208)
Viad Corp.	Morgan Stanley	(3,126)	(126,084)	(155,831)	(30,012)
Waste Connections, Inc. (Canada)	Morgan Stanley	(825)	(101,431)	(98,530)	2,536
		(208,562)	(6,511,954)	(6,491,952)	(42,114)
Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(4,788)	(169,601)	(161,499)	7,741
Columbia Sportswear Co.	Morgan Stanley	(1,017)	(103,183)	(100,032)	1,960
G-III Apparel Group Ltd.	Morgan Stanley	(12,052)	(351,661)	(396,029)	(45,363)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(1,933)	(426,876)	(440,956)	(15,007)
Installed Building Products, Inc.	Morgan Stanley	(865)	(115,752)	(105,841)	9,416
Levi Strauss & Co., Class A	Morgan Stanley	(6,599)	(161,318)	(182,924)	(22,945)
Lovesac Co. (The)	Morgan Stanley	(160)	(12,632)	(12,766)	(148)
Lululemon Athletica, Inc.	Morgan Stanley	(620)	(203,891)	(226,281)	(22,826)
Malibu Boats, Inc., Class A	Morgan Stanley	(2,015)	(162,844)	(147,760)	14,878
Oxford Industries, Inc.	Morgan Stanley	(3,403)	(206,478)	(336,353)	(133,019)
Peloton Interactive, Inc., Class A	Morgan Stanley	(15,151)	(1,529,264)	(1,879,027)	(393,304)
Purple Innovation, Inc.	Morgan Stanley	(14,965)	(547,225)	(395,226)	150,807
Ralph Lauren Corp.	Morgan Stanley	(2,337)	(274,367)	(275,322)	(3,246)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(1,714)	(66,466)	(85,409)	(19,076)
VF Corp.	Morgan Stanley	(3,183)	(270,646)	(261,133)	8,286
Vista Outdoor, Inc.	Morgan Stanley	(116)	(5,360)	(5,368)	262
Vizio Holding Corp., Class A	Morgan Stanley	(275)	(7,316)	(7,428)	(114)
Vuzix Corp.	Morgan Stanley	(387)	(7,145)	(7,101)	(2,552)
Wolverine World Wide, Inc.	Morgan Stanley	(8,201)	(238,364)	(275,882)	(44,580)
		(79,781)	(4,860,389)	(5,302,337)	(508,830)
Consumer Services
Aramark	Morgan Stanley	(39,749)	(1,528,258)	(1,480,650)	37,922
Bally's Corp.	Morgan Stanley	(8,273)	(517,597)	(447,652)	68,818
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(6,251)	(1,057,156)	(919,585)	135,255
Carnival Corp. (Panama)	Morgan Stanley	(2,863)	(74,988)	(75,469)	(632)
Chipotle Mexican Grill, Inc.	Morgan Stanley	(279)	(426,288)	(432,545)	(7,182)
Churchill Downs, Inc.	Morgan Stanley	(333)	(70,932)	(66,021)	4,840
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(433)	(61,797)	(64,283)	(2,983)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	(5,516)	(246,502)	(223,950)	22,755
Denny's Corp.	Morgan Stanley	(31,134)	(453,058)	(513,400)	(61,326)
Domino's Pizza, Inc.	Morgan Stanley	(543)	(249,494)	(253,304)	(4,347)
DraftKings, Inc., Class A	Morgan Stanley	(14,911)	(765,647)	(777,907)	(13,934)
frontdoor, Inc.	Morgan Stanley	(3,772)	(201,782)	(187,921)	13,448
Hyatt Hotels Corp., Class A	Morgan Stanley	(730)	(58,095)	(56,677)	1,303
Monarch Casino & Resort, Inc.	Morgan Stanley	(3,449)	(151,729)	(228,220)	(76,969)
Planet Fitness, Inc., Class A	Morgan Stanley	(7,281)	(552,179)	(547,895)	3,080
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(2,844)	(195,366)	(183,267)	10,220

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(6,352)	$(555,082)	$(541,699)	$12,174
Shake Shack, Inc., Class A	Morgan Stanley	(4,125)	(391,734)	(441,458)	(50,573)
Strategic Education, Inc.	Morgan Stanley	(886)	(69,304)	(67,389)	1,776
Stride, Inc.	Morgan Stanley	(6,986)	(192,938)	(224,460)	(33,089)
Terminix Global Holdings, Inc.	Morgan Stanley	(971)	(49,020)	(46,326)	2,749
Wingstop, Inc.	Morgan Stanley	(664)	(104,812)	(104,666)	(72)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	(793)	(58,870)	(57,326)	1,438
Wynn Resorts Ltd.	Morgan Stanley	(770)	(66,219)	(94,171)	(28,084)
		(149,908)	(8,098,847)	(8,036,241)	36,587
Diversified Financials
SEI Investments Co.	Morgan Stanley	(1,856)	(116,555)	(115,016)	627
State Street Corp.	Morgan Stanley	(248)	(20,260)	(20,405)	(177)
		(2,104)	(136,815)	(135,421)	450
Energy
Antero Midstream Corp.	Morgan Stanley	(1,018)	(10,570)	(10,577)	(17)
Cabot Oil & Gas Corp.	Morgan Stanley	(7,472)	(155,982)	(130,461)	22,554
Cenovus Energy, Inc. (Canada)	Morgan Stanley	(127,078)	(1,082,160)	(1,217,407)	(139,062)
Cheniere Energy, Inc.	Morgan Stanley	(4,402)	(330,374)	(381,829)	(53,870)
Clean Energy Fuels Corp.	Morgan Stanley	(5,865)	(62,797)	(59,530)	3,142
CVR Energy, Inc.	Morgan Stanley	(1,713)	(31,496)	(30,765)	674
Delek U.S. Holdings, Inc.	Morgan Stanley	(11,717)	(246,456)	(253,322)	(17,283)
Denbury, Inc.	Morgan Stanley	(5,840)	(369,687)	(448,395)	(81,007)
Diamondback Energy, Inc.	Morgan Stanley	(27,747)	(2,243,055)	(2,605,166)	(371,720)
Dril-Quip, Inc.	Morgan Stanley	(5,717)	(185,886)	(193,406)	(8,047)
Enerplus Corp. (Canada)	Morgan Stanley	(17,394)	(96,641)	(125,063)	(29,215)
Gevo, Inc.	Morgan Stanley	(17,693)	(132,827)	(128,628)	3,919
Laredo Petroleum, Inc.	Morgan Stanley	(656)	(54,418)	(60,870)	(6,558)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(10,234)	(121,953)	(144,913)	(23,532)
NexTier Oilfield Solutions, Inc.	Morgan Stanley	(736)	(3,601)	(3,503)	103
Northern Oil and Gas, Inc.	Morgan Stanley	(6,199)	(121,275)	(128,753)	(7,896)
Par Pacific Holdings, Inc.	Morgan Stanley	(154)	(2,530)	(2,590)	(52)
Patterson-UTI Energy, Inc.	Morgan Stanley	(10,571)	(86,641)	(105,076)	(19,659)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(12,411)	(421,627)	(394,297)	(537)
Phillips 66	Morgan Stanley	(701)	(59,489)	(60,160)	(1,419)
Pioneer Natural Resources Co.	Morgan Stanley	(15,180)	(2,405,690)	(2,467,054)	(75,079)
RPC, Inc.	Morgan Stanley	(38,132)	(180,743)	(188,753)	(8,412)
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(16,237)	(222,609)	(124,213)	66,263
Southwestern Energy Co.	Morgan Stanley	(239,892)	(1,031,965)	(1,360,188)	(346,630)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(38,395)	(317,084)	(347,475)	(31,076)
Valaris Ltd. (Bermuda)	Morgan Stanley	(315)	(9,176)	(9,097)	72
		(623,469)	(9,986,732)	(10,981,491)	(1,124,344)
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(2,902)	(137,175)	(138,077)	(1,191)
Casey's General Stores, Inc.	Morgan Stanley	(1,021)	(204,225)	(198,727)	5,061
Chefs' Warehouse, Inc. (The)	Morgan Stanley	(5,187)	(149,836)	(165,102)	(15,583)
Grocery Outlet Holding Corp.	Morgan Stanley	(21,949)	(906,926)	(760,752)	144,189
PriceSmart, Inc.	Morgan Stanley	(1,340)	(85,777)	(121,953)	(37,764)
Rite Aid Corp.	Morgan Stanley	(10,055)	(179,041)	(163,897)	14,692

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food & Staples Retailing — (continued)
U.S. Foods Holding Corp.	Morgan Stanley	(3,423)	$(142,458)	$(131,306)	$11,921
United Natural Foods, Inc.	Morgan Stanley	(2,768)	(102,544)	(102,361)	(29)
		(48,645)	(1,907,982)	(1,782,175)	121,296
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(12,407)	(403,446)	(406,950)	(16,081)
Beyond Meat, Inc.	Morgan Stanley	(2,767)	(449,434)	(435,775)	11,313
Brown-Forman Corp., Class B	Morgan Stanley	(5,647)	(433,263)	(423,186)	8,550
Calavo Growers, Inc.	Morgan Stanley	(4,901)	(384,489)	(310,821)	64,612
Celsius Holdings, Inc.	Morgan Stanley	(5,156)	(277,581)	(392,320)	(119,783)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(6,991)	(186,664)	(229,864)	(48,130)
Freshpet, Inc.	Morgan Stanley	(1,919)	(311,862)	(312,720)	(1,532)
Hormel Foods Corp.	Morgan Stanley	(8,904)	(437,126)	(425,166)	11,248
Ingredion, Inc.	Morgan Stanley	(4,766)	(456,253)	(431,323)	21,115
J & J Snack Foods Corp.	Morgan Stanley	(1,702)	(294,653)	(296,846)	(8,681)
Lamb Weston Holdings, Inc.	Morgan Stanley	(9,552)	(778,515)	(770,464)	4,578
McCormick & Co, Inc., Non Voting Shares	Morgan Stanley	(773)	(69,979)	(68,271)	1,567
MGP Ingredients, Inc.	Morgan Stanley	(3,292)	(173,796)	(222,671)	(52,955)
Pilgrim's Pride Corp.	Morgan Stanley	(10,707)	(235,334)	(237,481)	(2,803)
Post Holdings, Inc.	Morgan Stanley	(3,566)	(414,729)	(386,804)	27,101
Primo Water Corp. (Canada)	Morgan Stanley	(3,565)	(58,697)	(59,642)	(1,256)
Simply Good Foods Co. (The)	Morgan Stanley	(394)	(14,377)	(14,385)	(26)
Universal Corp.	Morgan Stanley	(1,114)	(58,957)	(63,465)	(9,317)
Utz Brands, Inc.	Morgan Stanley	(4,737)	(110,758)	(103,219)	7,166
		(92,860)	(5,549,913)	(5,591,373)	(103,314)
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(9,564)	(327,173)	(316,186)	10,280
ABIOMED, Inc.	Morgan Stanley	(2,735)	(829,720)	(853,621)	(25,716)
AdaptHealth Corp.	Morgan Stanley	(7,427)	(194,320)	(203,574)	(9,669)
Alphatec Holdings, Inc.	Morgan Stanley	(4,138)	(61,066)	(63,394)	(2,450)
American Well Corp., Class A	Morgan Stanley	(14,512)	(204,276)	(182,561)	21,279
Avanos Medical, Inc.	Morgan Stanley	(5,569)	(206,706)	(202,545)	3,709
Axogen, Inc.	Morgan Stanley	(10,992)	(169,096)	(237,537)	(69,239)
BioLife Solutions, Inc.	Morgan Stanley	(1,829)	(66,846)	(81,409)	(14,697)
Cardinal Health, Inc.	Morgan Stanley	(8,940)	(496,593)	(510,385)	(22,590)
Cardiovascular Systems, Inc.	Morgan Stanley	(7,826)	(362,745)	(333,779)	28,180
Castle Biosciences, Inc.	Morgan Stanley	(5,583)	(370,069)	(409,401)	(40,769)
Covetrus, Inc.	Morgan Stanley	(10,713)	(357,107)	(289,251)	67,082
CryoPort, Inc.	Morgan Stanley	(3,090)	(173,499)	(194,979)	(23,329)
Dexcom, Inc.	Morgan Stanley	(1,842)	(744,241)	(786,534)	(44,891)
Edwards Lifesciences Corp.	Morgan Stanley	(4,596)	(449,061)	(476,008)	(27,964)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(2,022)	(83,234)	(72,812)	10,761
Guardant Health, Inc.	Morgan Stanley	(9,538)	(1,253,656)	(1,184,524)	64,704
Haemonetics Corp.	Morgan Stanley	(6,949)	(561,779)	(463,081)	97,473
Hanger, Inc.	Morgan Stanley	(24)	(602)	(607)	8
Health Catalyst, Inc.	Morgan Stanley	(1,171)	(56,919)	(65,002)	(8,195)
HealthEquity, Inc.	Morgan Stanley	(1,314)	(115,969)	(105,751)	10,000
Humana, Inc.	Morgan Stanley	(202)	(89,294)	(89,429)	(318)
Inovalon Holdings, Inc., Class A	Morgan Stanley	(2,708)	(88,181)	(92,289)	(4,288)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Inspire Medical Systems, Inc.	Morgan Stanley	(552)	$(96,828)	$(106,680)	$(10,051)
Insulet Corp.	Morgan Stanley	(4,334)	(1,149,648)	(1,189,726)	(45,515)
Integer Holdings Corp.	Morgan Stanley	(19)	(1,779)	(1,790)	(1)
Joint Corp. (The)	Morgan Stanley	(637)	(47,591)	(53,457)	(5,957)
Lantheus Holdings, Inc.	Morgan Stanley	(16,017)	(339,173)	(442,710)	(104,271)
LeMaitre Vascular, Inc.	Morgan Stanley	(328)	(19,913)	(20,015)	(132)
Magellan Health, Inc.	Morgan Stanley	(1,017)	(94,967)	(95,801)	(1,030)
Masimo Corp.	Morgan Stanley	(2,217)	(545,773)	(537,512)	7,072
Mesa Laboratories, Inc.	Morgan Stanley	(456)	(118,431)	(123,654)	(5,933)
Neogen Corp.	Morgan Stanley	(2,238)	(102,524)	(103,038)	(733)
Novocure Ltd. (Jersey)	Morgan Stanley	(208)	(44,542)	(46,139)	(2,001)
Oak Street Health, Inc.	Morgan Stanley	(1,567)	(87,687)	(91,779)	(4,272)
Option Care Health, Inc.	Morgan Stanley	(7,069)	(148,424)	(154,599)	(6,488)
OrthoPediatrics Corp.	Morgan Stanley	(2,786)	(141,745)	(176,019)	(35,115)
Penumbra, Inc.	Morgan Stanley	(1,600)	(419,975)	(438,496)	(19,433)
PetIQ, Inc.	Morgan Stanley	(9,910)	(312,938)	(382,526)	(71,435)
Progyny, Inc.	Morgan Stanley	(7,141)	(450,394)	(421,319)	28,007
RadNet, Inc.	Morgan Stanley	(8,940)	(130,396)	(301,189)	(172,662)
ResMed, Inc.	Morgan Stanley	(3,879)	(812,503)	(956,251)	(145,525)
SI-BONE, Inc.	Morgan Stanley	(71)	(2,199)	(2,234)	(27)
Silk Road Medical, Inc.	Morgan Stanley	(6,282)	(352,961)	(300,657)	51,541
Simulations Plus, Inc.	Morgan Stanley	(1,878)	(134,319)	(103,121)	30,830
Surgery Partners, Inc.	Morgan Stanley	(2,736)	(136,149)	(182,272)	(46,409)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(8,303)	(480,843)	(415,150)	64,728
Tactile Systems Technology, Inc.	Morgan Stanley	(3,668)	(141,964)	(190,736)	(49,071)
Teladoc Health, Inc.	Morgan Stanley	(1,291)	(207,699)	(214,680)	(7,425)
U.S. Physical Therapy, Inc.	Morgan Stanley	(2,447)	(321,819)	(283,534)	34,518
Varex Imaging Corp.	Morgan Stanley	(1,751)	(30,506)	(46,962)	(17,497)
Vocera Communications, Inc.	Morgan Stanley	(2,660)	(64,071)	(106,001)	(42,058)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(4,144)	(729,928)	(666,438)	61,481
		(229,430)	(14,929,841)	(15,369,144)	(495,503)
Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	(338)	(10,434)	(10,593)	(168)
Central Garden & Pet Co., Class A	Morgan Stanley	(4,689)	(168,050)	(226,479)	(58,786)
Church & Dwight Co., Inc.	Morgan Stanley	(888)	(79,030)	(75,675)	3,032
Clorox Co. (The)	Morgan Stanley	(212)	(38,220)	(38,141)	9
Kimberly-Clark Corp.	Morgan Stanley	(2,485)	(328,620)	(332,443)	(4,533)
Reynolds Consumer Products, Inc.	Morgan Stanley	(2,244)	(68,027)	(68,105)	(817)
WD-40 Co.	Morgan Stanley	(14)	(3,572)	(3,588)	(143)
		(10,870)	(695,953)	(755,024)	(61,406)
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(6,913)	(488,512)	(417,891)	68,935
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(17,828)	(187,762)	(136,384)	49,463
Arconic Corp.	Morgan Stanley	(4,150)	(142,470)	(147,823)	(5,935)
Ball Corp.	Morgan Stanley	(12,801)	(1,125,387)	(1,037,137)	84,197
Cabot Corp.	Morgan Stanley	(1,120)	(70,008)	(63,762)	6,038
Equinox Gold Corp. (Canada)	Morgan Stanley	(48,733)	(547,548)	(338,694)	209,316
First Majestic Silver Corp. (Canada)	Morgan Stanley	(7,479)	(127,864)	(118,243)	9,353

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
HB Fuller Co.	Morgan Stanley	(1,018)	$(64,760)	$(64,755)	$(124)
International Flavors & Fragrances, Inc.	Morgan Stanley	(16,265)	(2,305,967)	(2,429,991)	(141,241)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(6,116)	(274,205)	(235,649)	35,329
MAG Silver Corp. (Canada)	Morgan Stanley	(253)	(5,203)	(5,293)	(88)
Materion Corp.	Morgan Stanley	(1,007)	(73,233)	(75,877)	(2,902)
Methanex Corp. (Canada)	Morgan Stanley	(2,627)	(87,282)	(86,875)	(1,252)
NewMarket Corp.	Morgan Stanley	(230)	(80,450)	(74,055)	5,812
Novagold Resources, Inc. (Canada)	Morgan Stanley	(23,572)	(255,999)	(188,812)	66,637
Orla Mining Ltd. (Canada)	Morgan Stanley	(284)	(1,239)	(1,170)	80
Quaker Chemical Corp.	Morgan Stanley	(786)	(186,526)	(186,431)	(303)
Ranpak Holdings Corp.	Morgan Stanley	(270)	(6,561)	(6,758)	(198)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(2,521)	(118,764)	(123,655)	(5,193)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(8,638)	(159,598)	(151,597)	7,663
Silgan Holdings, Inc.	Morgan Stanley	(2,591)	(111,243)	(107,527)	3,123
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(678)	(6,455)	(5,919)	536
SSR Mining, Inc. (Canada)	Morgan Stanley	(4,656)	(76,522)	(72,587)	3,592
Steel Dynamics, Inc.	Morgan Stanley	(1,435)	(60,794)	(85,526)	(25,475)
Stepan Co.	Morgan Stanley	(1,074)	(139,020)	(129,170)	9,267
Summit Materials, Inc., Class A	Morgan Stanley	(6,276)	(216,832)	(218,719)	(2,404)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(18,976)	(424,304)	(437,207)	(14,501)
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(3,433)	(39,599)	(76,899)	(43,349)
U.S. Concrete, Inc.	Morgan Stanley	(2,370)	(175,740)	(174,906)	460
United States Steel Corp.	Morgan Stanley	(9,484)	(235,580)	(227,616)	7,458
Valvoline, Inc.	Morgan Stanley	(37,814)	(1,019,956)	(1,227,442)	(218,381)
Warrior Met Coal, Inc.	Morgan Stanley	(19,411)	(338,718)	(333,869)	213
Yamana Gold, Inc. (Canada)	Morgan Stanley	(297,614)	(1,328,959)	(1,255,931)	57,797
		(568,423)	(10,483,060)	(10,244,170)	163,923
Media & Entertainment
Angi, Inc.	Morgan Stanley	(49,422)	(680,911)	(668,185)	9,853
Bumble, Inc., Class A	Morgan Stanley	(2,760)	(137,704)	(158,976)	(21,562)
Cable One, Inc.	Morgan Stanley	(74)	(139,042)	(141,548)	(2,798)
Cardlytics, Inc.	Morgan Stanley	(437)	(56,222)	(55,468)	538
Cinemark Holdings, Inc.	Morgan Stanley	(17,834)	(370,465)	(391,456)	(21,795)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	(42,823)	(94,203)	(113,053)	(19,043)
EverQuote, Inc., Class A	Morgan Stanley	(1,194)	(38,835)	(39,020)	(257)
EW Scripps Co. (The), Class A	Morgan Stanley	(4,945)	(71,363)	(100,829)	(30,774)
iHeartMedia, Inc., Class A	Morgan Stanley	(11,928)	(216,191)	(321,221)	(105,688)
Live Nation Entertainment, Inc.	Morgan Stanley	(1,390)	(122,642)	(121,750)	635
Madison Square Garden Entertainment Corp.	Morgan Stanley	(3,131)	(304,434)	(262,910)	40,867
Magnite, Inc.	Morgan Stanley	(8,609)	(312,587)	(291,329)	20,410
Match Group, Inc.	Morgan Stanley	(7,423)	(1,181,020)	(1,196,959)	(18,528)
Meredith Corp.	Morgan Stanley	(7,915)	(302,646)	(343,828)	(47,181)
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(4,273)	(115,131)	(123,575)	(9,739)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(9,096)	(352,199)	(302,169)	36,962
Sirius XM Holdings, Inc.	Morgan Stanley	(129,637)	(861,479)	(847,826)	10,899
TEGNA, Inc.	Morgan Stanley	(10,655)	(197,386)	(199,888)	(5,903)
TripAdvisor, Inc.	Morgan Stanley	(9,842)	(434,555)	(396,633)	36,978
WideOpenWest, Inc.	Morgan Stanley	(7,884)	(45,334)	(163,278)	(118,029)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(3,981)	$(210,552)	$(207,689)	$2,413
Zynga, Inc., Class A	Morgan Stanley	(15,498)	(181,498)	(164,744)	16,368
		(350,751)	(6,426,399)	(6,612,334)	(225,374)
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(2,575)	(395,180)	(504,237)	(114,841)
Adaptive Biotechnologies Corp.	Morgan Stanley	(9,815)	(460,641)	(401,041)	58,595
Alector, Inc.	Morgan Stanley	(1,170)	(34,345)	(24,371)	10,419
Allogene Therapeutics, Inc.	Morgan Stanley	(1,955)	(48,199)	(50,986)	(2,880)
Allovir, Inc.	Morgan Stanley	(26)	(525)	(513)	25
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(6,135)	(519,440)	(207,608)	310,702
Arcus Biosciences, Inc.	Morgan Stanley	(1,219)	(35,679)	(33,474)	2,141
Arvinas, Inc.	Morgan Stanley	(7,405)	(361,564)	(570,185)	(212,982)
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(4,364)	(69,214)	(56,557)	12,518
Avantor, Inc.	Morgan Stanley	(18,139)	(599,154)	(644,116)	(46,269)
Axsome Therapeutics, Inc.	Morgan Stanley	(2,283)	(178,466)	(154,011)	24,450
Berkeley Lights, Inc.	Morgan Stanley	(9,896)	(488,631)	(443,440)	43,973
Bristol-Myers Squibb Co.	Morgan Stanley	(4,219)	(281,969)	(281,914)	(552)
Catalent, Inc.	Morgan Stanley	(2,558)	(303,715)	(276,571)	26,488
Codexis, Inc.	Morgan Stanley	(13,692)	(198,460)	(310,261)	(112,312)
Cytokinetics, Inc.	Morgan Stanley	(80)	(1,762)	(1,583)	189
Eli Lilly & Co.	Morgan Stanley	(5,379)	(1,244,191)	(1,234,588)	6,874
Enanta Pharmaceuticals, Inc.	Morgan Stanley	(40)	(1,797)	(1,760)	47
Endo International PLC (Ireland)	Morgan Stanley	(1,045)	(10,116)	(4,891)	5,217
Epizyme, Inc.	Morgan Stanley	(275)	(6,225)	(2,285)	5,650
Exact Sciences Corp.	Morgan Stanley	(2,195)	(240,892)	(272,860)	(32,486)
Exelixis, Inc.	Morgan Stanley	(17,613)	(407,565)	(320,909)	88,274
Global Blood Therapeutics, Inc.	Morgan Stanley	(163)	(5,380)	(5,708)	(326)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(5,545)	(524,462)	(519,234)	4,086
Immunovant, Inc.	Morgan Stanley	(497)	(5,323)	(5,253)	71
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(3,506)	(168,859)	(139,854)	28,630
Iovance Biotherapeutics, Inc.	Morgan Stanley	(674)	(25,520)	(17,537)	7,940
Keros Therapeutics, Inc.	Morgan Stanley	(17)	(720)	(722)	10
Krystal Biotech, Inc.	Morgan Stanley	(19)	(1,330)	(1,292)	49
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(23)	(3,114)	(3,017)	104
Luminex Corp.	Morgan Stanley	(17,145)	(630,309)	(630,936)	(3,626)
Medpace Holdings, Inc.	Morgan Stanley	(2,021)	(360,381)	(356,969)	2,632
Mersana Therapeutics, Inc.	Morgan Stanley	(16)	(215)	(217)	10
Mirati Therapeutics, Inc.	Morgan Stanley	(699)	(115,786)	(112,909)	2,635
NanoString Technologies, Inc.	Morgan Stanley	(3,678)	(191,092)	(238,298)	(47,614)
Neurocrine Biosciences, Inc.	Morgan Stanley	(702)	(71,116)	(68,319)	3,052
NGM Biopharmaceuticals, Inc.	Morgan Stanley	(206)	(4,210)	(4,062)	152
Ocular Therapeutix, Inc.	Morgan Stanley	(1,287)	(18,270)	(18,250)	(6)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(7,259)	(352,277)	(332,825)	15,523
Personalis, Inc.	Morgan Stanley	(9,567)	(257,343)	(242,045)	14,268
PPD, Inc.	Morgan Stanley	(2,067)	(95,633)	(95,268)	168
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(2,764)	(450,281)	(391,189)	57,992
Repligen Corp.	Morgan Stanley	(2,063)	(404,600)	(411,816)	(8,094)
Revance Therapeutics, Inc.	Morgan Stanley	(2,102)	(56,183)	(62,303)	(6,230)
Scholar Rock Holding Corp.	Morgan Stanley	(829)	(24,036)	(23,958)	38

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Seagen, Inc.	Morgan Stanley	(3,574)	$(552,744)	$(564,263)	$(12,724)
Sorrento Therapeutics, Inc.	Morgan Stanley	(4,735)	(52,411)	(45,882)	7,004
TG Therapeutics, Inc.	Morgan Stanley	(139)	(5,343)	(5,392)	(47)
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(15,671)	(317,535)	(227,543)	89,306
Travere Therapeutics, Inc.	Morgan Stanley	(304)	(4,627)	(4,435)	196
Viatris, Inc.	Morgan Stanley	(40,197)	(590,432)	(574,415)	9,936
Vir Biotechnology, Inc.	Morgan Stanley	(298)	(13,924)	(14,089)	(182)
Xencor, Inc.	Morgan Stanley	(191)	(6,832)	(6,588)	244
Zentalis Pharmaceuticals, Inc.	Morgan Stanley	(33)	(1,783)	(1,756)	37
Zomedica Corp. (Canada)	Morgan Stanley	(89,068)	(84,099)	(74,167)	9,776
		(329,137)	(11,283,900)	(10,998,672)	248,250
Retailing
Bed Bath & Beyond, Inc.	Morgan Stanley	(6,657)	(204,900)	(221,612)	(18,724)
Boot Barn Holdings, Inc.	Morgan Stanley	(2,465)	(123,519)	(207,183)	(85,330)
CarMax, Inc.	Morgan Stanley	(9,387)	(1,205,400)	(1,212,331)	(11,115)
Carvana Co.	Morgan Stanley	(1,284)	(336,217)	(387,537)	(52,047)
Children's Place, Inc. (The)	Morgan Stanley	(4,417)	(324,690)	(411,046)	(87,058)
Core-Mark Holding Co., Inc.	Morgan Stanley	(4,708)	(160,243)	(211,907)	(54,556)
Designer Brands, Inc., Class A	Morgan Stanley	(28,468)	(382,892)	(471,145)	(90,054)
Dollar General Corp.	Morgan Stanley	(7,124)	(1,464,452)	(1,541,562)	(80,325)
Dollar Tree, Inc.	Morgan Stanley	(634)	(64,276)	(63,083)	3,359
GrowGeneration Corp.	Morgan Stanley	(11,293)	(498,905)	(543,193)	(48,809)
Leslie's, Inc.	Morgan Stanley	(36,566)	(989,752)	(1,005,199)	(17,615)
Monro, Inc.	Morgan Stanley	(10,025)	(736,052)	(636,688)	82,423
Nordstrom, Inc.	Morgan Stanley	(11,988)	(309,049)	(438,401)	(130,019)
ODP Corp. (The)	Morgan Stanley	(1,497)	(73,577)	(71,871)	1,558
Penske Automotive Group, Inc.	Morgan Stanley	(762)	(46,113)	(57,523)	(13,252)
Pool Corp.	Morgan Stanley	(338)	(130,490)	(155,027)	(25,082)
Poshmark, Inc., Class A	Morgan Stanley	(2,221)	(101,428)	(106,031)	(4,812)
RealReal, Inc. (The)	Morgan Stanley	(19,397)	(469,321)	(383,285)	85,015
Ross Stores, Inc.	Morgan Stanley	(3,076)	(381,827)	(381,424)	(2,044)
Sally Beauty Holdings, Inc.	Morgan Stanley	(30,976)	(562,485)	(683,640)	(127,669)
Stamps.com, Inc.	Morgan Stanley	(92)	(19,167)	(18,427)	712
TJX Cos., Inc. (The)	Morgan Stanley	(1,016)	(73,217)	(68,499)	4,405
Urban Outfitters, Inc.	Morgan Stanley	(25,522)	(988,078)	(1,052,017)	(66,103)
Vroom, Inc.	Morgan Stanley	(10,491)	(391,178)	(439,153)	(48,824)
		(230,404)	(10,037,228)	(10,767,784)	(785,966)
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(4,996)	(459,403)	(510,691)	(55,026)
Cohu, Inc.	Morgan Stanley	(441)	(16,186)	(16,224)	(60)
Cree, Inc.	Morgan Stanley	(3,723)	(390,106)	(364,593)	24,527
Diodes, Inc.	Morgan Stanley	(2,008)	(168,533)	(160,178)	8,015
Enphase Energy, Inc.	Morgan Stanley	(9,379)	(1,439,266)	(1,722,266)	(316,898)
First Solar, Inc.	Morgan Stanley	(1,748)	(160,515)	(158,211)	1,964
FormFactor, Inc.	Morgan Stanley	(778)	(28,243)	(28,366)	(171)
Lattice Semiconductor Corp.	Morgan Stanley	(1,704)	(95,513)	(95,731)	(415)
Marvell Technology, Inc.	Morgan Stanley	(15,398)	(809,512)	(898,165)	(114,384)
MaxLinear, Inc.	Morgan Stanley	(1,182)	(39,019)	(50,223)	(12,490)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Monolithic Power Systems, Inc.	Morgan Stanley	(211)	$(78,486)	$(78,798)	$(517)
Silicon Laboratories, Inc.	Morgan Stanley	(6,740)	(953,779)	(1,032,905)	(84,937)
Teradyne, Inc.	Morgan Stanley	(1,349)	(178,860)	(180,712)	(2,232)
Xilinx, Inc.	Morgan Stanley	(4,224)	(549,141)	(610,959)	(63,015)
		(53,881)	(5,366,562)	(5,908,022)	(615,639)
Software & Services
8x8, Inc.	Morgan Stanley	(15,377)	(372,934)	(426,866)	(55,062)
A10 Networks, Inc.	Morgan Stanley	(138)	(1,560)	(1,554)	17
Akamai Technologies, Inc.	Morgan Stanley	(2,451)	(269,111)	(285,787)	(17,255)
Alarm.com Holdings, Inc.	Morgan Stanley	(865)	(73,890)	(73,266)	475
Alteryx, Inc., Class A	Morgan Stanley	(13,798)	(1,587,606)	(1,186,904)	399,147
Anaplan, Inc.	Morgan Stanley	(10,526)	(593,951)	(561,036)	31,620
Appfolio, Inc., Class A	Morgan Stanley	(1,844)	(247,936)	(260,373)	(12,970)
Avalara, Inc.	Morgan Stanley	(1,293)	(165,568)	(209,207)	(43,990)
BlackBerry Ltd. (Canada)	Morgan Stanley	(30,751)	(282,668)	(375,777)	(94,146)
Bottomline Technologies DE, Inc.	Morgan Stanley	(3,487)	(131,021)	(129,298)	1,448
Ceridian HCM Holding, Inc.	Morgan Stanley	(11,553)	(1,066,031)	(1,108,164)	(44,469)
Citrix Systems, Inc.	Morgan Stanley	(8,117)	(981,910)	(951,881)	25,306
Conduent, Inc.	Morgan Stanley	(68,340)	(479,345)	(512,550)	(34,825)
Coupa Software, Inc.	Morgan Stanley	(1,667)	(433,272)	(436,937)	(4,841)
Dynatrace, Inc.	Morgan Stanley	(2,371)	(136,642)	(138,514)	(2,159)
Euronet Worldwide, Inc.	Morgan Stanley	(2,549)	(376,775)	(345,007)	30,914
Evo Payments, Inc., Class A	Morgan Stanley	(2,378)	(66,546)	(65,966)	422
Fastly, Inc., Class A	Morgan Stanley	(6,909)	(497,664)	(411,776)	84,804
FleetCor Technologies, Inc.	Morgan Stanley	(328)	(94,233)	(83,988)	12,255
Global Payments, Inc.	Morgan Stanley	(398)	(76,833)	(74,641)	2,036
Globant S.A. (Luxembourg)	Morgan Stanley	(499)	(112,340)	(109,371)	2,735
GoDaddy, Inc., Class A	Morgan Stanley	(4,621)	(397,026)	(401,842)	(5,677)
Guidewire Software, Inc.	Morgan Stanley	(5,430)	(583,847)	(612,070)	(32,272)
InterDigital, Inc.	Morgan Stanley	(868)	(71,494)	(63,390)	8,360
Jack Henry & Associates, Inc.	Morgan Stanley	(1,668)	(275,340)	(272,735)	2,012
LiveRamp Holdings, Inc.	Morgan Stanley	(9,410)	(459,887)	(440,859)	18,029
McAfee Corp., Class A	Morgan Stanley	(7,473)	(210,973)	(209,393)	400
Medallia, Inc.	Morgan Stanley	(16,703)	(508,699)	(563,726)	(59,381)
Model N, Inc.	Morgan Stanley	(2,221)	(77,116)	(76,114)	846
New Relic, Inc.	Morgan Stanley	(5,441)	(341,501)	(364,384)	(23,877)
Okta, Inc.	Morgan Stanley	(1,381)	(322,019)	(337,903)	(16,581)
PagerDuty, Inc.	Morgan Stanley	(4,734)	(192,473)	(201,574)	(9,588)
Paycom Software, Inc.	Morgan Stanley	(1,853)	(684,355)	(673,510)	9,350
Paylocity Holding Corp.	Morgan Stanley	(1,391)	(257,469)	(265,403)	(8,488)
Ping Identity Holding Corp.	Morgan Stanley	(35,603)	(1,097,839)	(815,309)	280,124
PROS Holdings, Inc.	Morgan Stanley	(7,793)	(340,469)	(355,127)	(15,694)
Q2 Holdings, Inc.	Morgan Stanley	(2,885)	(356,656)	(295,943)	60,310
Qualys, Inc.	Morgan Stanley	(1,152)	(145,925)	(115,995)	29,622
Rackspace Technology, Inc.	Morgan Stanley	(20,797)	(495,907)	(407,829)	87,120
RingCentral, Inc., Class A	Morgan Stanley	(1,701)	(527,145)	(494,277)	29,706
Sabre Corp.	Morgan Stanley	(29,304)	(400,142)	(365,714)	33,560
Shift4 Payments, Inc., Class A	Morgan Stanley	(4,271)	(374,798)	(400,278)	(26,293)
SolarWinds Corp.	Morgan Stanley	(24,963)	(419,804)	(421,625)	(2,732)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Splunk, Inc.	Morgan Stanley	(5,502)	$(916,735)	$(795,479)	$134,521
Sumo Logic, Inc.	Morgan Stanley	(5,228)	(101,748)	(107,958)	(6,818)
Switch, Inc., Class A	Morgan Stanley	(18,071)	(295,444)	(381,479)	(92,105)
Sykes Enterprises, Inc.	Morgan Stanley	(159)	(8,507)	(8,538)	(36)
Telos Corp.	Morgan Stanley	(3,521)	(123,672)	(119,749)	3,664
Trade Desk, Inc. (The), Class A	Morgan Stanley	(13,429)	(821,413)	(1,038,867)	(219,252)
Tucows, Inc., Class A	Morgan Stanley	(1,891)	(103,575)	(151,885)	(48,525)
Twilio, Inc., Class A	Morgan Stanley	(408)	(129,574)	(160,817)	(31,515)
Tyler Technologies, Inc.	Morgan Stanley	(1,733)	(762,144)	(783,957)	(23,480)
Upland Software, Inc.	Morgan Stanley	(3,825)	(160,945)	(157,475)	3,129
Verra Mobility Corp.	Morgan Stanley	(26,084)	(336,964)	(400,911)	(64,676)
Vonage Holdings Corp.	Morgan Stanley	(7,826)	(114,842)	(112,773)	1,831
WEX, Inc.	Morgan Stanley	(5,196)	(1,033,941)	(1,007,504)	24,041
Workday, Inc., Class A	Morgan Stanley	(759)	(173,284)	(181,204)	(8,288)
Yext, Inc.	Morgan Stanley	(41,481)	(665,601)	(592,763)	71,538
Zuora, Inc., Class A	Morgan Stanley	(9,241)	(146,839)	(159,407)	(13,999)
		(521,656)	(22,483,948)	(22,064,629)	370,348
Technology Hardware & Equipment
ADTRAN, Inc.	Morgan Stanley	(7,837)	(88,478)	(161,834)	(78,854)
Advanced Energy Industries, Inc.	Morgan Stanley	(169)	(19,174)	(19,048)	97
Amphenol Corp., Class A	Morgan Stanley	(3,844)	(263,427)	(262,968)	(686)
Arista Networks, Inc.	Morgan Stanley	(3,372)	(1,131,401)	(1,221,709)	(99,711)
Avnet, Inc.	Morgan Stanley	(6,532)	(284,116)	(261,803)	20,420
Calix, Inc.	Morgan Stanley	(644)	(30,868)	(30,590)	224
Celestica, Inc. (Canada)	Morgan Stanley	(12,261)	(91,306)	(96,249)	(5,134)
CommScope Holding Co., Inc.	Morgan Stanley	(46,965)	(747,068)	(1,000,824)	(259,977)
Fabrinet (Cayman Islands)	Morgan Stanley	(4,634)	(358,492)	(444,262)	(86,546)
FARO Technologies, Inc.	Morgan Stanley	(425)	(32,491)	(33,052)	(619)
II-VI, Inc.	Morgan Stanley	(463)	(33,659)	(33,609)	(10)
Infinera Corp.	Morgan Stanley	(10,307)	(58,788)	(105,131)	(48,252)
Inseego Corp.	Morgan Stanley	(30,685)	(292,106)	(309,612)	(18,136)
Insight Enterprises, Inc.	Morgan Stanley	(4,315)	(316,001)	(431,543)	(119,124)
IPG Photonics Corp.	Morgan Stanley	(825)	(172,722)	(173,885)	(1,530)
Itron, Inc.	Morgan Stanley	(598)	(59,565)	(59,788)	(340)
Juniper Networks, Inc.	Morgan Stanley	(2,962)	(84,930)	(81,011)	4,370
Littelfuse, Inc.	Morgan Stanley	(779)	(205,274)	(198,481)	6,025
Methode Electronics, Inc.	Morgan Stanley	(65)	(3,158)	(3,199)	(34)
National Instruments Corp.	Morgan Stanley	(12,052)	(500,560)	(509,559)	(12,621)
nLight, Inc.	Morgan Stanley	(7,184)	(115,375)	(260,636)	(147,597)
Novanta, Inc. (Canada)	Morgan Stanley	(348)	(47,177)	(46,896)	176
PC Connection, Inc.	Morgan Stanley	(238)	(11,304)	(11,012)	280
Pure Storage, Inc., Class A	Morgan Stanley	(18,628)	(444,361)	(363,805)	82,945
Ribbon Communications, Inc.	Morgan Stanley	(2,640)	(18,982)	(20,090)	(1,136)
Super Micro Computer, Inc.	Morgan Stanley	(2,198)	(78,380)	(77,326)	895
Trimble, Inc.	Morgan Stanley	(1,245)	(102,186)	(101,878)	96
Viasat, Inc.	Morgan Stanley	(2,468)	(126,680)	(123,005)	3,376
Western Digital Corp.	Morgan Stanley	(6,085)	(463,953)	(433,069)	29,875
		(190,768)	(6,181,982)	(6,875,874)	(731,528)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Telecommunication Services
Cogent Communications Holdings, Inc.	Morgan Stanley	(3,600)	$(247,222)	$(276,804)	$(38,378)
Globalstar, Inc.	Morgan Stanley	(97,927)	(136,466)	(174,310)	(38,131)
Shenandoah Telecommunications Co.	Morgan Stanley	(2,046)	(99,715)	(99,251)	(237)
United States Cellular Corp.	Morgan Stanley	(2,553)	(86,399)	(92,699)	(6,477)
		(106,126)	(569,802)	(643,064)	(83,223)
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(13,649)	(288,314)	(317,066)	(29,375)
CH Robinson Worldwide, Inc.	Morgan Stanley	(14,124)	(1,391,564)	(1,322,995)	59,980
Delta Air Lines, Inc.	Morgan Stanley	(2,160)	(93,315)	(93,442)	(319)
Hawaiian Holdings, Inc.	Morgan Stanley	(5,920)	(154,571)	(144,270)	9,388
JetBlue Airways Corp.	Morgan Stanley	(12,049)	(216,158)	(202,182)	13,513
Kirby Corp.	Morgan Stanley	(2,192)	(128,776)	(132,923)	(5,647)
Landstar System, Inc.	Morgan Stanley	(2,025)	(353,644)	(319,991)	33,213
SkyWest, Inc.	Morgan Stanley	(1,383)	(67,071)	(59,566)	7,371
Uber Technologies, Inc.	Morgan Stanley	(38,091)	(1,907,208)	(1,909,121)	(6,104)
XPO Logistics, Inc.	Morgan Stanley	(684)	(97,467)	(95,685)	1,303
		(92,277)	(4,698,088)	(4,597,241)	83,323
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(16,754)	(265,124)	(249,300)	12,512
ALLETE, Inc.	Morgan Stanley	(5,990)	(442,816)	(419,180)	2,173
Ameren Corp.	Morgan Stanley	(5,362)	(439,584)	(429,174)	2,344
Atmos Energy Corp.	Morgan Stanley	(1,378)	(125,405)	(132,440)	(8,997)
Avangrid, Inc.	Morgan Stanley	(6,011)	(300,279)	(309,146)	(22,991)
Black Hills Corp.	Morgan Stanley	(9,111)	(680,332)	(597,955)	59,523
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(3,547)	(144,899)	(148,761)	(4,677)
California Water Service Group	Morgan Stanley	(1,192)	(56,991)	(66,204)	(10,149)
CenterPoint Energy, Inc.	Morgan Stanley	(4,895)	(102,513)	(120,025)	(18,550)
Clearway Energy, Inc., Class A	Morgan Stanley	(4,388)	(113,227)	(110,665)	1,084
Consolidated Edison, Inc.	Morgan Stanley	(9,445)	(666,354)	(677,395)	(19,092)
Edison International	Morgan Stanley	(4,670)	(343,586)	(270,019)	53,932
Entergy Corp.	Morgan Stanley	(2,340)	(253,693)	(233,298)	14,475
Essential Utilities, Inc.	Morgan Stanley	(2,918)	(135,724)	(133,353)	63
Evergy, Inc.	Morgan Stanley	(9,695)	(593,729)	(585,869)	1,508
Eversource Energy	Morgan Stanley	(5,820)	(496,130)	(466,997)	24,380
FirstEnergy Corp.	Morgan Stanley	(15,515)	(566,545)	(577,313)	(13,195)
Fortis, Inc. (Canada)	Morgan Stanley	(2,274)	(104,171)	(100,579)	3,258
Middlesex Water Co.	Morgan Stanley	(244)	(20,582)	(19,942)	608
New Jersey Resources Corp.	Morgan Stanley	(1,754)	(64,004)	(69,406)	(9,468)
NiSource, Inc.	Morgan Stanley	(26,566)	(678,570)	(650,867)	26,221
Northwest Natural Holding Co.	Morgan Stanley	(5,152)	(259,402)	(270,583)	(14,088)
NorthWestern Corp.	Morgan Stanley	(4,714)	(312,420)	(283,877)	20,588
OGE Energy Corp.	Morgan Stanley	(12,388)	(421,551)	(416,856)	3,779
Ormat Technologies, Inc.	Morgan Stanley	(1,242)	(112,976)	(86,356)	26,483
Otter Tail Corp.	Morgan Stanley	(1,077)	(48,515)	(52,568)	(4,568)
Pinnacle West Capital Corp.	Morgan Stanley	(5,337)	(458,691)	(437,474)	20,220
PNM Resources, Inc.	Morgan Stanley	(4,939)	(242,154)	(240,875)	209
Portland General Electric Co.	Morgan Stanley	(5,196)	(241,235)	(239,432)	(4,905)
PPL Corp.	Morgan Stanley	(13,508)	(388,520)	(377,819)	4,026

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Sempra Energy	Morgan Stanley	(5,431)	$(734,205)	$(719,499)	$6,845
SJW Group	Morgan Stanley	(1,368)	(83,673)	(86,594)	(5,262)
South Jersey Industries, Inc.	Morgan Stanley	(11,641)	(308,477)	(301,851)	2,983
Southwest Gas Holdings, Inc.	Morgan Stanley	(6,766)	(529,142)	(447,842)	67,427
Spire, Inc.	Morgan Stanley	(2,911)	(212,845)	(210,378)	744
Vistra Corp.	Morgan Stanley	(46,412)	(765,821)	(860,943)	(103,742)
WEC Energy Group, Inc.	Morgan Stanley	(3,905)	(332,341)	(347,350)	(19,674)
		(271,856)	(12,046,226)	(11,748,185)	96,027

Total Reference Entity — Short			(159,759,181)	(162,515,884)	(3,874,470)
Net Value of Reference Entity			$(25,974,119)	$9,400,591	$35,945,018

*	Includes $570,308 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $35,945,018, which are considered Level 2 as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.1%
Automobiles & Components — 1.7%
Adient PLC (Ireland)*	2,383	$ 107,712
American Axle & Manufacturing Holdings, Inc.*	3,484	36,059
Aptiv PLC (Jersey)*	385	60,572
Ford Motor Co.(a)*	3,445	51,193
General Motors Co.(a)*	1,779	105,263
Gentex Corp.(a)	2,347	77,662
Gentherm, Inc.(a)*	617	43,838
Goodyear Tire & Rubber Co. (The)*	1,258	21,575
Harley-Davidson, Inc.	333	15,258
Standard Motor Products, Inc.	7	303
Tenneco, Inc., Class A(a)*	4,268	82,458
Visteon Corp.(a)*	224	27,091
Winnebago Industries, Inc.	528	35,883
XPEL, Inc.*	6	503
		665,370
Capital Goods — 10.8%
3M Co.(a)	596	118,383
A.O. Smith Corp.	874	62,980
AECOM(a)*	1,293	81,873
AeroVironment, Inc.(a)*	524	52,479
AGCO Corp.	84	10,952
Allegion PLC (Ireland)	122	16,995
Altra Industrial Motion Corp.(a)	304	19,766
AMETEK, Inc.(a)	147	19,625
Apogee Enterprises, Inc.	28	1,140
Applied Industrial Technologies, Inc.	3	273
Atkore, Inc.(a)*	2,109	149,739
Beacon Roofing Supply, Inc.*	1,123	59,800
Boise Cascade Co.	974	56,833
CAE, Inc. (Canada)*	9	277
Caterpillar, Inc.(a)	458	99,675
Colfax Corp.(a)*	2,430	111,318
Columbus McKinnon Corp.	757	36,518
Comfort Systems USA, Inc.	214	16,861
Crane Co.	652	60,225
Cummins, Inc.(a)	375	91,429
Curtiss-Wright Corp.	142	16,864
Deere & Co.(a)	120	42,325
Donaldson Co., Inc.	7	445
Douglas Dynamics, Inc.	20	814
Dover Corp.(a)	323	48,644
EMCOR Group, Inc.	113	13,920
Emerson Electric Co.(a)	539	51,873
Enerpac Tool Group Corp.	9	240
EnerSys	138	13,487
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Flowserve Corp.(a)	649	$ 26,168
Fortive Corp.(a)	838	58,442
Franklin Electric Co., Inc.	264	21,284
Generac Holdings, Inc.(a)*	194	80,539
General Dynamics Corp.(a)	241	45,371
Gibraltar Industries, Inc.(a)*	783	59,751
GMS, Inc.(a)*	1,099	52,906
Gorman-Rupp Co. (The)	1	34
Graco, Inc.	153	11,582
Granite Construction, Inc.	882	36,629
Herc Holdings, Inc.*	68	7,621
Hillenbrand, Inc.	49	2,160
Honeywell International, Inc.(a)	328	71,947
Howmet Aerospace, Inc.(a)*	6,596	227,364
Huntington Ingalls Industries, Inc.	71	14,963
Ingersoll Rand, Inc.(a)*	2,065	100,793
ITT, Inc.	163	14,929
John Bean Technologies Corp.	187	26,670
Johnson Controls International PLC (Ireland)	1,206	82,768
Lennox International, Inc.	142	49,814
Lockheed Martin Corp.(a)	186	70,373
Masco Corp.(a)	785	46,244
MasTec, Inc.(a)*	524	55,596
Middleby Corp. (The)(a)*	58	10,049
Mueller Industries, Inc.	337	14,595
MYR Group, Inc.*	104	9,456
Nordson Corp.	142	31,170
Northrop Grumman Corp.(a)	772	280,568
NOW, Inc.*	22	209
nVent Electric PLC (Ireland)	29	906
Oshkosh Corp.	307	38,264
Owens Corning(a)	1,897	185,716
Parker-Hannifin Corp.(a)	157	48,216
Pentair PLC (Ireland)	1,823	123,034
Quanta Services, Inc.(a)	379	34,326
Regal Beloit Corp.(a)	157	20,961
Rush Enterprises, Inc., Class A	32	1,384
Simpson Manufacturing Co., Inc.(a)	1,012	111,765
SiteOne Landscape Supply, Inc.(a)*	347	58,733
Snap-on, Inc.(a)	475	106,129
SPX FLOW, Inc.(a)	889	57,998
Standex International Corp.	5	475
Stanley Black & Decker, Inc.(a)	653	133,858
Teledyne Technologies, Inc.*	171	71,620
Tennant Co.	39	3,114

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Terex Corp.	1,632	$ 77,716
Textron, Inc.	297	20,425
Toro Co. (The)	454	49,886
TPI Composites, Inc.*	709	34,330
Trane Technologies PLC (Ireland)	445	81,942
TriMas Corp.*	3	91
United Rentals, Inc.(a)*	250	79,752
Valmont Industries, Inc.(a)	332	78,369
Wabash National Corp.(a)	3,282	52,512
Watsco, Inc.	68	19,492
Watts Water Technologies, Inc., Class A(a)	476	69,453
		4,326,215
Commercial & Professional Services — 3.1%
ABM Industries, Inc.(a)	2,181	96,727
ASGN, Inc.*	151	14,636
Brady Corp., Class A	45	2,522
BrightView Holdings, Inc.*	11	177
Brink's Co. (The)	764	58,706
Cimpress PLC (Ireland)*	874	94,750
Clean Harbors, Inc.*	314	29,246
Copart, Inc.*	234	30,848
CoreCivic, Inc.*	1,183	12,386
Covanta Holding Corp.(a)	8,465	149,069
Deluxe Corp.	11	525
Driven Brands Holdings, Inc.*	1	31
Healthcare Services Group, Inc.	364	11,492
Heidrick & Struggles International, Inc.	1	45
Herman Miller, Inc.	23	1,084
HNI Corp.	351	15,434
IAA, Inc.*	320	17,453
ICF International, Inc.	74	6,502
IHS Markit Ltd. (Bermuda)	28	3,155
Interface, Inc.	130	1,989
Jacobs Engineering Group, Inc.	81	10,807
Leidos Holdings, Inc.	542	54,796
ManpowerGroup, Inc.(a)	458	54,461
Nielsen Holdings PLC (United Kingdom)	10,409	256,790
Republic Services, Inc.	294	32,343
Robert Half International, Inc.	217	19,307
Rollins, Inc.	1,726	59,029
Science Applications International Corp.(a)	74	6,492
Steelcase, Inc., Class A	35	529
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Tetra Tech, Inc.	161	$ 19,648
Thomson Reuters Corp. (Canada)	745	73,993
TriNet Group, Inc.(a)*	782	56,679
UniFirst Corp.(a)	175	41,062
		1,232,713
Consumer Durables & Apparel — 3.9%
Acushnet Holdings Corp.	118	5,829
BRP, Inc., sub-voting shares (Canada)	94	7,366
Brunswick Corp.(a)	1,260	125,521
Capri Holdings Ltd. (British Virgin Islands)*	3,850	220,181
Century Communities, Inc.	5	333
DR Horton, Inc.(a)	566	51,149
Garmin Ltd. (Switzerland)	244	35,292
G-III Apparel Group Ltd.*	294	9,661
GoPro, Inc., Class A*	609	7,095
Hasbro, Inc.	92	8,696
iRobot Corp.*	173	16,156
Kontoor Brands, Inc.(a)	2,885	162,743
La-Z-Boy, Inc.	544	20,150
Mattel, Inc.(a)*	6,472	130,087
Mohawk Industries, Inc.(a)*	463	88,984
Newell Brands, Inc.	559	15,356
Polaris, Inc.	427	58,482
PulteGroup, Inc.	167	9,113
PVH Corp.*	2	215
Skyline Champion Corp.*	855	45,572
Smith & Wesson Brands, Inc.(a)	4,157	144,248
Sonos, Inc.(a)*	2,551	89,872
Steven Madden Ltd.	326	14,266
Sturm Ruger & Co., Inc.(a)	1,438	129,391
Tempur Sealy International, Inc.(a)	889	34,840
TopBuild Corp.*	69	13,647
Tupperware Brands Corp.*	1,220	28,975
Whirlpool Corp.(a)	508	110,754
		1,583,974
Consumer Services — 4.8%
Adtalem Global Education, Inc.*	1,923	68,536
Bloomin' Brands, Inc.(a)*	8,982	243,771
Boyd Gaming Corp.*	1,230	75,633
Brinker International, Inc.*	1,035	64,015
Caesars Entertainment, Inc.*	154	15,978
Chegg, Inc.*	217	18,035
Choice Hotels International, Inc.	14	1,664

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Darden Restaurants, Inc.	581	$ 84,820
Dine Brands Global, Inc.(a)*	1,522	135,838
Everi Holdings, Inc.*	289	7,208
Expedia Group, Inc.(a)*	468	76,616
Golden Entertainment, Inc.*	108	4,838
Graham Holdings Co., Class B	35	22,187
Grand Canyon Education, Inc.*	513	46,155
Hyatt Hotels Corp., Class A(a)*	220	17,081
International Game Technology PLC (United Kingdom)*	336	8,051
Jack in the Box, Inc.	18	2,006
Marriott International, Inc., Class A(a)*	677	92,424
McDonald's Corp.	80	18,479
Papa John's International, Inc.	352	36,763
Penn National Gaming, Inc.*	792	60,580
Perdoceo Education Corp.*	308	3,779
Red Rock Resorts, Inc., Class A(a)*	8,811	374,467
Service Corp. International(a)	2,093	112,164
Starbucks Corp.	250	27,952
Texas Roadhouse, Inc.(a)	1,186	114,093
Vail Resorts, Inc.(a)*	364	115,213
Wendy's Co. (The)	852	19,954
Yum! Brands, Inc.(a)	586	67,408
		1,935,708
Diversified Financials — 0.9%
Affiliated Managers Group, Inc.(a)	533	82,194
Berkshire Hathaway, Inc., Class B*	93	25,847
BlackRock, Inc.	59	51,623
Franklin Resources, Inc.	319	10,205
Invesco Ltd. (Bermuda)	987	26,383
Moody's Corp.	64	23,192
Morningstar, Inc.	40	10,284
Nasdaq, Inc.	233	40,961
S&P Global, Inc.	36	14,776
T Rowe Price Group, Inc.(a)	391	77,406
		362,871
Energy — 5.2%
Antero Midstream Corp.(a)	6,392	66,413
Antero Resources Corp.*	1,702	25,581
APA Corp.(a)	3,002	64,933
Bonanza Creek Energy, Inc.	1,152	54,225
Cabot Oil & Gas Corp.(a)	6,312	110,207
Cactus, Inc., Class A	857	31,469
California Resources Corp.*	10	301
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Callon Petroleum Co.(a)*	1,590	$ 91,727
Canadian Natural Resources Ltd. (Canada)	952	34,539
Centennial Resource Development, Inc., Class A*	4,784	32,436
Cimarex Energy Co.(a)	1,753	127,005
Clean Energy Fuels Corp.(a)*	818	8,303
CNX Resources Corp.*	2,053	28,044
Comstock Resources, Inc.*	3,634	24,239
Continental Resources, Inc.	1,024	38,943
Core Laboratories NV (Netherlands)	378	14,723
DHT Holdings, Inc. (Marshall Islands)	1,047	6,795
EOG Resources, Inc.(a)	1,575	131,418
Extraction Oil & Gas, Inc.*	38	2,087
Exxon Mobil Corp.(a)	2,122	133,856
Green Plains, Inc.*	925	31,098
Halliburton Co.	1,531	35,397
Hess Corp.(a)	2,266	197,867
Imperial Oil Ltd. (Canada)	765	23,256
Kinder Morgan, Inc.(a)	5,352	97,567
Marathon Oil Corp.(a)	3,869	52,696
Marathon Petroleum Corp.	90	5,438
New Fortress Energy, Inc.(a)	391	14,811
Oasis Petroleum, Inc.	170	17,093
Occidental Petroleum Corp.(a)	1	31
Oceaneering International, Inc.*	2,296	35,749
ONEOK, Inc.	391	21,755
Ovintiv, Inc.(a)	4,068	128,020
PDC Energy, Inc.	779	35,670
Range Resources Corp.(a)*	1,886	31,609
SM Energy Co.	367	9,039
Suncor Energy, Inc. (Canada)	5,046	120,953
TC Energy Corp. (Canada)	1,735	85,917
Transocean Ltd. (Switzerland)*	4,419	19,974
Vermilion Energy, Inc. (Canada)*	2,791	24,421
Whiting Petroleum Corp.*	732	39,931
World Fuel Services Corp.(a)	1,500	47,595
		2,103,131
Food & Staples Retailing — 0.8%
Ingles Markets, Inc., Class A	2	117
Kroger Co. (The)(a)	37	1,417
Sprouts Farmers Market, Inc.(a)*	869	21,595
Sysco Corp.(a)	852	66,243
United Natural Foods, Inc.(a)*	1,870	69,153
Walgreens Boots Alliance, Inc.	371	19,518

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.(a)	1,122	$ 158,224
Weis Markets, Inc.	24	1,240
		337,507
Food, Beverage & Tobacco — 3.6%
Altria Group, Inc.(a)	1,085	51,733
Archer-Daniels-Midland Co.	829	50,237
Bunge Ltd. (Bermuda)	1,057	82,604
Coca-Cola Co. (The)(a)	955	51,675
Coca-Cola Consolidated, Inc.	34	13,672
Conagra Brands, Inc.(a)	1,363	49,586
Constellation Brands, Inc., Class A(a)	313	73,208
Darling Ingredients, Inc.(a)*	1,334	90,045
Flowers Foods, Inc.	1,026	24,829
General Mills, Inc.(a)	731	44,540
Hain Celestial Group, Inc. (The)(a)*	1,259	50,511
Hershey Co. (The)(a)	776	135,164
Hostess Brands, Inc.*	663	10,734
JM Smucker Co. (The)(a)	589	76,317
John B Sanfilippo & Son, Inc.	13	1,151
Kellogg Co.	66	4,246
Kraft Heinz Co. (The)(a)	6,204	252,999
Molson Coors Beverage Co., Class B*	506	27,167
Mondelez International, Inc., Class A	448	27,973
Monster Beverage Corp.(a)*	665	60,748
National Beverage Corp.(a)	321	15,161
Philip Morris International, Inc.	88	8,722
Sanderson Farms, Inc.	230	43,233
SunOpta, Inc. (Canada)*	2,512	30,747
Tyson Foods, Inc., Class A(a)	696	51,337
Vector Group Ltd.(a)	7,627	107,846
		1,436,185
Health Care Equipment & Services — 8.4%
Abbott Laboratories(a)	532	61,675
Acadia Healthcare Co., Inc.(a)*	1,699	106,612
Alcon, Inc. (Switzerland)	16	1,124
Align Technology, Inc.*	69	42,159
Allscripts Healthcare Solutions, Inc.*	1,806	33,429
Amedisys, Inc.*	258	63,192
AmerisourceBergen Corp.	23	2,633
AngioDynamics, Inc.*	381	10,337
Anthem, Inc.(a)	272	103,850
Avanos Medical, Inc.*	3	109
Becton Dickinson and Co.(a)	90	21,887
Bioventus, Inc., Class A*	1	18
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	772	$ 33,011
Cerner Corp.(a)	434	33,921
Change Healthcare, Inc.(a)*	4,010	92,390
Cigna Corp.(a)	682	161,682
Community Health Systems, Inc.*	101	1,559
CONMED Corp.(a)	524	72,013
Cooper Cos., Inc. (The)(a)	214	84,802
CVS Health Corp.	150	12,516
Danaher Corp.(a)	560	150,282
DENTSPLY SIRONA, Inc.	776	49,090
Ensign Group, Inc. (The)	419	36,315
Envista Holdings Corp.(a)*	5,381	232,513
Fulgent Genetics, Inc.(a)*	1,889	174,222
Globus Medical, Inc., Class A*	264	20,468
HCA Healthcare, Inc.(a)	368	76,080
Heska Corp.*	2	459
Hill-Rom Holdings, Inc.	65	7,383
Hologic, Inc.(a)*	1,586	105,818
ICU Medical, Inc.*	69	14,200
IDEXX Laboratories, Inc.(a)*	110	69,471
Inogen, Inc.*	51	3,324
Integra LifeSciences Holdings Corp.*	69	4,709
Intuitive Surgical, Inc.*	69	63,455
Laboratory Corp. of America Holdings(a)*	365	100,685
LHC Group, Inc.*	120	24,031
Magellan Health, Inc.*	60	5,652
McKesson Corp.(a)	225	43,029
MEDNAX, Inc.(a)*	3,752	113,123
Medtronic PLC (Ireland)	740	91,856
Meridian Bioscience, Inc.*	951	21,093
Merit Medical Systems, Inc.*	387	25,023
ModivCare, Inc.*	52	8,844
Molina Healthcare, Inc.*	283	71,616
NextGen Healthcare, Inc.(a)*	2,010	33,346
Omnicell, Inc.(a)*	463	70,121
Owens & Minor, Inc.	370	15,662
Patterson Cos., Inc.(a)	5,564	169,090
Quest Diagnostics, Inc.	91	12,009
Quidel Corp.(a)*	1,877	240,481
Select Medical Holdings Corp.(a)	2,260	95,508
Shockwave Medical, Inc.*	146	27,701
SmileDirectClub, Inc.*	866	7,517
STAAR Surgical Co.*	83	12,658
Stryker Corp.	34	8,831
Tenet Healthcare Corp.(a)*	883	59,152

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tivity Health, Inc.(a)*	2,710	$ 71,300
UnitedHealth Group, Inc.(a)	189	75,683
Varex Imaging Corp.*	8	215
ViewRay, Inc.*	448	2,957
Vocera Communications, Inc.*	278	11,078
		3,364,969
Household & Personal Products — 0.7%
Colgate-Palmolive Co.(a)	931	75,737
Edgewell Personal Care Co.(a)	193	8,473
elf Beauty, Inc.(a)*	2,204	59,817
Estee Lauder Cos., Inc. (The), Class A	80	25,446
Inter Parfums, Inc.	47	3,384
Procter & Gamble Co. (The)(a)	581	78,394
Spectrum Brands Holdings, Inc.	326	27,723
		278,974
Materials — 7.9%
Air Products & Chemicals, Inc.	15	4,315
Alamos Gold, Inc., Class A (Canada)	6,492	49,664
Alcoa Corp.(a)*	6,343	233,676
Allegheny Technologies, Inc.(a)*	3,921	81,753
Ashland Global Holdings, Inc.(a)	581	50,838
Avery Dennison Corp.	332	69,800
Avient Corp.(a)	3,931	193,248
Axalta Coating Systems Ltd. (Bermuda)*	2,998	91,409
Balchem Corp.	121	15,882
Barrick Gold Corp. (Canada)	7,290	150,757
Carpenter Technology Corp.	252	10,135
CF Industries Holdings, Inc.(a)	1,261	64,878
Chemours Co. (The)(a)	1,721	59,891
Commercial Metals Co.(a)	1,747	53,668
Compass Minerals International, Inc.	454	26,904
Corteva, Inc.	535	23,727
Crown Holdings, Inc.	355	36,285
Domtar Corp.*	293	16,103
Dow, Inc.(a)	851	53,851
DuPont de Nemours, Inc.(a)	4,850	375,439
Eagle Materials, Inc.	449	63,807
Eastman Chemical Co.	103	12,025
Ferro Corp.*	1,010	21,786
Fortuna Silver Mines, Inc. (Canada)*	3,531	19,597
Freeport-McMoRan, Inc.	1,731	64,237
Greif, Inc., Class A	3	182
Hecla Mining Co.	1,235	9,188
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Huntsman Corp.	362	$ 9,600
IAMGOLD Corp. (Canada)*	11,737	34,624
Ingevity Corp.(a)*	1,046	85,103
Innospec, Inc.	104	9,423
International Paper Co.	502	30,778
Kaiser Aluminum Corp.	1	123
Kinross Gold Corp. (Canada)	5,680	36,068
Kronos Worldwide, Inc.	32	458
Linde PLC (Ireland)	176	50,882
Louisiana-Pacific Corp.	928	55,949
Martin Marietta Materials, Inc.	49	17,239
Minerals Technologies, Inc.	8	629
Mosaic Co. (The)(a)	4,344	138,617
NewMarket Corp.	2	644
Newmont Corp.(a)	467	29,598
Nucor Corp.	352	33,767
O-I Glass, Inc.(a)*	8,178	133,547
PPG Industries, Inc.	206	34,973
Pretium Resources, Inc. (Canada)*	8,496	81,222
Reliance Steel & Aluminum Co.	495	74,696
Sealed Air Corp.	625	37,031
Sensient Technologies Corp.(a)	785	67,950
Sherwin-Williams Co. (The)(a)	224	61,029
Southern Copper Corp.	558	35,891
Trinseo SA (Luxembourg)	746	44,641
Vulcan Materials Co.(a)	620	107,923
Westlake Chemical Corp.(a)	888	80,000
Westrock Co.	118	6,280
Worthington Industries, Inc.	419	25,634
		3,177,364
Media & Entertainment — 4.9%
Activision Blizzard, Inc.	243	23,192
Alphabet, Inc., Class A(a)*	100	244,179
Altice USA, Inc., Class A(a)*	2,563	87,501
AMC Networks, Inc., Class A*	222	14,830
Cargurus, Inc.*	355	9,312
Cars.com, Inc.*	303	4,342
Charter Communications, Inc., Class A(a)*	109	78,638
Comcast Corp., Class A	666	37,975
DISH Network Corp., Class A(a)*	2,380	99,484
Facebook, Inc., Class A(a)*	645	224,273
Fox Corp., Class A(a)	2,181	80,980
Interpublic Group of Cos., Inc. (The)(a)	5,087	165,277

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Lions Gate Entertainment Corp., Class B (Canada)*	731	$ 13,377
Madison Square Garden Sports Corp.*	205	35,377
Meredith Corp.*	174	7,558
MSG Networks, Inc., Class A*	8	117
Netflix, Inc.(a)*	154	81,344
New York Times Co. (The), Class A	985	42,897
News Corp., Class A(a)	5,587	143,977
Omnicom Group, Inc.	49	3,919
Snap, Inc., Class A(a)*	2,643	180,094
Take-Two Interactive Software, Inc.(a)*	794	140,554
TechTarget, Inc.*	237	18,365
TEGNA, Inc.	143	2,683
Twitter, Inc.(a)*	1,411	97,091
ViacomCBS, Inc., Class B	500	22,600
Warner Music Group Corp., Class A	467	16,831
World Wrestling Entertainment, Inc., Class A	892	51,638
Yelp, Inc.*	742	29,650
		1,958,055
Pharmaceuticals, Biotechnology & Life Sciences — 5.1%
AbbVie, Inc.	65	7,322
AbCellera Biologics, Inc. (Canada)*	989	21,758
Agilent Technologies, Inc.	391	57,794
Alexion Pharmaceuticals, Inc.*	82	15,064
Amneal Pharmaceuticals, Inc.*	93	476
Amphastar Pharmaceuticals, Inc.*	68	1,371
Atea Pharmaceuticals, Inc.*	1,046	22,468
BioCryst Pharmaceuticals, Inc.*	2,941	46,497
Bio-Rad Laboratories, Inc., Class A(a)*	74	47,677
Blueprint Medicines Corp.(a)*	730	64,211
Bruker Corp.	496	37,686
Cassava Sciences, Inc.(a)*	2,096	179,082
Charles River Laboratories International, Inc.*	147	54,378
Cortexyme, Inc.*	4	212
Denali Therapeutics, Inc.(a)*	320	25,101
Dynavax Technologies Corp.*	149	1,468
Emergent BioSolutions, Inc.(a)*	186	11,716
FibroGen, Inc.*	169	4,500
Gilead Sciences, Inc.	73	5,027
Halozyme Therapeutics, Inc.*	976	44,320
HEXO Corp. (Canada)*	1,640	9,512
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Innoviva, Inc.*	256	$ 3,433
Instil Bio, Inc.*	5	97
Ironwood Pharmaceuticals, Inc.*	2,206	28,391
Jazz Pharmaceuticals PLC (Ireland)*	110	19,540
Johnson & Johnson(a)	453	74,627
Luminex Corp.*	612	22,522
Medpace Holdings, Inc.*	1	177
Merck & Co., Inc.(a)	451	35,074
Pacira BioSciences, Inc.(a)*	963	58,435
PerkinElmer, Inc.(a)	1,801	278,092
Pfizer, Inc.(a)	7,379	288,962
Prestige Consumer Healthcare, Inc.*	173	9,013
Protagonist Therapeutics, Inc.*	55	2,468
Sage Therapeutics, Inc.(a)*	1,587	90,158
Sundial Growers, Inc. (Canada)*	15,714	14,913
Syneos Health, Inc.*	154	13,781
Thermo Fisher Scientific, Inc.(a)	190	95,849
Translate Bio, Inc.*	637	17,543
United Therapeutics Corp.*	131	23,503
Vertex Pharmaceuticals, Inc.(a)*	1,230	248,005
Waters Corp.(a)*	157	54,261
Zoetis, Inc.(a)	86	16,027
		2,052,511
Retailing — 7.5%
1-800-Flowers.com, Inc., Class A*	10	319
Abercrombie & Fitch Co., Class A(a)*	1,796	83,388
Advance Auto Parts, Inc.(a)	839	172,113
Amazon.com, Inc.(a)*	68	233,931
Asbury Automotive Group, Inc.*	89	15,252
AutoNation, Inc.(a)*	2,089	198,058
AutoZone, Inc.*	14	20,891
Best Buy Co., Inc.	67	7,704
Buckle, Inc. (The)(a)	503	25,024
Dick's Sporting Goods, Inc.	81	8,115
eBay, Inc.(a)	46	3,230
Etsy, Inc.(a)*	329	67,721
Five Below, Inc.*	116	22,419
Floor & Decor Holdings, Inc., Class A*	665	70,291
Genuine Parts Co.(a)	343	43,379
Group 1 Automotive, Inc.	83	12,818
Hibbett, Inc.	153	13,713
Home Depot, Inc. (The)(a)	161	51,341
Lands' End, Inc.*	91	3,736
LKQ Corp.(a)*	1,737	85,495

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe's Cos., Inc.(a)	509	$ 98,731
Macy's, Inc.(a)*	12,710	240,982
MarineMax, Inc.*	222	10,820
Ollie's Bargain Outlet Holdings, Inc.*	1,139	95,824
O'Reilly Automotive, Inc.(a)*	108	61,151
Overstock.com, Inc.(a)*	761	70,164
Qurate Retail, Inc., Series A(a)	7,412	97,023
RH*	12	8,148
Shutterstock, Inc.(a)	537	52,717
Signet Jewelers Ltd. (Bermuda)*	5,301	428,268
Sleep Number Corp.(a)*	317	34,854
Sonic Automotive, Inc., Class A(a)	1,929	86,304
Stitch Fix, Inc., Class A*	44	2,653
Target Corp.(a)	1,080	261,079
Ulta Beauty, Inc.*	83	28,699
Urban Outfitters, Inc.*	620	25,556
Wayfair, Inc., Class A(a)*	620	195,740
Williams-Sonoma, Inc.	57	9,100
Zumiez, Inc.(a)*	1,395	68,341
		3,015,092
Semiconductors & Semiconductor Equipment — 5.4%
Amkor Technology, Inc.(a)	1,983	46,938
Analog Devices, Inc.(a)	871	149,951
Applied Materials, Inc.(a)	1,103	157,067
Axcelis Technologies, Inc.*	60	2,425
Broadcom, Inc.(a)	844	402,453
Brooks Automation, Inc.	269	25,630
Cirrus Logic, Inc.*	319	27,153
First Solar, Inc.*	1	90
Ichor Holdings Ltd. (Cayman Islands)*	386	20,767
Intel Corp.(a)	1,854	104,084
KLA Corp.	196	63,545
MACOM Technology Solutions Holdings, Inc.(a)*	704	45,112
MKS Instruments, Inc.(a)	645	114,778
NXP Semiconductors NV (Netherlands)	896	184,325
ON Semiconductor Corp.*	771	29,514
Power Integrations, Inc.	283	23,223
Qorvo, Inc.(a)*	867	169,629
QUALCOMM, Inc.(a)	957	136,784
Rambus, Inc.*	651	15,435
Skyworks Solutions, Inc.	393	75,358
Synaptics, Inc.(a)*	1,633	254,062
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.(a)	337	$ 64,805
Ultra Clean Holdings, Inc.(a)*	1,030	55,332
		2,168,460
Software & Services — 10.5%
Accenture PLC, Class A (Ireland)	185	54,536
Adobe, Inc.*	92	53,879
Agilysys, Inc.*	4	227
Alliance Data Systems Corp.	321	33,445
ANSYS, Inc.*	125	43,383
Automatic Data Processing, Inc.(a)	537	106,659
Blackbaud, Inc.(a)*	119	9,112
Broadridge Financial Solutions, Inc.(a)	486	78,504
C3.ai, Inc., Class A*	1,208	75,536
Cadence Design Systems, Inc.(a)*	524	71,694
Cerence, Inc.(a)*	195	20,808
CGI, Inc. (Canada)*	221	20,023
Cloudera, Inc.(a)*	7,718	122,407
CommVault Systems, Inc.*	237	18,526
Cornerstone OnDemand, Inc.*	40	2,063
CSG Systems International, Inc.	151	7,124
Digital Turbine, Inc.(a)*	2,950	224,289
DocuSign, Inc.(a)*	1,102	308,086
Domo, Inc., Class B*	378	30,554
DXC Technology Co.*	782	30,451
Elastic NV (Netherlands)*	574	83,666
Everbridge, Inc.*	219	29,802
Fair Isaac Corp.*	66	33,177
Fiserv, Inc.(a)*	1,456	155,632
Fortinet, Inc.*	138	32,870
Gartner, Inc.(a)*	234	56,675
International Business Machines Corp.(a)	297	43,537
Intuit, Inc.(a)	197	96,563
J2 Global, Inc.*	217	29,848
Lightspeed POS, Inc., sub-voting shares (Canada)*	141	11,789
Mastercard, Inc., Class A	78	28,477
Maximus, Inc.	871	76,622
Microsoft Corp.(a)	683	185,025
Momentive Global, Inc.*	2,709	57,079
MongoDB, Inc.(a)*	296	107,010
NortonLifeLock, Inc.(a)	3,546	96,522
Nutanix, Inc., Class A*	1,875	71,663
OneSpan, Inc.*	8	204

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Open Text Corp. (Canada)	1,582	$ 80,366
Oracle Corp.(a)	2,421	188,451
Palo Alto Networks, Inc.*	42	15,584
Paychex, Inc.	224	24,035
PayPal Holdings, Inc.(a)*	370	107,848
Progress Software Corp.(a)	803	37,139
Proofpoint, Inc.*	205	35,621
PTC, Inc.(a)*	955	134,903
Sailpoint Technologies Holdings, Inc.(a)*	2,856	145,856
salesforce.com, Inc.(a)*	304	74,258
SecureWorks Corp., Class A*	4	74
ServiceNow, Inc.(a)*	292	160,469
Slack Technologies, Inc., Class A*	348	15,416
SPS Commerce, Inc.(a)*	933	93,160
SS&C Technologies Holdings, Inc.(a)	1,224	88,201
Synopsys, Inc.(a)*	305	84,116
Teradata Corp.(a)*	2,486	124,225
Verint Systems, Inc.(a)*	3,241	146,072
VeriSign, Inc.*	153	34,837
Vertex, Inc., Class A*	71	1,558
Visa, Inc., Class A	227	53,077
Western Union Co. (The)(a)	2,056	47,226
Workiva, Inc.*	83	9,240
		4,209,199
Technology Hardware & Equipment — 5.6%
3D Systems Corp.(a)*	3,487	139,375
Apple, Inc.(a)	1,845	252,691
Arrow Electronics, Inc.(a)*	937	106,659
Badger Meter, Inc.(a)	540	52,985
Benchmark Electronics, Inc.	278	7,912
Cambium Networks Corp. (Cayman Islands)*	149	7,204
Cisco Systems, Inc.(a)	1,741	92,273
Cognex Corp.	211	17,734
Coherent, Inc.(a)*	699	184,774
Corning, Inc.	1,124	45,971
CTS Corp.	28	1,040
Diebold Nixdorf, Inc.(a)*	3,931	50,474
EchoStar Corp., Class A*	940	22,833
Extreme Networks, Inc.*	1,933	21,572
F5 Networks, Inc.*	17	3,173
Hewlett Packard Enterprise Co.	4,083	59,530
HP, Inc.(a)	4,556	137,546
Keysight Technologies, Inc.(a)*	432	66,705
Knowles Corp.*	953	18,812
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Lumentum Holdings, Inc.*	236	$ 19,359
NCR Corp.*	554	25,268
NetApp, Inc.(a)	1,663	136,067
NETGEAR, Inc.*	807	30,924
OSI Systems, Inc.*	1	102
Plantronics, Inc.*	710	29,628
Plexus Corp.*	10	914
Sanmina Corp.(a)*	2,031	79,128
Seagate Technology Holdings PLC (Ireland)	533	46,867
SYNNEX Corp.(a)	1,301	158,410
TE Connectivity Ltd. (Switzerland)	389	52,597
TTM Technologies, Inc.*	2,953	42,228
Ubiquiti, Inc.(a)	460	143,607
Viavi Solutions, Inc.*	501	8,848
Vishay Intertechnology, Inc.	457	10,305
Vontier Corp.(a)	2,857	93,081
Xerox Holdings Corp.	1,055	24,782
Zebra Technologies Corp., Class A(a)*	138	73,070
		2,264,448
Telecommunication Services — 0.6%
AT&T, Inc.(a)	1,787	51,430
BCE, Inc. (Canada)	22	1,085
Gogo, Inc.*	1,812	20,620
Iridium Communications, Inc.(a)*	935	37,391
Lumen Technologies, Inc.	1,809	24,584
T-Mobile US, Inc.*	401	58,077
Verizon Communications, Inc.(a)	906	50,763
		243,950
Transportation — 2.3%
Alaska Air Group, Inc.*	131	7,901
ArcBest Corp.	114	6,634
Atlas Air Worldwide Holdings, Inc.*	229	15,597
CSX Corp.	2,202	70,640
Echo Global Logistics, Inc.(a)*	1,479	45,464
Expeditors International of Washington, Inc.	227	28,738
FedEx Corp.(a)	492	146,778
Heartland Express, Inc.	1	17
Hub Group, Inc., Class A*	679	44,800
Marten Transport Ltd.	1	17
Norfolk Southern Corp.(a)	160	42,466
Old Dominion Freight Line, Inc.	240	60,912
Ryder System, Inc.(a)	651	48,389

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Saia, Inc.*	167	$ 34,985
Schneider National, Inc., Class B(a)	4,025	87,624
SkyWest, Inc.(a)*	1,257	54,139
Southwest Airlines Co.*	1,171	62,168
Union Pacific Corp.(a)	171	37,608
United Parcel Service, Inc., Class B(a)	615	127,902
Werner Enterprises, Inc.	224	9,973
		932,752
Utilities — 1.4%
AES Corp. (The)(a)	4,715	122,920
Alliant Energy Corp.	51	2,844
American States Water Co.	6	477
American Water Works Co., Inc.	89	13,718
Avista Corp.	545	23,255
Dominion Energy, Inc.(a)	800	58,856
Duke Energy Corp.(a)	1,786	176,314
Exelon Corp.(a)	1,709	75,726
MDU Resources Group, Inc.	2,247	70,421
National Fuel Gas Co.	214	11,181
TransAlta Corp. (Canada)	37	369
		556,081
TOTAL COMMON STOCKS (Cost $30,504,836)		38,205,529
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		1,977,333
NET ASSETS - 100.0%		$40,182,862

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2025 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (69.6)% of net assets as of June 30, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	100	$4,745	$4,520	$(225)
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	118	1,276	1,221	(55)
Aptiv PLC (Jersey)	Morgan Stanley	40	5,560	6,293	733
Ford Motor Co.	Morgan Stanley	2,717	26,084	40,375	14,290
General Motors Co.	Morgan Stanley	919	42,713	54,377	11,664
Gentex Corp.	Morgan Stanley	1,091	38,248	36,101	(2,077)
Gentherm, Inc.	Morgan Stanley	4	247	284	37
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	645	12,894	11,062	(1,833)
Harley-Davidson, Inc.	Morgan Stanley	96	4,507	4,399	(99)
Standard Motor Products, Inc.	Morgan Stanley	3	130	130	—
Tenneco, Inc., Class A	Morgan Stanley	299	3,459	5,777	2,317
Visteon Corp.	Morgan Stanley	13	1,465	1,572	107
Winnebago Industries, Inc.	Morgan Stanley	137	9,962	9,311	(630)
XPEL, Inc.	Morgan Stanley	1	85	84	(1)
		6,183	151,375	175,506	24,228
Capital Goods
3M Co.	Morgan Stanley	151	25,854	29,993	4,548
A O Smith Corp.	Morgan Stanley	931	52,392	67,088	15,164
AeroVironment, Inc.	Morgan Stanley	83	9,191	8,312	(1,031)
AGCO Corp.	Morgan Stanley	4	536	522	(15)
Albany International Corp., Class A	Morgan Stanley	141	7,318	12,586	5,379
Allegion PLC (Ireland)	Morgan Stanley	4	553	557	5
Altra Industrial Motion Corp.	Morgan Stanley	6	331	390	59
AMETEK, Inc.	Morgan Stanley	108	12,691	14,418	1,767
Apogee Enterprises, Inc.	Morgan Stanley	290	6,219	11,812	5,762
Atkore, Inc.	Morgan Stanley	139	6,850	9,869	3,019
Beacon Roofing Supply, Inc.	Morgan Stanley	113	6,415	6,017	(398)
Boise Cascade Co.	Morgan Stanley	89	5,660	5,193	(462)
CAE, Inc. (Canada)	Morgan Stanley	2	61	62	1
Caterpillar, Inc.	Morgan Stanley	22	4,759	4,788	28
Columbus McKinnon Corp.	Morgan Stanley	4	195	193	(2)
Comfort Systems U.S.A., Inc.	Morgan Stanley	42	3,401	3,309	(93)
Crane Co.	Morgan Stanley	101	9,537	9,329	(181)
Cummins, Inc.	Morgan Stanley	76	18,072	18,530	634
Curtiss-Wright Corp.	Morgan Stanley	15	1,807	1,781	(25)
Deere & Co.	Morgan Stanley	47	15,436	16,577	1,216

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Donaldson Co., Inc.	Morgan Stanley	286	$15,713	$18,170	$2,630
Douglas Dynamics, Inc.	Morgan Stanley	16	676	651	(22)
Dover Corp.	Morgan Stanley	37	5,408	5,572	182
EMCOR Group, Inc.	Morgan Stanley	111	10,382	13,674	3,330
Emerson Electric Co.	Morgan Stanley	57	5,116	5,486	399
Enerpac Tool Group Corp.	Morgan Stanley	2	54	53	(1)
EnerSys	Morgan Stanley	32	3,074	3,127	53
Fortive Corp.	Morgan Stanley	68	4,227	4,742	529
Generac Holdings, Inc.	Morgan Stanley	49	14,471	20,342	7,435
General Dynamics Corp.	Morgan Stanley	44	6,525	8,283	1,811
Gibraltar Industries, Inc.	Morgan Stanley	2	123	153	29
Graco, Inc.	Morgan Stanley	30	2,303	2,271	(32)
Granite Construction, Inc.	Morgan Stanley	320	12,443	13,290	905
Herc Holdings, Inc.	Morgan Stanley	18	1,711	2,017	306
Hillenbrand, Inc.	Morgan Stanley	13	564	573	4
Honeywell International, Inc.	Morgan Stanley	38	8,432	8,335	(88)
Howmet Aerospace, Inc.	Morgan Stanley	244	4,097	8,411	4,313
Huntington Ingalls Industries, Inc.	Morgan Stanley	19	3,321	4,004	727
Ingersoll Rand, Inc.	Morgan Stanley	738	35,991	36,022	(34)
ITT, Inc.	Morgan Stanley	30	2,686	2,748	62
John Bean Technologies Corp.	Morgan Stanley	50	6,934	7,131	201
Johnson Controls International PLC (Ireland)	Morgan Stanley	311	17,177	21,344	4,323
Lennox International, Inc.	Morgan Stanley	34	11,216	11,927	766
Lockheed Martin Corp.	Morgan Stanley	20	6,999	7,567	620
Masco Corp.	Morgan Stanley	17	975	1,001	30
MasTec, Inc.	Morgan Stanley	133	13,050	14,111	1,061
Middleby Corp. (The)	Morgan Stanley	61	9,681	10,569	924
MRC Global, Inc.	Morgan Stanley	1,831	10,418	17,211	6,793
MYR Group, Inc.	Morgan Stanley	27	2,181	2,455	273
Nordson Corp.	Morgan Stanley	32	6,641	7,024	388
Northrop Grumman Corp.	Morgan Stanley	253	87,288	91,948	5,161
NOW, Inc.	Morgan Stanley	7,788	56,619	73,908	17,289
nVent Electric PLC (Ireland)	Morgan Stanley	8	247	250	3
Oshkosh Corp.	Morgan Stanley	73	9,346	9,099	(248)
Owens Corning	Morgan Stanley	309	30,157	30,251	94
Parker-Hannifin Corp.	Morgan Stanley	83	22,879	25,490	2,705
Pentair PLC (Ireland)	Morgan Stanley	131	8,110	8,841	740
Quanta Services, Inc.	Morgan Stanley	23	1,979	2,083	106
Regal Beloit Corp.	Morgan Stanley	1	116	133	18
Rush Enterprises, Inc., Class A	Morgan Stanley	10	427	432	5
SiteOne Landscape Supply, Inc.	Morgan Stanley	30	4,881	5,078	197
Snap-on, Inc.	Morgan Stanley	156	28,461	34,855	6,688
SPX FLOW, Inc.	Morgan Stanley	25	1,670	1,631	(37)
Stanley Black & Decker, Inc.	Morgan Stanley	212	40,925	43,458	2,708
Teledyne Technologies, Inc.	Morgan Stanley	44	18,139	18,429	289
Tennant Co.	Morgan Stanley	9	743	719	(24)
Terex Corp.	Morgan Stanley	420	21,318	20,000	(1,281)
Textron, Inc.	Morgan Stanley	83	5,557	5,708	152
Toro Co. (The)	Morgan Stanley	128	12,217	14,065	1,922

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
TPI Composites, Inc.	Morgan Stanley	142	$6,268	$6,876	$608
Trane Technologies PLC (Ireland)	Morgan Stanley	15	2,239	2,762	540
TriMas Corp.	Morgan Stanley	3	90	91	—
United Rentals, Inc.	Morgan Stanley	24	7,389	7,656	267
Watsco, Inc.	Morgan Stanley	26	5,894	7,453	1,664
Watts Water Technologies, Inc., Class A	Morgan Stanley	18	2,270	2,626	360
		17,052	785,096	893,432	113,218
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	192	7,495	8,515	1,117
ASGN, Inc.	Morgan Stanley	5	486	485	(2)
Brady Corp., Class A	Morgan Stanley	10	556	560	4
Brink's Co. (The)	Morgan Stanley	88	6,872	6,762	(93)
Clean Harbors, Inc.	Morgan Stanley	2	176	186	10
Copart, Inc.	Morgan Stanley	39	4,878	5,141	263
CoreCivic, Inc.	Morgan Stanley	216	1,685	2,262	576
Deluxe Corp.	Morgan Stanley	1,216	34,532	58,088	24,650
Driven Brands Holdings, Inc.	Morgan Stanley	3	92	93	1
Healthcare Services Group, Inc.	Morgan Stanley	3,551	74,477	112,105	39,792
Heidrick & Struggles International, Inc.	Morgan Stanley	1	44	45	—
Herman Miller, Inc.	Morgan Stanley	6	276	283	6
HNI Corp.	Morgan Stanley	90	3,995	3,957	(25)
IAA, Inc.	Morgan Stanley	75	4,037	4,090	53
ICF International, Inc.	Morgan Stanley	31	2,784	2,724	(55)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	8	900	901	1
Interface, Inc.	Morgan Stanley	41	640	627	(13)
Jacobs Engineering Group, Inc.	Morgan Stanley	104	11,696	13,876	2,222
Leidos Holdings, Inc.	Morgan Stanley	147	15,173	14,862	(261)
ManpowerGroup, Inc.	Morgan Stanley	6	699	713	14
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	2,340	62,864	57,728	(5,137)
Republic Services, Inc.	Morgan Stanley	79	8,091	8,691	645
Robert Half International, Inc.	Morgan Stanley	76	5,804	6,762	990
Rollins, Inc.	Morgan Stanley	628	21,239	21,478	247
SP Plus Corp.	Morgan Stanley	1,198	24,667	36,647	11,980
Steelcase, Inc., Class A	Morgan Stanley	3,779	39,483	57,101	18,753
Tetra Tech, Inc.	Morgan Stanley	1	87	122	35
Thomson Reuters Corp. (Canada)	Morgan Stanley	432	35,920	42,906	7,281
TriNet Group, Inc.	Morgan Stanley	4	290	290	(1)
UniFirst Corp.	Morgan Stanley	10	2,231	2,346	118
		14,378	372,169	470,346	103,171
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	29	1,424	1,433	8
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	21	1,669	1,646	(24)
Brunswick Corp.	Morgan Stanley	64	6,309	6,376	66
Century Communities, Inc.	Morgan Stanley	3	200	200	(1)
DR Horton, Inc.	Morgan Stanley	11	973	994	21
Garmin Ltd. (Switzerland)	Morgan Stanley	63	6,726	9,112	2,480
G-III Apparel Group Ltd.	Morgan Stanley	1,224	14,383	40,221	25,838
GoPro, Inc., Class A	Morgan Stanley	260	2,977	3,029	52

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Hasbro, Inc.	Morgan Stanley	23	$2,220	$2,174	$(46)
iRobot Corp.	Morgan Stanley	44	4,264	4,109	(155)
Kontoor Brands, Inc.	Morgan Stanley	8	191	451	269
La-Z-Boy, Inc.	Morgan Stanley	26	821	963	152
Mattel, Inc.	Morgan Stanley	295	5,911	5,929	19
Mohawk Industries, Inc.	Morgan Stanley	8	1,490	1,538	47
Newell Brands, Inc.	Morgan Stanley	160	4,221	4,395	206
Polaris, Inc.	Morgan Stanley	107	14,095	14,655	558
PulteGroup, Inc.	Morgan Stanley	50	2,703	2,728	25
Skyline Champion Corp.	Morgan Stanley	250	11,817	13,325	1,508
Smith & Wesson Brands, Inc.	Morgan Stanley	840	13,431	29,148	15,871
Sonos, Inc.	Morgan Stanley	294	10,759	10,358	(402)
Steven Madden Ltd.	Morgan Stanley	4,888	103,339	213,899	112,026
Sturm Ruger & Co., Inc.	Morgan Stanley	162	10,472	14,577	4,447
Tupperware Brands Corp.	Morgan Stanley	55	1,378	1,306	(73)
Whirlpool Corp.	Morgan Stanley	129	30,230	28,125	(1,922)
		9,014	252,003	410,691	160,970
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	1,051	32,990	37,458	4,467
Bloomin' Brands, Inc.	Morgan Stanley	28	716	760	44
Boyd Gaming Corp.	Morgan Stanley	84	5,340	5,165	(175)
Brinker International, Inc.	Morgan Stanley	180	10,461	11,133	665
Caesars Entertainment, Inc.	Morgan Stanley	36	3,477	3,735	258
Chegg, Inc.	Morgan Stanley	34	2,549	2,826	276
Choice Hotels International, Inc.	Morgan Stanley	3	355	357	2
Darden Restaurants, Inc.	Morgan Stanley	76	10,874	11,095	221
Everi Holdings, Inc.	Morgan Stanley	65	1,144	1,621	538
Expedia Group, Inc.	Morgan Stanley	122	20,599	19,973	(627)
Golden Entertainment, Inc.	Morgan Stanley	31	1,345	1,389	43
Graham Holdings Co., Class B	Morgan Stanley	10	5,870	6,339	484
Grand Canyon Education, Inc.	Morgan Stanley	294	29,255	26,451	(2,804)
International Game Technology PLC (United Kingdom)	Morgan Stanley	87	2,070	2,085	14
Jack in the Box, Inc.	Morgan Stanley	363	32,727	40,453	8,088
Marriott International, Inc., Class A	Morgan Stanley	163	23,396	22,253	(1,144)
McDonald's Corp.	Morgan Stanley	19	4,416	4,389	(27)
Papa John's International, Inc.	Morgan Stanley	125	10,111	13,055	3,067
Penn National Gaming, Inc.	Morgan Stanley	197	15,181	15,069	(112)
Perdoceo Education Corp.	Morgan Stanley	5,094	74,685	62,503	(12,182)
Red Rock Resorts, Inc., Class A	Morgan Stanley	3	112	127	16
Service Corp. International	Morgan Stanley	268	14,311	14,362	106
Starbucks Corp.	Morgan Stanley	59	6,556	6,597	40
Texas Roadhouse, Inc.	Morgan Stanley	312	30,473	30,014	(406)
Vail Resorts, Inc.	Morgan Stanley	82	26,259	25,955	(305)
Wendy's Co. (The)	Morgan Stanley	223	5,106	5,223	126
Yum! Brands, Inc.	Morgan Stanley	122	12,137	14,034	2,011
		9,131	382,515	384,421	2,684
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	45	7,144	6,939	(205)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	544	$119,541	$151,188	$31,647
BlackRock, Inc.	Morgan Stanley	5	4,028	4,375	367
Franklin Resources, Inc.	Morgan Stanley	51	1,626	1,631	57
Invesco Ltd. (Bermuda)	Morgan Stanley	272	7,340	7,271	(52)
Moody's Corp.	Morgan Stanley	15	5,106	5,436	332
Morningstar, Inc.	Morgan Stanley	14	3,143	3,600	485
Nasdaq, Inc.	Morgan Stanley	56	7,188	9,845	2,730
S&P Global, Inc.	Morgan Stanley	10	4,100	4,104	4
T Rowe Price Group, Inc.	Morgan Stanley	103	18,114	20,391	2,702
		1,115	177,330	214,780	38,067
Energy
Antero Midstream Corp.	Morgan Stanley	1	5	10	6
Antero Resources Corp.	Morgan Stanley	3,591	32,742	53,973	21,230
APA Corp.	Morgan Stanley	1	9	22	12
Bonanza Creek Energy, Inc.	Morgan Stanley	100	4,372	4,707	361
Cabot Oil & Gas Corp.	Morgan Stanley	584	9,862	10,197	306
Cactus, Inc., Class A	Morgan Stanley	42	925	1,542	622
California Resources Corp.	Morgan Stanley	2	59	60	1
Callon Petroleum Co.	Morgan Stanley	253	9,222	14,596	5,373
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	85	3,015	3,084	68
Centennial Resource Development, Inc., Class A	Morgan Stanley	402	2,594	2,726	131
Cimarex Energy Co.	Morgan Stanley	458	31,123	33,182	2,095
CNX Resources Corp.	Morgan Stanley	392	5,216	5,355	139
Comstock Resources, Inc.	Morgan Stanley	1,104	6,383	7,364	991
Continental Resources, Inc.	Morgan Stanley	136	4,257	5,172	915
Core Laboratories N.V. (Netherlands)	Morgan Stanley	21	290	818	528
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	11,134	57,867	72,260	17,486
DMC Global, Inc.	Morgan Stanley	958	34,756	53,849	19,093
EOG Resources, Inc.	Morgan Stanley	372	29,862	31,040	1,178
Extraction Oil & Gas, Inc.	Morgan Stanley	14	772	769	(4)
Exxon Mobil Corp.	Morgan Stanley	551	32,267	34,757	2,725
Green Plains, Inc.	Morgan Stanley	372	9,643	12,507	2,871
Halliburton Co.	Morgan Stanley	394	7,323	9,109	1,808
Hess Corp.	Morgan Stanley	573	45,739	50,034	4,426
Imperial Oil Ltd. (Canada)	Morgan Stanley	168	5,583	5,107	(482)
Kinder Morgan, Inc.	Morgan Stanley	1,282	22,038	23,371	1,562
Kosmos Energy Ltd.	Morgan Stanley	26,326	38,173	91,088	52,915
Marathon Oil Corp.	Morgan Stanley	998	10,509	13,593	3,129
Marathon Petroleum Corp.	Morgan Stanley	114	4,933	6,888	2,087
New Fortress Energy, Inc.	Morgan Stanley	97	4,259	3,674	(674)
Oasis Petroleum, Inc.	Morgan Stanley	45	3,439	4,525	1,096
Occidental Petroleum Corp.	Morgan Stanley	115	1,444	3,596	2,150
Oceaneering International, Inc.	Morgan Stanley	730	9,480	11,366	1,885
ONEOK, Inc.	Morgan Stanley	88	4,635	4,896	261
Ovintiv, Inc.	Morgan Stanley	1,098	28,664	34,554	5,989
PDC Energy, Inc.	Morgan Stanley	204	9,073	9,341	284
Range Resources Corp.	Morgan Stanley	321	3,157	5,380	2,222
SM Energy Co.	Morgan Stanley	2,919	17,186	71,895	54,738
Suncor Energy, Inc. (Canada)	Morgan Stanley	1,306	30,515	31,305	912

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
TC Energy Corp. (Canada)	Morgan Stanley	463	$23,361	$22,928	$(167)
Transocean Ltd. (Switzerland)	Morgan Stanley	1,168	4,272	5,279	1,007
Vermilion Energy, Inc. (Canada)	Morgan Stanley	897	7,010	7,849	838
Whiting Petroleum Corp.	Morgan Stanley	211	7,190	11,510	4,320
World Fuel Services Corp.	Morgan Stanley	1,293	35,207	41,027	6,290
		61,383	598,431	816,305	222,723
Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	794	24,517	30,418	6,193
Sprouts Farmers Market, Inc.	Morgan Stanley	240	5,706	5,964	258
Sysco Corp.	Morgan Stanley	191	12,182	14,850	2,796
United Natural Foods, Inc.	Morgan Stanley	338	11,480	12,499	1,019
Walgreens Boots Alliance, Inc.	Morgan Stanley	325	12,769	17,098	4,641
Walmart, Inc.	Morgan Stanley	170	22,970	23,973	1,126
Weis Markets, Inc.	Morgan Stanley	292	14,466	15,085	912
		2,350	104,090	119,887	16,945
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	506	21,680	24,126	3,229
Archer-Daniels-Midland Co.	Morgan Stanley	42	2,538	2,545	21
Bunge Ltd. (Bermuda)	Morgan Stanley	187	15,799	14,614	(1,093)
Coca-Cola Co. (The)	Morgan Stanley	334	16,352	18,073	2,007
Coca-Cola Consolidated, Inc.	Morgan Stanley	140	38,577	56,298	17,825
Conagra Brands, Inc.	Morgan Stanley	471	16,354	17,135	1,089
Constellation Brands, Inc., Class A	Morgan Stanley	26	5,943	6,081	148
Darling Ingredients, Inc.	Morgan Stanley	182	12,650	12,285	(365)
Flowers Foods, Inc.	Morgan Stanley	543	12,299	13,141	1,068
General Mills, Inc.	Morgan Stanley	137	7,788	8,347	704
Hain Celestial Group, Inc. (The)	Morgan Stanley	328	13,595	13,159	(553)
Hershey Co. (The)	Morgan Stanley	212	35,475	36,926	1,635
Hostess Brands, Inc.	Morgan Stanley	166	2,598	2,688	90
J M Smucker Co. (The)	Morgan Stanley	101	11,392	13,087	1,873
John B Sanfilippo & Son, Inc.	Morgan Stanley	243	19,585	21,522	2,537
Kellogg Co.	Morgan Stanley	94	5,398	6,047	756
Kraft Heinz Co. (The)	Morgan Stanley	1,542	57,294	62,883	6,273
Molson Coors Beverage Co., Class B	Morgan Stanley	137	5,748	7,356	1,607
Mondelez International, Inc., Class A	Morgan Stanley	328	18,071	20,480	2,615
Monster Beverage Corp.	Morgan Stanley	170	14,340	15,529	1,190
National Beverage Corp.	Morgan Stanley	2	79	94	15
Philip Morris International, Inc.	Morgan Stanley	25	2,467	2,478	(150)
Sanderson Farms, Inc.	Morgan Stanley	56	9,122	10,526	1,447
SunOpta, Inc. (Canada)	Morgan Stanley	715	9,722	8,752	(971)
TreeHouse Foods, Inc.	Morgan Stanley	985	42,168	43,852	1,719
Tyson Foods, Inc., Class A	Morgan Stanley	193	11,275	14,236	3,218
		7,865	408,309	452,260	47,934
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	300	34,839	34,779	140
Acadia Healthcare Co., Inc.	Morgan Stanley	339	19,689	21,272	1,582
Align Technology, Inc.	Morgan Stanley	45	23,327	27,495	4,168
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	4,137	39,211	76,576	37,401

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Amedisys, Inc.	Morgan Stanley	14	$3,483	$3,429	$(54)
AmerisourceBergen Corp.	Morgan Stanley	73	7,102	8,358	1,320
AngioDynamics, Inc.	Morgan Stanley	43	1,024	1,167	142
Anthem, Inc.	Morgan Stanley	11	4,143	4,200	67
Avanos Medical, Inc.	Morgan Stanley	1	36	36	(654)
Becton Dickinson and Co.	Morgan Stanley	42	10,170	10,214	101
Boston Scientific Corp.	Morgan Stanley	116	4,918	4,960	42
Cerner Corp.	Morgan Stanley	74	5,251	5,784	563
Change Healthcare, Inc.	Morgan Stanley	239	5,604	5,507	(97)
Cigna Corp.	Morgan Stanley	23	5,559	5,453	(101)
Community Health Systems, Inc.	Morgan Stanley	569	4,455	8,785	4,330
CONMED Corp.	Morgan Stanley	1	135	137	2
Cooper Cos., Inc. (The)	Morgan Stanley	26	9,951	10,303	352
CVS Health Corp.	Morgan Stanley	330	22,456	27,535	5,396
Danaher Corp.	Morgan Stanley	231	50,648	61,991	11,767
DENTSPLY SIRONA, Inc.	Morgan Stanley	135	8,647	8,540	(101)
Ensign Group, Inc. (The)	Morgan Stanley	91	7,681	7,887	212
Envista Holdings Corp.	Morgan Stanley	1,425	61,500	61,574	74
Fulgent Genetics, Inc.	Morgan Stanley	478	35,625	44,086	8,585
Globus Medical, Inc., Class A	Morgan Stanley	69	4,930	5,350	431
HCA Healthcare, Inc.	Morgan Stanley	88	16,760	18,193	1,474
Hill-Rom Holdings, Inc.	Morgan Stanley	57	5,663	6,475	943
Hologic, Inc.	Morgan Stanley	1	61	67	5
ICU Medical, Inc.	Morgan Stanley	50	10,212	10,290	78
IDEXX Laboratories, Inc.	Morgan Stanley	29	12,722	18,315	6,064
Inogen, Inc.	Morgan Stanley	10	661	652	(9)
Integra LifeSciences Holdings Corp.	Morgan Stanley	18	1,241	1,228	(13)
Intuitive Surgical, Inc.	Morgan Stanley	15	12,941	13,795	854
Laboratory Corp. of America Holdings	Morgan Stanley	254	57,497	70,066	12,600
LHC Group, Inc.	Morgan Stanley	26	5,020	5,207	187
McKesson Corp.	Morgan Stanley	158	27,545	30,216	2,763
MEDNAX, Inc.	Morgan Stanley	415	10,862	12,512	1,650
Medtronic PLC (Ireland)	Morgan Stanley	150	18,173	18,619	555
Meridian Bioscience, Inc.	Morgan Stanley	438	8,554	9,715	1,156
Merit Medical Systems, Inc.	Morgan Stanley	98	6,050	6,337	286
ModivCare, Inc.	Morgan Stanley	74	6,992	12,585	5,593
Molina Healthcare, Inc.	Morgan Stanley	64	15,849	16,196	359
Natus Medical, Inc.	Morgan Stanley	2,110	38,318	54,818	16,500
NextGen Healthcare, Inc.	Morgan Stanley	2	28	33	5
Omnicell, Inc.	Morgan Stanley	310	39,951	46,949	7,149
Owens & Minor, Inc.	Morgan Stanley	236	6,190	9,990	3,800
Quest Diagnostics, Inc.	Morgan Stanley	427	51,552	56,351	5,425
Quidel Corp.	Morgan Stanley	487	57,629	62,394	3,469
Shockwave Medical, Inc.	Morgan Stanley	37	7,169	7,020	(150)
SmileDirectClub, Inc.	Morgan Stanley	241	2,095	2,092	(3)
STAAR Surgical Co.	Morgan Stanley	16	1,799	2,440	641
Stryker Corp.	Morgan Stanley	9	2,330	2,338	11
Tenet Healthcare Corp.	Morgan Stanley	9	497	603	106
Tivity Health, Inc.	Morgan Stanley	22	510	579	68

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
UnitedHealth Group, Inc.	Morgan Stanley	75	$26,001	$30,033	$4,191
Varex Imaging Corp.	Morgan Stanley	3	80	80	—
ViewRay, Inc.	Morgan Stanley	116	699	766	66
Vocera Communications, Inc.	Morgan Stanley	85	3,164	3,387	224
		14,942	825,199	975,759	151,715
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	96	7,372	7,810	480
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	115	28,971	36,579	7,743
Inter Parfums, Inc.	Morgan Stanley	14	1,029	1,008	(19)
Procter & Gamble Co. (The)	Morgan Stanley	112	14,418	15,112	779
Spectrum Brands Holdings, Inc.	Morgan Stanley	108	8,885	9,184	354
		445	60,675	69,693	9,337
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	1	287	288	—
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	2,543	19,909	19,454	(352)
Alcoa Corp.	Morgan Stanley	474	17,563	17,462	(214)
Ashland Global Holdings, Inc.	Morgan Stanley	227	19,531	19,862	438
Avery Dennison Corp.	Morgan Stanley	32	6,805	6,728	(62)
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	296	9,308	9,025	(283)
Balchem Corp.	Morgan Stanley	12	1,486	1,575	88
Barrick Gold Corp. (Canada)	Morgan Stanley	1,568	34,047	32,426	(1,574)
Carpenter Technology Corp.	Morgan Stanley	804	16,866	32,337	15,948
CF Industries Holdings, Inc.	Morgan Stanley	2	98	103	4
Compass Minerals International, Inc.	Morgan Stanley	33	2,191	1,956	(222)
Corteva, Inc.	Morgan Stanley	120	5,518	5,322	(181)
Crown Holdings, Inc.	Morgan Stanley	19	1,901	1,942	40
Domtar Corp.	Morgan Stanley	80	4,304	4,397	93
Dow, Inc.	Morgan Stanley	177	10,927	11,201	397
DuPont de Nemours, Inc.	Morgan Stanley	1,082	88,459	83,758	(4,385)
Eagle Materials, Inc.	Morgan Stanley	91	13,260	12,932	(311)
Eastman Chemical Co.	Morgan Stanley	30	3,337	3,502	187
Ferro Corp.	Morgan Stanley	85	1,831	1,833	2
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	755	4,823	4,190	(633)
Freeport-McMoRan, Inc.	Morgan Stanley	414	14,726	15,364	648
Greif, Inc., Class A	Morgan Stanley	1	60	61	—
Hecla Mining Co.	Morgan Stanley	295	1,738	2,195	461
Huntsman Corp.	Morgan Stanley	97	2,684	2,572	(101)
IAMGOLD Corp. (Canada)	Morgan Stanley	7,813	26,138	23,048	(3,090)
Innospec, Inc.	Morgan Stanley	38	3,769	3,443	(322)
International Paper Co.	Morgan Stanley	128	7,942	7,848	(47)
Kaiser Aluminum Corp.	Morgan Stanley	683	43,903	84,344	41,881
Kinross Gold Corp. (Canada)	Morgan Stanley	1,178	7,547	7,480	(67)
Kraton Corp.	Morgan Stanley	647	9,601	20,892	11,290
Kronos Worldwide, Inc.	Morgan Stanley	11	170	158	(13)
Linde PLC (Ireland)	Morgan Stanley	114	29,001	32,957	4,056
Louisiana-Pacific Corp.	Morgan Stanley	225	14,988	13,565	(1,417)
Martin Marietta Materials, Inc.	Morgan Stanley	12	3,972	4,222	257
Minerals Technologies, Inc.	Morgan Stanley	6	472	472	—

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Mosaic Co. (The)	Morgan Stanley	1,196	$41,192	$38,164	$(3,028)
NewMarket Corp.	Morgan Stanley	206	76,733	66,328	(8,887)
Newmont Corp.	Morgan Stanley	162	9,525	10,268	795
Nucor Corp.	Morgan Stanley	91	7,423	8,730	1,343
O-I Glass, Inc.	Morgan Stanley	393	6,153	6,418	265
PPG Industries, Inc.	Morgan Stanley	61	8,757	10,356	1,652
Pretium Resources, Inc. (Canada)	Morgan Stanley	1,345	16,035	12,858	(3,253)
Reliance Steel & Aluminum Co.	Morgan Stanley	78	11,879	11,770	(109)
Sealed Air Corp.	Morgan Stanley	175	7,505	10,369	2,941
Sherwin-Williams Co. (The)	Morgan Stanley	20	4,723	5,449	743
Southern Copper Corp.	Morgan Stanley	20	1,281	1,286	5
Trinseo S.A. (Luxembourg)	Morgan Stanley	341	20,693	20,405	(276)
Vulcan Materials Co.	Morgan Stanley	164	29,579	28,547	(1,053)
Westlake Chemical Corp.	Morgan Stanley	241	24,292	21,712	(2,533)
Westrock Co.	Morgan Stanley	33	1,771	1,756	(15)
Worthington Industries, Inc.	Morgan Stanley	108	5,097	6,607	1,568
		24,727	701,800	749,937	52,674
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	545	41,889	52,015	10,382
Alphabet, Inc., Class A	Morgan Stanley	17	37,835	41,510	3,675
Altice U.S.A., Inc., Class A	Morgan Stanley	192	6,512	6,555	42
AMC Networks, Inc., Class A	Morgan Stanley	6	293	401	108
Cargurus, Inc.	Morgan Stanley	80	1,937	2,098	162
Cars.com, Inc.	Morgan Stanley	21	304	301	(3)
Charter Communications, Inc., Class A	Morgan Stanley	20	11,849	14,429	2,580
Comcast Corp., Class A	Morgan Stanley	124	6,763	7,070	307
DISH Network Corp., Class A	Morgan Stanley	261	10,748	10,910	162
Facebook, Inc., Class A	Morgan Stanley	181	48,080	62,935	14,856
Fox Corp., Class A	Morgan Stanley	281	10,090	10,434	358
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	887	28,665	28,819	338
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	2,902	24,707	53,107	28,460
Madison Square Garden Sports Corp.	Morgan Stanley	205	34,852	35,377	524
Meredith Corp.	Morgan Stanley	161	3,066	6,994	3,927
MSG Networks, Inc., Class A	Morgan Stanley	5,353	52,159	78,047	25,851
Netflix, Inc.	Morgan Stanley	114	55,551	60,216	4,669
New York Times Co. (The), Class A	Morgan Stanley	231	9,591	10,060	488
News Corp., Class A	Morgan Stanley	79	1,892	2,036	148
Omnicom Group, Inc.	Morgan Stanley	14	1,111	1,120	8
Snap, Inc., Class A	Morgan Stanley	691	45,079	47,085	2,005
Take-Two Interactive Software, Inc.	Morgan Stanley	217	39,371	38,413	(958)
TechTarget, Inc.	Morgan Stanley	71	4,968	5,502	547
TEGNA, Inc.	Morgan Stanley	202	2,776	3,790	1,050
Twitter, Inc.	Morgan Stanley	423	22,116	29,107	6,990
ViacomCBS, Inc., Class B	Morgan Stanley	84	3,224	3,797	593
Warner Music Group Corp., Class A	Morgan Stanley	416	12,590	14,993	2,554
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	228	12,507	13,199	718
Yelp, Inc.	Morgan Stanley	194	7,634	7,752	118
		14,200	538,159	648,072	110,659

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	8	$180	$176	$(5)
Agilent Technologies, Inc.	Morgan Stanley	57	5,863	8,425	2,590
Amneal Pharmaceuticals, Inc.	Morgan Stanley	5	26	26	—
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	11	218	222	4
Atea Pharmaceuticals, Inc.	Morgan Stanley	86	1,992	1,847	(145)
BioCryst Pharmaceuticals, Inc.	Morgan Stanley	170	2,590	2,688	71
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	87	48,036	56,053	8,689
Blueprint Medicines Corp.	Morgan Stanley	43	3,837	3,782	(87)
Bruker Corp.	Morgan Stanley	21	1,483	1,596	112
Cassava Sciences, Inc.	Morgan Stanley	555	41,713	47,419	5,706
Charles River Laboratories International, Inc.	Morgan Stanley	24	7,742	8,878	1,136
Denali Therapeutics, Inc.	Morgan Stanley	132	5,257	10,354	5,217
Dynavax Technologies Corp.	Morgan Stanley	44	434	433	(1)
Emergent BioSolutions, Inc.	Morgan Stanley	41	2,448	2,583	141
FibroGen, Inc.	Morgan Stanley	32	870	852	(18)
Gilead Sciences, Inc.	Morgan Stanley	26	1,771	1,790	19
Halozyme Therapeutics, Inc.	Morgan Stanley	343	14,053	15,576	1,628
HEXO Corp. (Canada)	Morgan Stanley	1,261	8,104	7,314	(855)
Innoviva, Inc.	Morgan Stanley	3,744	44,656	50,207	5,598
Instil Bio, Inc.	Morgan Stanley	2	41	39	(2)
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	552	6,306	7,104	820
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	29	4,672	5,152	480
Johnson & Johnson	Morgan Stanley	223	33,167	36,737	3,954
Luminex Corp.	Morgan Stanley	140	3,129	5,152	2,065
Medpace Holdings, Inc.	Morgan Stanley	1	110	177	67
Merck & Co., Inc.	Morgan Stanley	44	3,112	3,422	535
PerkinElmer, Inc.	Morgan Stanley	363	51,014	56,051	5,038
Pfizer, Inc.	Morgan Stanley	2,140	79,160	83,802	5,060
Prelude Therapeutics, Inc.	Morgan Stanley	1	30	29	(1)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	1,065	38,847	55,486	16,640
Protagonist Therapeutics, Inc.	Morgan Stanley	20	858	898	40
Sage Therapeutics, Inc.	Morgan Stanley	548	40,541	31,132	(9,409)
Sundial Growers, Inc. (Canada)	Morgan Stanley	2,912	2,687	2,763	76
Syneos Health, Inc.	Morgan Stanley	34	2,840	3,043	248
Thermo Fisher Scientific, Inc.	Morgan Stanley	26	11,495	13,116	1,634
Translate Bio, Inc.	Morgan Stanley	168	2,906	4,627	1,759
United Therapeutics Corp.	Morgan Stanley	31	5,406	5,562	155
Vertex Pharmaceuticals, Inc.	Morgan Stanley	309	60,150	62,304	1,931
Waters Corp.	Morgan Stanley	44	11,774	15,207	3,432
Zoetis, Inc.	Morgan Stanley	9	1,313	1,677	366
		15,351	550,831	613,701	64,688
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	3	98	96	(3)
Abercrombie & Fitch Co., Class A	Morgan Stanley	3,386	45,970	157,212	111,241
Advance Auto Parts, Inc.	Morgan Stanley	364	54,766	74,671	20,408
Amazon.com, Inc.	Morgan Stanley	15	45,884	51,602	5,718
Asbury Automotive Group, Inc.	Morgan Stanley	1	93	171	78
AutoNation, Inc.	Morgan Stanley	25	1,320	2,370	1,050
AutoZone, Inc.	Morgan Stanley	13	14,306	19,399	5,092

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Best Buy Co., Inc.	Morgan Stanley	1	$108	$115	$7
Buckle, Inc. (The)	Morgan Stanley	354	7,193	17,611	11,917
Dick's Sporting Goods, Inc.	Morgan Stanley	9	836	902	65
eBay, Inc.	Morgan Stanley	115	5,386	8,074	2,747
Etsy, Inc.	Morgan Stanley	80	14,165	16,467	2,838
Five Below, Inc.	Morgan Stanley	15	2,893	2,899	6
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	160	15,906	16,912	1,020
Genuine Parts Co.	Morgan Stanley	133	14,787	16,820	2,193
Group 1 Automotive, Inc.	Morgan Stanley	78	11,446	12,046	647
Guess?, Inc.	Morgan Stanley	1	12	26	14
Hibbett, Inc.	Morgan Stanley	31	2,555	2,779	223
Home Depot, Inc. (The)	Morgan Stanley	37	11,350	11,799	449
Lands' End, Inc.	Morgan Stanley	19	641	780	139
LKQ Corp.	Morgan Stanley	348	15,372	17,129	1,753
Lowe's Cos., Inc.	Morgan Stanley	72	13,144	13,966	853
Macy's, Inc.	Morgan Stanley	5,402	32,735	102,422	69,686
MarineMax, Inc.	Morgan Stanley	44	2,104	2,145	40
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	263	22,340	22,126	(214)
O'Reilly Automotive, Inc.	Morgan Stanley	24	11,681	13,589	1,965
Overstock.com, Inc.	Morgan Stanley	192	13,533	17,702	4,878
Qurate Retail, Inc.	Morgan Stanley	2,046	17,072	26,782	12,087
RH	Morgan Stanley	4	2,741	2,716	(25)
Shutterstock, Inc.	Morgan Stanley	683	43,258	67,050	24,014
Stitch Fix, Inc., Class A	Morgan Stanley	12	739	724	(15)
Target Corp.	Morgan Stanley	272	62,190	65,753	4,104
Ulta Beauty, Inc.	Morgan Stanley	15	5,062	5,187	124
Urban Outfitters, Inc.	Morgan Stanley	193	3,950	7,955	4,005
Wayfair, Inc., Class A	Morgan Stanley	166	50,649	52,408	1,759
Williams-Sonoma, Inc.	Morgan Stanley	3	504	479	(25)
Zumiez, Inc.	Morgan Stanley	122	3,526	5,977	2,450
		14,701	550,315	836,861	293,288
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	39	434	923	494
Analog Devices, Inc.	Morgan Stanley	119	19,035	20,487	1,536
Applied Materials, Inc.	Morgan Stanley	59	7,132	8,402	1,270
Axcelis Technologies, Inc.	Morgan Stanley	244	5,827	9,862	4,035
Broadcom, Inc.	Morgan Stanley	98	42,970	46,730	4,455
Brooks Automation, Inc.	Morgan Stanley	24	2,289	2,287	(3)
Cirrus Logic, Inc.	Morgan Stanley	55	4,066	4,682	690
First Solar, Inc.	Morgan Stanley	1	61	90	29
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	83	4,504	4,465	(39)
Intel Corp.	Morgan Stanley	365	21,260	20,491	(726)
KLA Corp.	Morgan Stanley	46	13,915	14,914	1,034
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	1,830	67,139	117,266	50,127
MKS Instruments, Inc.	Morgan Stanley	162	28,549	28,828	290
NXP Semiconductors N.V. (Netherlands)	Morgan Stanley	216	41,811	44,435	2,915
ON Semiconductor Corp.	Morgan Stanley	201	7,310	7,694	408
Power Integrations, Inc.	Morgan Stanley	73	5,735	5,990	264
Qorvo, Inc.	Morgan Stanley	237	40,901	46,369	5,606

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
QUALCOMM, Inc.	Morgan Stanley	258	$33,666	$36,876	$3,378
Rambus, Inc.	Morgan Stanley	253	5,039	5,999	967
Skyworks Solutions, Inc.	Morgan Stanley	96	16,415	18,408	2,032
Synaptics, Inc.	Morgan Stanley	32	4,028	4,979	950
Texas Instruments, Inc.	Morgan Stanley	111	19,077	21,345	2,404
Ultra Clean Holdings, Inc.	Morgan Stanley	70	3,530	3,760	230
		4,672	394,693	475,282	82,346
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	140	35,372	41,271	6,020
Adobe, Inc.	Morgan Stanley	5	2,247	2,928	681
Alliance Data Systems Corp.	Morgan Stanley	4	424	417	(7)
ANSYS, Inc.	Morgan Stanley	6	2,043	2,082	39
Automatic Data Processing, Inc.	Morgan Stanley	254	41,861	50,449	9,034
Broadridge Financial Solutions, Inc.	Morgan Stanley	213	28,494	34,406	6,277
C3.ai, Inc., Class A	Morgan Stanley	26	1,530	1,626	96
Cadence Design Systems, Inc.	Morgan Stanley	84	10,736	11,493	757
Cerence, Inc.	Morgan Stanley	77	6,774	8,217	1,492
CGI, Inc. (Canada)	Morgan Stanley	381	27,538	34,519	6,980
Cloudera, Inc.	Morgan Stanley	603	9,539	9,564	25
CommVault Systems, Inc.	Morgan Stanley	48	3,207	3,752	544
Cornerstone OnDemand, Inc.	Morgan Stanley	656	22,903	33,836	10,933
CSG Systems International, Inc.	Morgan Stanley	927	39,436	43,736	5,164
Digital Turbine, Inc.	Morgan Stanley	204	13,599	15,510	1,911
DocuSign, Inc.	Morgan Stanley	205	51,595	57,312	5,717
Domo, Inc., Class B	Morgan Stanley	43	3,169	3,476	307
DXC Technology Co.	Morgan Stanley	99	3,868	3,855	(13)
Elastic N.V. (Netherlands)	Morgan Stanley	103	15,074	15,013	(61)
Everbridge, Inc.	Morgan Stanley	40	5,353	5,443	90
Fair Isaac Corp.	Morgan Stanley	14	6,818	7,038	220
Fiserv, Inc.	Morgan Stanley	521	54,248	55,690	1,441
Fortinet, Inc.	Morgan Stanley	37	7,584	8,813	1,229
Gartner, Inc.	Morgan Stanley	5	1,133	1,211	77
International Business Machines Corp.	Morgan Stanley	183	23,517	26,826	3,609
Intuit, Inc.	Morgan Stanley	24	10,544	11,764	1,220
J2 Global, Inc.	Morgan Stanley	59	7,252	8,115	938
Lightspeed POS, Inc., sub-voting shares (Canada)	Morgan Stanley	25	2,129	2,090	(40)
Mastercard, Inc., Class A	Morgan Stanley	20	7,328	7,302	(26)
Maximus, Inc.	Morgan Stanley	231	20,882	20,321	(548)
Microsoft Corp.	Morgan Stanley	201	43,889	54,451	10,780
Momentive Global, Inc.	Morgan Stanley	125	2,540	2,634	94
MongoDB, Inc.	Morgan Stanley	75	28,300	27,114	(1,186)
NortonLifeLock, Inc.	Morgan Stanley	320	8,153	8,710	573
Nutanix, Inc., Class A	Morgan Stanley	489	17,513	18,690	1,176
Open Text Corp. (Canada)	Morgan Stanley	744	31,865	37,795	6,288
Oracle Corp.	Morgan Stanley	645	49,613	50,207	594
Paychex, Inc.	Morgan Stanley	62	6,586	6,653	81
PayPal Holdings, Inc.	Morgan Stanley	124	28,292	36,144	7,851
Progress Software Corp.	Morgan Stanley	19	701	879	188
Proofpoint, Inc.	Morgan Stanley	54	9,375	9,383	7

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
PTC, Inc.	Morgan Stanley	2	$203	$283	$80
salesforce.com, Inc.	Morgan Stanley	84	17,755	20,519	2,763
SecureWorks Corp., Class A	Morgan Stanley	4	83	74	(9)
ServiceNow, Inc.	Morgan Stanley	23	10,955	12,640	1,685
Slack Technologies, Inc., Class A	Morgan Stanley	93	4,136	4,120	(16)
SPS Commerce, Inc.	Morgan Stanley	21	1,825	2,097	272
SS&C Technologies Holdings, Inc.	Morgan Stanley	316	23,138	22,771	(336)
Synopsys, Inc.	Morgan Stanley	22	5,156	6,067	911
Teradata Corp.	Morgan Stanley	319	7,272	15,940	8,668
Verint Systems, Inc.	Morgan Stanley	847	39,256	38,174	(1,082)
VeriSign, Inc.	Morgan Stanley	89	17,066	20,264	3,198
Vertex, Inc., Class A	Morgan Stanley	24	516	527	10
Visa, Inc., Class A	Morgan Stanley	64	13,425	14,964	1,563
Western Union Co. (The)	Morgan Stanley	92	2,198	2,113	(75)
Workiva, Inc.	Morgan Stanley	67	4,971	7,459	2,488
		10,162	840,979	948,747	110,672
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	533	16,582	21,304	4,722
Apple, Inc.	Morgan Stanley	308	37,519	42,184	4,728
Belden, Inc.	Morgan Stanley	401	13,968	20,279	6,389
Benchmark Electronics, Inc.	Morgan Stanley	28	834	797	(34)
Cambium Networks Corp. (Cayman Islands)	Morgan Stanley	16	744	774	29
Cisco Systems, Inc.	Morgan Stanley	472	20,950	25,016	4,248
Cognex Corp.	Morgan Stanley	17	1,261	1,429	248
Coherent, Inc.	Morgan Stanley	93	24,322	24,584	261
Corning, Inc.	Morgan Stanley	309	13,375	12,638	(691)
CTS Corp.	Morgan Stanley	3	109	111	3
Diebold Nixdorf, Inc.	Morgan Stanley	4	53	51	(4)
EchoStar Corp., Class A	Morgan Stanley	1,747	50,006	42,435	(7,600)
Extreme Networks, Inc.	Morgan Stanley	477	5,226	5,323	97
F5 Networks, Inc.	Morgan Stanley	4	748	747	(2)
Hewlett Packard Enterprise Co.	Morgan Stanley	1,067	16,740	15,557	(1,092)
HP, Inc.	Morgan Stanley	994	23,645	30,009	6,756
Keysight Technologies, Inc.	Morgan Stanley	114	16,081	17,603	1,604
Knowles Corp.	Morgan Stanley	264	5,335	5,211	(124)
Lumentum Holdings, Inc.	Morgan Stanley	57	3,883	4,676	793
NCR Corp.	Morgan Stanley	2,241	48,179	102,212	54,032
NetApp, Inc.	Morgan Stanley	308	25,030	25,201	170
NETGEAR, Inc.	Morgan Stanley	394	13,849	15,098	1,245
OSI Systems, Inc.	Morgan Stanley	701	55,204	71,250	16,046
Plantronics, Inc.	Morgan Stanley	188	6,676	7,845	1,192
Plexus Corp.	Morgan Stanley	3	274	274	—
Sanmina Corp.	Morgan Stanley	28	697	1,091	394
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	148	13,357	13,014	(344)
SYNNEX Corp.	Morgan Stanley	63	7,332	7,671	346
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	71	9,302	9,600	319
TTM Technologies, Inc.	Morgan Stanley	870	11,713	12,441	728
Ubiquiti, Inc.	Morgan Stanley	31	8,620	9,678	1,071
Viavi Solutions, Inc.	Morgan Stanley	129	2,075	2,278	212

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Vishay Intertechnology, Inc.	Morgan Stanley	119	$2,679	$2,683	$9
Vontier Corp.	Morgan Stanley	911	27,097	29,680	2,602
Xerox Holdings Corp.	Morgan Stanley	249	5,987	5,849	(76)
Zebra Technologies Corp., Class A	Morgan Stanley	35	16,466	18,532	2,066
		13,397	505,918	605,125	100,343
Telecommunication Services
AT&T, Inc.	Morgan Stanley	768	21,641	22,103	1,055
BCE, Inc. (Canada)	Morgan Stanley	5	246	247	—
Gogo, Inc.	Morgan Stanley	469	5,530	5,337	(193)
Iridium Communications, Inc.	Morgan Stanley	64	1,895	2,559	664
Lumen Technologies, Inc.	Morgan Stanley	413	5,273	5,613	481
T-Mobile U.S., Inc.	Morgan Stanley	99	13,329	14,338	1,008
Verizon Communications, Inc.	Morgan Stanley	669	36,641	37,484	1,261
		2,487	84,555	87,681	4,276
Transportation
Alaska Air Group, Inc.	Morgan Stanley	343	12,412	20,686	8,274
ArcBest Corp.	Morgan Stanley	2,008	68,150	116,845	49,175
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	781	44,074	53,194	9,119
CSX Corp.	Morgan Stanley	452	14,444	14,500	99
Expeditors International of Washington, Inc.	Morgan Stanley	62	7,496	7,849	381
FedEx Corp.	Morgan Stanley	94	25,764	28,043	2,338
Heartland Express, Inc.	Morgan Stanley	6	104	103	(1)
Hub Group, Inc., Class A	Morgan Stanley	92	6,404	6,070	(335)
Marten Transport Ltd,	Morgan Stanley	2	33	33	—
Old Dominion Freight Line, Inc.	Morgan Stanley	64	15,629	16,243	623
Ryder System, Inc.	Morgan Stanley	251	14,622	18,657	4,361
Saia, Inc.	Morgan Stanley	44	9,867	9,218	(649)
Schneider National, Inc., Class B	Morgan Stanley	47	1,070	1,023	(46)
Southwest Airlines Co.	Morgan Stanley	262	14,881	13,910	(972)
Union Pacific Corp.	Morgan Stanley	38	7,919	8,357	490
United Parcel Service, Inc., Class B	Morgan Stanley	122	21,971	25,372	3,622
Werner Enterprises, Inc.	Morgan Stanley	44	1,759	1,959	208
		4,712	266,599	342,062	76,687
Utilities
AES Corp. (The)	Morgan Stanley	460	11,615	11,992	442
Alliant Energy Corp.	Morgan Stanley	10	559	558	(1)
American States Water Co.	Morgan Stanley	2	160	159	(1)
American Water Works Co., Inc.	Morgan Stanley	5	768	771	2
Avista Corp.	Morgan Stanley	33	1,470	1,408	(58)
Dominion Energy, Inc.	Morgan Stanley	906	62,993	66,654	4,792
Duke Energy Corp.	Morgan Stanley	466	44,984	46,003	1,302
Exelon Corp.	Morgan Stanley	392	15,920	17,370	1,720
MDU Resources Group, Inc.	Morgan Stanley	561	18,420	17,582	(781)
National Fuel Gas Co.	Morgan Stanley	56	2,263	2,926	745
TransAlta Corp. (Canada)	Morgan Stanley	23	219	230	10
		2,914	159,371	165,653	8,172

Total Reference Entity — Long			8,710,412	10,456,201	1,794,797

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Short
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	(2,797)	$(134,905)	$(135,766)	$(1,559)
Dana, Inc.	Morgan Stanley	(3,363)	(85,141)	(79,905)	4,747
Dorman Products, Inc.	Morgan Stanley	(7)	(722)	(726)	(4)
Fox Factory Holding Corp.	Morgan Stanley	(699)	(96,545)	(108,806)	(13,025)
LCI Industries	Morgan Stanley	(764)	(95,220)	(100,405)	(7,150)
Lear Corp.	Morgan Stanley	(765)	(143,846)	(134,089)	9,045
Patrick Industries, Inc.	Morgan Stanley	(1,076)	(73,951)	(78,548)	(5,569)
Tesla, Inc.	Morgan Stanley	(49)	(33,502)	(33,305)	167
Workhorse Group, Inc.	Morgan Stanley	(3,533)	(58,139)	(58,612)	(524)
		(13,053)	(721,971)	(730,162)	(13,872)
Capital Goods
Advanced Drainage Systems, Inc.	Morgan Stanley	(48)	(5,579)	(5,595)	(22)
Air Lease Corp.	Morgan Stanley	(414)	(18,573)	(17,280)	1,277
Allison Transmission Holdings, Inc.	Morgan Stanley	(883)	(39,803)	(35,090)	4,717
American Woodmark Corp.	Morgan Stanley	(191)	(17,235)	(15,603)	1,617
Arcosa, Inc.	Morgan Stanley	(576)	(36,569)	(33,834)	2,687
Armstrong World Industries, Inc.	Morgan Stanley	(569)	(46,610)	(61,031)	(14,705)
Astec Industries, Inc.	Morgan Stanley	(299)	(16,116)	(18,819)	(2,894)
Axon Enterprise, Inc.	Morgan Stanley	(465)	(62,639)	(82,212)	(19,775)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(11,872)	(187,329)	(215,121)	(27,952)
Barnes Group, Inc.	Morgan Stanley	(268)	(14,679)	(13,735)	898
Bloom Energy Corp., Class A	Morgan Stanley	(2,591)	(60,406)	(69,620)	(9,266)
Boeing Co. (The)	Morgan Stanley	(1,383)	(338,922)	(331,312)	7,321
BWX Technologies, Inc.	Morgan Stanley	(994)	(66,413)	(57,771)	8,424
CAI International, Inc.	Morgan Stanley	(36)	(2,004)	(2,016)	(14)
Carrier Global Corp.	Morgan Stanley	(186)	(9,016)	(9,040)	(32)
Chart Industries, Inc.	Morgan Stanley	(110)	(17,436)	(16,095)	1,459
Construction Partners, Inc., Class A	Morgan Stanley	(2,156)	(54,643)	(67,698)	(13,103)
Cornerstone Building Brands, Inc.	Morgan Stanley	(1,873)	(33,202)	(34,051)	(878)
Dycom Industries, Inc.	Morgan Stanley	(547)	(43,460)	(40,768)	2,654
Energy Recovery, Inc.	Morgan Stanley	(404)	(8,419)	(9,203)	(791)
EnPro Industries, Inc.	Morgan Stanley	(113)	(10,644)	(10,978)	(360)
Evoqua Water Technologies Corp.	Morgan Stanley	(7,345)	(211,350)	(248,114)	(36,945)
Fluor Corp.	Morgan Stanley	(4,836)	(112,029)	(85,597)	27,495
FuelCell Energy, Inc.	Morgan Stanley	(6,682)	(103,780)	(59,470)	44,221
GATX Corp.	Morgan Stanley	(829)	(76,333)	(73,342)	2,146
Global Industrial Co.	Morgan Stanley	(6)	(221)	(220)	—
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(573)	(8,358)	(8,372)	(21)
Greenbrier Cos., Inc. (The)	Morgan Stanley	(116)	(5,343)	(5,055)	283
Helios Technologies, Inc.	Morgan Stanley	(748)	(33,954)	(58,381)	(24,645)
Hexcel Corp.	Morgan Stanley	(1,232)	(69,794)	(76,877)	(7,197)
Hubbell, Inc.	Morgan Stanley	(58)	(11,356)	(10,837)	446
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(523)	(21,778)	(38,169)	(16,903)
Kennametal, Inc.	Morgan Stanley	(3,783)	(121,731)	(135,885)	(16,935)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(1,167)	(24,972)	(33,248)	(8,367)
Lindsay Corp.	Morgan Stanley	(96)	(15,866)	(15,867)	(39)
Lydall, Inc.	Morgan Stanley	(11)	(668)	(666)	2
Maxar Technologies, Inc.	Morgan Stanley	(1,011)	(43,641)	(40,359)	3,223

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Mercury Systems, Inc.	Morgan Stanley	(1,775)	$(122,978)	$(117,647)	$5,226
Meritor, Inc.	Morgan Stanley	(3,928)	(95,203)	(91,994)	3,145
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(165)	(15,199)	(14,805)	391
Mueller Water Products, Inc., Class A	Morgan Stanley	(2,279)	(25,229)	(32,863)	(8,190)
Navistar International Corp.	Morgan Stanley	(1,508)	(66,918)	(67,106)	(246)
NV5 Global, Inc.	Morgan Stanley	(398)	(20,712)	(37,615)	(17,137)
Parsons Corp.	Morgan Stanley	(420)	(15,835)	(16,531)	(721)
PGT Innovations, Inc.	Morgan Stanley	(2,221)	(44,060)	(51,594)	(7,572)
Proto Labs, Inc.	Morgan Stanley	(814)	(157,997)	(74,725)	83,136
Raven Industries, Inc.	Morgan Stanley	(73)	(4,212)	(4,223)	(15)
Resideo Technologies, Inc.	Morgan Stanley	(442)	(6,254)	(13,260)	(7,745)
REV Group, Inc.	Morgan Stanley	(1,922)	(15,423)	(30,156)	(15,010)
Rexnord Corp.	Morgan Stanley	(1,332)	(67,219)	(66,653)	508
Rockwell Automation, Inc.	Morgan Stanley	(274)	(77,366)	(78,370)	(1,076)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(2,590)	(117,058)	(122,222)	(5,291)
SPX Corp.	Morgan Stanley	(254)	(15,067)	(15,514)	(480)
Sunrun, Inc.	Morgan Stanley	(1,338)	(99,300)	(74,634)	24,581
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(1,168)	(36,547)	(39,443)	(2,928)
TransDigm Group, Inc.	Morgan Stanley	(364)	(236,547)	(235,614)	(604)
Trex Co., Inc.	Morgan Stanley	(2,182)	(192,820)	(223,022)	(30,368)
Triumph Group, Inc.	Morgan Stanley	(557)	(8,403)	(11,558)	(3,250)
UFP Industries, Inc.	Morgan Stanley	(219)	(16,038)	(16,280)	(257)
Univar Solutions, Inc.	Morgan Stanley	(5,309)	(124,256)	(129,433)	(5,703)
Vicor Corp.	Morgan Stanley	(742)	(65,341)	(78,459)	(13,339)
Welbilt, Inc.	Morgan Stanley	(6,512)	(100,124)	(150,753)	(53,396)
WESCO International, Inc.	Morgan Stanley	(944)	(46,282)	(97,062)	(52,805)
Westport Fuel Systems, Inc. (Canada)	Morgan Stanley	(6,012)	(47,269)	(31,924)	15,330
		(100,736)	(3,790,528)	(3,960,791)	(185,790)
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(18,806)	(170,963)	(202,917)	(33,672)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(490)	(42,452)	(41,738)	517
Cintas Corp.	Morgan Stanley	(262)	(98,409)	(100,084)	(1,759)
Clarivate PLC (Jersey)	Morgan Stanley	(2,442)	(65,768)	(67,228)	(1,561)
CoStar Group, Inc.	Morgan Stanley	(4,119)	(356,592)	(341,136)	14,914
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(468)	(11,577)	(10,001)	1,566
Forrester Research, Inc.	Morgan Stanley	(449)	(16,263)	(20,564)	(4,316)
FTI Consulting, Inc.	Morgan Stanley	(514)	(73,401)	(70,218)	3,128
GFL Environmental, Inc., sub-voting shares (Canada)	Morgan Stanley	(53)	(1,694)	(1,692)	1
Harsco Corp.	Morgan Stanley	(4,216)	(61,781)	(86,091)	(24,434)
Insperity, Inc.	Morgan Stanley	(1,114)	(91,738)	(100,672)	(10,224)
KAR Auction Services, Inc.	Morgan Stanley	(1,650)	(26,799)	(28,958)	(2,420)
KBR, Inc.	Morgan Stanley	(627)	(25,262)	(23,920)	1,237
ManTech International Corp., Class A	Morgan Stanley	(372)	(32,081)	(32,193)	(243)
MSA Safety, Inc.	Morgan Stanley	(3)	(498)	(497)	—
Pitney Bowes, Inc.	Morgan Stanley	(7,809)	(66,926)	(68,485)	(1,936)
TransUnion	Morgan Stanley	(990)	(105,385)	(108,712)	(3,504)
U.S. Ecology, Inc.	Morgan Stanley	(1,564)	(59,010)	(58,681)	282
Upwork, Inc.	Morgan Stanley	(734)	(29,971)	(42,785)	(13,310)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Viad Corp.	Morgan Stanley	(727)	$(29,301)	$(36,241)	$(6,965)
Waste Connections, Inc. (Canada)	Morgan Stanley	(102)	(12,583)	(12,182)	364
		(47,511)	(1,378,454)	(1,454,995)	(82,335)
Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(2,203)	(76,221)	(74,307)	1,839
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(1,068)	(38,768)	(46,714)	(7,980)
Columbia Sportswear Co.	Morgan Stanley	(239)	(22,447)	(23,508)	(1,206)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(352)	(78,129)	(80,298)	(2,236)
Installed Building Products, Inc.	Morgan Stanley	(375)	(48,797)	(45,885)	2,707
Levi Strauss & Co., Class A	Morgan Stanley	(1,003)	(28,526)	(27,803)	638
Lovesac Co. (The)	Morgan Stanley	(63)	(4,777)	(5,027)	(255)
Lululemon Athletica, Inc.	Morgan Stanley	(215)	(70,628)	(78,469)	(7,901)
Malibu Boats, Inc., Class A	Morgan Stanley	(444)	(35,884)	(32,559)	3,314
NIKE, Inc., Class B	Morgan Stanley	(431)	(58,927)	(66,585)	(8,537)
Oxford Industries, Inc.	Morgan Stanley	(326)	(25,992)	(32,222)	(6,385)
Peloton Interactive, Inc., Class A	Morgan Stanley	(3,362)	(342,440)	(416,955)	(81,888)
Purple Innovation, Inc.	Morgan Stanley	(3,761)	(136,978)	(99,328)	38,030
Ralph Lauren Corp.	Morgan Stanley	(749)	(87,492)	(88,240)	(1,368)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(1,895)	(69,799)	(94,428)	(24,754)
VF Corp.	Morgan Stanley	(1,176)	(101,078)	(96,479)	4,197
Vista Outdoor, Inc.	Morgan Stanley	(31)	(1,432)	(1,435)	62
Vizio Holding Corp., Class A	Morgan Stanley	(126)	(3,233)	(3,403)	(173)
Vuzix Corp.	Morgan Stanley	(753)	(12,649)	(13,818)	(1,179)
		(18,572)	(1,244,197)	(1,327,463)	(93,075)
Consumer Services
Aramark	Morgan Stanley	(9,275)	(346,958)	(345,494)	580
Bally's Corp.	Morgan Stanley	(1,550)	(97,260)	(83,871)	13,307
Booking Holdings, Inc.	Morgan Stanley	(24)	(56,012)	(52,514)	3,794
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(1,478)	(245,249)	(217,429)	27,611
Carnival Corp. (Panama)	Morgan Stanley	(273)	(7,179)	(7,196)	(24)
Chipotle Mexican Grill, Inc.	Morgan Stanley	(70)	(106,725)	(108,524)	(1,890)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(170)	(23,811)	(25,238)	(1,577)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	(1,097)	(48,741)	(44,538)	4,272
Denny's Corp.	Morgan Stanley	(6,281)	(93,363)	(103,574)	(10,291)
Domino's Pizza, Inc.	Morgan Stanley	(124)	(57,049)	(57,845)	(845)
DraftKings, Inc., Class A	Morgan Stanley	(3,329)	(171,001)	(173,674)	(2,819)
Frontdoor, Inc.	Morgan Stanley	(527)	(28,835)	(26,255)	2,563
MGM Resorts International	Morgan Stanley	(5,537)	(228,449)	(236,153)	(7,911)
Monarch Casino & Resort, Inc.	Morgan Stanley	(791)	(37,196)	(52,340)	(15,196)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(65)	(1,901)	(1,912)	(12)
Planet Fitness, Inc., Class A	Morgan Stanley	(1,799)	(136,294)	(135,375)	802
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	(478)	(33,138)	(30,802)	2,131
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(1,264)	(110,867)	(107,794)	2,978
Shake Shack, Inc., Class A	Morgan Stanley	(749)	(72,087)	(80,158)	(8,133)
Strategic Education, Inc.	Morgan Stanley	(74)	(5,813)	(5,628)	179
Stride, Inc.	Morgan Stanley	(2,419)	(93,978)	(77,722)	16,175

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Terminix Global Holdings, Inc.	Morgan Stanley	(244)	$(12,309)	$(11,641)	$677
Wingstop, Inc.	Morgan Stanley	(284)	(43,440)	(44,767)	(1,364)
		(37,902)	(2,057,655)	(2,030,444)	25,007
Diversified Financials
Federated Hermes, Inc.	Morgan Stanley	(583)	(19,556)	(19,770)	(231)
Intercontinental Exchange, Inc.	Morgan Stanley	(147)	(17,429)	(17,449)	97
SEI Investments Co.	Morgan Stanley	(432)	(27,130)	(26,771)	179
State Street Corp.	Morgan Stanley	(78)	(6,372)	(6,418)	(108)
		(1,240)	(70,487)	(70,408)	(63)
Energy
Archrock, Inc.	Morgan Stanley	(1,242)	(8,098)	(11,066)	(3,683)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	(30,780)	(261,778)	(294,872)	(33,680)
Cheniere Energy, Inc.	Morgan Stanley	(897)	(67,497)	(77,806)	(10,715)
ConocoPhillips	Morgan Stanley	(847)	(48,261)	(51,582)	(3,736)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(19,749)	(85,312)	(89,463)	(4,264)
CVR Energy, Inc.	Morgan Stanley	(378)	(6,953)	(6,789)	158
Delek U.S. Holdings, Inc.	Morgan Stanley	(3,922)	(61,693)	(84,794)	(23,251)
Denbury, Inc.	Morgan Stanley	(926)	(65,721)	(71,098)	(5,434)
Devon Energy Corp.	Morgan Stanley	(288)	(7,414)	(8,407)	(1,098)
Diamondback Energy, Inc.	Morgan Stanley	(6,378)	(516,611)	(598,830)	(83,802)
Dril-Quip, Inc.	Morgan Stanley	(459)	(15,669)	(15,528)	125
Enerplus Corp. (Canada)	Morgan Stanley	(3,395)	(19,231)	(24,410)	(5,300)
Gevo, Inc.	Morgan Stanley	(5,966)	(42,826)	(43,373)	(584)
Laredo Petroleum, Inc.	Morgan Stanley	(102)	(8,310)	(9,465)	(1,162)
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(1,702)	(20,684)	(24,100)	(3,457)
NexTier Oilfield Solutions, Inc.	Morgan Stanley	(3,055)	(8,890)	(14,542)	(5,660)
Northern Oil and Gas, Inc.	Morgan Stanley	(1,033)	(20,207)	(21,455)	(1,293)
Par Pacific Holdings, Inc.	Morgan Stanley	(28)	(460)	(471)	(12)
Patterson-UTI Energy, Inc.	Morgan Stanley	(2,339)	(19,152)	(23,250)	(4,303)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(4,158)	(104,756)	(132,100)	(33,400)
Pioneer Natural Resources Co.	Morgan Stanley	(3,576)	(557,584)	(581,172)	(26,051)
Renewable Energy Group, Inc.	Morgan Stanley	(141)	(8,209)	(8,790)	(588)
RPC, Inc.	Morgan Stanley	(4,175)	(13,922)	(20,666)	(6,765)
Southwestern Energy Co.	Morgan Stanley	(43,566)	(187,011)	(247,019)	(62,975)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(9,324)	(77,379)	(84,382)	(7,069)
Valaris Ltd. (Bermuda)	Morgan Stanley	(60)	(1,748)	(1,733)	13
		(148,486)	(2,235,376)	(2,547,163)	(327,986)
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(511)	(24,180)	(24,313)	(154)
Casey's General Stores, Inc.	Morgan Stanley	(215)	(43,003)	(41,848)	1,119
Chefs' Warehouse, Inc. (The)	Morgan Stanley	(1,915)	(53,825)	(60,954)	(7,176)
Costco Wholesale Corp.	Morgan Stanley	(72)	(28,501)	(28,488)	(373)
Grocery Outlet Holding Corp.	Morgan Stanley	(4,093)	(170,592)	(141,863)	28,583
Performance Food Group Co.	Morgan Stanley	(521)	(21,818)	(25,263)	(3,465)
Rite Aid Corp.	Morgan Stanley	(1,678)	(32,671)	(27,351)	5,339
U.S. Foods Holding Corp.	Morgan Stanley	(1,697)	(67,291)	(65,097)	2,157
		(10,702)	(441,881)	(415,177)	26,030

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(1,444)	$(43,379)	$(47,363)	$(4,708)
Beyond Meat, Inc.	Morgan Stanley	(489)	(71,310)	(77,013)	(5,763)
Brown-Forman Corp., Class B	Morgan Stanley	(1,068)	(81,902)	(80,036)	1,688
Calavo Growers, Inc.	Morgan Stanley	(846)	(54,323)	(53,653)	(316)
Celsius Holdings, Inc.	Morgan Stanley	(1,385)	(73,275)	(105,385)	(33,267)
Freshpet, Inc.	Morgan Stanley	(477)	(77,898)	(77,732)	100
Hormel Foods Corp.	Morgan Stanley	(1,627)	(79,876)	(77,689)	2,171
Ingredion, Inc.	Morgan Stanley	(1,016)	(97,249)	(91,948)	4,614
J & J Snack Foods Corp.	Morgan Stanley	(236)	(35,756)	(41,161)	(5,929)
Lamb Weston Holdings, Inc.	Morgan Stanley	(2,177)	(177,468)	(175,597)	1,304
MGP Ingredients, Inc.	Morgan Stanley	(544)	(20,993)	(36,796)	(16,258)
Pilgrim's Pride Corp.	Morgan Stanley	(1,808)	(32,829)	(40,101)	(7,395)
Post Holdings, Inc.	Morgan Stanley	(766)	(89,105)	(83,088)	5,960
Simply Good Foods Co. (The)	Morgan Stanley	(361)	(13,064)	(13,180)	(128)
Utz Brands, Inc.	Morgan Stanley	(816)	(19,061)	(17,781)	1,239
		(15,060)	(967,488)	(1,018,523)	(56,688)
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(2,362)	(80,855)	(78,088)	2,698
ABIOMED, Inc.	Morgan Stanley	(621)	(188,225)	(193,820)	(5,756)
AdaptHealth Corp.	Morgan Stanley	(1,542)	(40,305)	(42,266)	(1,996)
Alphatec Holdings, Inc.	Morgan Stanley	(783)	(11,525)	(11,996)	(481)
American Well Corp., Class A	Morgan Stanley	(2,604)	(37,093)	(32,758)	4,302
Axogen, Inc.	Morgan Stanley	(2,114)	(25,199)	(45,684)	(20,607)
BioLife Solutions, Inc.	Morgan Stanley	(371)	(13,890)	(16,513)	(2,636)
Brookdale Senior Living, Inc.	Morgan Stanley	(2,165)	(9,755)	(17,104)	(7,725)
Cardinal Health, Inc.	Morgan Stanley	(1,823)	(102,455)	(104,075)	(3,264)
Cardiovascular Systems, Inc.	Morgan Stanley	(1,439)	(50,948)	(61,373)	(10,470)
Castle Biosciences, Inc.	Morgan Stanley	(920)	(60,916)	(67,464)	(6,651)
Covetrus, Inc.	Morgan Stanley	(3,583)	(110,690)	(96,741)	13,852
CryoPort, Inc.	Morgan Stanley	(771)	(43,056)	(48,650)	(5,999)
DaVita, Inc.	Morgan Stanley	(757)	(94,601)	(91,166)	3,389
Dexcom, Inc.	Morgan Stanley	(887)	(344,003)	(378,749)	(35,388)
Edwards Lifesciences Corp.	Morgan Stanley	(1,028)	(100,694)	(106,470)	(6,023)
Evolent Health, Inc., Class A	Morgan Stanley	(3,674)	(52,648)	(77,595)	(25,131)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(788)	(32,293)	(28,376)	3,972
Guardant Health, Inc.	Morgan Stanley	(2,246)	(292,624)	(278,931)	13,049
Haemonetics Corp.	Morgan Stanley	(1,713)	(139,216)	(114,154)	24,943
Hanger, Inc.	Morgan Stanley	(5)	(126)	(126)	(1)
Health Catalyst, Inc.	Morgan Stanley	(12)	(670)	(666)	3
HealthEquity, Inc.	Morgan Stanley	(430)	(37,673)	(34,606)	3,038
Humana, Inc.	Morgan Stanley	(80)	(35,389)	(35,418)	(79)
Inari Medical, Inc.	Morgan Stanley	(234)	(23,244)	(21,828)	1,396
Inovalon Holdings, Inc., Class A	Morgan Stanley	(490)	(15,949)	(16,699)	(764)
Inspire Medical Systems, Inc.	Morgan Stanley	(172)	(30,214)	(33,241)	(3,053)
Insulet Corp.	Morgan Stanley	(1,015)	(268,616)	(278,628)	(10,938)
Integer Holdings Corp.	Morgan Stanley	(291)	(26,900)	(27,412)	(535)
Joint Corp. (The)	Morgan Stanley	(111)	(8,259)	(9,315)	(1,064)
Lantheus Holdings, Inc.	Morgan Stanley	(2,936)	(61,730)	(81,151)	(19,474)
LeMaitre Vascular, Inc.	Morgan Stanley	(49)	(2,974)	(2,990)	(19)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
LivaNova PLC (United Kingdom)	Morgan Stanley	(124)	$(6,920)	$(10,430)	$(4,056)
Masimo Corp.	Morgan Stanley	(473)	(116,344)	(114,679)	1,565
Mesa Laboratories, Inc.	Morgan Stanley	(131)	(33,099)	(35,523)	(2,516)
Neogen Corp.	Morgan Stanley	(423)	(19,502)	(19,475)	10
Novocure Ltd. (Jersey)	Morgan Stanley	(55)	(11,778)	(12,200)	(478)
NuVasive, Inc.	Morgan Stanley	(141)	(9,611)	(9,557)	45
Oak Street Health, Inc.	Morgan Stanley	(447)	(25,153)	(26,181)	(1,050)
Option Care Health, Inc.	Morgan Stanley	(1,282)	(26,943)	(28,037)	(1,118)
OrthoPediatrics Corp.	Morgan Stanley	(424)	(21,763)	(26,788)	(5,116)
Penumbra, Inc.	Morgan Stanley	(336)	(88,271)	(92,084)	(3,918)
PetIQ, Inc.	Morgan Stanley	(1,801)	(63,665)	(69,519)	(6,014)
Progyny, Inc.	Morgan Stanley	(1,709)	(108,033)	(100,831)	7,098
RadNet, Inc.	Morgan Stanley	(2,018)	(30,653)	(67,986)	(37,639)
ResMed, Inc.	Morgan Stanley	(820)	(172,174)	(202,146)	(30,120)
Schrodinger, Inc.	Morgan Stanley	(258)	(19,226)	(19,507)	(298)
SI-BONE, Inc.	Morgan Stanley	(17)	(528)	(535)	(7)
Silk Road Medical, Inc.	Morgan Stanley	(1,272)	(70,960)	(60,878)	10,021
Simulations Plus, Inc.	Morgan Stanley	(5)	(274)	(275)	(1)
STERIS PLC (Ireland)	Morgan Stanley	(529)	(111,497)	(109,133)	2,077
Surgery Partners, Inc.	Morgan Stanley	(1,620)	(56,968)	(107,924)	(51,052)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(1,502)	(76,286)	(75,100)	1,119
Tactile Systems Technology, Inc.	Morgan Stanley	(626)	(23,274)	(32,552)	(9,298)
Teladoc Health, Inc.	Morgan Stanley	(200)	(33,631)	(33,258)	344
Universal Health Services, Inc., Class B	Morgan Stanley	(1,200)	(185,994)	(175,716)	10,233
West Pharmaceutical Services, Inc.	Morgan Stanley	(25)	(8,926)	(8,978)	(59)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(927)	(163,217)	(149,080)	14,064
		(56,381)	(3,827,425)	(4,022,425)	(203,576)
Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	(54)	(1,668)	(1,692)	(26)
Central Garden & Pet Co., Class A	Morgan Stanley	(312)	(16,180)	(15,070)	1,097
Clorox Co. (The)	Morgan Stanley	(42)	(7,572)	(7,556)	9
Kimberly-Clark Corp.	Morgan Stanley	(530)	(70,140)	(70,903)	(824)
WD-40 Co.	Morgan Stanley	(3)	(765)	(769)	(14)
		(941)	(96,325)	(95,990)	242
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(1,193)	(84,952)	(72,117)	12,539
Arconic Corp.	Morgan Stanley	(1,374)	(47,283)	(48,942)	(1,778)
Ball Corp.	Morgan Stanley	(3,192)	(281,194)	(258,616)	21,882
Cabot Corp.	Morgan Stanley	(160)	(10,004)	(9,109)	863
Coeur Mining, Inc.	Morgan Stanley	(1,073)	(11,649)	(9,528)	2,573
Element Solutions, Inc.	Morgan Stanley	(356)	(6,783)	(8,323)	(1,699)
Equinox Gold Corp. (Canada)	Morgan Stanley	(10,967)	(141,239)	(76,221)	64,898
First Majestic Silver Corp. (Canada)	Morgan Stanley	(1,034)	(16,248)	(16,348)	(113)
FMC Corp.	Morgan Stanley	(1,401)	(165,438)	(151,588)	13,524
HB Fuller Co.	Morgan Stanley	(179)	(11,387)	(11,386)	(9)
International Flavors & Fragrances, Inc.	Morgan Stanley	(3,683)	(521,836)	(550,240)	(31,601)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(2,362)	(124,474)	(91,008)	32,232
MAG Silver Corp. (Canada)	Morgan Stanley	(67)	(1,378)	(1,402)	(25)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Materion Corp.	Morgan Stanley	(211)	$(15,226)	$(15,899)	$(710)
Methanex Corp. (Canada)	Morgan Stanley	(2,702)	(62,686)	(89,355)	(27,250)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(3,995)	(43,799)	(32,000)	11,762
Orla Mining Ltd. (Canada)	Morgan Stanley	(67)	(296)	(276)	20
Quaker Chemical Corp.	Morgan Stanley	(257)	(56,087)	(60,958)	(5,069)
Ranpak Holdings Corp.	Morgan Stanley	(47)	(1,143)	(1,176)	(35)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(573)	(27,228)	(28,106)	(912)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(614)	(10,818)	(10,776)	33
Silgan Holdings, Inc.	Morgan Stanley	(414)	(17,793)	(17,181)	538
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(221)	(2,124)	(1,929)	192
Steel Dynamics, Inc.	Morgan Stanley	(420)	(17,134)	(25,032)	(8,147)
Stepan Co.	Morgan Stanley	(166)	(21,525)	(19,965)	1,499
Summit Materials, Inc., Class A	Morgan Stanley	(1,769)	(60,865)	(61,650)	(850)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(4,171)	(92,937)	(96,100)	(3,353)
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(3,335)	(31,616)	(74,704)	(45,271)
U.S. Concrete, Inc.	Morgan Stanley	(540)	(40,045)	(39,852)	158
United States Steel Corp.	Morgan Stanley	(1,715)	(46,135)	(41,160)	4,932
Valvoline, Inc.	Morgan Stanley	(8,743)	(234,717)	(283,798)	(51,253)
Warrior Met Coal, Inc.	Morgan Stanley	(3,881)	(64,899)	(66,753)	(2,500)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(36,681)	(176,254)	(154,794)	20,427
		(97,563)	(2,447,192)	(2,426,292)	7,497
Media & Entertainment
Angi, Inc.	Morgan Stanley	(10,092)	(143,776)	(136,444)	6,957
Bumble, Inc., Class A	Morgan Stanley	(781)	(38,951)	(44,986)	(6,068)
Cable One, Inc.	Morgan Stanley	(15)	(28,230)	(28,692)	(487)
Cardlytics, Inc.	Morgan Stanley	(261)	(33,075)	(33,129)	(107)
Cinemark Holdings, Inc.	Morgan Stanley	(3,423)	(77,448)	(75,135)	2,246
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	(10,016)	(21,836)	(26,442)	(4,625)
Eventbrite, Inc.,, Class A	Morgan Stanley	(22)	(421)	(418)	3
EverQuote, Inc., Class A	Morgan Stanley	(193)	(6,305)	(6,307)	(8)
EW Scripps Co. (The), Class A	Morgan Stanley	(2,652)	(30,236)	(54,074)	(24,156)
iHeartMedia, Inc., Class A	Morgan Stanley	(2,432)	(44,391)	(65,494)	(21,185)
Live Nation Entertainment, Inc.	Morgan Stanley	(373)	(32,900)	(32,671)	201
Madison Square Garden Entertainment Corp.	Morgan Stanley	(676)	(65,460)	(56,764)	8,640
Magnite, Inc.	Morgan Stanley	(2,142)	(79,763)	(72,485)	7,210
Match Group, Inc.	Morgan Stanley	(1,760)	(279,747)	(283,800)	(4,292)
Playtika Holding Corp.	Morgan Stanley	(390)	(11,068)	(9,298)	1,760
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(776)	(21,018)	(22,442)	(1,627)
Sirius XM Holdings, Inc.	Morgan Stanley	(28,933)	(192,602)	(189,222)	3,020
TripAdvisor, Inc.	Morgan Stanley	(1,817)	(81,213)	(73,225)	7,919
Walt Disney Co. (The)	Morgan Stanley	(366)	(65,634)	(64,332)	1,746
ZoomInfo Technologies, Inc., Class A	Morgan Stanley	(1,054)	(55,826)	(54,987)	791
Zynga, Inc., Class A	Morgan Stanley	(2,240)	(26,096)	(23,811)	2,262
		(70,414)	(1,335,996)	(1,354,158)	(19,800)
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(581)	(88,789)	(113,771)	(26,432)
Adaptive Biotechnologies Corp.	Morgan Stanley	(2,418)	(115,679)	(98,800)	16,780
Allogene Therapeutics, Inc.	Morgan Stanley	(362)	(9,022)	(9,441)	(427)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Allovir, Inc.	Morgan Stanley	(8)	$(161)	$(158)	$2
Applied Molecular Transport, Inc.	Morgan Stanley	(2)	(91)	(91)	(1)
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(632)	(49,682)	(21,387)	28,253
Arcus Biosciences, Inc.	Morgan Stanley	(131)	(3,858)	(3,597)	258
Arvinas, Inc.	Morgan Stanley	(1,767)	(79,687)	(136,059)	(57,523)
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(138)	(1,813)	(1,788)	23
Avantor, Inc.	Morgan Stanley	(4,239)	(140,089)	(150,527)	(10,558)
Axsome Therapeutics, Inc.	Morgan Stanley	(544)	(42,451)	(36,698)	5,769
Berkeley Lights, Inc.	Morgan Stanley	(2,185)	(108,400)	(97,910)	10,329
Biogen, Inc.	Morgan Stanley	(128)	(52,419)	(44,323)	15,257
Bristol-Myers Squibb Co.	Morgan Stanley	(973)	(65,418)	(65,016)	346
Catalent, Inc.	Morgan Stanley	(510)	(61,062)	(55,141)	5,868
Codexis, Inc.	Morgan Stanley	(3,309)	(47,358)	(74,982)	(27,684)
Corcept Therapeutics, Inc.	Morgan Stanley	(139)	(3,141)	(3,058)	80
Cytokinetics, Inc.	Morgan Stanley	(27)	(576)	(534)	41
Eli Lilly & Co.	Morgan Stanley	(1,232)	(284,974)	(282,769)	1,962
Enanta Pharmaceuticals, Inc.	Morgan Stanley	(7)	(313)	(308)	4
Epizyme, Inc.	Morgan Stanley	(1,600)	(20,991)	(13,296)	7,677
Exact Sciences Corp.	Morgan Stanley	(541)	(59,673)	(67,252)	(7,630)
Exelixis, Inc.	Morgan Stanley	(4,163)	(95,450)	(75,850)	19,959
Global Blood Therapeutics, Inc.	Morgan Stanley	(42)	(1,401)	(1,471)	(71)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(1,335)	(126,084)	(125,009)	967
Immunovant, Inc.	Morgan Stanley	(63)	(687)	(666)	20
Intra-Cellular Therapies, Inc.	Morgan Stanley	(206)	(6,819)	(8,409)	(1,736)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(947)	(46,474)	(37,776)	8,658
Iovance Biotherapeutics, Inc.	Morgan Stanley	(345)	(12,842)	(8,977)	3,854
Keros Therapeutics, Inc.	Morgan Stanley	(4)	(170)	(170)	—
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)	Morgan Stanley	(10)	(143)	(139)	3
Krystal Biotech, Inc.	Morgan Stanley	(5)	(348)	(340)	8
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(5)	(672)	(656)	15
Mersana Therapeutics, Inc.	Morgan Stanley	(15)	(201)	(204)	(3)
Mirati Therapeutics, Inc.	Morgan Stanley	(168)	(27,846)	(27,137)	685
NanoString Technologies, Inc.	Morgan Stanley	(952)	(49,541)	(61,680)	(12,201)
Neurocrine Biosciences, Inc.	Morgan Stanley	(185)	(18,715)	(18,004)	743
NGM Biopharmaceuticals, Inc.	Morgan Stanley	(29)	(593)	(572)	20
Ocular Therapeutix, Inc.	Morgan Stanley	(793)	(11,195)	(11,245)	(59)
Organon & Co.	Morgan Stanley	(374)	(11,315)	(11,317)	(12)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(2,022)	(98,550)	(92,709)	4,861
Personalis, Inc.	Morgan Stanley	(2,315)	(61,829)	(58,570)	3,102
PPD, Inc.	Morgan Stanley	(280)	(12,961)	(12,905)	45
Precigen, Inc.	Morgan Stanley	(9)	(59)	(59)	—
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(501)	(54,023)	(70,907)	(16,930)
Repare Therapeutics, Inc. (Canada)	Morgan Stanley	(2)	(66)	(62)	3
Repligen Corp.	Morgan Stanley	(498)	(97,737)	(99,411)	(1,758)
Revance Therapeutics, Inc.	Morgan Stanley	(413)	(11,081)	(12,241)	(1,170)
Scholar Rock Holding Corp.	Morgan Stanley	(40)	(1,193)	(1,156)	36
Seagen, Inc.	Morgan Stanley	(838)	(129,490)	(132,303)	(2,924)
Sorrento Therapeutics, Inc.	Morgan Stanley	(875)	(9,697)	(8,479)	1,209
TG Therapeutics, Inc.	Morgan Stanley	(78)	(2,990)	(3,026)	(38)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(3,479)	$(65,092)	$(50,515)	$14,521
Travere Therapeutics, Inc.	Morgan Stanley	(62)	(940)	(905)	34
Viatris, Inc.	Morgan Stanley	(8,050)	(118,466)	(115,035)	2,351
Vir Biotechnology, Inc.	Morgan Stanley	(95)	(4,442)	(4,492)	(54)
Xencor, Inc.	Morgan Stanley	(22)	(764)	(759)	4
Zentalis Pharmaceuticals, Inc.	Morgan Stanley	(15)	(799)	(798)	—
Zomedica Corp. (Canada)	Morgan Stanley	(23,170)	(21,829)	(19,294)	2,521
		(73,878)	(2,338,151)	(2,350,154)	(10,943)
Retailing
Bed Bath & Beyond, Inc.	Morgan Stanley	(1,695)	(51,974)	(56,427)	(4,750)
Camping World Holdings, Inc., Class A	Morgan Stanley	(736)	(32,809)	(30,169)	2,427
CarMax, Inc.	Morgan Stanley	(1,935)	(247,874)	(249,905)	(2,789)
CarParts.com, Inc.	Morgan Stanley	(919)	(16,057)	(18,711)	(2,717)
Carvana Co.	Morgan Stanley	(224)	(59,854)	(67,608)	(7,805)
Children's Place, Inc. (The)	Morgan Stanley	(804)	(59,302)	(74,820)	(15,569)
Core-Mark Holding Co., Inc.	Morgan Stanley	(236)	(10,602)	(10,622)	(41)
Designer Brands, Inc., Class A	Morgan Stanley	(7,511)	(100,657)	(124,307)	(23,736)
Dollar General Corp.	Morgan Stanley	(1,541)	(317,741)	(333,457)	(15,988)
Dollar Tree, Inc.	Morgan Stanley	(720)	(72,592)	(71,640)	871
GrowGeneration Corp.	Morgan Stanley	(2,920)	(127,344)	(140,452)	(14,295)
Leslie's, Inc.	Morgan Stanley	(9,217)	(249,158)	(253,375)	(4,431)
Monro, Inc.	Morgan Stanley	(1,999)	(93,093)	(126,957)	(35,684)
Murphy U.S.A., Inc.	Morgan Stanley	(513)	(67,497)	(68,419)	(979)
Nordstrom, Inc.	Morgan Stanley	(2,176)	(79,572)	(79,576)	(73)
ODP Corp. (The)	Morgan Stanley	(282)	(13,744)	(13,539)	193
Penske Automotive Group, Inc.	Morgan Stanley	(203)	(12,132)	(15,324)	(3,719)
Pool Corp.	Morgan Stanley	(71)	(27,435)	(32,565)	(5,210)
Poshmark, Inc., Class A	Morgan Stanley	(485)	(22,169)	(23,154)	(1,004)
RealReal, Inc. (The)	Morgan Stanley	(3,532)	(86,777)	(69,792)	16,910
Ross Stores, Inc.	Morgan Stanley	(967)	(119,756)	(119,908)	(621)
Sally Beauty Holdings, Inc.	Morgan Stanley	(10,464)	(168,884)	(230,941)	(63,915)
Stamps.com, Inc.	Morgan Stanley	(13)	(2,689)	(2,604)	130
Vroom, Inc.	Morgan Stanley	(2,401)	(90,077)	(100,506)	(10,506)
		(51,564)	(2,129,789)	(2,314,778)	(193,301)
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(1,272)	(115,231)	(130,024)	(15,433)
CEVA, Inc.	Morgan Stanley	(388)	(16,573)	(18,352)	(1,811)
Cohu, Inc.	Morgan Stanley	(681)	(24,957)	(25,054)	(119)
Cree, Inc.	Morgan Stanley	(736)	(79,649)	(72,077)	7,497
Diodes, Inc.	Morgan Stanley	(554)	(45,900)	(44,193)	1,664
Enphase Energy, Inc.	Morgan Stanley	(2,283)	(344,079)	(419,227)	(82,955)
FormFactor, Inc.	Morgan Stanley	(156)	(5,661)	(5,688)	(32)
Lattice Semiconductor Corp.	Morgan Stanley	(590)	(32,870)	(33,146)	(304)
Marvell Technology, Inc.	Morgan Stanley	(3,794)	(200,035)	(221,304)	(27,397)
Maxim Integrated Products, Inc.	Morgan Stanley	(498)	(51,217)	(52,469)	(2,045)
Monolithic Power Systems, Inc.	Morgan Stanley	(123)	(44,013)	(45,934)	(2,002)
NVIDIA Corp.	Morgan Stanley	(212)	(152,331)	(169,621)	(20,593)
Semtech Corp.	Morgan Stanley	(221)	(15,872)	(15,205)	680

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Silicon Laboratories, Inc.	Morgan Stanley	(1,613)	$(227,977)	$(247,192)	$(20,256)
Teradyne, Inc.	Morgan Stanley	(428)	(56,546)	(57,335)	(837)
Xilinx, Inc.	Morgan Stanley	(1,143)	(146,981)	(165,324)	(18,468)
		(14,692)	(1,559,892)	(1,722,145)	(182,411)
Software & Services
8x8, Inc.	Morgan Stanley	(2,791)	(59,683)	(77,478)	(17,867)
A10 Networks, Inc.	Morgan Stanley	(28)	(317)	(315)	1
Akamai Technologies, Inc.	Morgan Stanley	(348)	(38,461)	(40,577)	(2,149)
Alarm.com Holdings, Inc.	Morgan Stanley	(103)	(8,915)	(8,724)	183
Altair Engineering, Inc., Class A	Morgan Stanley	(236)	(10,272)	(16,277)	(6,123)
Alteryx, Inc., Class A	Morgan Stanley	(3,422)	(405,964)	(294,360)	111,609
Anaplan, Inc.	Morgan Stanley	(2,776)	(155,475)	(147,961)	7,381
Appfolio, Inc., Class A	Morgan Stanley	(332)	(44,564)	(46,878)	(2,353)
Avalara, Inc.	Morgan Stanley	(305)	(39,113)	(49,349)	(10,270)
Avaya Holdings Corp.	Morgan Stanley	(814)	(18,587)	(21,897)	(3,402)
BlackBerry Ltd. (Canada)	Morgan Stanley	(5,986)	(55,075)	(73,149)	(18,281)
Bottomline Technologies DE, Inc.	Morgan Stanley	(646)	(24,256)	(23,954)	282
Ceridian HCM Holding, Inc.	Morgan Stanley	(2,821)	(259,112)	(270,590)	(11,700)
Citrix Systems, Inc.	Morgan Stanley	(1,806)	(218,385)	(211,790)	5,859
Conduent, Inc.	Morgan Stanley	(15,263)	(63,464)	(114,473)	(51,699)
Coupa Software, Inc.	Morgan Stanley	(302)	(79,079)	(79,157)	(175)
Dynatrace, Inc.	Morgan Stanley	(951)	(53,764)	(55,557)	(1,839)
Euronet Worldwide, Inc.	Morgan Stanley	(673)	(98,235)	(91,091)	7,047
Evo Payments, Inc., Class A	Morgan Stanley	(472)	(13,182)	(13,093)	75
Fastly, Inc., Class A	Morgan Stanley	(1,307)	(97,902)	(77,897)	19,921
FleetCor Technologies, Inc.	Morgan Stanley	(97)	(27,832)	(24,838)	3,460
Global Payments, Inc.	Morgan Stanley	(81)	(15,637)	(15,191)	432
Globant S.A. (Luxembourg)	Morgan Stanley	(119)	(26,759)	(26,082)	653
GoDaddy, Inc., Class A	Morgan Stanley	(1,086)	(93,298)	(94,439)	(1,220)
Guidewire Software, Inc.	Morgan Stanley	(1,237)	(132,210)	(139,435)	(7,952)
InterDigital, Inc.	Morgan Stanley	(181)	(14,857)	(13,218)	1,680
Jack Henry & Associates, Inc.	Morgan Stanley	(385)	(63,536)	(62,951)	530
Jamf Holding Corp.	Morgan Stanley	(466)	(14,849)	(15,644)	(808)
LiveRamp Holdings, Inc.	Morgan Stanley	(2,453)	(121,443)	(114,923)	6,416
McAfee Corp., Class A	Morgan Stanley	(1,652)	(46,638)	(46,289)	150
Medallia, Inc.	Morgan Stanley	(4,218)	(138,153)	(142,358)	(4,823)
Model N, Inc.	Morgan Stanley	(69)	(2,436)	(2,365)	69
New Relic, Inc.	Morgan Stanley	(997)	(63,131)	(66,769)	(3,704)
Okta, Inc.	Morgan Stanley	(268)	(62,446)	(65,574)	(3,181)
PagerDuty, Inc.	Morgan Stanley	(1,320)	(53,502)	(56,206)	(2,782)
Paycom Software, Inc.	Morgan Stanley	(523)	(199,351)	(190,095)	9,085
Paylocity Holding Corp.	Morgan Stanley	(345)	(63,656)	(65,826)	(2,225)
Ping Identity Holding Corp.	Morgan Stanley	(9,008)	(293,526)	(206,283)	86,992
PROS Holdings, Inc.	Morgan Stanley	(1,526)	(61,707)	(69,540)	(7,893)
Q2 Holdings, Inc.	Morgan Stanley	(712)	(87,824)	(73,037)	14,780
Qualys, Inc.	Morgan Stanley	(103)	(10,466)	(10,371)	86
Rackspace Technology, Inc.	Morgan Stanley	(4,195)	(100,488)	(82,264)	18,162
RingCentral, Inc., Class A	Morgan Stanley	(346)	(106,956)	(100,541)	5,817
Sabre Corp.	Morgan Stanley	(5,475)	(74,606)	(68,328)	6,214

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Shift4 Payments, Inc., Class A	Morgan Stanley	(781)	$(68,849)	$(73,195)	$(4,405)
SolarWinds Corp.	Morgan Stanley	(4,901)	(82,463)	(82,778)	(386)
Splunk, Inc.	Morgan Stanley	(1,251)	(210,490)	(180,870)	33,038
Sumo Logic, Inc.	Morgan Stanley	(1,488)	(28,743)	(30,727)	(2,103)
Switch, Inc., Class A	Morgan Stanley	(3,843)	(66,100)	(81,126)	(15,733)
Sykes Enterprises, Inc.	Morgan Stanley	(22)	(1,177)	(1,181)	(6)
Telos Corp.	Morgan Stanley	(735)	(25,515)	(24,997)	495
Trade Desk, Inc. (The), Class A	Morgan Stanley	(3,621)	(218,234)	(280,121)	(62,073)
Twilio, Inc., Class A	Morgan Stanley	(71)	(22,696)	(27,985)	(5,309)
Tyler Technologies, Inc.	Morgan Stanley	(403)	(177,181)	(182,305)	(5,275)
Upland Software, Inc.	Morgan Stanley	(792)	(33,255)	(32,607)	619
Verra Mobility Corp.	Morgan Stanley	(5,421)	(69,027)	(83,321)	(14,353)
Vonage Holdings Corp.	Morgan Stanley	(2,172)	(31,832)	(31,299)	506
WEX, Inc.	Morgan Stanley	(1,416)	(292,044)	(274,562)	17,155
Workday, Inc., Class A	Morgan Stanley	(229)	(52,467)	(54,671)	(2,250)
Xperi Holding Corp.	Morgan Stanley	(46)	(1,033)	(1,023)	14
Yext, Inc.	Morgan Stanley	(13,126)	(263,297)	(187,571)	75,501
Zuora, Inc., Class A	Morgan Stanley	(3,838)	(58,491)	(66,206)	(8,083)
		(122,400)	(5,322,006)	(5,163,679)	153,790
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(179)	(15,032)	(20,175)	(5,185)
Amphenol Corp., Class A	Morgan Stanley	(1,038)	(71,085)	(71,010)	(139)
Arista Networks, Inc.	Morgan Stanley	(765)	(257,070)	(277,167)	(22,007)
Avnet, Inc.	Morgan Stanley	(2,063)	(87,200)	(82,685)	3,737
Calix, Inc.	Morgan Stanley	(159)	(7,622)	(7,553)	63
Ciena Corp.	Morgan Stanley	(437)	(24,906)	(24,861)	(6)
CommScope Holding Co., Inc.	Morgan Stanley	(11,114)	(178,872)	(236,839)	(59,288)
Fabrinet (Cayman Islands)	Morgan Stanley	(1,313)	(95,347)	(125,877)	(30,612)
FARO Technologies, Inc.	Morgan Stanley	(446)	(28,356)	(34,685)	(6,354)
II-VI, Inc.	Morgan Stanley	(139)	(10,061)	(10,090)	(38)
Infinera Corp.	Morgan Stanley	(5,140)	(37,514)	(52,428)	(15,254)
Inseego Corp.	Morgan Stanley	(7,194)	(68,690)	(72,587)	(3,957)
Insight Enterprises, Inc.	Morgan Stanley	(1,030)	(66,556)	(103,010)	(37,203)
IPG Photonics Corp.	Morgan Stanley	(243)	(52,115)	(51,217)	854
Itron, Inc.	Morgan Stanley	(171)	(17,040)	(17,097)	(71)
Jabil, Inc.	Morgan Stanley	(628)	(35,947)	(36,499)	(584)
Juniper Networks, Inc.	Morgan Stanley	(829)	(23,767)	(22,673)	1,160
Littelfuse, Inc.	Morgan Stanley	(165)	(43,245)	(42,040)	1,102
National Instruments Corp.	Morgan Stanley	(2,272)	(95,248)	(96,060)	(1,399)
nLight, Inc.	Morgan Stanley	(1,867)	(44,733)	(67,735)	(23,277)
Novanta, Inc. (Canada)	Morgan Stanley	(174)	(22,892)	(23,448)	(605)
PC Connection, Inc.	Morgan Stanley	(31)	(1,462)	(1,434)	26
Pure Storage, Inc., Class A	Morgan Stanley	(5,240)	(124,316)	(102,337)	22,624
Ribbon Communications, Inc.	Morgan Stanley	(610)	(4,358)	(4,642)	(288)
Super Micro Computer, Inc.	Morgan Stanley	(421)	(14,997)	(14,811)	173
Trimble, Inc.	Morgan Stanley	(351)	(28,771)	(28,722)	24
Viasat, Inc.	Morgan Stanley	(901)	(36,950)	(44,906)	(8,028)
Western Digital Corp.	Morgan Stanley	(4,592)	(327,650)	(326,813)	557
		(49,512)	(1,821,802)	(1,999,401)	(183,975)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Telecommunication Services
Cogent Communications Holdings, Inc.	Morgan Stanley	(591)	$(40,248)	$(45,442)	$(6,439)
Globalstar, Inc.	Morgan Stanley	(27,133)	(36,965)	(48,297)	(11,363)
Shenandoah Telecommunications Co.	Morgan Stanley	(355)	(19,142)	(17,221)	1,821
United States Cellular Corp.	Morgan Stanley	(463)	(17,107)	(16,812)	281
		(28,542)	(113,462)	(127,772)	(15,700)
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(3,379)	(86,799)	(78,494)	8,231
CH Robinson Worldwide, Inc.	Morgan Stanley	(3,058)	(301,455)	(286,443)	13,555
Delta Air Lines, Inc.	Morgan Stanley	(494)	(21,333)	(21,370)	(56)
Hawaiian Holdings, Inc.	Morgan Stanley	(2,130)	(35,886)	(51,908)	(16,053)
JetBlue Airways Corp.	Morgan Stanley	(2,608)	(46,590)	(43,762)	2,788
Kirby Corp.	Morgan Stanley	(682)	(39,139)	(41,357)	(2,518)
Landstar System, Inc.	Morgan Stanley	(412)	(72,063)	(65,104)	6,955
Matson, Inc.	Morgan Stanley	(321)	(13,110)	(20,544)	(7,952)
Uber Technologies, Inc.	Morgan Stanley	(8,741)	(438,214)	(438,099)	(260)
United Airlines Holdings, Inc.	Morgan Stanley	(368)	(21,759)	(19,243)	3,202
XPO Logistics, Inc.	Morgan Stanley	(199)	(28,237)	(27,838)	336
		(22,392)	(1,104,585)	(1,094,162)	8,228
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(3,353)	(53,051)	(49,893)	2,435
ALLETE, Inc.	Morgan Stanley	(1,724)	(93,028)	(120,646)	(30,991)
Ameren Corp.	Morgan Stanley	(850)	(70,630)	(68,034)	1,587
Atmos Energy Corp.	Morgan Stanley	(94)	(8,669)	(9,034)	(490)
Avangrid, Inc.	Morgan Stanley	(1,066)	(51,540)	(54,824)	(4,543)
Black Hills Corp.	Morgan Stanley	(1,540)	(95,643)	(101,070)	(6,863)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(776)	(31,591)	(32,545)	(1,095)
CenterPoint Energy, Inc.	Morgan Stanley	(350)	(7,879)	(8,582)	(772)
Clearway Energy, Inc., Class A	Morgan Stanley	(782)	(20,156)	(19,722)	196
Consolidated Edison, Inc.	Morgan Stanley	(1,649)	(117,888)	(118,266)	(1,578)
Edison International	Morgan Stanley	(331)	(20,727)	(19,138)	1,332
Entergy Corp.	Morgan Stanley	(258)	(28,237)	(25,723)	1,978
Essential Utilities, Inc.	Morgan Stanley	(489)	(22,947)	(22,347)	304
Evergy, Inc.	Morgan Stanley	(1,836)	(112,654)	(110,950)	745
Eversource Energy	Morgan Stanley	(970)	(83,265)	(77,833)	4,752
FirstEnergy Corp.	Morgan Stanley	(2,699)	(101,559)	(100,430)	842
Fortis, Inc. (Canada)	Morgan Stanley	(414)	(18,964)	(18,311)	636
Middlesex Water Co.	Morgan Stanley	(34)	(2,891)	(2,779)	109
New Jersey Resources Corp.	Morgan Stanley	(1,014)	(31,352)	(40,124)	(10,511)
NextEra Energy, Inc.	Morgan Stanley	(820)	(60,605)	(60,090)	(167)
NiSource, Inc.	Morgan Stanley	(5,113)	(130,767)	(125,269)	5,387
Northwest Natural Holding Co.	Morgan Stanley	(957)	(47,958)	(50,262)	(2,787)
NorthWestern Corp.	Morgan Stanley	(789)	(49,916)	(47,514)	1,678
OGE Energy Corp.	Morgan Stanley	(2,605)	(88,635)	(87,658)	901
ONE Gas, Inc.	Morgan Stanley	(134)	(10,533)	(9,932)	513
Ormat Technologies, Inc.	Morgan Stanley	(242)	(24,958)	(16,826)	8,060
Otter Tail Corp.	Morgan Stanley	(184)	(8,258)	(8,981)	(802)
Pinnacle West Capital Corp.	Morgan Stanley	(1,062)	(91,182)	(87,052)	4,052
PNM Resources, Inc.	Morgan Stanley	(878)	(43,039)	(42,820)	101

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Portland General Electric Co.	Morgan Stanley	(1,040)	$(46,968)	$(47,923)	$(2,048)
PPL Corp.	Morgan Stanley	(2,451)	(71,088)	(68,554)	1,335
Sempra Energy	Morgan Stanley	(1,114)	(151,355)	(147,583)	2,586
SJW Group	Morgan Stanley	(378)	(23,913)	(23,927)	(409)
South Jersey Industries, Inc.	Morgan Stanley	(1,531)	(41,237)	(39,699)	1,132
Southwest Gas Holdings, Inc.	Morgan Stanley	(948)	(62,083)	(62,748)	(947)
Spire, Inc.	Morgan Stanley	(502)	(36,740)	(36,280)	213
Vistra Corp.	Morgan Stanley	(10,223)	(169,002)	(189,637)	(22,339)
WEC Energy Group, Inc.	Morgan Stanley	(484)	(41,738)	(43,052)	(1,958)
		(51,684)	(2,172,646)	(2,196,058)	(47,426)

Total Reference Entity — Short			(37,177,308)	(38,422,140)	(1,396,147)
Net Value of Reference Entity			$(28,466,896)	$(27,965,939)	$398,650

*	Includes $(102,307) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $398,650, which are considered Level 2 as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 85.7%
Automobiles & Components — 0.2%
Aptiv PLC (Jersey)*	153	$ 24,071
Ford Motor Co.*	32,066	476,501
General Motors Co.*	6,336	374,901
		875,473
Banks — 3.0%
Bank of America Corp.(a)	45,212	1,864,091
Citigroup, Inc.	416	29,432
Fifth Third Bancorp(a)	49,778	1,903,013
First Republic Bank	6,224	1,164,946
JPMorgan Chase & Co.(a)	19,353	3,010,166
PNC Financial Services Group, Inc. (The)(a)	6,005	1,145,514
Regions Financial Corp.	60,738	1,225,693
SVB Financial Group*	2,903	1,615,316
Truist Financial Corp.	1	55
Wells Fargo & Co.(a)	46,433	2,102,950
		14,061,176
Capital Goods — 8.0%
3M Co.(a)	8,918	1,771,382
A.O. Smith Corp.	9,543	687,669
AMETEK, Inc.	8,132	1,085,622
Caterpillar, Inc.	8,318	1,810,246
Cummins, Inc.(a)	5,950	1,450,669
Deere & Co.	3,038	1,071,533
Dover Corp.	7,392	1,113,235
Eaton Corp. PLC (Ireland)	4,122	610,798
Emerson Electric Co.(a)	18,064	1,738,479
Fortive Corp.	1,917	133,692
Fortune Brands Home & Security, Inc.	3,556	354,213
General Dynamics Corp.	7,843	1,476,523
Honeywell International, Inc.	7,491	1,643,151
Howmet Aerospace, Inc.(a)*	78,414	2,702,931
Huntington Ingalls Industries, Inc.	2,786	587,149
Illinois Tool Works, Inc.	1,535	343,165
Ingersoll Rand, Inc.*	3,508	171,225
Johnson Controls International PLC (Ireland)	20,688	1,419,817
L3Harris Technologies, Inc.	3,317	716,969
Lockheed Martin Corp.(a)	5,837	2,208,429
Masco Corp.(a)	4,605	271,281
Northrop Grumman Corp.	3,404	1,237,116
Parker-Hannifin Corp.(a)	5,733	1,760,662
Pentair PLC (Ireland)	22,724	1,533,643
Quanta Services, Inc.(a)	1,635	148,082
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Roper Technologies, Inc.	545	$ 256,259
Snap-on, Inc.(a)	7,024	1,569,372
Stanley Black & Decker, Inc.	6,838	1,401,722
Textron, Inc.	17,482	1,202,237
Trane Technologies PLC (Ireland)	7,819	1,439,791
United Rentals, Inc.(a)*	7,193	2,294,639
WW Grainger, Inc.	1,549	678,462
		36,890,163
Commercial & Professional Services — 1.3%
Cintas Corp.(a)	1,553	593,246
IHS Markit Ltd. (Bermuda)	164	18,476
Jacobs Engineering Group, Inc.(a)	4,995	666,433
Nielsen Holdings PLC (United Kingdom)	92,107	2,272,280
Republic Services, Inc.(a)	16,924	1,861,809
Robert Half International, Inc.	6,439	572,878
		5,985,122
Consumer Durables & Apparel — 2.3%
DR Horton, Inc.	3,763	340,062
Garmin Ltd. (Switzerland)	3,938	569,592
Hanesbrands, Inc.(a)	71,902	1,342,411
Hasbro, Inc.	2,386	225,525
Lennar Corp., Class A	1,774	176,247
Mohawk Industries, Inc.*	9,622	1,849,252
Newell Brands, Inc.	20,024	550,059
NIKE, Inc., Class B	7,047	1,088,691
PulteGroup, Inc.	1,846	100,736
PVH Corp.(a)*	18,564	1,997,301
Tapestry, Inc.*	23,627	1,027,302
Under Armour, Inc., Class C*	49,283	915,185
Whirlpool Corp.	2,725	594,105
		10,776,468
Consumer Services — 1.6%
Marriott International, Inc., Class A*	5,632	768,881
McDonald's Corp.(a)	8,102	1,871,481
Penn National Gaming, Inc.*	21,334	1,631,838
Starbucks Corp.	9,534	1,065,996
Yum! Brands, Inc.(a)	17,854	2,053,745
		7,391,941
Diversified Financials — 4.0%
Ameriprise Financial, Inc.	2,653	660,278
Berkshire Hathaway, Inc., Class B*	1,599	444,394
BlackRock, Inc.	1,841	1,610,820
Capital One Financial Corp.	5,333	824,962

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)	12,725	$ 926,507
CME Group, Inc.	748	159,085
Discover Financial Services(a)	9,729	1,150,843
Franklin Resources, Inc.	45,880	1,467,701
Goldman Sachs Group, Inc. (The)(a)	2,507	951,482
Intercontinental Exchange, Inc.	14,291	1,696,342
Invesco Ltd. (Bermuda)	91,752	2,452,531
Nasdaq, Inc.	8,812	1,549,149
Raymond James Financial, Inc.	6,213	807,069
S&P Global, Inc.(a)	2,949	1,210,417
Synchrony Financial	7,307	354,536
T Rowe Price Group, Inc.(a)	10,365	2,051,959
		18,318,075
Energy — 3.0%
APA Corp.(a)	49,459	1,069,798
Chevron Corp.	4,088	428,177
ConocoPhillips(a)	15,524	945,412
EOG Resources, Inc.	16,431	1,371,003
Exxon Mobil Corp.	5,293	333,882
Halliburton Co.(a)	60,700	1,403,384
Hess Corp.	15,000	1,309,800
Kinder Morgan, Inc.	61,538	1,121,838
Marathon Oil Corp.	109,615	1,492,956
Marathon Petroleum Corp.	2,194	132,561
NOV, Inc.*	80,380	1,231,422
Occidental Petroleum Corp.(a)	71,997	2,251,346
Williams Cos., Inc. (The)	29,800	791,190
		13,882,769
Food & Staples Retailing — 1.1%
Kroger Co. (The)	4,562	174,770
Sysco Corp.	960	74,640
Walgreens Boots Alliance, Inc.	6,965	366,429
Walmart, Inc.(a)	30,787	4,341,583
		4,957,422
Food, Beverage & Tobacco — 4.1%
Altria Group, Inc.	22,169	1,057,018
Archer-Daniels-Midland Co.	13,529	819,857
Campbell Soup Co.	10,732	489,272
Coca-Cola Co. (The)(a)	38,633	2,090,432
Conagra Brands, Inc.	22,317	811,892
Constellation Brands, Inc., Class A(a)	7,918	1,851,941
General Mills, Inc.	20,939	1,275,813
Hershey Co. (The)	7,092	1,235,285
JM Smucker Co. (The)	10,254	1,328,611
Kellogg Co.	14,160	910,913
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)(a)	45,883	$ 1,871,109
Molson Coors Beverage Co., Class B*	6,609	354,837
Mondelez International, Inc., Class A	25,879	1,615,885
PepsiCo, Inc.	5,219	773,299
Philip Morris International, Inc.	11,920	1,181,391
Tyson Foods, Inc., Class A	14,183	1,046,138
		18,713,693
Health Care Equipment & Services — 5.4%
Abbott Laboratories	12,278	1,423,388
Align Technology, Inc.*	891	544,401
AmerisourceBergen Corp.	9,346	1,070,024
Anthem, Inc.	4,268	1,629,522
Baxter International, Inc.	6,225	501,112
Becton Dickinson and Co.	6,025	1,465,220
Cerner Corp.	4,683	366,023
Cigna Corp.	2,190	519,183
CVS Health Corp.	15,595	1,301,247
Danaher Corp.(a)	6,010	1,612,844
DaVita, Inc.*	558	67,200
DENTSPLY SIRONA, Inc.	11,531	729,451
HCA Healthcare, Inc.	6,240	1,290,058
Hologic, Inc.(a)*	36,364	2,426,206
Laboratory Corp. of America Holdings*	3,214	886,582
McKesson Corp.	9,486	1,814,103
Medtronic PLC (Ireland)	22,860	2,837,612
STERIS PLC (Ireland)	102	21,043
Stryker Corp.	4,034	1,047,751
UnitedHealth Group, Inc.(a)	7,937	3,178,292
Universal Health Services, Inc., Class B	338	49,493
		24,780,755
Household & Personal Products — 1.7%
Colgate-Palmolive Co.	22,199	1,805,889
Estee Lauder Cos., Inc. (The), Class A	1,616	514,017
Kimberly-Clark Corp.	5,401	722,546
Procter & Gamble Co. (The)(a)	36,649	4,945,049
		7,987,501
Insurance — 1.6%
Aflac, Inc.	15,314	821,749
Allstate Corp. (The)	3,538	461,497
Aon PLC, Class A (Ireland)	2,520	601,675
Arthur J Gallagher & Co.	3,839	537,767

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Assurant, Inc.	4,034	$ 630,030
Hartford Financial Services Group, Inc. (The)	1,099	68,105
Loews Corp.	7,880	430,642
Marsh & McLennan Cos., Inc.	10,568	1,486,706
MetLife, Inc.	18,621	1,114,467
Principal Financial Group, Inc.	4,063	256,741
Progressive Corp. (The)	3,784	371,627
Prudential Financial, Inc.	979	100,318
Travelers Cos., Inc. (The)	2,416	361,700
		7,243,024
Materials — 4.1%
Avery Dennison Corp.	2,249	472,830
CF Industries Holdings, Inc.(a)	23,288	1,198,168
Corteva, Inc.	17,431	773,065
Dow, Inc.(a)	32,055	2,028,440
DuPont de Nemours, Inc.(a)	24,519	1,898,016
Eastman Chemical Co.	4,346	507,395
Freeport-McMoRan, Inc.	21,499	797,828
International Paper Co.	23,657	1,450,411
Linde PLC (Ireland)	6,088	1,760,041
Martin Marietta Materials, Inc.	500	175,905
Mosaic Co. (The)(a)	50,820	1,621,666
Newmont Corp.	7,468	473,322
Nucor Corp.	4,004	384,104
PPG Industries, Inc.(a)	8,530	1,448,138
Sealed Air Corp.	17,994	1,066,144
Sherwin-Williams Co. (The)(a)	5,181	1,411,563
Westrock Co.	24,580	1,308,148
		18,775,184
Media & Entertainment — 5.4%
Activision Blizzard, Inc.	3,638	347,211
Alphabet, Inc., Class A(a)*	2,776	6,778,409
Charter Communications, Inc., Class A*	595	429,263
Comcast Corp., Class A(a)	9,514	542,488
DISH Network Corp., Class A*	31,612	1,321,382
Electronic Arts, Inc.	1,627	234,011
Facebook, Inc., Class A(a)*	27,336	9,505,001
Fox Corp., Class A	22,759	845,042
Interpublic Group of Cos., Inc. (The)	31,678	1,029,218
Netflix, Inc.*	2,342	1,237,068
News Corp., Class A	11,903	306,740
Omnicom Group, Inc.	2,848	227,812
Take-Two Interactive Software, Inc.*	664	117,541
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Twitter, Inc.*	4,587	$ 315,631
ViacomCBS, Inc., Class B	11,593	524,004
Walt Disney Co. (The)(a)*	7,346	1,291,206
		25,052,027
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
AbbVie, Inc.(a)	19,543	2,201,324
Agilent Technologies, Inc.	3,355	495,903
Alexion Pharmaceuticals, Inc.(a)*	10,547	1,937,589
Biogen, Inc.*	1,038	359,428
Bristol-Myers Squibb Co.	509	34,011
Eli Lilly and Co.	702	161,123
Gilead Sciences, Inc.	24,362	1,677,567
Illumina, Inc.*	650	307,587
Incyte Corp.*	970	81,606
Johnson & Johnson(a)	14,755	2,430,739
Merck & Co., Inc.(a)	40,064	3,115,777
Organon & Co.(a)*	64,772	1,960,001
PerkinElmer, Inc.(a)	13,501	2,084,689
Pfizer, Inc.(a)	87,476	3,425,560
Regeneron Pharmaceuticals, Inc.*	806	450,183
Thermo Fisher Scientific, Inc.(a)	3,208	1,618,340
Waters Corp.*	4,173	1,442,231
		23,783,658
Real Estate — 2.6%
Alexandria Real Estate Equities, Inc., REIT	7,604	1,383,472
American Tower Corp., REIT	1,603	433,034
AvalonBay Communities, Inc., REIT	1,833	382,529
CBRE Group, Inc., Class A*	6,868	588,794
Crown Castle International Corp., REIT	1,861	363,081
Duke Realty Corp., REIT	10,554	499,732
Extra Space Storage, Inc., REIT	5,326	872,505
Iron Mountain, Inc., REIT	9,405	398,020
Kimco Realty Corp., REIT	43,520	907,392
Mid-America Apartment Communities, Inc., REIT	4,575	770,521
Prologis, Inc., REIT	976	116,661
Public Storage, REIT	2,830	850,953
SBA Communications Corp., REIT	486	154,888
Simon Property Group, Inc., REIT	5,094	664,665
Welltower, Inc., REIT	7,110	590,841
Weyerhaeuser Co., REIT(a)	83,616	2,878,063
		11,855,151

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 7.7%
Advance Auto Parts, Inc.	6,646	$ 1,363,360
Amazon.com, Inc.(a)*	4,337	14,919,974
AutoZone, Inc.*	750	1,119,165
Best Buy Co., Inc.	4,810	553,054
Dollar Tree, Inc.*	11,531	1,147,335
eBay, Inc.	6,444	452,433
Genuine Parts Co.	13,805	1,745,918
Home Depot, Inc. (The)(a)	7,494	2,389,762
L Brands, Inc.(a)	52,807	3,805,272
LKQ Corp.(a)*	44,791	2,204,613
Lowe's Cos., Inc.	7,929	1,537,988
O'Reilly Automotive, Inc.*	1,977	1,119,397
Target Corp.(a)	8,548	2,066,394
Ulta Beauty, Inc.*	3,539	1,223,680
		35,648,345
Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.(a)	17,014	2,422,794
Broadcom, Inc.(a)	3,865	1,842,987
Intel Corp.(a)	59,885	3,361,944
KLA Corp.	3,609	1,170,074
Lam Research Corp.	1,799	1,170,609
Maxim Integrated Products, Inc.	6,895	726,457
Micron Technology, Inc.*	6,331	538,008
NVIDIA Corp.	1,872	1,497,787
NXP Semiconductors NV (Netherlands)	6,333	1,302,825
Qorvo, Inc.*	5,532	1,082,336
QUALCOMM, Inc.(a)	17,645	2,522,000
Skyworks Solutions, Inc.	3,180	609,765
Texas Instruments, Inc.(a)	9,578	1,841,849
		20,089,435
Software & Services — 10.4%
Accenture PLC, Class A (Ireland)	3,101	914,144
Adobe, Inc.(a)*	2,866	1,678,444
ANSYS, Inc.*	642	222,813
Autodesk, Inc.*	2,381	695,014
Automatic Data Processing, Inc.	9,134	1,814,195
Broadridge Financial Solutions, Inc.	5,742	927,505
Cadence Design Systems, Inc.*	1,328	181,697
Cognizant Technology Solutions Corp., Class A	954	66,074
DXC Technology Co.*	32,786	1,276,687
Fiserv, Inc.*	5,331	569,831
Gartner, Inc.*	1,276	309,047
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.(a)	11,029	$ 1,616,741
Intuit, Inc.	1,370	671,533
Mastercard, Inc., Class A(a)	6,994	2,553,439
Microsoft Corp.(a)	73,881	20,014,363
Oracle Corp.(a)	32,707	2,545,913
Paychex, Inc.(a)	16,556	1,776,459
PayPal Holdings, Inc.(a)*	6,771	1,973,611
PTC, Inc.*	2,611	368,830
salesforce.com, Inc.(a)*	7,126	1,740,668
ServiceNow, Inc.*	1,120	615,496
Synopsys, Inc.*	955	263,379
VeriSign, Inc.*	2,237	509,343
Visa, Inc., Class A(a)	12,170	2,845,589
Western Union Co. (The)(a)	81,370	1,869,069
		48,019,884
Technology Hardware & Equipment — 3.6%
Apple, Inc.(a)	19,162	2,624,427
CDW Corp.	2,220	387,723
Cisco Systems, Inc.(a)	47,907	2,539,071
Corning, Inc.(a)	48,823	1,996,861
F5 Networks, Inc.*	2,571	479,903
HP, Inc.	58,048	1,752,469
Juniper Networks, Inc.	30,182	825,478
NetApp, Inc.(a)	22,354	1,829,004
Seagate Technology Holdings PLC (Ireland)	17,780	1,563,395
TE Connectivity Ltd. (Switzerland)	12,546	1,696,345
Zebra Technologies Corp., Class A*	1,714	907,546
		16,602,222
Telecommunication Services — 1.1%
AT&T, Inc.(a)	100,330	2,887,498
Lumen Technologies, Inc.	15,378	208,987
T-Mobile US, Inc.*	3,112	450,711
Verizon Communications, Inc.(a)	28,971	1,623,245
		5,170,441
Transportation — 1.8%
Alaska Air Group, Inc.*	1,961	118,268
CSX Corp.	43,719	1,402,506
Expeditors International of Washington, Inc.(a)	8,957	1,133,956
FedEx Corp.(a)	5,401	1,611,280
JB Hunt Transport Services, Inc.	775	126,286
Norfolk Southern Corp.	3,731	990,245

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	3,788	$ 833,095
United Parcel Service, Inc., Class B(a)	9,559	1,987,985
		8,203,621
Utilities — 2.1%
AES Corp. (The)	12,445	324,441
Dominion Energy, Inc.(a)	47,846	3,520,030
Duke Energy Corp.	8,046	794,301
Exelon Corp.	28,769	1,274,754
NextEra Energy, Inc.	5,026	368,305
NRG Energy, Inc.(a)	65,705	2,647,912
Public Service Enterprise Group, Inc.	7,339	438,432
Southern Co. (The)	5,298	320,582
		9,688,757
TOTAL COMMON STOCKS (Cost $299,737,901)		394,752,307
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 7.9%
Gotham Enhanced 500 ETF*	1,571,000	36,380,118
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $35,609,663)		36,380,118
TOTAL INVESTMENTS - 93.6% (Cost $335,347,564)		431,132,425
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%		29,389,379
NET ASSETS - 100.0%		$460,521,804

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of June 30, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 29, 2024 and January 5, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 5.1% of net assets as of June 30, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	958	$137,555	$150,722	$13,298
BorgWarner, Inc.	Morgan Stanley	2	60	97	74
Ford Motor Co.	Morgan Stanley	112,997	1,329,172	1,679,135	350,876
General Motors Co.	Morgan Stanley	23,021	939,467	1,362,153	425,180
		136,978	2,406,254	3,192,107	789,428
Banks
Bank of America Corp.	Morgan Stanley	61,002	2,138,315	2,515,112	406,471
Citigroup, Inc.	Morgan Stanley	430	18,577	30,423	12,489
Fifth Third Bancorp	Morgan Stanley	38,711	772,393	1,479,922	753,186
First Republic Bank	Morgan Stanley	7,795	1,186,093	1,458,990	276,495
JPMorgan Chase & Co.	Morgan Stanley	21,875	2,995,582	3,402,437	437,357
PNC Financial Services Group, Inc. (The)	Morgan Stanley	7,691	1,072,796	1,467,135	421,802
Regions Financial Corp.	Morgan Stanley	61,863	1,365,456	1,248,395	(111,310)
SVB Financial Group	Morgan Stanley	3,004	1,051,694	1,671,516	620,550
Truist Financial Corp.	Morgan Stanley	1	57	56	1,486
Wells Fargo & Co.	Morgan Stanley	47,373	1,060,975	2,145,523	1,099,186
		249,745	11,661,938	15,419,509	3,917,712
Capital Goods
3M Co.	Morgan Stanley	8,975	1,427,029	1,782,704	416,367
A.O. Smith Corp.	Morgan Stanley	10,565	722,646	761,314	39,180
AMETEK, Inc.	Morgan Stanley	9,306	873,927	1,242,351	375,862
Caterpillar, Inc.	Morgan Stanley	8,219	1,703,571	1,788,701	94,407
Cummins, Inc.	Morgan Stanley	6,612	1,323,118	1,612,072	330,332
Deere & Co.	Morgan Stanley	3,274	662,915	1,154,773	502,965
Dover Corp.	Morgan Stanley	7,356	675,035	1,107,814	450,160
Eaton Corp. PLC (Ireland)	Morgan Stanley	6,373	702,434	944,351	263,479
Emerson Electric Co.	Morgan Stanley	20,995	1,566,628	2,020,559	488,556
Fortive Corp.	Morgan Stanley	2,643	164,684	184,323	25,591
Fortune Brands Home & Security, Inc.	Morgan Stanley	4,429	343,133	441,173	103,793
General Dynamics Corp.	Morgan Stanley	8,188	1,335,460	1,541,473	225,429
Honeywell International, Inc.	Morgan Stanley	9,339	1,506,349	2,048,510	572,099
Howmet Aerospace, Inc.	Morgan Stanley	87,286	1,270,804	3,008,748	1,738,818
Huntington Ingalls Industries, Inc.	Morgan Stanley	2,899	637,058	610,964	(25,638)
Illinois Tool Works, Inc.	Morgan Stanley	1,805	402,366	403,526	2,690
Ingersoll Rand, Inc.	Morgan Stanley	3,577	174,616	174,593	128

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	Morgan Stanley	24,958	$1,019,940	$1,712,868	$719,946
L3Harris Technologies, Inc.	Morgan Stanley	3,706	728,961	801,052	76,938
Lockheed Martin Corp.	Morgan Stanley	4,920	1,763,158	1,861,482	120,243
Masco Corp.	Morgan Stanley	6,237	259,141	367,422	112,148
Northrop Grumman Corp.	Morgan Stanley	6,730	2,274,036	2,445,884	185,691
Parker-Hannifin Corp.	Morgan Stanley	5,993	1,660,539	1,840,510	186,898
Pentair PLC (Ireland)	Morgan Stanley	23,223	998,092	1,567,320	588,877
Quanta Services, Inc.	Morgan Stanley	2,118	93,735	191,827	98,719
Roper Technologies, Inc.	Morgan Stanley	606	235,476	284,941	50,891
Snap-on, Inc.	Morgan Stanley	7,626	958,872	1,703,877	786,256
Stanley Black & Decker, Inc.	Morgan Stanley	7,091	1,365,514	1,453,584	94,521
Textron, Inc.	Morgan Stanley	17,979	1,204,997	1,236,416	32,563
Trane Technologies PLC (Ireland)	Morgan Stanley	9,406	1,177,261	1,732,021	575,005
United Rentals, Inc.	Morgan Stanley	7,346	1,386,444	2,343,447	957,953
WW Grainger, Inc.	Morgan Stanley	1,856	669,531	812,928	151,955
		331,636	31,287,470	41,183,528	10,342,822
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	1,950	431,832	744,900	322,972
IHS Markit Ltd. (Bermuda)	Morgan Stanley	297	22,859	33,460	10,821
Jacobs Engineering Group, Inc.	Morgan Stanley	5,843	714,203	779,573	67,104
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	109,636	2,438,056	2,704,720	271,589
Republic Services, Inc.	Morgan Stanley	18,163	1,568,599	1,998,112	459,828
Robert Half International, Inc.	Morgan Stanley	6,570	341,514	584,533	252,459
		142,459	5,517,063	6,845,298	1,384,773
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	1,117	87,534	100,943	14,459
Garmin Ltd. (Switzerland)	Morgan Stanley	4,768	522,243	689,644	176,702
Hanesbrands, Inc.	Morgan Stanley	73,648	967,423	1,375,008	438,662
Hasbro, Inc.	Morgan Stanley	2,652	247,733	250,667	4,337
Lennar Corp., Class A	Morgan Stanley	1,653	88,335	164,226	77,877
Mohawk Industries, Inc.	Morgan Stanley	9,293	1,138,662	1,786,022	648,146
Newell Brands, Inc.	Morgan Stanley	21,396	412,986	587,748	194,374
NIKE, Inc., Class B	Morgan Stanley	7,766	743,821	1,199,769	465,924
PulteGroup, Inc.	Morgan Stanley	2,362	80,412	128,894	50,175
PVH Corp.	Morgan Stanley	19,402	956,527	2,087,461	1,131,601
Tapestry, Inc.	Morgan Stanley	49,644	1,962,943	2,158,521	196,909
Under Armour, Inc., Class C	Morgan Stanley	50,254	925,313	933,217	8,549
Whirlpool Corp.	Morgan Stanley	2,802	287,093	610,892	340,023
		246,757	8,421,025	12,073,012	3,747,738
Consumer Services
Marriott International, Inc., Class A	Morgan Stanley	6,617	901,083	903,353	2,900
McDonald's Corp.	Morgan Stanley	9,195	1,786,619	2,123,953	391,105
Penn National Gaming, Inc.	Morgan Stanley	24,087	2,115,951	1,842,415	(272,106)
Starbucks Corp.	Morgan Stanley	11,002	1,250,187	1,230,134	(16,650)
Yum! Brands, Inc.	Morgan Stanley	18,460	1,568,970	2,123,454	593,673
		69,361	7,622,810	8,223,309	698,922

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	3,013	$713,526	$749,875	$39,364
Berkshire Hathaway, Inc., Class B	Morgan Stanley	25,065	4,990,936	6,966,065	1,978,456
BlackRock, Inc.	Morgan Stanley	2,700	1,616,789	2,362,419	820,272
Capital One Financial Corp.	Morgan Stanley	7,459	1,111,652	1,153,833	44,794
Charles Schwab Corp. (The)	Morgan Stanley	13,457	969,630	979,804	10,849
CME Group, Inc.	Morgan Stanley	3,144	646,571	668,666	25,049
Discover Financial Services	Morgan Stanley	7,141	353,190	844,709	534,209
Franklin Resources, Inc.	Morgan Stanley	49,683	1,323,008	1,589,359	303,309
Goldman Sachs Group, Inc. (The)	Morgan Stanley	3,890	885,778	1,476,372	612,828
Intercontinental Exchange, Inc.	Morgan Stanley	16,326	1,689,091	1,937,896	303,223
Invesco Ltd. (Bermuda)	Morgan Stanley	97,097	1,065,801	2,595,403	1,589,728
Nasdaq, Inc.	Morgan Stanley	10,739	1,263,107	1,887,916	661,688
Raymond James Financial, Inc.	Morgan Stanley	6,415	823,376	833,308	12,895
S&P Global, Inc.	Morgan Stanley	3,037	1,040,411	1,246,537	212,233
Synchrony Financial	Morgan Stanley	11,166	495,371	541,774	48,324
T Rowe Price Group, Inc.	Morgan Stanley	10,864	1,467,150	2,150,746	763,043
		271,196	20,455,387	27,984,682	7,960,264
Energy
APA Corp.	Morgan Stanley	63,709	692,652	1,378,026	685,866
Chevron Corp.	Morgan Stanley	1,597	87,917	167,270	89,826
ConocoPhillips	Morgan Stanley	16,592	490,913	1,010,453	534,170
EOG Resources, Inc.	Morgan Stanley	16,827	631,616	1,404,045	785,421
Exxon Mobil Corp.	Morgan Stanley	5,660	347,471	357,033	12,393
Halliburton Co.	Morgan Stanley	70,914	1,038,817	1,639,532	613,228
Hess Corp.	Morgan Stanley	15,860	1,311,437	1,384,895	78,009
Kinder Morgan, Inc.	Morgan Stanley	57,695	917,602	1,051,780	177,803
Marathon Oil Corp.	Morgan Stanley	210,640	2,325,943	2,868,917	553,162
Marathon Petroleum Corp.	Morgan Stanley	2,238	141,934	135,220	(6,580)
NOV, Inc.	Morgan Stanley	82,091	741,590	1,257,634	516,568
Occidental Petroleum Corp.	Morgan Stanley	98,049	2,637,085	3,065,992	432,023
Phillips 66	Morgan Stanley	2	122	172	92
Williams Cos., Inc. (The)	Morgan Stanley	30,384	595,277	806,695	248,988
		672,258	11,960,376	16,527,664	4,720,969
Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	4,659	148,242	178,486	36,714
Sysco Corp.	Morgan Stanley	975	50,359	75,806	26,833
Walgreens Boots Alliance, Inc.	Morgan Stanley	7,117	325,420	374,425	54,007
Walmart, Inc.	Morgan Stanley	26,709	3,190,490	3,766,503	657,869
		39,460	3,714,511	4,395,220	775,423
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	24,798	1,025,638	1,182,369	237,816
Archer-Daniels-Midland Co.	Morgan Stanley	9,625	468,647	583,275	124,881
Campbell Soup Co.	Morgan Stanley	12,344	574,184	562,763	(13)
Coca-Cola Co. (The)	Morgan Stanley	48,817	2,393,114	2,641,488	316,797
Conagra Brands, Inc.	Morgan Stanley	29,368	1,041,277	1,068,408	41,199
Constellation Brands, Inc., Class A	Morgan Stanley	8,790	1,705,115	2,055,893	371,828
General Mills, Inc.	Morgan Stanley	22,811	1,311,815	1,389,874	107,594
Hershey Co. (The)	Morgan Stanley	8,723	1,382,062	1,519,372	145,820

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
JM Smucker Co. (The)	Morgan Stanley	11,154	$1,263,405	$1,445,224	$216,927
Kellogg Co.	Morgan Stanley	16,394	1,024,743	1,054,626	46,904
Kraft Heinz Co. (The)	Morgan Stanley	46,670	1,602,351	1,903,203	353,795
Molson Coors Beverage Co., Class B	Morgan Stanley	6,727	236,225	361,173	131,517
Mondelez International, Inc., Class A	Morgan Stanley	26,128	1,473,592	1,631,432	173,941
PepsiCo, Inc.	Morgan Stanley	5,701	790,322	844,717	72,545
Philip Morris International, Inc.	Morgan Stanley	12,939	1,016,077	1,282,384	325,507
Tyson Foods, Inc., Class A	Morgan Stanley	16,465	1,155,209	1,214,458	84,647
		307,454	18,463,776	20,740,659	2,751,705
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	20,736	1,821,311	2,403,924	612,414
Align Technology, Inc.	Morgan Stanley	1,514	904,606	925,054	21,080
AmerisourceBergen Corp.	Morgan Stanley	14,630	1,556,494	1,674,989	128,882
Anthem, Inc.	Morgan Stanley	5,639	1,716,246	2,152,970	454,683
Baxter International, Inc.	Morgan Stanley	10,544	817,601	848,792	39,689
Becton Dickinson and Co.	Morgan Stanley	6,380	1,552,065	1,551,552	6,123
Cerner Corp.	Morgan Stanley	4,910	359,150	383,766	26,685
Cigna Corp.	Morgan Stanley	2,387	604,018	565,886	(36,302)
CVS Health Corp.	Morgan Stanley	19,838	1,330,795	1,655,283	361,429
Danaher Corp.	Morgan Stanley	6,522	1,408,156	1,750,244	354,039
DaVita, Inc.	Morgan Stanley	571	49,942	68,766	18,891
DENTSPLY SIRONA, Inc.	Morgan Stanley	11,746	515,827	743,052	232,101
HCA Healthcare, Inc.	Morgan Stanley	7,121	1,294,360	1,472,196	182,517
Hologic, Inc.	Morgan Stanley	35,794	2,127,767	2,388,176	261,420
Laboratory Corp. of America Holdings	Morgan Stanley	3,283	788,089	905,616	118,082
McKesson Corp.	Morgan Stanley	12,928	2,313,076	2,472,351	170,752
Medtronic PLC (Ireland)	Morgan Stanley	24,417	2,591,786	3,030,882	496,245
Quest Diagnostics, Inc.	Morgan Stanley	1	121	132	50
STERIS PLC (Ireland)	Morgan Stanley	105	15,772	21,662	6,588
Stryker Corp.	Morgan Stanley	3,921	975,938	1,018,401	46,252
UnitedHealth Group, Inc.	Morgan Stanley	9,111	3,180,626	3,648,409	518,856
Universal Health Services, Inc., Class B	Morgan Stanley	345	31,083	50,518	19,537
		202,443	25,954,829	29,732,621	4,040,013
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	20,912	1,535,034	1,701,191	195,680
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	2,375	590,926	755,440	181,417
Kimberly-Clark Corp.	Morgan Stanley	6,114	801,940	817,931	25,659
Procter & Gamble Co. (The)	Morgan Stanley	10,545	1,325,671	1,422,837	115,594
		39,946	4,253,571	4,697,399	518,350
Insurance
Aflac, Inc.	Morgan Stanley	24,519	1,312,526	1,315,690	10,937
Allstate Corp. (The)	Morgan Stanley	7,105	952,595	926,776	(23,993)
Aon PLC, Class A (Ireland)	Morgan Stanley	3,002	693,013	716,758	29,272
Arthur J Gallagher & Co.	Morgan Stanley	4,256	485,156	596,180	115,571
Assurant, Inc.	Morgan Stanley	4,793	706,511	748,571	46,458
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	1,118	40,720	69,282	30,247
Loews Corp.	Morgan Stanley	13,612	761,194	743,896	(15,842)
Marsh & McLennan Cos., Inc.	Morgan Stanley	10,955	1,187,645	1,541,149	368,856

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
MetLife, Inc.	Morgan Stanley	22,730	$1,044,520	$1,360,390	$352,878
Principal Financial Group, Inc.	Morgan Stanley	4,164	251,795	263,123	12,801
Progressive Corp. (The)	Morgan Stanley	3,877	356,828	380,760	28,166
Prudential Financial, Inc.	Morgan Stanley	1,010	100,463	103,495	5,939
Travelers Cos., Inc. (The)	Morgan Stanley	2,825	426,128	422,931	1,228
		103,966	8,319,094	9,189,001	962,518
Materials
Avery Dennison Corp.	Morgan Stanley	4,125	842,783	867,240	27,779
CF Industries Holdings, Inc.	Morgan Stanley	16,749	475,068	861,736	405,806
Corteva, Inc.	Morgan Stanley	18,950	860,237	840,432	(19,202)
Dow, Inc.	Morgan Stanley	37,566	2,180,327	2,377,176	243,531
DuPont de Nemours, Inc.	Morgan Stanley	54,775	4,265,588	4,240,133	(3,952)
Eastman Chemical Co.	Morgan Stanley	4,991	350,295	582,699	250,250
Freeport-McMoRan, Inc.	Morgan Stanley	30,971	714,914	1,149,334	436,783
International Paper Co.	Morgan Stanley	26,883	1,062,768	1,648,197	648,258
Linde PLC (Ireland)	Morgan Stanley	7,025	1,380,541	2,030,927	673,883
Martin Marietta Materials, Inc.	Morgan Stanley	556	180,035	195,606	17,394
Mosaic Co. (The)	Morgan Stanley	57,539	1,033,120	1,836,069	811,928
Newmont Corp.	Morgan Stanley	9,221	559,333	584,427	30,295
Nucor Corp.	Morgan Stanley	4,743	353,051	454,996	105,614
PPG Industries, Inc.	Morgan Stanley	8,996	1,188,762	1,527,251	358,941
Sealed Air Corp.	Morgan Stanley	20,272	450,057	1,201,116	768,445
Sherwin-Williams Co. (The)	Morgan Stanley	5,837	1,343,353	1,590,291	254,116
Westrock Co.	Morgan Stanley	25,110	1,359,412	1,336,354	(18,522)
		334,309	18,599,644	23,323,984	4,991,347
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	4,859	343,941	463,743	122,306
Alphabet, Inc., Class A	Morgan Stanley	5,215	6,642,573	12,733,935	6,095,780
Charter Communications, Inc., Class A	Morgan Stanley	1,666	812,496	1,201,936	403,081
Comcast Corp., Class A	Morgan Stanley	12,675	634,369	722,728	98,972
DISH Network Corp., Class A	Morgan Stanley	34,606	1,337,082	1,446,531	110,366
Electronic Arts, Inc.	Morgan Stanley	1,545	183,855	222,217	39,289
Facebook, Inc., Class A	Morgan Stanley	9,845	2,175,888	3,423,205	1,248,788
Fox Corp., Class A	Morgan Stanley	31,846	1,197,909	1,182,442	(14,641)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	32,635	750,611	1,060,311	338,012
Netflix, Inc.	Morgan Stanley	2,492	1,051,912	1,316,299	265,116
News Corp., Class A	Morgan Stanley	14,021	334,660	361,321	27,670
Omnicom Group, Inc.	Morgan Stanley	3,700	279,326	295,963	21,601
Take-Two Interactive Software, Inc.	Morgan Stanley	595	80,037	105,327	25,377
Twitter, Inc.	Morgan Stanley	4,143	131,433	285,080	153,769
ViacomCBS, Inc., Class B	Morgan Stanley	17,430	707,583	787,836	84,520
Walt Disney Co. (The)	Morgan Stanley	8,786	976,101	1,544,315	605,525
		186,059	17,639,776	27,153,189	9,625,531
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	18,460	1,878,092	2,079,334	233,567
Agilent Technologies, Inc.	Morgan Stanley	6,257	914,684	924,847	10,802
Alexion Pharmaceuticals, Inc.	Morgan Stanley	9,158	1,217,945	1,682,416	465,310
Biogen, Inc.	Morgan Stanley	1,042	248,317	360,813	112,696

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bristol-Myers Squibb Co.	Morgan Stanley	6,781	$423,325	$453,106	$42,196
Eli Lilly & Co.	Morgan Stanley	816	150,033	187,288	38,031
Gilead Sciences, Inc.	Morgan Stanley	25,715	1,615,827	1,770,735	213,384
Illumina, Inc.	Morgan Stanley	946	345,097	447,657	102,823
Incyte Corp.	Morgan Stanley	1,438	140,102	120,979	(18,996)
Johnson & Johnson	Morgan Stanley	35,541	4,835,282	5,855,024	1,260,604
Merck & Co., Inc.	Morgan Stanley	42,602	3,146,989	3,313,158	227,460
Organon & Co.	Morgan Stanley	65,024	1,950,692	1,967,626	18,256
PerkinElmer, Inc.	Morgan Stanley	13,753	1,617,844	2,123,601	557,023
Pfizer, Inc.	Morgan Stanley	93,404	3,062,492	3,657,701	694,231
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	561	275,280	313,341	38,278
Thermo Fisher Scientific, Inc.	Morgan Stanley	2,876	1,183,036	1,450,856	271,263
Waters Corp.	Morgan Stanley	4,267	1,189,821	1,474,718	285,717
		328,641	24,194,858	28,183,200	4,552,645
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	7,431	1,266,836	1,351,996	111,224
American Tower Corp., REIT	Morgan Stanley	3,262	817,793	881,197	80,502
AvalonBay Communities, Inc., REIT	Morgan Stanley	2,571	486,745	536,542	61,085
CBRE Group, Inc., Class A	Morgan Stanley	12,498	904,042	1,071,454	168,043
Crown Castle International Corp., REIT	Morgan Stanley	2,864	479,303	558,766	95,936
Duke Realty Corp., REIT	Morgan Stanley	11,371	472,134	538,417	68,907
Extra Space Storage, Inc., REIT	Morgan Stanley	5,639	787,273	923,781	143,009
Iron Mountain, Inc., REIT	Morgan Stanley	12,206	472,148	516,558	51,569
Kimco Realty Corp., REIT	Morgan Stanley	44,425	965,308	926,261	(36,080)
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	5,182	720,440	872,752	161,776
Prologis, Inc., REIT	Morgan Stanley	1,538	189,724	183,837	(5,727)
Public Storage, REIT	Morgan Stanley	3,316	822,832	997,088	188,842
SBA Communications Corp., REIT	Morgan Stanley	709	214,872	225,958	12,556
Simon Property Group, Inc., REIT	Morgan Stanley	6,483	543,225	845,902	332,292
Welltower, Inc., REIT	Morgan Stanley	8,401	444,864	698,123	273,251
Weyerhaeuser Co., REIT	Morgan Stanley	91,132	2,210,862	3,136,763	961,720
		219,028	11,798,401	14,265,395	2,668,905
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	7,651	1,179,216	1,569,526	402,262
Amazon.com, Inc.	Morgan Stanley	2,259	5,473,615	7,771,321	2,301,353
AutoZone, Inc.	Morgan Stanley	831	1,005,125	1,240,035	235,608
Best Buy Co., Inc.	Morgan Stanley	5,521	467,738	634,805	184,015
Dollar Tree, Inc.	Morgan Stanley	12,188	1,333,072	1,212,706	(119,451)
eBay, Inc.	Morgan Stanley	7,832	433,825	549,885	122,276
Genuine Parts Co.	Morgan Stanley	15,616	1,537,699	1,974,956	478,340
Home Depot, Inc. (The)	Morgan Stanley	4,488	1,109,720	1,431,178	336,454
L Brands, Inc.	Morgan Stanley	41,225	1,745,544	2,970,673	1,232,500
LKQ Corp.	Morgan Stanley	47,539	1,343,494	2,339,870	997,297
Lowe's Cos., Inc.	Morgan Stanley	8,079	1,048,430	1,567,084	536,720
O'Reilly Automotive, Inc.	Morgan Stanley	2,029	936,349	1,148,840	213,392
Target Corp.	Morgan Stanley	8,598	1,432,432	2,078,481	680,901
Ulta Beauty, Inc.	Morgan Stanley	3,611	1,208,603	1,248,575	40,805
		167,467	20,254,862	27,737,935	7,642,472

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	25,800	$2,457,058	$3,673,920	$1,227,394
Broadcom, Inc.	Morgan Stanley	1,729	553,659	824,456	294,788
Intel Corp.	Morgan Stanley	75,333	4,019,387	4,229,195	311,450
KLA Corp.	Morgan Stanley	5,857	1,576,093	1,898,898	333,816
Lam Research Corp.	Morgan Stanley	1,782	824,457	1,159,547	342,512
Maxim Integrated Products, Inc.	Morgan Stanley	7,980	529,427	840,773	311,730
Micron Technology, Inc.	Morgan Stanley	6,077	288,710	516,423	227,939
NVIDIA Corp.	Morgan Stanley	1,388	816,935	1,110,539	294,653
NXP Semiconductors NV (Netherlands)	Morgan Stanley	8,615	1,642,910	1,772,278	134,637
Qorvo, Inc.	Morgan Stanley	9,234	1,605,146	1,806,632	206,316
QUALCOMM, Inc.	Morgan Stanley	18,135	2,424,745	2,592,036	184,197
Skyworks Solutions, Inc.	Morgan Stanley	3,594	601,610	689,150	87,972
Texas Instruments, Inc.	Morgan Stanley	11,164	1,684,481	2,146,837	490,769
		176,688	19,024,618	23,260,684	4,448,173
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	1,283	306,554	378,216	78,041
Adobe, Inc.	Morgan Stanley	2,350	830,013	1,376,254	546,823
ANSYS, Inc.	Morgan Stanley	754	226,659	261,683	35,209
Autodesk, Inc.	Morgan Stanley	25	7,207	7,298	130
Automatic Data Processing, Inc.	Morgan Stanley	13,693	2,582,836	2,719,704	151,224
Broadridge Financial Solutions, Inc.	Morgan Stanley	6,748	999,282	1,090,004	100,708
Cadence Design Systems, Inc.	Morgan Stanley	1,819	187,018	248,876	62,017
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	4,822	294,842	333,972	47,454
DXC Technology Co.	Morgan Stanley	33,454	1,315,735	1,302,699	(12,133)
Fiserv, Inc.	Morgan Stanley	5,476	607,276	585,330	(21,691)
FleetCor Technologies, Inc.	Morgan Stanley	2	490	512	57
Gartner, Inc.	Morgan Stanley	1,312	296,426	317,766	21,571
International Business Machines Corp.	Morgan Stanley	11,652	1,405,745	1,708,067	368,079
Intuit, Inc.	Morgan Stanley	1,402	657,972	687,218	29,715
Mastercard, Inc., Class A	Morgan Stanley	3,856	1,130,565	1,407,787	284,065
Microsoft Corp.	Morgan Stanley	24,719	5,029,277	6,696,377	1,750,971
Oracle Corp.	Morgan Stanley	33,412	1,630,231	2,600,790	1,013,905
Paychex, Inc.	Morgan Stanley	16,919	1,502,256	1,815,409	350,727
PayPal Holdings, Inc.	Morgan Stanley	7,209	1,112,937	2,101,279	989,112
PTC, Inc.	Morgan Stanley	4,187	553,284	591,456	38,571
salesforce.com, Inc.	Morgan Stanley	4,790	980,926	1,170,053	189,809
ServiceNow, Inc.	Morgan Stanley	1,023	395,718	562,190	166,768
Synopsys, Inc.	Morgan Stanley	841	170,769	231,939	61,318
VeriSign, Inc.	Morgan Stanley	2,291	438,537	521,638	83,426
Visa, Inc., Class A	Morgan Stanley	11,937	2,411,315	2,791,109	400,798
Western Union Co. (The)	Morgan Stanley	68,424	1,494,963	1,571,699	127,009
		264,400	26,568,833	33,079,325	6,863,683
Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	160,361	9,981,394	21,963,043	12,216,345
CDW Corp.	Morgan Stanley	3,074	431,626	536,874	126,862
Cisco Systems, Inc.	Morgan Stanley	74,606	3,148,801	3,954,118	900,958
Corning, Inc.	Morgan Stanley	52,281	2,219,725	2,138,293	(69,084)
F5 Networks, Inc.	Morgan Stanley	4,005	730,753	747,573	17,337

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
HP, Inc.	Morgan Stanley	104,659	$1,911,684	$3,159,655	$1,330,178
Juniper Networks, Inc.	Morgan Stanley	34,537	761,574	944,587	209,963
NetApp, Inc.	Morgan Stanley	23,904	1,196,999	1,955,825	786,845
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	18,132	911,693	1,594,347	683,291
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	13,798	1,145,033	1,865,628	746,511
Zebra Technologies Corp., Class A	Morgan Stanley	1,994	950,441	1,055,803	106,025
		491,351	23,389,723	39,915,746	17,055,231
Telecommunication Services
AT&T, Inc.	Morgan Stanley	4,485	126,812	129,078	7,183
Lumen Technologies, Inc.	Morgan Stanley	21,384	233,750	290,609	69,381
T-Mobile US, Inc.	Morgan Stanley	3,389	409,472	490,829	81,486
Verizon Communications, Inc.	Morgan Stanley	28,062	1,487,455	1,572,314	166,940
		57,320	2,257,489	2,482,830	324,990
Transportation
Alaska Air Group, Inc.	Morgan Stanley	2,263	67,910	136,482	67,912
CSX Corp.	Morgan Stanley	48,825	1,334,860	1,566,306	243,035
Expeditors International of Washington, Inc.	Morgan Stanley	10,603	891,508	1,342,340	465,424
FedEx Corp.	Morgan Stanley	5,741	1,562,484	1,712,713	166,486
JB Hunt Transport Services, Inc.	Morgan Stanley	819	117,163	133,456	16,400
Norfolk Southern Corp.	Morgan Stanley	3,674	635,473	975,116	355,971
Union Pacific Corp.	Morgan Stanley	4,647	949,733	1,022,015	81,462
United Parcel Service, Inc., Class B	Morgan Stanley	10,546	1,776,764	2,193,252	430,086
		87,118	7,335,895	9,081,680	1,826,776
Utilities
AES Corp. (The)	Morgan Stanley	16,377	414,224	426,948	15,829
Dominion Energy, Inc.	Morgan Stanley	64,436	4,553,252	4,740,557	277,173
Duke Energy Corp.	Morgan Stanley	8,686	719,559	857,482	164,967
Exelon Corp.	Morgan Stanley	29,816	1,273,133	1,321,147	59,891
NextEra Energy, Inc.	Morgan Stanley	5,396	393,948	395,419	2,744
NRG Energy, Inc.	Morgan Stanley	72,477	2,053,720	2,920,823	969,601
Public Service Enterprise Group, Inc.	Morgan Stanley	7,107	427,435	424,572	5,510
Southern Co. (The)	Morgan Stanley	6,238	363,937	377,461	22,016
		210,533	10,199,208	11,464,409	1,517,731

Total Reference Entity — Long			341,301,411	440,152,386	104,128,121
Short
Banks
Citizens Financial Group, Inc.	Morgan Stanley	(8,685)	(423,586)	(398,381)	22,490
Comerica, Inc.	Morgan Stanley	(16,374)	(1,139,186)	(1,168,121)	(48,990)
Huntington Bancshares, Inc.	Morgan Stanley	(102,393)	(1,555,820)	(1,461,148)	63,807
KeyCorp.	Morgan Stanley	(18,830)	(419,561)	(388,840)	20,030
M&T Bank Corp.	Morgan Stanley	(16,914)	(2,805,643)	(2,457,773)	252,933
People's United Financial, Inc.	Morgan Stanley	(181,779)	(2,672,977)	(3,115,692)	(516,087)
US Bancorp	Morgan Stanley	(10,489)	(621,036)	(597,558)	16,991
Zions Bancorp NA	Morgan Stanley	(33,293)	(1,777,121)	(1,759,868)	(11,331)
		(388,757)	(11,414,930)	(11,347,381)	(200,157)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods
Allegion PLC (Ireland)	Morgan Stanley	(14,089)	$(1,650,034)	$(1,962,598)	$(334,983)
Boeing Co. (The)	Morgan Stanley	(13,458)	(4,150,555)	(3,223,998)	872,626
Carrier Global Corp.	Morgan Stanley	(25,887)	(1,206,101)	(1,258,108)	(58,422)
Fastenal Co.	Morgan Stanley	(66,553)	(3,319,352)	(3,460,756)	(183,569)
Generac Holdings, Inc.	Morgan Stanley	(5,563)	(1,815,192)	(2,309,479)	(512,653)
General Electric Co.	Morgan Stanley	(103,023)	(1,369,412)	(1,386,690)	(22,807)
IDEX Corp.	Morgan Stanley	(15,029)	(3,119,195)	(3,307,131)	(207,355)
Otis Worldwide Corp.	Morgan Stanley	(33,580)	(2,644,240)	(2,745,837)	(120,106)
PACCAR, Inc.	Morgan Stanley	(34,241)	(3,120,765)	(3,056,009)	44,675
Raytheon Technologies Corp.	Morgan Stanley	(41,949)	(3,248,905)	(3,578,669)	(340,803)
Rockwell Automation, Inc.	Morgan Stanley	(9,700)	(2,588,064)	(2,774,394)	(203,342)
Teledyne Technologies, Inc.	Morgan Stanley	(5,577)	(2,190,250)	(2,335,815)	(153,036)
TransDigm Group, Inc.	Morgan Stanley	(5,973)	(3,621,941)	(3,866,263)	(256,633)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(9,576)	(776,152)	(788,105)	(15,885)
Xylem, Inc.	Morgan Stanley	(18,089)	(2,041,888)	(2,169,956)	(146,554)
		(402,287)	(36,862,046)	(38,223,808)	(1,638,847)
Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(10,468)	(1,242,486)	(1,379,996)	(145,399)
Equifax, Inc.	Morgan Stanley	(9,480)	(1,802,781)	(2,270,555)	(505,178)
Leidos Holdings, Inc.	Morgan Stanley	(1,235)	(138,839)	(124,859)	12,872
Rollins, Inc.	Morgan Stanley	(73,916)	(2,550,414)	(2,527,927)	955
Verisk Analytics, Inc.	Morgan Stanley	(14,635)	(2,637,871)	(2,557,027)	67,261
Waste Management, Inc.	Morgan Stanley	(9,499)	(1,106,220)	(1,330,905)	(238,017)
		(119,233)	(9,478,611)	(10,191,269)	(807,506)
Consumer Durables & Apparel
Leggett & Platt, Inc.	Morgan Stanley	(48,015)	(2,495,022)	(2,487,657)	(19,536)
NVR, Inc.	Morgan Stanley	(401)	(1,714,833)	(1,994,293)	(285,271)
Ralph Lauren Corp.	Morgan Stanley	(37,848)	(3,380,715)	(4,458,873)	(1,115,199)
VF Corp.	Morgan Stanley	(43,094)	(3,505,466)	(3,535,432)	(74,973)
		(129,358)	(11,096,036)	(12,476,255)	(1,494,979)
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	(224)	(545,917)	(490,132)	53,959
Caesars Entertainment, Inc.	Morgan Stanley	(451)	(47,459)	(46,791)	541
Carnival Corp. (Panama)	Morgan Stanley	(51,520)	(1,462,286)	(1,358,067)	99,269
Chipotle Mexican Grill, Inc.	Morgan Stanley	(2,411)	(3,576,784)	(3,737,870)	(183,248)
Darden Restaurants, Inc.	Morgan Stanley	(12,833)	(1,785,275)	(1,873,490)	(108,470)
Domino's Pizza, Inc.	Morgan Stanley	(5,600)	(2,352,063)	(2,612,344)	(279,733)
Expedia Group, Inc.	Morgan Stanley	(4,225)	(693,896)	(691,675)	(1,148)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(8,746)	(1,069,381)	(1,054,943)	10,829
Las Vegas Sands Corp.	Morgan Stanley	(23,953)	(1,416,497)	(1,262,084)	131,986
MGM Resorts International	Morgan Stanley	(41,625)	(1,704,442)	(1,775,306)	(76,706)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(15,953)	(595,783)	(469,178)	124,609
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(16,744)	(1,641,888)	(1,427,928)	203,568
Wynn Resorts Ltd.	Morgan Stanley	(12,511)	(1,511,290)	(1,530,095)	(56,255)
		(196,796)	(18,402,961)	(18,329,903)	(80,799)
Diversified Financials
American Express Co.	Morgan Stanley	(143)	(22,845)	(23,628)	(826)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Diversified Financials — (continued)
Bank of New York Mellon Corp. (The)	Morgan Stanley	(62,876)	$(3,002,947)	$(3,221,137)	$(273,147)
Cboe Global Markets, Inc.	Morgan Stanley	(7,151)	(896,334)	(851,327)	24,583
MarketAxess Holdings, Inc.	Morgan Stanley	(7,289)	(3,763,991)	(3,379,108)	363,915
Moody's Corp.	Morgan Stanley	(958)	(344,681)	(347,150)	(3,609)
MSCI, Inc.	Morgan Stanley	(5,976)	(2,311,625)	(3,185,686)	(901,383)
Northern Trust Corp.	Morgan Stanley	(33,599)	(3,518,348)	(3,884,716)	(500,393)
State Street Corp.	Morgan Stanley	(47,193)	(3,790,620)	(3,883,040)	(231,117)
		(165,185)	(17,651,391)	(18,775,792)	(1,521,977)
Energy
Baker Hughes Co.	Morgan Stanley	(114,546)	(2,574,785)	(2,619,667)	(76,571)
Cabot Oil & Gas Corp.	Morgan Stanley	(129,896)	(2,536,231)	(2,267,984)	224,292
Devon Energy Corp.	Morgan Stanley	(115,830)	(3,027,417)	(3,381,078)	(402,416)
Diamondback Energy, Inc.	Morgan Stanley	(36,614)	(3,080,986)	(3,437,688)	(393,004)
ONEOK, Inc.	Morgan Stanley	(24,184)	(1,638,521)	(1,345,598)	129,363
Pioneer Natural Resources Co.	Morgan Stanley	(28,286)	(4,349,722)	(4,597,041)	(308,627)
Schlumberger NV (Curaçao)	Morgan Stanley	(16,681)	(584,474)	(533,959)	48,149
Valero Energy Corp.	Morgan Stanley	(18,760)	(1,339,584)	(1,464,781)	(146,937)
		(484,797)	(19,131,720)	(19,647,796)	(925,751)
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(3,306)	(1,216,784)	(1,308,085)	(96,598)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(38,207)	(2,860,397)	(2,863,233)	(24,725)
Hormel Foods Corp.	Morgan Stanley	(107,849)	(5,213,295)	(5,149,790)	(6,278)
Lamb Weston Holdings, Inc.	Morgan Stanley	(56,558)	(4,770,717)	(4,561,968)	162,291
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(55,272)	(5,014,346)	(4,881,623)	99,808
Monster Beverage Corp.	Morgan Stanley	(10,886)	(1,010,531)	(994,436)	12,807
		(268,772)	(18,869,286)	(18,451,050)	243,903
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(12,374)	(3,450,495)	(3,862,049)	(423,281)
Boston Scientific Corp.	Morgan Stanley	(40,837)	(1,689,150)	(1,746,190)	(62,763)
Cardinal Health, Inc.	Morgan Stanley	(46,236)	(2,623,563)	(2,639,613)	(72,338)
Centene Corp.	Morgan Stanley	(12,531)	(889,130)	(913,886)	(27,751)
Cooper Cos., Inc. (The)	Morgan Stanley	(5,396)	(1,942,161)	(2,138,273)	(202,940)
Dexcom, Inc.	Morgan Stanley	(5,781)	(2,411,780)	(2,468,487)	(64,893)
Edwards Lifesciences Corp.	Morgan Stanley	(17,992)	(1,484,222)	(1,863,431)	(384,234)
Henry Schein, Inc.	Morgan Stanley	(50,111)	(4,005,083)	(3,717,735)	273,779
Humana, Inc.	Morgan Stanley	(8,464)	(3,556,532)	(3,747,182)	(210,060)
IDEXX Laboratories, Inc.	Morgan Stanley	(2,386)	(1,269,154)	(1,506,878)	(249,718)
Intuitive Surgical, Inc.	Morgan Stanley	(803)	(665,183)	(738,471)	(75,521)
ResMed, Inc.	Morgan Stanley	(8,862)	(1,811,666)	(2,184,660)	(380,993)
Teleflex, Inc.	Morgan Stanley	(6,800)	(2,574,327)	(2,732,172)	(178,821)
West Pharmaceutical Services, Inc.	Morgan Stanley	(6,648)	(2,241,606)	(2,387,297)	(153,297)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(12,951)	(2,150,069)	(2,082,780)	57,138
		(238,172)	(32,764,121)	(34,729,104)	(2,155,693)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(50,564)	$(4,406,771)	$(4,309,064)	$67,919
Clorox Co. (The)	Morgan Stanley	(8,817)	(1,600,173)	(1,586,266)	8,488
		(59,381)	(6,006,944)	(5,895,330)	76,407
Insurance
American International Group, Inc.	Morgan Stanley	(20,480)	(1,021,983)	(974,848)	18,473
Chubb Ltd. (Switzerland)	Morgan Stanley	(4,569)	(779,000)	(726,197)	46,397
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(2,408)	(600,759)	(606,840)	(15,140)
Globe Life, Inc.	Morgan Stanley	(13,341)	(1,302,991)	(1,270,730)	25,316
Lincoln National Corp.	Morgan Stanley	(15,392)	(976,401)	(967,233)	(23,337)
Unum Group	Morgan Stanley	(53,704)	(1,602,259)	(1,525,194)	1,692
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(2,040)	(491,095)	(469,241)	18,873
WR Berkley Corp.	Morgan Stanley	(17,912)	(1,297,647)	(1,333,190)	(60,442)
		(129,846)	(8,072,135)	(7,873,473)	11,832
Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(9,173)	(2,626,391)	(2,638,889)	(57,532)
Albemarle Corp.	Morgan Stanley	(14,872)	(2,153,432)	(2,505,337)	(372,946)
Amcor PLC (Jersey)	Morgan Stanley	(249,119)	(2,921,696)	(2,854,904)	36,076
Ball Corp.	Morgan Stanley	(11,002)	(982,805)	(891,382)	85,168
Celanese Corp.	Morgan Stanley	(1,645)	(246,471)	(249,382)	(3,714)
Ecolab, Inc.	Morgan Stanley	(10,892)	(2,420,019)	(2,243,425)	163,624
FMC Corp.	Morgan Stanley	(41,207)	(4,779,824)	(4,458,597)	285,620
International Flavors & Fragrances, Inc.	Morgan Stanley	(35,330)	(4,910,682)	(5,278,302)	(434,401)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	(33,282)	(3,498,595)	(3,423,719)	30,171
Packaging Corp. of America	Morgan Stanley	(10,353)	(1,561,397)	(1,402,003)	145,047
Vulcan Materials Co.	Morgan Stanley	(6,897)	(1,203,631)	(1,200,561)	(2,979)
		(423,772)	(27,304,943)	(27,146,501)	(125,866)
Media & Entertainment
Discovery, Inc., Class A	Morgan Stanley	(56,131)	(2,096,510)	(1,722,099)	367,300
Live Nation Entertainment, Inc.	Morgan Stanley	(20,601)	(1,588,860)	(1,804,442)	(220,962)
		(76,732)	(3,685,370)	(3,526,541)	146,338
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	(4,902)	(1,171,724)	(1,194,863)	(28,666)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(5,270)	(3,144,270)	(3,395,408)	(261,821)
Catalent, Inc.	Morgan Stanley	(37,986)	(3,806,035)	(4,107,046)	(313,950)
Charles River Laboratories International, Inc.	Morgan Stanley	(5,062)	(1,683,237)	(1,872,535)	(195,000)
IQVIA Holdings, Inc.	Morgan Stanley	(6,877)	(1,375,109)	(1,666,435)	(295,978)
Mettler-Toledo International, Inc.	Morgan Stanley	(1,088)	(1,411,493)	(1,507,250)	(100,533)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(93,403)	(5,369,347)	(4,282,528)	957,531
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(4,551)	(1,287,650)	(917,618)	365,678
Viatris, Inc.	Morgan Stanley	(384,058)	(5,422,811)	(5,488,189)	(121,065)
Zoetis, Inc.	Morgan Stanley	(4,537)	(821,045)	(845,515)	(27,233)
		(547,734)	(25,492,721)	(25,277,387)	(21,037)
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(6,562)	(701,254)	(751,940)	(63,864)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(26,366)	(3,914,398)	(3,967,028)	(158,799)
Equinix, Inc., REIT	Morgan Stanley	(6,550)	(4,696,925)	(5,257,030)	(631,952)
Equity Residential, REIT	Morgan Stanley	(5,240)	(403,648)	(403,480)	(7,126)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Real Estate — (continued)
Essex Property Trust, Inc., REIT	Morgan Stanley	(2,667)	$(793,565)	$(800,127)	$(21,289)
Federal Realty Investment Trust, REIT	Morgan Stanley	(10,816)	(1,009,367)	(1,267,311)	(291,146)
Healthpeak Properties, Inc., REIT	Morgan Stanley	(39,012)	(1,222,936)	(1,298,709)	(119,490)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(32,207)	(552,364)	(550,418)	(5,074)
Realty Income Corp., REIT	Morgan Stanley	(22,306)	(1,531,929)	(1,488,702)	28,955
Regency Centers Corp., REIT	Morgan Stanley	(18,699)	(1,242,843)	(1,198,045)	(12,313)
UDR, Inc., REIT	Morgan Stanley	(17,745)	(791,383)	(869,150)	(85,376)
Ventas, Inc., REIT	Morgan Stanley	(13,831)	(771,168)	(789,750)	(27,666)
Vornado Realty Trust, REIT	Morgan Stanley	(60,459)	(3,250,868)	(2,821,622)	324,446
		(262,460)	(20,882,648)	(21,463,312)	(1,070,694)
Retailing
CarMax, Inc.	Morgan Stanley	(40,321)	(4,488,933)	(5,207,457)	(761,081)
Dollar General Corp.	Morgan Stanley	(13,744)	(2,844,041)	(2,974,064)	(141,089)
Etsy, Inc.	Morgan Stanley	(17,990)	(3,721,206)	(3,703,062)	(6,966)
Gap, Inc. (The)	Morgan Stanley	(50,304)	(1,630,330)	(1,692,730)	(78,908)
Pool Corp.	Morgan Stanley	(14,155)	(5,097,705)	(6,492,332)	(1,438,984)
Ross Stores, Inc.	Morgan Stanley	(11,466)	(1,380,647)	(1,421,784)	(50,611)
TJX Cos., Inc. (The)	Morgan Stanley	(22,267)	(1,546,386)	(1,501,241)	38,137
Tractor Supply Co.	Morgan Stanley	(8,335)	(1,490,196)	(1,550,810)	(65,658)
		(178,582)	(22,199,444)	(24,543,480)	(2,505,160)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(32,932)	(2,909,347)	(3,093,303)	(205,534)
Analog Devices, Inc.	Morgan Stanley	(2,795)	(456,787)	(481,187)	(31,739)
Enphase Energy, Inc.	Morgan Stanley	(26,166)	(5,521,864)	(4,804,863)	699,290
Microchip Technology, Inc.	Morgan Stanley	(12,885)	(2,007,831)	(1,929,400)	64,260
Monolithic Power Systems, Inc.	Morgan Stanley	(10,045)	(3,855,512)	(3,751,305)	76,101
Teradyne, Inc.	Morgan Stanley	(17,096)	(2,188,576)	(2,290,180)	(109,953)
Xilinx, Inc.	Morgan Stanley	(19,169)	(2,586,861)	(2,772,604)	(195,694)
		(121,088)	(19,526,778)	(19,122,842)	296,731
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(20,959)	(2,240,451)	(2,443,819)	(219,229)
Citrix Systems, Inc.	Morgan Stanley	(18,170)	(2,365,794)	(2,130,796)	218,865
Fidelity National Information Services, Inc.	Morgan Stanley	(22,667)	(3,311,628)	(3,211,234)	69,308
Fortinet, Inc.	Morgan Stanley	(13,957)	(2,164,474)	(3,324,418)	(1,217,052)
Global Payments, Inc.	Morgan Stanley	(17,406)	(3,415,248)	(3,264,321)	131,810
Jack Henry & Associates, Inc.	Morgan Stanley	(27,199)	(4,371,686)	(4,447,308)	(116,660)
NortonLifeLock, Inc.	Morgan Stanley	(36,739)	(872,794)	(1,000,036)	(134,248)
Paycom Software, Inc.	Morgan Stanley	(5,279)	(2,032,512)	(1,918,758)	106,816
Tyler Technologies, Inc.	Morgan Stanley	(6,240)	(2,532,453)	(2,822,789)	(309,899)
		(168,616)	(23,307,040)	(24,563,479)	(1,470,289)
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	(31,944)	(2,123,693)	(2,185,289)	(73,522)
Arista Networks, Inc.	Morgan Stanley	(9,045)	(2,650,229)	(3,277,094)	(638,388)
Hewlett Packard Enterprise Co.	Morgan Stanley	(115,479)	(1,616,153)	(1,683,684)	(94,625)
IPG Photonics Corp.	Morgan Stanley	(15,840)	(3,149,842)	(3,338,597)	(199,457)
Keysight Technologies, Inc.	Morgan Stanley	(3,346)	(493,290)	(516,656)	(25,012)
Motorola Solutions, Inc.	Morgan Stanley	(4,755)	(926,452)	(1,031,122)	(110,787)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Trimble, Inc.	Morgan Stanley	(13,511)	$(1,041,412)	$(1,105,605)	$(67,708)
Western Digital Corp.	Morgan Stanley	(80,781)	(5,688,602)	(5,749,184)	(115,136)
		(274,701)	(17,689,673)	(18,887,231)	(1,324,635)
Transportation
American Airlines Group, Inc.	Morgan Stanley	(37,419)	(811,284)	(793,657)	14,897
CH Robinson Worldwide, Inc.	Morgan Stanley	(51,633)	(4,971,170)	(4,836,463)	91,521
Delta Air Lines, Inc.	Morgan Stanley	(29,992)	(1,325,361)	(1,297,454)	23,425
Kansas City Southern	Morgan Stanley	(4,799)	(1,309,120)	(1,359,893)	(60,020)
Old Dominion Freight Line, Inc.	Morgan Stanley	(1,727)	(448,141)	(438,313)	7,784
Southwest Airlines Co.	Morgan Stanley	(26,351)	(1,457,710)	(1,398,975)	53,802
United Airlines Holdings, Inc.	Morgan Stanley	(22,154)	(1,412,167)	(1,158,433)	248,956
		(174,075)	(11,734,953)	(11,283,188)	380,365
Utilities
Alliant Energy Corp.	Morgan Stanley	(27,750)	(1,592,906)	(1,547,340)	24,191
Ameren Corp.	Morgan Stanley	(29,489)	(2,321,640)	(2,360,300)	(129,609)
American Electric Power Co., Inc.	Morgan Stanley	(31,238)	(2,766,576)	(2,642,422)	16,589
American Water Works Co., Inc.	Morgan Stanley	(6,203)	(961,363)	(956,068)	(2,978)
Atmos Energy Corp.	Morgan Stanley	(15,701)	(1,626,995)	(1,509,023)	69,885
CenterPoint Energy, Inc.	Morgan Stanley	(94,979)	(1,960,217)	(2,328,885)	(390,694)
CMS Energy Corp.	Morgan Stanley	(27,059)	(1,727,785)	(1,598,646)	85,631
Consolidated Edison, Inc.	Morgan Stanley	(35,541)	(2,741,291)	(2,549,001)	118,164
DTE Energy Co.	Morgan Stanley	(10,205)	(1,348,270)	(1,322,568)	(38,528)
Edison International	Morgan Stanley	(42,569)	(3,061,858)	(2,461,340)	416,035
Entergy Corp.	Morgan Stanley	(23,338)	(2,429,683)	(2,326,799)	2,575
Evergy, Inc.	Morgan Stanley	(40,937)	(2,479,370)	(2,473,823)	(23,439)
Eversource Energy	Morgan Stanley	(35,549)	(3,057,695)	(2,852,452)	131,564
FirstEnergy Corp.	Morgan Stanley	(56,717)	(1,968,360)	(2,110,440)	(189,892)
NiSource, Inc.	Morgan Stanley	(135,165)	(3,448,312)	(3,311,543)	125,051
Pinnacle West Capital Corp.	Morgan Stanley	(31,674)	(2,770,865)	(2,596,318)	76,410
PPL Corp.	Morgan Stanley	(76,970)	(2,355,938)	(2,152,851)	97,935
Sempra Energy	Morgan Stanley	(12,527)	(1,565,377)	(1,659,577)	(120,381)
WEC Energy Group, Inc.	Morgan Stanley	(29,599)	(2,763,025)	(2,632,831)	53,705
Xcel Energy, Inc.	Morgan Stanley	(31,364)	(2,148,665)	(2,066,260)	27,098
		(794,574)	(45,096,191)	(43,458,487)	349,312

Total Reference Entity — Short			(407,886,726)	(416,521,694)	(13,935,100)
Net Value of Reference Entity			$(66,585,315)	$23,630,692	$90,193,021

*	Includes $(22,986) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $90,193,021, which are considered Level 2 as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.5%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)*	9	$ 1,416
Ford Motor Co.*	55,343	822,397
General Motors Co.*	14,556	861,279
		1,685,092
Banks — 4.2%
Citigroup, Inc.	19,837	1,403,468
Comerica, Inc.	1,940	138,400
Fifth Third Bancorp	9,375	358,406
Huntington Bancshares, Inc.	9,418	134,395
JPMorgan Chase & Co.	6,432	1,000,433
KeyCorp.	12,356	255,151
M&T Bank Corp.	28	4,069
People's United Financial, Inc.	5,099	87,397
Regions Financial Corp.	13,359	269,585
SVB Financial Group*	635	353,333
Zions Bancorp NA	2,277	120,362
		4,124,999
Capital Goods — 12.2%
3M Co.	3,143	624,294
A.O. Smith Corp.	2,235	161,054
Allegion PLC (Ireland)	1,131	157,548
AMETEK, Inc.	2,907	388,084
Carrier Global Corp.	10,928	531,101
Caterpillar, Inc.	1,994	433,954
Cummins, Inc.	2,177	530,774
Deere & Co.	1,958	690,606
Dover Corp.	2,121	319,423
Eaton Corp. PLC (Ireland)	228	33,785
Emerson Electric Co.	8,057	775,406
Fortive Corp.	816	56,908
Fortune Brands Home & Security, Inc.	697	69,428
Generac Holdings, Inc.*	450	186,818
General Dynamics Corp.	2,791	525,434
Honeywell International, Inc.	4,238	929,605
Howmet Aerospace, Inc.*	6,328	218,126
Huntington Ingalls Industries, Inc.	502	105,797
Illinois Tool Works, Inc.	1,135	253,741
Ingersoll Rand, Inc.*	5,831	284,611
Johnson Controls International PLC (Ireland)	11,168	766,460
Lockheed Martin Corp.	1,204	455,533
Masco Corp.	3,995	235,345
Northrop Grumman Corp.	1,055	383,419
Parker-Hannifin Corp.	1,845	566,618
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	1,823	$ 123,034
Snap-on, Inc.	795	177,627
Stanley Black & Decker, Inc.	2,246	460,408
Textron, Inc.	3,148	216,488
Trane Technologies PLC (Ireland)	3,325	612,265
United Rentals, Inc.*	1,033	329,537
Westinghouse Air Brake Technologies Corp.	1,449	119,253
WW Grainger, Inc.	724	317,112
		12,039,596
Commercial & Professional Services — 0.5%
Jacobs Engineering Group, Inc.	1,638	218,542
Nielsen Holdings PLC (United Kingdom)	4,984	122,955
Republic Services, Inc.	649	71,397
Robert Half International, Inc.	1,425	126,782
Waste Management, Inc.	1	140
		539,816
Consumer Durables & Apparel — 1.4%
Garmin Ltd. (Switzerland)	2,672	386,478
Hanesbrands, Inc.	4,851	90,568
Leggett & Platt, Inc.	904	46,836
Mohawk Industries, Inc.*	1,048	201,415
Newell Brands, Inc.	5,909	162,320
PulteGroup, Inc.	2	109
Tapestry, Inc.*	3,872	168,355
Under Armour, Inc., Class C*	6,340	117,734
Whirlpool Corp.	921	200,797
		1,374,612
Consumer Services — 0.7%
Caesars Entertainment, Inc.*	2,642	274,107
Penn National Gaming, Inc.*	2,174	166,289
Yum! Brands, Inc.	2,388	274,692
		715,088
Diversified Financials — 7.8%
American Express Co.	2,361	390,108
Ameriprise Financial, Inc.	1,612	401,195
Berkshire Hathaway, Inc., Class B*	872	242,346
BlackRock, Inc.	1,637	1,432,326
Capital One Financial Corp.	5,790	895,655
Charles Schwab Corp. (The)	5,906	430,016
Discover Financial Services	4,263	504,270
Franklin Resources, Inc.	7,108	227,385
Goldman Sachs Group, Inc. (The)	1,161	440,634

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Intercontinental Exchange, Inc.	2,678	$ 317,879
Invesco Ltd. (Bermuda)	6,662	178,075
Morgan Stanley	5,601	513,556
Nasdaq, Inc.	2,239	393,616
Raymond James Financial, Inc.	1,910	248,109
Synchrony Financial	8,080	392,042
T Rowe Price Group, Inc.	3,390	671,118
		7,678,330
Energy — 3.7%
APA Corp.	5,256	113,687
Baker Hughes Co.	8,347	190,896
Chevron Corp.	2	209
EOG Resources, Inc.	7,206	601,269
Halliburton Co.	12,835	296,745
Hess Corp.	4,280	373,729
Kinder Morgan, Inc.	30,881	562,961
Marathon Oil Corp.	10,958	149,248
NOV, Inc.*	66	1,011
Occidental Petroleum Corp.	12,974	405,697
ONEOK, Inc.	6,187	344,245
Schlumberger NV (Curacao)	17,605	563,536
Williams Cos., Inc. (The)	67	1,779
		3,605,012
Food & Staples Retailing — 0.9%
Walgreens Boots Alliance, Inc.	358	18,834
Walmart, Inc.	6,135	865,158
		883,992
Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.	23,243	1,108,226
Archer-Daniels-Midland Co.	8,143	493,466
Coca-Cola Co. (The)	452	24,458
Conagra Brands, Inc.	3,022	109,940
Constellation Brands, Inc., Class A	2,443	571,393
General Mills, Inc.	2,615	159,332
Hershey Co. (The)	2,783	484,743
JM Smucker Co. (The)	853	110,523
Kellogg Co.	10	643
Kraft Heinz Co. (The)	16,791	684,737
Molson Coors Beverage Co., Class B*	2,285	122,682
Mondelez International, Inc., Class A	12,194	761,394
Philip Morris International, Inc.	9,847	975,936
Tyson Foods, Inc., Class A	3,411	251,595
		5,859,068
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 4.7%
Align Technology, Inc.*	394	$ 240,734
AmerisourceBergen Corp.	2,180	249,588
Anthem, Inc.	849	324,148
Cigna Corp.	2,541	602,395
CVS Health Corp.	6,897	575,486
HCA Healthcare, Inc.	4,602	951,417
Hologic, Inc.*	3,562	237,657
Laboratory Corp. of America Holdings*	1,360	375,156
McKesson Corp.	2,197	420,154
Medtronic PLC (Ireland)	3,538	439,172
Quest Diagnostics, Inc.	41	5,411
UnitedHealth Group, Inc.	548	219,441
		4,640,759
Household & Personal Products — 0.3%
Colgate-Palmolive Co.	894	72,727
Estee Lauder Cos., Inc. (The), Class A	214	68,069
Procter & Gamble Co. (The)	1,082	145,994
		286,790
Insurance — 2.7%
Aflac, Inc.	511	27,420
Aon PLC, Class A (Ireland)	2,124	507,126
Arthur J Gallagher & Co.	2,466	345,437
Lincoln National Corp.	2,428	152,576
Loews Corp.	121	6,613
Marsh & McLennan Cos., Inc.	6,465	909,496
MetLife, Inc.	5,013	300,028
Prudential Financial, Inc.	1	102
Unum Group	2,380	67,592
Willis Towers Watson PLC (Ireland)	1,624	373,553
		2,689,943
Materials — 5.8%
Avery Dennison Corp.	1,156	243,037
Celanese Corp.	1	152
CF Industries Holdings, Inc.	2,988	153,733
Corteva, Inc.	10,266	455,297
Dow, Inc.	10,387	657,289
DuPont de Nemours, Inc.	7,399	572,757
Eastman Chemical Co.	1,987	231,982
Freeport-McMoRan, Inc.	20,357	755,448
International Paper Co.	5,732	351,429
Linde PLC (Ireland)	1	289
Mosaic Co. (The)	5,279	168,453
Newmont Corp.	4,401	278,935

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nucor Corp.	3,801	$ 364,630
Packaging Corp. of America	992	134,337
PPG Industries, Inc.	1,227	208,308
Sealed Air Corp.	2,259	133,846
Sherwin-Williams Co. (The)	2,949	803,455
Westrock Co.	3,693	196,541
		5,709,918
Media & Entertainment — 2.3%
Alphabet, Inc., Class A*	283	691,027
Charter Communications, Inc., Class A*	71	51,223
Comcast Corp., Class A	2,460	140,269
DISH Network Corp., Class A*	7,332	306,478
Fox Corp., Class A	4,065	150,933
Interpublic Group of Cos., Inc. (The)	5,557	180,547
News Corp., Class A	7,415	191,084
Omnicom Group, Inc.	2,997	239,730
ViacomCBS, Inc., Class B	7,719	348,899
		2,300,190
Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
AbbVie, Inc.	6,978	786,002
Agilent Technologies, Inc.	985	145,593
Alexion Pharmaceuticals, Inc.*	3,072	564,357
Biogen, Inc.*	7	2,424
Gilead Sciences, Inc.	11,893	818,952
Johnson & Johnson	3	494
Merck & Co., Inc.	1,825	141,930
Organon & Co.*	3,192	96,590
PerkinElmer, Inc.	1,564	241,497
Pfizer, Inc.	14,627	572,794
Vertex Pharmaceuticals, Inc.*	2,878	580,291
Waters Corp.*	501	173,151
		4,124,075
Real Estate — 0.9%
CBRE Group, Inc., Class A*	4,671	400,445
Kimco Realty Corp., REIT	795	16,576
Ventas, Inc., REIT	1,506	85,992
Weyerhaeuser Co., REIT	10,895	375,006
		878,019
Retailing — 7.5%
Advance Auto Parts, Inc.	922	189,139
AutoZone, Inc.*	263	392,454
Best Buy Co., Inc.	3,573	410,824
Dollar Tree, Inc.*	3,246	322,977
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)	4,789	$ 161,150
Genuine Parts Co.	2,126	268,875
Home Depot, Inc. (The)	3,032	966,875
L Brands, Inc.	4,034	290,690
LKQ Corp.*	4,484	220,702
Lowe's Cos., Inc.	7,792	1,511,414
O'Reilly Automotive, Inc.*	926	524,310
Ross Stores, Inc.	2,295	284,580
Target Corp.	6,309	1,525,138
Ulta Beauty, Inc.*	762	263,477
		7,332,605
Semiconductors & Semiconductor Equipment — 14.1%
Analog Devices, Inc.	3,606	620,809
Applied Materials, Inc.	12,244	1,743,546
Broadcom, Inc.	1,023	487,807
Enphase Energy, Inc.*	1,711	314,191
Intel Corp.	34,666	1,946,149
KLA Corp.	2,132	691,216
Lam Research Corp.	1,803	1,173,212
Maxim Integrated Products, Inc.	3,379	356,011
Microchip Technology, Inc.	3,422	512,410
Micron Technology, Inc.*	192	16,316
Monolithic Power Systems, Inc.	515	192,327
NVIDIA Corp.	798	638,480
NXP Semiconductors NV (Netherlands)	3,834	788,730
Qorvo, Inc.*	1,575	308,149
QUALCOMM, Inc.	14,002	2,001,306
Skyworks Solutions, Inc.	2,295	440,066
Teradyne, Inc.	2,283	305,831
Texas Instruments, Inc.	6,150	1,182,645
Xilinx, Inc.	875	126,560
		13,845,761
Software & Services — 4.7%
Accenture PLC, Class A (Ireland)	3,137	924,756
Automatic Data Processing, Inc.	3,014	598,641
Broadridge Financial Solutions, Inc.	826	133,424
DXC Technology Co.*	3,537	137,731
Fiserv, Inc.*	500	53,445
Fortinet, Inc.*	73	17,388
Gartner, Inc.*	1,210	293,062
International Business Machines Corp.	7,053	1,033,899
Intuit, Inc.	19	9,313
Microsoft Corp.	14	3,793

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.	8,917	$ 694,099
Paychex, Inc.	4,531	486,176
PTC, Inc.*	694	98,034
Western Union Co. (The)	6,111	140,370
		4,624,131
Technology Hardware & Equipment — 6.9%
Amphenol Corp., Class A	4,901	335,277
Apple, Inc.	9,210	1,261,402
CDW Corp.	1,962	342,663
Cisco Systems, Inc.	30,542	1,618,726
Corning, Inc.	10,680	436,812
F5 Networks, Inc.*	834	155,674
Hewlett Packard Enterprise Co.	13,097	190,954
HP, Inc.	20,698	624,873
Juniper Networks, Inc.	4,879	133,441
Motorola Solutions, Inc.	46	9,975
NetApp, Inc.	3,100	253,642
Seagate Technology Holdings PLC (Ireland)	3,198	281,200
TE Connectivity Ltd. (Switzerland)	4,161	562,609
Trimble, Inc.*	2,480	202,938
Zebra Technologies Corp., Class A*	679	359,524
		6,769,710
Telecommunication Services — 0.5%
AT&T, Inc.	9,083	261,409
Verizon Communications, Inc.	4,241	237,623
		499,032
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 4.7%
CSX Corp.	28,734	$ 921,787
Expeditors International of Washington, Inc.	2,479	313,842
FedEx Corp.	3,689	1,100,539
Norfolk Southern Corp.	2,469	655,297
Union Pacific Corp.	2,215	487,145
United Parcel Service, Inc., Class B	5,494	1,142,587
		4,621,197
Utilities — 1.1%
AES Corp. (The)	9,264	241,513
Dominion Energy, Inc.	10,039	738,569
NRG Energy, Inc.	3,256	131,217
		1,111,299
TOTAL COMMON STOCKS (Cost $80,382,547)		97,939,034
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		476,337
NET ASSETS - 100.0%		$98,415,371

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 1.8%
Aptiv PLC (Jersey)*	15	$ 2,360
BorgWarner, Inc.	12	583
Ford Motor Co.*	6,056	89,992
General Motors Co.*	532	31,478
Tesla, Inc.*	207	140,698
		265,111
Banks — 0.5%
Bank of America Corp.	327	13,482
Citigroup, Inc.	79	5,589
Citizens Financial Group, Inc.	17	780
Comerica, Inc.	6	428
Fifth Third Bancorp	28	1,071
First Republic Bank	7	1,310
Huntington Bancshares, Inc.	39	557
JPMorgan Chase & Co.	174	27,064
KeyCorp.	37	764
M&T Bank Corp.	5	727
People's United Financial, Inc.	17	291
PNC Financial Services Group, Inc. (The)	17	3,243
Regions Financial Corp.	37	747
SVB Financial Group*	3	1,669
Truist Financial Corp.	52	2,886
US Bancorp	57	3,247
Wells Fargo & Co.	217	9,828
Zions Bancorp NA	7	370
		74,053
Capital Goods — 7.8%
3M Co.	848	168,438
A.O. Smith Corp.	244	17,583
Allegion PLC (Ireland)	4	557
AMETEK, Inc.	157	20,959
Boeing Co. (The)*	22	5,270
Carrier Global Corp.	47	2,284
Caterpillar, Inc.	174	37,868
Cummins, Inc.	134	32,671
Deere & Co.	55	19,399
Dover Corp.	206	31,024
Eaton Corp. PLC (Ireland)	225	33,340
Emerson Electric Co.	490	47,158
Fastenal Co.	22	1,144
Fortive Corp.	128	8,927
Fortune Brands Home & Security, Inc.	127	12,650
Generac Holdings, Inc.*	3	1,245
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	202	$ 38,028
General Electric Co.	334	4,496
Honeywell International, Inc.	329	72,166
Howmet Aerospace, Inc.*	661	22,785
Huntington Ingalls Industries, Inc.	16	3,372
IDEX Corp.	3	660
Illinois Tool Works, Inc.	17	3,801
Ingersoll Rand, Inc.*	16	781
Johnson Controls International PLC (Ireland)	1,091	74,875
L3Harris Technologies, Inc.	11	2,378
Lockheed Martin Corp.	249	94,209
Masco Corp.	14	825
Northrop Grumman Corp.	245	89,040
Otis Worldwide Corp.	17	1,390
PACCAR, Inc.	18	1,606
Parker-Hannifin Corp.	202	62,036
Pentair PLC (Ireland)	116	7,829
Quanta Services, Inc.	80	7,246
Raytheon Technologies Corp.	57	4,863
Rockwell Automation, Inc.	5	1,430
Roper Technologies, Inc.	41	19,278
Snap-on, Inc.	83	18,545
Stanley Black & Decker, Inc.	246	50,428
Teledyne Technologies, Inc.*	2	838
Textron, Inc.	12	825
Trane Technologies PLC (Ireland)	364	67,027
TransDigm Group, Inc.*	4	2,589
United Rentals, Inc.*	111	35,410
Westinghouse Air Brake Technologies Corp.	8	658
WW Grainger, Inc.	80	35,040
Xylem, Inc.	7	840
		1,165,811
Commercial & Professional Services — 0.4%
Cintas Corp.	4	1,528
Copart, Inc.*	9	1,186
Equifax, Inc.	5	1,197
IHS Markit Ltd. (Bermuda)	16	1,803
Jacobs Engineering Group, Inc.	106	14,142
Leidos Holdings, Inc.	6	607
Nielsen Holdings PLC (United Kingdom)	546	13,470
Republic Services, Inc.	16	1,760
Robert Half International, Inc.	168	14,947
Rollins, Inc.	19	650

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	7	$ 1,223
Waste Management, Inc.	17	2,382
		54,895
Consumer Durables & Apparel — 1.2%
DR Horton, Inc.	14	1,265
Garmin Ltd. (Switzerland)	293	42,379
Hanesbrands, Inc.	532	9,932
Hasbro, Inc.	7	662
Leggett & Platt, Inc.	7	363
Lennar Corp., Class A	119	11,823
Mohawk Industries, Inc.*	107	20,564
Newell Brands, Inc.	648	17,801
NIKE, Inc., Class B	61	9,424
NVR, Inc.*	1	4,973
PulteGroup, Inc.	11	600
PVH Corp.*	42	4,519
Ralph Lauren Corp.	3	353
Tapestry, Inc.*	425	18,479
Under Armour, Inc., Class C*	694	12,888
VF Corp.	15	1,231
Whirlpool Corp.	96	20,930
		178,186
Consumer Services — 0.2%
Booking Holdings, Inc.*	2	4,376
Caesars Entertainment, Inc.*	7	726
Carnival Corp. (Panama)*	42	1,107
Chipotle Mexican Grill, Inc.*	1	1,550
Darden Restaurants, Inc.	7	1,022
Domino's Pizza, Inc.	2	933
Expedia Group, Inc.*	5	819
Hilton Worldwide Holdings, Inc.*	11	1,327
Las Vegas Sands Corp.*	29	1,528
Marriott International, Inc., Class A*	12	1,638
McDonald's Corp.	30	6,930
MGM Resorts International	18	768
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	14	412
Penn National Gaming, Inc.*	6	459
Royal Caribbean Cruises Ltd. (Liberia)*	9	768
Starbucks Corp.	45	5,031
Wynn Resorts Ltd.*	4	489
Yum! Brands, Inc.	16	1,840
		31,723
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 3.5%
American Express Co.	31	$ 5,122
Ameriprise Financial, Inc.	6	1,493
Bank of New York Mellon Corp. (The)	34	1,742
Berkshire Hathaway, Inc., Class B*	645	179,259
BlackRock, Inc.	182	159,245
Capital One Financial Corp.	27	4,177
Cboe Global Markets, Inc.	5	595
Charles Schwab Corp. (The)	72	5,242
CME Group, Inc.	14	2,978
Discover Financial Services	17	2,011
Franklin Resources, Inc.	769	24,600
Goldman Sachs Group, Inc. (The)	19	7,211
Intercontinental Exchange, Inc.	22	2,611
Invesco Ltd. (Bermuda)	699	18,684
MarketAxess Holdings, Inc.	2	927
Moody's Corp.	8	2,899
Morgan Stanley	138	12,653
MSCI, Inc.	3	1,599
Nasdaq, Inc.	93	16,350
Northern Trust Corp.	8	925
Raymond James Financial, Inc.	6	779
S&P Global, Inc.	12	4,925
State Street Corp.	13	1,070
Synchrony Financial	31	1,504
T Rowe Price Group, Inc.	346	68,498
		527,099
Energy — 1.6%
APA Corp.	20	433
Baker Hughes Co.	586	13,402
Cabot Oil & Gas Corp.	16	279
Chevron Corp.	415	43,467
ConocoPhillips	51	3,106
Devon Energy Corp.	25	730
Diamondback Energy, Inc.	6	563
EOG Resources, Inc.	23	1,919
Exxon Mobil Corp.	1,042	65,730
Halliburton Co.	1,307	30,218
Hess Corp.	12	1,048
Kinder Morgan, Inc.	660	12,032
Marathon Oil Corp.	44	599
Marathon Petroleum Corp.	24	1,450
NOV, Inc.*	351	5,377
Occidental Petroleum Corp.	1,421	44,435
ONEOK, Inc.	17	946
Phillips 66	16	1,373

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Pioneer Natural Resources Co.	8	$ 1,300
Schlumberger NV (Curacao)	76	2,433
Valero Energy Corp.	15	1,171
Williams Cos., Inc. (The)	64	1,699
		233,710
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	17	6,726
Kroger Co. (The)	40	1,532
Sysco Corp.	28	2,177
Walgreens Boots Alliance, Inc.	33	1,736
Walmart, Inc.	2,627	370,460
		382,631
Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.	2,818	134,362
Archer-Daniels-Midland Co.	851	51,571
Brown-Forman Corp., Class B	19	1,424
Campbell Soup Co.	16	729
Coca-Cola Co. (The)	236	12,770
Conagra Brands, Inc.	86	3,129
Constellation Brands, Inc., Class A	241	56,368
General Mills, Inc.	924	56,299
Hershey Co. (The)	315	54,867
Hormel Foods Corp.	21	1,003
JM Smucker Co. (The)	171	22,156
Kellogg Co.	19	1,222
Kraft Heinz Co. (The)	1,861	75,892
Lamb Weston Holdings, Inc.	6	484
McCormick & Co., Inc., non-voting shares	11	972
Molson Coors Beverage Co., Class B*	194	10,416
Mondelez International, Inc., Class A	1,118	69,808
Monster Beverage Corp.*	21	1,918
PepsiCo, Inc.	53	7,853
Philip Morris International, Inc.	2,304	228,349
Tyson Foods, Inc., Class A	503	37,101
		828,693
Health Care Equipment & Services — 4.2%
Abbott Laboratories	677	78,485
ABIOMED, Inc.*	2	624
Align Technology, Inc.*	3	1,833
AmerisourceBergen Corp.	11	1,259
Anthem, Inc.	12	4,582
Baxter International, Inc.	20	1,610
Becton Dickinson and Co.	12	2,918
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	54	$ 2,309
Cardinal Health, Inc.	12	685
Centene Corp.*	23	1,677
Cerner Corp.	17	1,329
Cigna Corp.	123	29,160
Cooper Cos., Inc. (The)	1	396
CVS Health Corp.	1,994	166,379
Danaher Corp.	273	73,262
DaVita, Inc.*	6	723
DENTSPLY SIRONA, Inc.	9	569
Dexcom, Inc.*	3	1,281
Edwards Lifesciences Corp.*	23	2,382
HCA Healthcare, Inc.	509	105,231
Henry Schein, Inc.*	6	445
Hologic, Inc.*	14	934
Humana, Inc.	6	2,656
IDEXX Laboratories, Inc.*	4	2,526
Intuitive Surgical, Inc.*	4	3,679
Laboratory Corp. of America Holdings*	149	41,102
McKesson Corp.	241	46,089
Medtronic PLC (Ireland)	73	9,061
Quest Diagnostics, Inc.	7	924
ResMed, Inc.	6	1,479
STERIS PLC (Ireland)	4	825
Stryker Corp.	15	3,896
Teleflex, Inc.	2	804
UnitedHealth Group, Inc.	91	36,440
Universal Health Services, Inc., Class B	4	586
West Pharmaceutical Services, Inc.	3	1,077
Zimmer Biomet Holdings, Inc.	7	1,126
		630,343
Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	10	852
Clorox Co. (The)	6	1,080
Colgate-Palmolive Co.	430	34,981
Estee Lauder Cos., Inc. (The), Class A	14	4,453
Kimberly-Clark Corp.	17	2,274
Procter & Gamble Co. (The)	983	132,636
		176,276
Insurance — 1.4%
Aflac, Inc.	27	1,449
Allstate Corp. (The)	12	1,565

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
American International Group, Inc.	33	$ 1,571
Aon PLC, Class A (Ireland)	191	45,603
Arthur J Gallagher & Co.	25	3,502
Assurant, Inc.	3	469
Chubb Ltd. (Switzerland)	18	2,861
Cincinnati Financial Corp.	7	816
Everest Re Group Ltd. (Bermuda)	2	504
Globe Life, Inc.	4	381
Hartford Financial Services Group, Inc. (The)	14	868
Lincoln National Corp.	8	503
Loews Corp.	11	601
Marsh & McLennan Cos., Inc.	744	104,666
MetLife, Inc.	34	2,035
Principal Financial Group, Inc.	11	695
Progressive Corp. (The)	23	2,259
Prudential Financial, Inc.	15	1,537
Travelers Cos., Inc. (The)	13	1,946
Unum Group	8	227
Willis Towers Watson PLC (Ireland)	172	39,563
WR Berkley Corp.	7	521
		214,142
Materials — 3.4%
Air Products & Chemicals, Inc.	8	2,302
Albemarle Corp.	4	674
Amcor PLC (Jersey)	82	940
Avery Dennison Corp.	94	19,763
Ball Corp.	12	972
Celanese Corp.	5	758
CF Industries Holdings, Inc.	222	11,422
Corteva, Inc.	41	1,818
Dow, Inc.	1,137	71,949
DuPont de Nemours, Inc.	810	62,702
Eastman Chemical Co.	208	24,284
Ecolab, Inc.	15	3,090
FMC Corp.	7	757
Freeport-McMoRan, Inc.	2,228	82,681
International Flavors & Fragrances, Inc.	9	1,345
International Paper Co.	596	36,541
Linde PLC (Ireland)	20	5,782
LyondellBasell Industries NV, Class A (Netherlands)	13	1,337
Martin Marietta Materials, Inc.	3	1,056
Mosaic Co. (The)	577	18,412
Newmont Corp.	42	2,662
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Nucor Corp.	223	$ 21,392
Packaging Corp. of America	5	677
PPG Industries, Inc.	310	52,629
Sealed Air Corp.	233	13,805
Sherwin-Williams Co. (The)	147	40,050
Vulcan Materials Co.	6	1,044
Westrock Co.	405	21,554
		502,398
Media & Entertainment — 9.8%
Activision Blizzard, Inc.	297	28,346
Alphabet, Inc., Class A*	282	688,585
Charter Communications, Inc., Class A*	73	52,666
Comcast Corp., Class A	175	9,978
Discovery, Inc., Class A*	27	828
DISH Network Corp., Class A*	735	30,723
Electronic Arts, Inc.	111	15,965
Facebook, Inc., Class A*	1,302	452,718
Fox Corp., Class A	33	1,225
Interpublic Group of Cos., Inc. (The)	599	19,462
Live Nation Entertainment, Inc.*	8	701
Netflix, Inc.*	168	88,739
News Corp., Class A	23	593
Omnicom Group, Inc.	329	26,317
Take-Two Interactive Software, Inc.*	45	7,966
Twitter, Inc.*	303	20,849
ViacomCBS, Inc., Class B	36	1,627
Walt Disney Co. (The)*	67	11,777
		1,459,065
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.	1,397	157,358
Agilent Technologies, Inc.	12	1,774
Alexion Pharmaceuticals, Inc.*	337	61,910
Amgen, Inc.	31	7,556
Biogen, Inc.*	8	2,770
Bio-Rad Laboratories, Inc., Class A*	2	1,289
Bristol-Myers Squibb Co.	85	5,680
Catalent, Inc.*	6	649
Charles River Laboratories International, Inc.*	2	740
Eli Lilly and Co.	37	8,492
Gilead Sciences, Inc.	1,907	131,316
Illumina, Inc.*	56	26,500
Incyte Corp.*	83	6,983
IQVIA Holdings, Inc.*	8	1,939

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson	498	$ 82,040
Merck & Co., Inc.	1,231	95,735
Mettler-Toledo International, Inc.*	1	1,385
Organon & Co.*	366	11,075
PerkinElmer, Inc.	152	23,470
Perrigo Co. PLC (Ireland)	6	275
Pfizer, Inc.	4,394	172,069
Regeneron Pharmaceuticals, Inc.*	48	26,810
Thermo Fisher Scientific, Inc.	15	7,567
Vertex Pharmaceuticals, Inc.*	10	2,016
Viatris, Inc.	46	657
Waters Corp.*	3	1,037
Zoetis, Inc.	19	3,541
		842,633
Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	6	1,092
American Tower Corp., REIT	169	45,654
AvalonBay Communities, Inc., REIT	6	1,252
Boston Properties, Inc., REIT	6	688
CBRE Group, Inc., Class A*	512	43,894
Crown Castle International Corp., REIT	164	31,996
Digital Realty Trust, Inc., REIT	11	1,655
Duke Realty Corp., REIT	15	710
Equinix, Inc., REIT	3	2,408
Equity Residential, REIT	15	1,155
Essex Property Trust, Inc., REIT	3	900
Extra Space Storage, Inc., REIT	6	983
Federal Realty Investment Trust, REIT	3	352
Healthpeak Properties, Inc., REIT	21	699
Host Hotels & Resorts, Inc., REIT*	27	461
Iron Mountain, Inc., REIT	11	466
Kimco Realty Corp., REIT	17	354
Mid-America Apartment Communities, Inc., REIT	5	842
Prologis, Inc., REIT	29	3,466
Public Storage, REIT	9	2,706
Realty Income Corp., REIT	15	1,001
Regency Centers Corp., REIT	7	448
SBA Communications Corp., REIT	41	13,067
Simon Property Group, Inc., REIT	13	1,696
UDR, Inc., REIT	12	588
Ventas, Inc., REIT	15	856
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	8	$ 373
Welltower, Inc., REIT	16	1,330
Weyerhaeuser Co., REIT	1,140	39,239
		200,331
Retailing — 11.4%
Advance Auto Parts, Inc.	100	20,514
Amazon.com, Inc.*	232	798,117
AutoZone, Inc.*	26	38,798
Best Buy Co., Inc.	385	44,267
CarMax, Inc.*	7	904
Dollar General Corp.	13	2,813
Dollar Tree, Inc.*	353	35,124
eBay, Inc.	37	2,598
Etsy, Inc.*	5	1,029
Gap, Inc. (The)	20	673
Genuine Parts Co.	220	27,823
Home Depot, Inc. (The)	666	212,381
L Brands, Inc.	423	30,481
LKQ Corp.*	461	22,691
Lowe's Cos., Inc.	1,088	211,039
O'Reilly Automotive, Inc.*	69	39,069
Pool Corp.	2	917
Ross Stores, Inc.	14	1,736
Target Corp.	755	182,514
TJX Cos., Inc. (The)	46	3,101
Tractor Supply Co.	63	11,722
Ulta Beauty, Inc.*	3	1,037
		1,689,348
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	46	4,321
Analog Devices, Inc.	15	2,582
Applied Materials, Inc.	1,354	192,810
Broadcom, Inc.	16	7,629
Enphase Energy, Inc.*	5	918
Intel Corp.	5,670	318,314
KLA Corp.	59	19,128
Lam Research Corp.	54	35,138
Maxim Integrated Products, Inc.	11	1,159
Microchip Technology, Inc.	10	1,497
Micron Technology, Inc.*	430	36,541
Monolithic Power Systems, Inc.	1	374
NVIDIA Corp.	23	18,402
NXP Semiconductors NV (Netherlands)	15	3,086
Qorvo, Inc.*	5	978

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.	65	$ 9,291
Skyworks Solutions, Inc.	7	1,342
Teradyne, Inc.	7	938
Texas Instruments, Inc.	36	6,923
Xilinx, Inc.	9	1,302
		662,673
Software & Services — 15.3%
Accenture PLC, Class A (Ireland)	36	10,612
Adobe, Inc.*	181	106,001
Akamai Technologies, Inc.*	6	700
ANSYS, Inc.*	33	11,453
Autodesk, Inc.*	83	24,228
Automatic Data Processing, Inc.	411	81,633
Broadridge Financial Solutions, Inc.	6	969
Cadence Design Systems, Inc.*	105	14,366
Citrix Systems, Inc.	5	586
Cognizant Technology Solutions Corp., Class A	201	13,921
DXC Technology Co.*	388	15,109
Fidelity National Information Services, Inc.	23	3,258
Fiserv, Inc.*	26	2,779
FleetCor Technologies, Inc.*	4	1,024
Fortinet, Inc.*	6	1,429
Gartner, Inc.*	4	969
Global Payments, Inc.	11	2,063
International Business Machines Corp.	1,360	199,362
Intuit, Inc.	10	4,902
Jack Henry & Associates, Inc.	3	491
Mastercard, Inc., Class A	379	138,369
Microsoft Corp.	3,451	934,876
NortonLifeLock, Inc.	23	626
Oracle Corp.	2,646	205,965
Paychex, Inc.	21	2,253
Paycom Software, Inc.*	2	727
PayPal Holdings, Inc.*	493	143,700
PTC, Inc.*	4	565
salesforce.com, Inc.*	351	85,739
ServiceNow, Inc.*	74	40,667
Synopsys, Inc.*	58	15,996
Tyler Technologies, Inc.*	1	452
VeriSign, Inc.*	5	1,139
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Visa, Inc., Class A	815	$ 190,563
Western Union Co. (The)	556	12,771
		2,270,263
Technology Hardware & Equipment — 9.4%
Amphenol Corp., Class A	24	1,642
Apple, Inc.	6,369	872,298
Arista Networks, Inc.*	3	1,087
CDW Corp.	7	1,223
Cisco Systems, Inc.	6,403	339,359
Corning, Inc.	1,169	47,812
F5 Networks, Inc.*	3	560
Hewlett Packard Enterprise Co.	50	729
HP, Inc.	1,917	57,874
IPG Photonics Corp.*	2	422
Juniper Networks, Inc.	485	13,265
Keysight Technologies, Inc.*	8	1,235
Motorola Solutions, Inc.	7	1,518
NetApp, Inc.	338	27,655
Seagate Technology Holdings PLC (Ireland)	350	30,775
TE Connectivity Ltd. (Switzerland)	13	1,758
Trimble, Inc.*	10	818
Western Digital Corp.*	11	783
Zebra Technologies Corp., Class A*	3	1,588
		1,402,401
Telecommunication Services — 2.8%
AT&T, Inc.	6,987	201,086
Lumen Technologies, Inc.	43	584
T-Mobile US, Inc.*	47	6,807
Verizon Communications, Inc.	3,822	214,147
		422,624
Transportation — 2.9%
Alaska Air Group, Inc.*	4	241
American Airlines Group, Inc.*	24	509
CH Robinson Worldwide, Inc.	6	562
CSX Corp.	3,172	101,758
Delta Air Lines, Inc.*	24	1,038
Expeditors International of Washington, Inc.	257	32,536
FedEx Corp.	314	93,676
JB Hunt Transport Services, Inc.	5	815
Kansas City Southern	4	1,134
Norfolk Southern Corp.	127	33,707
Old Dominion Freight Line, Inc.	5	1,269
Southwest Airlines Co.*	22	1,168

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	37	$ 8,137
United Airlines Holdings, Inc.*	12	628
United Parcel Service, Inc., Class B	760	158,057
		435,235
Utilities — 0.8%
AES Corp. (The)	37	965
Alliant Energy Corp.	10	558
Ameren Corp.	9	720
American Electric Power Co., Inc.	18	1,523
American Water Works Co., Inc.	6	925
Atmos Energy Corp.	4	384
CenterPoint Energy, Inc.	21	515
CMS Energy Corp.	11	650
Consolidated Edison, Inc.	13	932
Dominion Energy, Inc.	1,227	90,270
DTE Energy Co.	7	907
Duke Energy Corp.	30	2,962
Edison International	14	809
Entergy Corp.	7	698
Evergy, Inc.	9	544
Eversource Energy	13	1,043
Exelon Corp.	38	1,684
FirstEnergy Corp.	21	781
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NextEra Energy, Inc.	74	$ 5,423
NiSource, Inc.	15	368
NRG Energy, Inc.	13	524
Pinnacle West Capital Corp.	4	328
PPL Corp.	30	839
Public Service Enterprise Group, Inc.	19	1,135
Sempra Energy	11	1,457
Southern Co. (The)	40	2,420
WEC Energy Group, Inc.	11	978
Xcel Energy, Inc.	21	1,384
		121,726
TOTAL COMMON STOCKS (Cost $11,907,863)		14,771,370
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		92,441
NET ASSETS - 100.0%		$14,863,811

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
June 30, 2021
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.7%
COMMON STOCKS — 138.7%
Automobiles & Components — 0.2%
BorgWarner, Inc.†	38	$ 1,844
Ford Motor Co.*	801	11,903
		13,747
Capital Goods — 10.1%
3M Co.†	479	95,144
A.O. Smith Corp.	603	43,452
Cummins, Inc.†	101	24,625
Emerson Electric Co.†	141	13,570
Huntington Ingalls Industries, Inc.	211	44,468
Johnson Controls International PLC (Ireland)†	1,236	84,827
Lockheed Martin Corp.†	184	69,616
Masco Corp.†	1,031	60,736
Northrop Grumman Corp.†	271	98,490
Pentair PLC (Ireland)†	1,148	77,478
Quanta Services, Inc.†	825	74,720
Roper Technologies, Inc.†	17	7,993
Snap-on, Inc.†	183	40,888
Stanley Black & Decker, Inc.	95	19,474
Trane Technologies PLC (Ireland)†	291	53,585
WW Grainger, Inc.	57	24,966
		834,032
Commercial & Professional Services — 0.9%
Republic Services, Inc.†	46	5,061
Robert Half International, Inc.†	756	67,261
		72,322
Consumer Durables & Apparel — 3.8%
Garmin Ltd. (Switzerland)	579	83,747
Hanesbrands, Inc.	1,429	26,679
Newell Brands, Inc.	30	824
NIKE, Inc., Class B	328	50,673
Whirlpool Corp.	707	154,140
		316,063
Consumer Services — 2.3%
Booking Holdings, Inc.*	3	6,564
Domino's Pizza, Inc.	41	19,126
Hilton Worldwide Holdings, Inc.*	278	33,532
Marriott International, Inc., Class A*	42	5,734
McDonald's Corp.†	156	36,035
Penn National Gaming, Inc.*	264	20,193
Yum! Brands, Inc.†	592	68,098
		189,282
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 4.4%
Berkshire Hathaway, Inc., Class B†*	477	$ 132,568
BlackRock, Inc.†	82	71,748
Intercontinental Exchange, Inc.	412	48,904
Nasdaq, Inc.†	321	56,432
T Rowe Price Group, Inc.†	259	51,274
		360,926
Energy — 1.2%
Cabot Oil & Gas Corp.	3,764	65,719
Halliburton Co.†	681	15,745
Marathon Petroleum Corp.	76	4,592
Phillips 66	167	14,332
Schlumberger NV (Curacao)	1	32
		100,420
Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	7	2,770
Kroger Co. (The)†	911	34,900
Sysco Corp.†	95	7,386
Walgreens Boots Alliance, Inc.	470	24,727
Walmart, Inc.†	1,701	239,875
		309,658
Food, Beverage & Tobacco — 21.1%
Altria Group, Inc.†	2,405	114,670
Archer-Daniels-Midland Co.†	1,072	64,963
Campbell Soup Co.†	3,425	156,146
Conagra Brands, Inc.†	3,498	127,257
Constellation Brands, Inc., Class A†	368	86,072
General Mills, Inc.†	3,314	201,922
Hershey Co. (The)	805	140,215
JM Smucker Co. (The)†	1,536	199,020
Kellogg Co.†	2,539	163,334
Kraft Heinz Co. (The)†	3,683	150,193
Molson Coors Beverage Co., Class B†*	904	48,536
Mondelez International, Inc., Class A†	1,919	119,822
Philip Morris International, Inc.†	1,193	118,238
Tyson Foods, Inc., Class A†	603	44,477
		1,734,865
Health Care Equipment & Services — 10.4%
Abbott Laboratories†	280	32,460
Becton Dickinson and Co.	137	33,317
Cerner Corp.	421	32,905
CVS Health Corp.†	945	78,851
Danaher Corp.†	113	30,325
HCA Healthcare, Inc.	61	12,611

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.†*	2,983	$ 199,026
Laboratory Corp. of America Holdings†*	774	213,508
McKesson Corp.	16	3,060
Quest Diagnostics, Inc.†	1,383	182,514
UnitedHealth Group, Inc.	81	32,436
Universal Health Services, Inc., Class B†	2	293
		851,306
Household & Personal Products — 7.5%
Clorox Co. (The)†	990	178,111
Colgate-Palmolive Co.†	1,952	158,795
Kimberly-Clark Corp.†	915	122,409
Procter & Gamble Co. (The)†	1,196	161,376
		620,691
Insurance — 3.7%
Aon PLC, Class A (Ireland)†	403	96,220
Arthur J Gallagher & Co.	546	76,484
Marsh & McLennan Cos., Inc.†	509	71,606
Willis Towers Watson PLC (Ireland)	250	57,505
		301,815
Materials — 4.5%
CF Industries Holdings, Inc.†	47	2,418
Eastman Chemical Co.†	485	56,624
International Paper Co.	65	3,985
Newmont Corp.†	1,159	73,457
Nucor Corp.†	820	78,663
PPG Industries, Inc.†	35	5,942
Sealed Air Corp.†	1,785	105,761
Sherwin-Williams Co. (The)	158	43,047
		369,897
Media & Entertainment — 8.0%
Activision Blizzard, Inc.†	123	11,739
Alphabet, Inc., Class A†*	106	258,830
Charter Communications, Inc., Class A†*	78	56,273
Electronic Arts, Inc.†	46	6,616
Facebook, Inc., Class A†*	450	156,470
Fox Corp., Class A†	544	20,199
Netflix, Inc.*	219	115,678
Take-Two Interactive Software, Inc.†*	19	3,363
ViacomCBS, Inc., Class B	707	31,956
		661,124
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 10.0%
AbbVie, Inc.	75	$ 8,448
Alexion Pharmaceuticals, Inc.†*	491	90,202
Biogen, Inc.†*	25	8,657
Gilead Sciences, Inc.†	595	40,972
Illumina, Inc.†*	23	10,884
Johnson & Johnson	458	75,451
Merck & Co., Inc.	1,740	135,320
PerkinElmer, Inc.†	1,264	195,174
Pfizer, Inc.†	4,097	160,438
Thermo Fisher Scientific, Inc.†	160	80,715
Waters Corp.*	53	18,317
		824,578
Real Estate — 2.6%
Alexandria Real Estate Equities, Inc., REIT	94	17,103
CBRE Group, Inc., Class A*	92	7,887
Duke Realty Corp., REIT	518	24,527
Extra Space Storage, Inc., REIT	315	51,603
Public Storage, REIT	254	76,375
Weyerhaeuser Co., REIT	1,013	34,868
		212,363
Retailing — 11.7%
Advance Auto Parts, Inc.	7	1,436
Amazon.com, Inc.†*	80	275,213
AutoZone, Inc.†*	21	31,337
Best Buy Co., Inc.†	54	6,209
eBay, Inc.†	642	45,075
Genuine Parts Co.†	852	107,753
Home Depot, Inc. (The)†	134	42,731
L Brands, Inc.	897	64,638
LKQ Corp.†*	361	17,768
Lowe's Cos., Inc.†	297	57,609
O'Reilly Automotive, Inc.†*	53	30,009
Target Corp.†	1,114	269,298
Tractor Supply Co.†	46	8,559
		957,635
Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.	41	5,838
Intel Corp.	1,706	95,775
QUALCOMM, Inc.	429	61,317
		162,930
Software & Services — 11.0%
Accenture PLC, Class A (Ireland)	66	19,456
Automatic Data Processing, Inc.	334	66,339

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.	406	$ 59,516
Mastercard, Inc., Class A†	157	57,319
Microsoft Corp.†	1,193	323,184
NortonLifeLock, Inc.†	3,049	82,994
Oracle Corp.†	1,992	155,057
Paychex, Inc.	31	3,326
PayPal Holdings, Inc.†*	186	54,215
Visa, Inc., Class A†	338	79,031
		900,437
Technology Hardware & Equipment — 9.2%
Apple, Inc.†	2,625	359,520
Cisco Systems, Inc.†	2,716	143,948
Corning, Inc.	796	32,556
F5 Networks, Inc.†*	102	19,039
HP, Inc.	2,594	78,313
Juniper Networks, Inc.†	765	20,923
NetApp, Inc.	131	10,719
Seagate Technology Holdings PLC (Ireland)	1,061	93,294
		758,312
Telecommunication Services — 3.4%
AT&T, Inc.	4,056	116,732
Verizon Communications, Inc.†	2,916	163,383
		280,115
Transportation — 4.7%
CSX Corp.	42	1,347
Expeditors International of Washington, Inc.†	1,299	164,453
FedEx Corp.	262	78,162
Southwest Airlines Co.*	273	14,494
United Parcel Service, Inc., Class B	614	127,694
		386,150
Utilities — 2.2%
Dominion Energy, Inc.†	2,478	182,307
TOTAL COMMON STOCKS (Cost $9,627,750)		11,400,975

TOTAL LONG POSITIONS - 138.7% (Cost $9,627,750)		11,400,975
	Number of Shares	Value

SHORT POSITIONS — (39.9)%
COMMON STOCKS — (39.9)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)*	(98)	$ (15,418)
Tesla, Inc.*	(24)	(16,313)
		(31,731)
Banks — (0.6)%
Comerica, Inc.	(29)	(2,069)
Huntington Bancshares, Inc.	(81)	(1,156)
M&T Bank Corp.	(102)	(14,821)
People's United Financial, Inc.	(893)	(15,306)
Truist Financial Corp.	(124)	(6,882)
Zions Bancorp NA	(185)	(9,779)
		(50,013)
Capital Goods — (1.7)%
Boeing Co. (The)*	(277)	(66,358)
Generac Holdings, Inc.*	(12)	(4,982)
Raytheon Technologies Corp.	(434)	(37,025)
Rockwell Automation, Inc.	(3)	(858)
TransDigm Group, Inc.*	(52)	(33,659)
		(142,882)
Commercial & Professional Services — (0.3)%
Cintas Corp.	(28)	(10,696)
Copart, Inc.*	(48)	(6,328)
Rollins, Inc.	(210)	(7,182)
		(24,206)
Consumer Durables & Apparel — (0.8)%
DR Horton, Inc.	(172)	(15,544)
NVR, Inc.*	(4)	(19,893)
PulteGroup, Inc.	(295)	(16,098)
PVH Corp.*	(105)	(11,297)
Ralph Lauren Corp.	(2)	(236)
		(63,068)
Consumer Services — (0.4)%
Chipotle Mexican Grill, Inc.*	(18)	(27,906)
Darden Restaurants, Inc.	(58)	(8,467)
		(36,373)
Diversified Financials — (0.9)%
MarketAxess Holdings, Inc.	(26)	(12,053)
MSCI, Inc.	(50)	(26,654)
Northern Trust Corp.	(69)	(7,978)
State Street Corp.	(306)	(25,178)
		(71,863)
Energy — (0.8)%
Chevron Corp.	(510)	(53,417)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Devon Energy Corp.	(208)	$ (6,072)
Diamondback Energy, Inc.	(88)	(8,262)
		(67,751)
Food, Beverage & Tobacco — (0.3)%
Brown-Forman Corp., Class B	(4)	(300)
Lamb Weston Holdings, Inc.	(326)	(26,295)
		(26,595)
Health Care Equipment & Services — (4.9)%
ABIOMED, Inc.*	(146)	(45,568)
Align Technology, Inc.*	(56)	(34,216)
Boston Scientific Corp.*	(463)	(19,798)
Cardinal Health, Inc.	(21)	(1,199)
Cooper Cos., Inc. (The)	(46)	(18,228)
DENTSPLY SIRONA, Inc.	(370)	(23,406)
Dexcom, Inc.*	(134)	(57,218)
Edwards Lifesciences Corp.*	(250)	(25,893)
Henry Schein, Inc.*	(196)	(14,541)
Humana, Inc.	(21)	(9,297)
IDEXX Laboratories, Inc.*	(36)	(22,736)
Intuitive Surgical, Inc.*	(39)	(35,866)
ResMed, Inc.	(71)	(17,503)
STERIS PLC (Ireland)	(11)	(2,269)
Teleflex, Inc.	(79)	(31,741)
West Pharmaceutical Services, Inc.	(66)	(23,701)
Zimmer Biomet Holdings, Inc.	(141)	(22,676)
		(405,856)
Insurance — (0.7)%
American International Group, Inc.	(115)	(5,474)
Everest Re Group Ltd. (Bermuda)	(7)	(1,764)
Lincoln National Corp.	(354)	(22,246)
Principal Financial Group, Inc.	(96)	(6,066)
Unum Group	(610)	(17,324)
		(52,874)
Materials — (2.9)%
Air Products & Chemicals, Inc.	(110)	(31,645)
Albemarle Corp.	(231)	(38,914)
Ball Corp.	(299)	(24,225)
Celanese Corp.	(28)	(4,245)
Ecolab, Inc.	(85)	(17,507)
FMC Corp.	(155)	(16,771)
International Flavors & Fragrances, Inc.	(344)	(51,394)
LyondellBasell Industries NV, Class A (Netherlands)	(332)	(34,153)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.	(28)	$ (9,851)
Vulcan Materials Co.	(36)	(6,266)
		(234,971)
Pharmaceuticals, Biotechnology & Life Sciences — (1.9)%
Amgen, Inc.	(35)	(8,531)
Bio-Rad Laboratories, Inc., Class A*	(12)	(7,731)
Catalent, Inc.*	(415)	(44,870)
Charles River Laboratories International, Inc.*	(6)	(2,220)
IQVIA Holdings, Inc.*	(12)	(2,908)
Perrigo Co. PLC (Ireland)	(696)	(31,912)
Viatris, Inc.	(3,932)	(56,188)
		(154,360)
Real Estate — (2.1)%
Boston Properties, Inc., REIT	(1)	(115)
Digital Realty Trust, Inc., REIT	(2)	(301)
Equinix, Inc., REIT	(47)	(37,722)
Federal Realty Investment Trust, REIT	(78)	(9,139)
Healthpeak Properties, Inc., REIT	(258)	(8,589)
Host Hotels & Resorts, Inc., REIT*	(1,772)	(30,283)
Regency Centers Corp., REIT	(120)	(7,688)
Simon Property Group, Inc., REIT	(131)	(17,093)
Ventas, Inc., REIT	(279)	(15,931)
Vornado Realty Trust, REIT	(619)	(28,889)
Welltower, Inc., REIT	(179)	(14,875)
		(170,625)
Retailing — (3.4)%
CarMax, Inc.*	(309)	(39,907)
Dollar General Corp.	(370)	(80,064)
Dollar Tree, Inc.*	(678)	(67,461)
Etsy, Inc.*	(184)	(37,875)
Gap, Inc. (The)	(720)	(24,228)
Pool Corp.	(54)	(24,768)
Ross Stores, Inc.	(62)	(7,688)
		(281,991)
Semiconductors & Semiconductor Equipment — (4.1)%
Advanced Micro Devices, Inc.*	(488)	(45,838)
Broadcom, Inc.	(14)	(6,676)
Enphase Energy, Inc.*	(317)	(58,211)
Microchip Technology, Inc.	(271)	(40,579)
Monolithic Power Systems, Inc.	(155)	(57,885)
NVIDIA Corp.	(50)	(40,005)
Skyworks Solutions, Inc.	(40)	(7,670)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
June 30, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Teradyne, Inc.	(313)	$ (41,929)
Xilinx, Inc.	(274)	(39,631)
		(338,424)
Software & Services — (4.0)%
Akamai Technologies, Inc.*	(303)	(35,330)
Citrix Systems, Inc.	(135)	(15,831)
Fidelity National Information Services, Inc.	(188)	(26,634)
FleetCor Technologies, Inc.*	(58)	(14,852)
Fortinet, Inc.*	(65)	(15,482)
Global Payments, Inc.	(210)	(39,383)
Intuit, Inc.	(46)	(22,548)
Jack Henry & Associates, Inc.	(128)	(20,929)
Paycom Software, Inc.*	(146)	(53,067)
PTC, Inc.*	(253)	(35,739)
Tyler Technologies, Inc.*	(74)	(33,475)
VeriSign, Inc.*	(58)	(13,206)
		(326,476)
Technology Hardware & Equipment — (1.4)%
Arista Networks, Inc.*	(3)	(1,087)
IPG Photonics Corp.*	(216)	(45,526)
Trimble, Inc.*	(233)	(19,067)
Western Digital Corp.*	(712)	(50,673)
		(116,353)
Telecommunication Services — (0.3)%
T-Mobile US, Inc.*	(176)	(25,490)
Transportation — (0.0)%
CH Robinson Worldwide, Inc.	(9)	(843)
Utilities — (8.0)%
Alliant Energy Corp.	(320)	(17,843)
Ameren Corp.	(316)	(25,293)
American Electric Power Co., Inc.	(363)	(30,706)
American Water Works Co., Inc.	(127)	(19,575)
Atmos Energy Corp.	(316)	(30,371)
CenterPoint Energy, Inc.	(1,745)	(42,787)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
CMS Energy Corp.	(220)	$ (12,998)
Consolidated Edison, Inc.	(269)	(19,293)
DTE Energy Co.	(109)	(14,126)
Duke Energy Corp.	(27)	(2,665)
Edison International	(725)	(41,920)
Entergy Corp.	(373)	(37,188)
Evergy, Inc.	(409)	(24,716)
Eversource Energy	(521)	(41,805)
Exelon Corp.	(194)	(8,596)
FirstEnergy Corp.	(732)	(27,238)
NextEra Energy, Inc.	(494)	(36,200)
NiSource, Inc.	(1,716)	(42,042)
Pinnacle West Capital Corp.	(442)	(36,231)
PPL Corp.	(1,358)	(37,983)
Public Service Enterprise Group, Inc.	(220)	(13,143)
Sempra Energy	(261)	(34,577)
Southern Co. (The)	(148)	(8,955)
WEC Energy Group, Inc.	(267)	(23,750)
Xcel Energy, Inc.	(425)	(27,999)
		(658,000)
TOTAL COMMON STOCKS (Proceeds $3,243,845)		(3,280,745)

TOTAL SECURITIES SOLD SHORT - (39.9)% (Proceeds $3,243,845)		(3,280,745)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		96,730
NET ASSETS - 100.0%		$8,216,960

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.